    As filed with the Securities and Exchange Commission on April 13, 2010



                                                             File Nos. 333-50540

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 29


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 221


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President


                      MetLife Investors Insurance Company

                            5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA




                                                                     MAY 1, 2010



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



                               The annuity contract has 55 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 54 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.








MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     Goldman Sachs Mid Cap Value Portfolio


     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)

     Janus Forty Portfolio


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/Eaton Vance Floating Rate Portfolio


     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio


     Pioneer Strategic Income Portfolio (Class E)


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND, INC.:

     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Met/Artisan Mid Cap Value Portfolio (Class B)


     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

(CLASS C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value   19
  .
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
for Certain
       Riders........................... 20
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 23
     Replacement of Contracts........... 23
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 26
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 31
     Automatic Rebalancing Program...... 31
     Description of the MetLife Asset
Allocation
       Program.......................... 31
     Description of the American Funds
Asset Allocation
       Portfolios....................... 32
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 32
     Description of the SSgA ETF         33
  Portfolios  .
     Voting Rights...................... 33
     Substitution of Investment Options  33
  .
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        35
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
Withdrawal
       Charge........................... 38
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39
     Annuity Options.................... 40


     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or           43
  Transfers  .
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders   43
  .
     Guaranteed Income Benefits......... 44
     Description of GMIB Plus II........ 45
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 53
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 54
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 60
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 61
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 64
     Guaranteed Minimum Accumulation     65
  Benefit  .
8. PERFORMANCE.......................... 69
9. DEATH BENEFIT........................ 69
     Upon Your Death.................... 69
     Standard Death Benefit - Principal  70
  Protection  .
     Optional Death Benefit - Annual     70
  Step-Up  .
     Optional Death Benefit - Enhanced   70
  Death Benefit
     Optional Death Benefit -            73
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 74
     General Death Benefit Provisions... 74
     Spousal Continuation............... 75
     Death of the Annuitant............. 75
     Controlled Payout.................. 76
10. FEDERAL INCOME TAX STATUS........... 76
     Taxation of Non-Qualified           76
  Contracts  .
     Taxation of Qualified Contracts.... 78
     Puerto Rico Tax Considerations..... 81
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 81
     Possible Tax Law Changes........... 82
11. OTHER INFORMATION................... 82
     MetLife Investors.................. 82
     The Separate Account............... 82
     Distributor........................ 83
     Selling Firms...................... 83
     Requests and Elections............. 85
     Ownership.......................... 86
     Legal Proceedings.................. 86

  Financial Statements..................  86
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  87
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 23
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 55 and 61
Annuitant................................................................ 86
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 40
Beneficiary.............................................................. 86
Benefit Base............................................................. 61
Business Day............................................................. 20
Contract Year............................................................ 44
Death Benefit Base....................................................... 71
Fixed Account............................................................ 18
Good Order............................................................... 85
Guaranteed Accumulation Amount........................................... 65
Guaranteed Withdrawal Amount............................................. 62
GWB Withdrawal Rate...................................................... 61
Income Base.............................................................. 46
Income Phase............................................................. 18
Investment Portfolios.................................................... 24
Joint Owners............................................................. 86
Owner.................................................................... 86
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 54
Separate Account......................................................... 82
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $25
                                          $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)**
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits+

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.


+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II                        Maximum charge: 1.50% of the Income Base
                                      (Note 1)
                                      Current charge: 1.00% of the Income Base
                                      (Note 1)

  GMIB Plus I                         Maximum charge: 1.50% of the Income Base
                                      (Note 1)
                                      Current charge: 0.80% of the Income Base
                                      (Note 1)

  GMIB II and GMIB I                  0.50% of the Income Base (Note 1)

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.60% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 1.25% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)

  Lifetime Withdrawal Guarantee II    Maximum charge: 1.80% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 1.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)

  Lifetime Withdrawal Guarantee I     Maximum charge: 0.95% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 0.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)

  Lifetime Withdrawal Guarantee I     Maximum charge: 1.40% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 0.70% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)


   -----------------------------------------------------------------------------



*You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal Benefit   Maximum charge: 1.00% of the Guaranteed
                                           Withdrawal Amount (Note 3)

                                           Current charge: 0.55% of the Guaranteed
                                           Withdrawal Amount (Note 3)

  Guaranteed Withdrawal Benefit            Maximum charge: 0.95% of the Guaranteed
                                           Withdrawal Amount (Note 3)
                                           Current charge: 0.50% of the Guaranteed
                                           Withdrawal Amount (Note 3)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)

ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit (issue age 69     Maximum charge: 1.50% of the Death Benefit
  or younger)                              Base (Note 5)

                                           Current charge: 0.75% of the Death Benefit Base
                                           (Note 5)

  Enhanced Death Benefit (issue age        Maximum charge: 1.50% of the Death Benefit
  70-75)                                   Base (Note 5)

                                           Current charge: 0.95% of the Death Benefit Base
                                           (Note 5)



   -----------------------------------------------------------------------------


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. The Enhanced Death Benefit rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.53%         1.42%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio             0.00%        0.55%          0.14%      0.39%      1.08%       0.04%         1.04%
 American Funds Growth Portfolio           0.00%        0.55%          0.10%      0.35%      1.00%       0.00%         1.00%
 American Funds International Portfolio    0.00%        0.55%          0.13%      0.54%      1.22%       0.03%         1.19%
 BlackRock High Yield Portfolio            0.60%        0.25%          0.07%      0.00%      0.92%       0.00%         0.92%
 Clarion Global Real Estate Portfolio      0.64%        0.25%          0.09%      0.00%      0.98%       0.00%         0.98%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.05%      0.00%      1.02%       0.00%         1.02%
 Harris Oakmark International Portfolio    0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Invesco Small Cap Growth Portfolio        0.86%        0.25%          0.04%      0.00%      1.15%       0.00%         1.15%
 Janus Forty Portfolio                     0.64%        0.25%          0.04%      0.00%      0.93%       0.00%         0.93%
 Lazard Mid Cap Portfolio                  0.70%        0.25%          0.04%      0.00%      0.99%       0.00%         0.99%
 Legg Mason ClearBridge Aggressive         0.64%        0.25%          0.03%      0.00%      0.92%       0.00%         0.92%
  Growth
 Portfolio
 Legg Mason Value Equity Portfolio         0.64%        0.25%          0.07%      0.00%      0.96%       0.00%         0.96%
 Loomis Sayles Global Markets Portfolio    0.69%        0.25%          0.07%      0.00%      1.01%       0.00%         1.01%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.00%         0.80%
 Lord Abbett Growth and Income Portfolio   0.53%        0.25%          0.03%      0.00%      0.81%       0.00%         0.81%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.08%      0.00%      1.01%       0.00%         1.01%
 Met/Eaton Vance Floating Rate             0.61%        0.25%          0.16%      0.00%      1.02%       0.00%         1.02%
  Portfolio(1)
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.10%      0.00%      1.15%       0.00%         1.15%
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.99%        0.25%          0.18%      0.00%      1.42%       0.00%         1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%        0.25%          0.10%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 PIMCO Inflation Protected Bond            0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Pioneer Fund Portfolio                    0.66%        0.25%          0.08%      0.00%      0.99%       0.00%         0.99%
 Pioneer Strategic Income Portfolio        0.60%        0.15%          0.06%      0.00%      0.81%       0.00%         0.81%
 Rainier Large Cap Equity Portfolio        0.67%        0.25%          0.03%      0.00%      0.95%       0.00%         0.95%
 RCM Technology Portfolio                  0.88%        0.25%          0.08%      0.00%      1.21%       0.00%         1.21%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.04%      0.00%      1.04%       0.00%         1.04%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.61%        0.25%          0.03%      0.00%      0.89%       0.00%         0.89%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.05%      0.00%      0.60%       0.01%         0.59%
 Portfolio
 BlackRock Money Market Portfolio(2)(3)    0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.71%        0.15%          0.03%      0.00%      0.89%       0.05%         0.84%
 Jennison Growth Portfolio                 0.62%        0.25%          0.04%      0.00%      0.91%       0.04%         0.87%
 Met/Artisan Mid Cap Value Portfolio(4)    0.82%        0.25%          0.05%      0.00%      1.12%       0.00%         1.12%
 Met/Dimensional International Small       0.81%        0.25%          0.19%      0.00%      1.25%       0.00%         1.25%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.10%      0.01%      0.66%       0.01%         0.65%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.03%      0.00%      0.53%       0.01%         0.52%
 Morgan Stanley EAFE (Reg. TM) Index       0.30%        0.30%          0.14%      0.01%      0.75%       0.01%         0.74%
  Portfolio
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.10%      0.00%      0.65%       0.01%         0.64%
 Van Eck Global Natural Resources          0.79%        0.25%          0.06%      0.02%      1.12%       0.00%         1.12%
  Portfolio
 Western Asset Management U.S.             0.48%        0.25%          0.04%      0.00%      0.77%       0.01%         0.76%
  Government
 Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)   0.07%        0.25%          0.03%      0.56%      0.91%       0.00%         0.91%
 MetLife Moderate Strategy Portfolio(5)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(5)    0.06%        0.25%          0.00%      0.66%      0.97%       0.00%         0.97%
 MetLife Growth Strategy Portfolio(5)      0.06%        0.25%          0.00%      0.73%      1.04%       0.00%         1.04%
 MetLife Aggressive Strategy               0.10%        0.25%          0.02%      0.73%      1.10%       0.02%         1.08%
  Portfolio(5)
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.09%        0.55%          0.03%      0.39%      1.06%       0.02%         1.04%
 Portfolio(4)(6)
 American Funds Balanced Allocation        0.08%        0.55%          0.02%      0.39%      1.04%       0.00%         1.04%
 Portfolio(4)(6)
 American Funds Growth Allocation          0.08%        0.55%          0.02%      0.38%      1.03%       0.00%         1.03%
 Portfolio(4)(6)
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.03%      0.84%      1.17%       0.03%         1.14%
  Strategy
 Portfolio(7)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio(8)   0.33%        0.25%          0.07%      0.21%      0.86%       0.03%         0.83%
 SSgA Growth ETF Portfolio(8)              0.33%        0.25%          0.10%      0.22%      0.90%       0.03%         0.87%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2010.


(2) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(3) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.


(4) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.


(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,318      (a)$2,429      (a)$3,570      (a)$6,744
    minimum       (b)$1,229      (b)$2,171      (b)$3,158      (b)$6,017


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$618      (a)$1,889      (a)$3,210      (a)$6,744
    minimum       (b)$529      (b)$1,631      (b)$2,798      (b)$6,017


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$978      (a)$1,391      (a)$1,809      (a)$3,062
    minimum       (b)$889      (b)$1,123      (b)$1,362      (b)$2,168


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$278      (a)$851     (a)$1,449      (a)$3,062
    minimum       (b)$189      (b)$583     (b)$1,002      (b)$2,168


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.

Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios).


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on

May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.


OR


(B) You must allocate:


o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds Bond Portfolio


     Barclays Capital Aggregate Bond Index Portfolio


     BlackRock Money Market Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     American Funds Growth Portfolio

     American Funds International Portfolio

     American Funds Moderate Allocation Portfolio


     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio


     Janus Forty Portfolio


     Jennison Growth Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley EAFE (Reg. TM) Index Portfolio


     Pioneer Fund Portfolio


     Pioneer Strategic Income Portfolio


     Rainier Large Cap Equity Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------



     Goldman Sachs Mid Cap Value Portfolio


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio


     MetLife Mid Cap Stock Index Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio


     Invesco Small Cap Growth Portfolio


     Met/Dimensional International Small Company Portfolio


     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio


     Russell 2000 (Reg. TM) Index Portfolio


     Third Avenue Small Cap Value Portfolio


     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE

LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:


   Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 54 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:


     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     Goldman Sachs Mid Cap Value Portfolio


     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)

     Janus Forty Portfolio


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/Eaton Vance Floating Rate Portfolio


     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio


     Pioneer Strategic Income Portfolio (Class E)


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Barclays Capital Aggregate Bond Index Portfolio


         (Class G)


     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Met/Artisan Mid Cap Value Portfolio (Class B)


     Met/Dimensional International Small Company Portfolio (Class B)


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)


     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*


     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/

Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, Morgan Stanley EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:



1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)


The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.



DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)



DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/

Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)

DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.



Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II and GMIB I are not available for sale.



If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base. For contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the income base.


If you selected the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). The GWB I rider is no longer available for purchase. Please check with your registered representative regarding which versions are available in your state.

If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the

Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase . At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.



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


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



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


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II and GMIB I are not available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/

Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix D for examples of the GMIB.)



DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER



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


THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or



    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday;
(ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). (See Appendix D for examples of the GMIB.)


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.


DESCRIPTION OF GMIB II



The GMIB II rider is no longer available for sale.



In states where approved, GMIB II was available only for owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase
     Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


The GMIB I rider is not available for sale.


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.

(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). LWG I is only offered in states where LWG II has not yet been approved. GWB I is no longer available for purchase.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT

(TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal

(including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



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


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get



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


divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated

     (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


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    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.


You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2)





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



your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).

We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is no longer available for sale.



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions;

(2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.



By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.



The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen.No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000
   - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*


                                         INCOME
                                       GUARANTEES
                                        GMIB PLUS
                                         I & II
 LIFETIME INCOME              Yes (after waiting period)
 BENEFIT RIDER INVOLVES                   Yes
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/       Prior to annuitization
 WAITING PERIOD                  Must wait 10 years to
                            annuitize under rider; Optional
                              Step-Up/2/ restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes
 MAY INVEST IN VARIABLE         Prior to annuitization
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                    Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take
                               lump-sum option under the
                                    GPO provisions
 DEATH BENEFIT             Prior to annuitization, contract
                              death benefit available/3/
 CURRENT RIDER CHARGES/4/        GMIB Plus II: 1.00%;
                                  GMIB Plus I: 0.80%



                                                        WITHDRAWAL
                                                        GUARANTEES
                                  LIFETIME WITHDRAWAL
                                   GUARANTEE I & II                     ENHANCED GWB
 LIFETIME INCOME            Yes (if first withdrawal on or                 No
                                  after age 59 1/2)
 BENEFIT RIDER INVOLVES                   No                               No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/                Yes                               Yes
 WAITING PERIOD             None (age 59 1/2 for lifetime                 None
                                     withdrawals)
 RESET/STEP-UP                           Yes                               Yes
 MAY INVEST IN VARIABLE                  Yes                               Yes
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                   Yes                               No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER       Yes, at 5th, 10th & 15th       Yes, within 90 days after 5th
                            contract anniversary, annually        contract anniversary
                           thereafter; or, lump-sum option
                            under the GPA provisions after
                                       15 years
 DEATH BENEFIT                Contract death benefit or      Ability to receive Benefit Base
                            alternate rider death benefit   in series of payments instead of
                            available; ability to receive        contract death benefit
                                 Remaining Guaranteed
                             Withdrawal Amount in series
                           of payments instead of contract
                                    death benefit
 CURRENT RIDER CHARGES/4/     LWG II: 1.25% (Single Life    0.55%
                            version) or 1.50% (Joint Life
                            version); LWG I: 0.50% (Single
                            Life version) or 0.70% (Joint
                                    Life version)

--------


* For descriptions of the GMIB I, GMIB II, and GWB I riders, which are no longer available for sale, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.


(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.



If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:



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(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "Purchase -

Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see "Expenses -
Death Benefit Rider Charges").


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount



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immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d)    A change of the owner or joint owner (or annuitant if


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


     the owner is a non-natural person), subject to our administrative procedures;



e)    The date you assign your contract;



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



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


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual



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Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the



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


primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or



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benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



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TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions



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from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her



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participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may



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determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.



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POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed



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Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling



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firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We



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and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008575          7.016504         1,489,655.7097
   01/01/2009                             to  12/31/2009        7.016504          8.956971         3,822,164.8200
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038574          8.958531           102,715.0448
   01/01/2009                             to  12/31/2009        8.958531          9.914745           237,540.3800
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998575          6.364205         1,986,210.6664
   01/01/2009                             to  12/31/2009        6.364205          8.420381         4,395,530.4500
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988576          5.763664           266,254.6293
   01/01/2009                             to  12/31/2009        5.763664          7.901709         1,118,936.3200
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088572          6.059120           130,383.0723
   01/01/2009                             to  12/31/2009        6.059120          8.526167           288,323.3200
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018575          7.690677           632,896.8899
   01/01/2009                             to  12/31/2009        7.690677          9.367447         1,776,531.4000
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.010615         12.733893             4,644.3595
   01/01/2009                             to  12/31/2009       12.733893         18.432949           126,101.1000
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         12.842253        65,680.1666
  01/01/2005    to  12/31/2005       12.842253         14.361086       221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665       213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582       145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490       154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414       160,189.2800
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.979835        82,643.9004
  01/01/2005    to  12/31/2005       11.979835         13.308023       109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948       107,157.0510
  01/01/2007    to  12/31/2007       15.197948         15.465093        99,419.1581
  01/01/2008    to  12/31/2008       15.465093          9.757880        91,362.8861
  01/01/2009    to  12/31/2009        9.757880         12.743199        83,013.9100
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.763336       140,155.1290
  01/01/2004    to  12/31/2004       11.763336         13.994100       282,617.7601
  01/01/2005    to  12/31/2005       13.994100         15.780483       254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036       254,524.7291
  01/01/2007    to  12/31/2007       20.071036         19.588813       238,219.6437
  01/01/2008    to  12/31/2008       19.588813         11.429986       247,935.4415
  01/01/2009    to  12/31/2009       11.429986         17.494711       246,404.8500
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         12.034528        97,168.7707
  01/01/2004    to  12/31/2004       12.034528         13.589483       103,025.3216
  01/01/2005    to  12/31/2005       13.589483         14.495473       109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565       111,697.0879
  01/01/2007    to  12/31/2007       16.408565         15.756529       131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726       153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774       152,000.2600
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.717278       217,140.6072
  01/01/2004    to  12/31/2004        6.717278          7.189929       318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860       250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713       232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126       226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779       205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197       210,303.4700
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247456         10.627269             0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860        52,849.6900
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428             0.0000
  01/01/2007    to  12/31/2007       10.346428         13.056584         4,649.3586
  01/01/2008    to  12/31/2008       13.056584          7.827887        45,409.4605
  01/01/2009    to  12/31/2009        7.827887         10.880671        58,121.0600
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.114631       174,836.8741
  01/01/2004    to  12/31/2004       16.114631         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         43.114082       105,089.3259
  01/01/2004    to  12/31/2004       43.114082         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221       457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630       428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476       429,098.2600
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283       498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355       484,186.6300
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.610242       102,491.7650
  01/01/2004    to  12/31/2004       11.610242         12.197049       181,197.2843
  01/01/2005    to  12/31/2005       12.197049         13.035149       277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143       230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871       167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028       169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069       312,799.3200
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.604697           70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697          370,610.8500
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          7.038489          417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219        1,251,328.9000
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.727655           34,265.7492
  01/01/2004    to  11/19/2004        7.727655          7.945595           51,635.2834
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998575         10.904481            8,194.6400
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576            2,835.6493
  01/01/2007    to  12/31/2007       10.485576         14.139404           11,313.7846
  01/01/2008    to  12/31/2008       14.139404          6.206168          212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730          500,738.8100
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.497588           82,477.5512
  01/01/2004    to  12/31/2004        9.497588         11.208267          444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848          666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474          603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629          432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813          413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221          432,602.6600
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.969640          352,547.3249
  01/01/2004    to  12/31/2004        7.969640          8.370190          492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885          466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873          614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771          537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204          510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238          458,516.6000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.442908         233,720.3985
  01/01/2004    to  12/31/2004       10.442908         11.236502         353,686.1928
  01/01/2005    to  12/31/2005       11.236502         11.245632         254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728         256,083.2801
  01/01/2007    to  12/31/2007       11.143728         12.186705         236,762.8367
  01/01/2008    to  12/31/2008       12.186705         11.200179         236,684.3964
  01/01/2009    to  12/31/2009       11.200179         13.050909         354,047.1100
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.687477         239,224.2539
  01/01/2004    to  12/31/2004       11.687477         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680          76,202.9300
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565877          9.985542               0.0000
  01/01/2008    to  12/31/2008        9.985542          5.735714           5,788.3869
  01/01/2009    to  12/31/2009        5.735714          6.978023          12,679.3500
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.602892          41,536.8386
  01/01/2004    to  12/31/2004        4.602892          4.347370         132,215.9100
  01/01/2005    to  12/31/2005        4.347370          4.764097          90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155          92,431.7187
  01/01/2007    to  12/31/2007        4.954155          6.431316          85,797.7021
  01/01/2008    to  12/31/2008        6.431316          3.526189          84,001.8777
  01/01/2009    to  12/31/2009        3.526189          5.533372         110,255.3900
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158       2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545       3,031,686.8500
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723       1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366       1,164,698.6100
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.128422         205,195.9994
  01/01/2004    to  12/31/2004        6.128422          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729         984,254.2900
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.488494         157,715.4306
  01/01/2004    to  12/31/2004       11.488494         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.122514          66,323.9097
  01/01/2005    to  12/31/2005       11.122514         12.226213          44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545          46,370.7652
  01/01/2007    to  12/31/2007       12.801545         15.686606          42,540.5936
  01/01/2008    to  12/31/2008       15.686606          8.005137          50,547.2214
  01/01/2009    to  12/31/2009        8.005137         11.628611          57,550.6000
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.569022         15.090255           3,015.0700
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014          64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463         273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221         517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141       1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453       1,108,920.4500
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.032199           66,830.7497
  01/01/2004    to  12/31/2004       10.032199          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.781850          242,775.3304
  01/01/2004    to  12/31/2004       10.781850         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.762009          156,031.8871
  01/01/2004    to  12/31/2004        9.762009         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
============   ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.939577         13.989331          184,602.2509
  01/01/2004    to  12/31/2004       13.989331         15.141040          233,525.3521
  01/01/2005    to  12/31/2005       15.141040         16.396913          195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026          185,309.5425
  01/01/2007    to  12/31/2007       18.156026         16.652392          161,422.5346
  01/01/2008    to  12/31/2008       16.652392          8.853884          151,378.3014
  01/01/2009    to  12/31/2009        8.853884         12.340053          144,169.8200
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618               69.1893
  01/01/2009    to  12/31/2009       10.137618         14.281201            8,620.2200
============   ==== ==========       =========         =========        ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.179204         13.943832                6.6100
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.460062           30,174.7201
  01/01/2004    to  12/31/2004       10.460062         11.385874           62,937.5749
  01/01/2005    to  12/31/2005       11.385874         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181           79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483          109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702          205,547.4100
============   ==== ==========       =========         =========       ===============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.325674         12.025392            2,768.6000
============   ==== ==========       =========         =========       ===============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.560189         14.238122                0.0000
============   ==== ==========       =========         =========       ===============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.633525         14.804435           14,490.6000
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032                0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307              382.3422
  01/01/2007    to  12/31/2007       16.375307         16.814588              593.1883
  01/01/2008    to  12/31/2008       16.814588         16.508505           30,860.0092
  01/01/2009    to  12/31/2009       16.508505         16.960174           28,022.3200
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.303038         10.693251          164,585.3927
  01/01/2005    to  12/31/2005       10.693251         11.651175          581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.103167         10.397106        1,026,838.2730
  01/01/2005    to  12/31/2005       10.397106         10.994107        2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.943271         10.113107           25,869.8450
  01/01/2005    to  12/31/2005       10.113107         10.430055          114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.243077         10.608115        1,288,060.5410
  01/01/2005    to  12/31/2005       10.608115         11.426958        2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215        4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565        7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740       14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495       15,338,430.2500
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.013225         10.233375          241,279.7859
  01/01/2005    to  12/31/2005       10.233375         10.688727          777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632        1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163        2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726        3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404        3,870,580.0800
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916          8.921633         3,515.2612
  01/01/2009    to  12/31/2009        8.921633          9.814869        14,744.6700
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826        10,372.6903
  01/01/2009    to  12/31/2009        5.739826          7.821959        14,891.7100
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913          6.034090         9,868.8798
  01/01/2009    to  12/31/2009        6.034090          8.440167        15,146.0500
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810             0.0000
  01/01/2009    to  12/31/2009       11.824810         17.014752        20,244.2300
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697       147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141       133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490       132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296       120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716       133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555       127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929       133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293       120,066.3037
  01/01/2008    to  12/31/2008       15.128293          9.487967        87,531.5536
  01/01/2009    to  12/31/2009        9.487967         12.316594        80,949.5500
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.683960         11.625277         380,772.7126
  01/01/2004    to  12/31/2004       11.625277         13.746952         430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353         354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154         312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669         285,968.3884
  01/01/2008    to  12/31/2008       18.899669         10.961554         253,171.1413
  01/01/2009    to  12/31/2009       10.961554         16.677336         231,614.4000
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.653416         11.893317         252,033.9427
  01/01/2004    to  12/31/2004       11.893317         13.349490         199,024.9843
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
  01/01/2007    to  12/31/2007       15.927114         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579         114,170.5400
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.448004          6.620031         659,293.7894
  01/01/2004    to  12/31/2004        6.620031          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534         285,432.3300
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282         10.616793           2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828           3,867.0656
  01/01/2007    to  12/31/2007       10.304828         12.925932          30,466.2269
  01/01/2008    to  12/31/2008       12.925932          7.702959          29,920.1168
  01/01/2009    to  12/31/2009        7.702959         10.643023          30,230.4200
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.542867         15.881558         598,811.8673
  01/01/2004    to  12/31/2004       15.881558         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.192095         42.490294         341,376.5167
  01/01/2004    to  12/31/2004       42.490294         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089         206,660.7900
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.639989         11.473990         260,483.4454
  01/01/2004    to  12/31/2004       11.473990         11.981598         340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130         212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736         187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817         182,110.0800
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563          16,371.4500
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436           5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161          15,243.2600
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358161          7.615832         193,664.6165
  01/01/2004    to  11/19/2004        7.615832          7.789155         264,344.9394
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918         10.860673               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386            3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877           29,645.1320
  01/01/2008    to  12/31/2008       13.997877          6.107034           39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524           67,145.2700
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257269          9.360152          222,073.2009
  01/01/2004    to  12/31/2004        9.360152         10.979856          426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118          342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096          310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567          278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126          216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051          202,264.8100
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.476827          7.854290        1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.401088          608,509.8350
  01/01/2004    to  12/31/2004       10.401088         11.124393          827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004          552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273          537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895          437,638.2083
  01/01/2008    to  12/31/2008       11.849895         10.825292          355,871.0936
  01/01/2009    to  12/31/2009       10.825292         12.538680          303,299.6900
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.491153         11.518393          789,557.8663
  01/01/2004    to  12/31/2004       11.518393         11.863917          812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882          646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117          585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116          542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839          525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007          437,952.3100
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928                0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975          9.975512         4,599.8967
  01/01/2008    to  12/31/2008        9.975512          5.695473        17,983.6007
  01/01/2009    to  12/31/2009        5.695473          6.887615        23,146.3600
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270487          4.536216       122,905.1606
  01/01/2004    to  12/31/2004        4.536216          4.258682       283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082       230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367       163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776       161,648.8623
  01/01/2008    to  12/31/2008        6.187776          3.372242       108,137.2786
  01/01/2009    to  12/31/2009        3.372242          5.260154       124,133.0300
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315          8.432783        71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264       132,301.2500
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708135          6.039673       756,611.6907
  01/01/2004    to  12/31/2004        6.039673          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011       336,984.3600
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.429221         11.385490       502,413.5804
  01/01/2004    to  12/31/2004       11.385490         14.131572       462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231       230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080       219,343.5800
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.077804           98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461           77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415           69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884           57,361.9080
  01/01/2008    to  12/31/2008       15.344884          7.783610           51,733.7185
  01/01/2009    to  12/31/2009        7.783610         11.239190           46,250.5500
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811           40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440           89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762           97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498          121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604          115,859.6000
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406         14.113833            1,218.4600
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.990560          9.887032          304,112.7764
  01/01/2004    to  12/31/2004        9.887032          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.466410         10.625867          846,109.7706
  01/01/2004    to  12/31/2004       10.625867         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.028934          9.674439         416,549.8094
  01/01/2004    to  12/31/2004        9.674439         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
============   ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.824616         13.787013         646,623.9795
  01/01/2004    to  12/31/2004       13.787013         14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617         362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131         318,593.9459
  01/01/2008    to  12/31/2008       16.022131          8.467499         270,166.4324
  01/01/2009    to  12/31/2009        8.467499         11.730917         251,482.6000
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304               0.0000
  01/01/2009    to  12/31/2009       10.127304         14.181330               0.0000
============   ==== ==========       =========         =========         ============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666         13.171307           2,608.9200
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.560748         10.337295         201,383.4761
  01/01/2004    to  12/31/2004       10.337295         11.184770         243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703         126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674         147,741.1000
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.756520         11.246923           3,334.0700
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595         13.316341             734.8500
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882         14.700819               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039               55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294            2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642            7,259.2480
  01/01/2008    to  12/31/2008       15.536642         15.162330           19,190.9392
  01/01/2009    to  12/31/2009       15.162330         15.484010           14,765.8400
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074          854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684        1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206        1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136        3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089        4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836        4,311,431.3700
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473          237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964        1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478        1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449        1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887        1,501,860.3000
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018        2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007        3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785        4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010        4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380        4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345        4,518,008.7300
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628         880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857       1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355       1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296       2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307       2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293       1,962,479.3300
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: ING Clarion Real Estate Securities, L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/

AIM Small Cap Growth Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.



LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)



SUBADVISER: ClearBridge Advisors, LLC



INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.



LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.



MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*



SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO



SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.



METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




MORGAN STANLEY EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE (Reg. TM) Index.



RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the return of the Russell 2000 (Reg. TM) Index.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*



SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0

* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0

* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2010             $100,000
    B    Account Value                              10/1/2011 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2011             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2011             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2011          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2012 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2012             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2012          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2012             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2012             $  9,000
    G    Percentage Reduction in Account                    10/2/2012                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2012             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2012          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2012          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2012             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                     MAY 1, 2010




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                               The annuity contract has 46 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 45 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.







AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. International Growth Fund

         (formerly AIM V.I. International Growth Fund)




FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Foreign Securities Fund


MET INVESTORS SERIES TRUST (CLASS B):

     Clarion Global Real Estate Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio )


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio


     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC.:


     Artio International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)


     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Stock Index Portfolio (Class B)


     Neuberger Berman Genesis Portfolio (Class B)

         (formerly BlackRock Strategic Value Portfolio)


     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     High Yield Portfolio


     Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):


     Putnam VT Vista Fund




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

(CLASS C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 19
     Market Timing...................... 19
2. PURCHASE............................. 20
     Purchase Payments.................. 20
     Termination for Low Account Value   20
  .
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
for Certain
       Riders........................... 21
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 30
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Description of the MetLife Asset
Allocation
       Program.......................... 32
     Description of the American Funds
Asset Allocation
       Portfolios....................... 33
     Description of the SSgA ETF         33
  Portfolios  .
     Voting Rights...................... 34
     Substitution of Investment Options  34
  .
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        36
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
Withdrawal
       Charge........................... 38
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42


     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44
     Suspension of Payments or           44
  Transfers  .
7. LIVING BENEFITS...................... 44
     Overview of Living Benefit Riders   44
  .
     Guaranteed Income Benefits......... 45
     Description of GMIB Plus II........ 46
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 53
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 54
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 60
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 61
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 64
     Guaranteed Minimum Accumulation     65
  Benefit  .
8. PERFORMANCE.......................... 70
9. DEATH BENEFIT........................ 70
     Upon Your Death.................... 70
     Standard Death Benefit - Principal  71
  Protection  .
     Optional Death Benefit - Annual     71
  Step-Up  .
     Optional Death Benefit - Enhanced   71
  Death Benefit
     Optional Death Benefit -            74
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 75
     General Death Benefit Provisions... 75
     Spousal Continuation............... 76
     Death of the Annuitant............. 76
     Controlled Payout.................. 77
10. FEDERAL INCOME TAX STATUS........... 77
     Taxation of Non-Qualified           77
  Contracts  .
     Taxation of Qualified Contracts.... 79
     Puerto Rico Tax Considerations..... 82
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 82
     Possible Tax Law Changes........... 82
11. OTHER INFORMATION................... 83
     MetLife Investors.................. 83
     The Separate Account............... 83
     Distributor........................ 84
     Selling Firms...................... 84
     Requests and Elections............. 85
     Ownership.......................... 86
     Legal Proceedings.................. 86

  Financial Statements..................  87
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  87
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 19
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 55 and 61
Annuitant................................................................ 86
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 40
Beneficiary.............................................................. 86
Benefit Base............................................................. 61
Business Day............................................................. 20
Death Benefit Base....................................................... 72
Fixed Account............................................................ 19
Good Order............................................................... 85
Guaranteed Accumulation Amount........................................... 65
Guaranteed Withdrawal Amount............................................. 62
GWB Withdrawal Rate...................................................... 61
Income Base.............................................................. 46
Income Phase............................................................. 19
Investment Portfolios.................................................... 25
Joint Owners............................................................. 86
Owner.................................................................... 86
Purchase Payment......................................................... 20
Remaining Guaranteed Withdrawal Amount................................... 54
Separate Account......................................................... 83
Total Guaranteed Withdrawal Amount....................................... 54

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or the guaranteed minimum accumulation benefit (GMAB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $25
                                          $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)+
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits-

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


* Certain charges and expenses are different for contracts issued prior to May 1, 2004. Certain charges and expenses may not apply apply during the income phase of the contract. (See "Expenses.")



** We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the Lord Abbett Growth and Income Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).




+ See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.


- This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II                        Maximum charge: 1.50% of the Income Base (Note 1)
                                      Current charge: 1.00% of the Income Base (Note 1)
  GMIB Plus I                         Maximum charge: 1.50% of the Income Base (Note 1)
                                      Current charge: 0.80% of the Income Base (Note 1)
  GMIB II and GMIB I                  0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE II RIDER CHARGES
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.60% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 1.25% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.80% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 1.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)


--------------------------------------------------------------------------------


*You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit may be elected with. Certain rider charges for contracts issued before February 24, 2008, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 2. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

LIFETIME WITHDRAWAL GUARANTEE I RIDER CHARGES
  Lifetime Withdrawal Guarantee I          Maximum charge: 0.95% of the Total Guaranteed
  (Single Life version)                    Withdrawal Amount (Note 2)

                                           Current charge: 0.50% of the Total Guaranteed
                                           Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee I          Maximum charge: 1.40% of the Total Guaranteed
  (Joint Life version)                     Withdrawal Amount (Note 2)
                                           Current charge: 0.70% of the Total Guaranteed
                                           Withdrawal Amount (Note 2)
GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal Benefit   Maximum charge: 1.00% of the Guaranteed
                                           Withdrawal Amount (Note 3)
                                           Current charge: 0.55% of the Guaranteed Withdrawal
                                           Amount (Note 3)
  Guaranteed Withdrawal Benefit            Maximum charge: 0.95% of the Guaranteed
                                           Withdrawal Amount (Note 3)
                                           Current charge: 0.50% of the Guaranteed Withdrawal
                                           Amount (Note 3)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)



--------------------------------------------------------------------------------

Note 2. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit (issue age 69    Maximum charge: 1.50% of the Death Benefit Base
  or younger)                             (Note 5)

                                          Current charge: 0.65% of the Death Benefit Base (Note
                                              5)
  Enhanced Death Benefit (issue age       Maximum charge: 1.50% of the Death Benefit Base
  70-75)                                  (Note 5)
                                          Current charge: 0.90% of the Death Benefit Base (Note
                                              5)



--------------------------------------------------------------------------------


Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.60% of the Death Benefit Base if you are age 69 or younger at issue and 0.85% of the Death Benefit Base if you are age 70-75

at issue. The Enhanced Death Benefit rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.53%         1.60%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.




                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund    0.71%       0.25%       0.33%      0.02%      1.31%        0.00%        1.31%
FIDELITY VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                   0.46%       0.25%       0.12%      0.00%      0.83%        0.00%        0.83%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund         0.64%       0.25%       0.15%      0.02%      1.06%        0.01%        1.05%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio      0.64%       0.25%       0.09%      0.00%      0.98%        0.00%        0.98%
 Invesco Small Cap Growth Portfolio        0.86%       0.25%       0.04%      0.00%      1.15%        0.00%        1.15%
 Lazard Mid Cap Portfolio                  0.70%       0.25%       0.04%      0.00%      0.99%        0.00%        0.99%
 Legg Mason ClearBridge Aggressive         0.64%       0.25%       0.03%      0.00%      0.92%        0.00%        0.92%
  Growth
 Portfolio
 Legg Mason Value Equity Portfolio         0.64%       0.25%       0.07%      0.00%      0.96%        0.00%        0.96%
 Lord Abbett Bond Debenture Portfolio      0.51%       0.25%       0.04%      0.00%      0.80%        0.00%        0.80%
 Lord Abbett Growth and Income Portfolio   0.53%       0.25%       0.03%      0.00%      0.81%        0.00%        0.81%
 Lord Abbett Mid Cap Value Portfolio       0.68%       0.25%       0.08%      0.00%      1.01%        0.00%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.99%       0.25%       0.18%      0.00%      1.42%        0.00%        1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%       0.25%       0.10%      0.00%      1.06%        0.00%        1.06%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.70%       0.25%       0.20%      0.00%      1.15%        0.00%        1.15%
 Oppenheimer Capital Appreciation          0.60%       0.25%       0.07%      0.00%      0.92%        0.00%        0.92%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.04%      0.00%      0.77%        0.00%        0.77%
 Pioneer Fund Portfolio                    0.66%       0.25%       0.08%      0.00%      0.99%        0.00%        0.99%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.04%      0.00%      1.04%        0.00%        1.04%
 Third Avenue Small Cap Value Portfolio    0.74%       0.25%       0.04%      0.00%      1.03%        0.00%        1.03%
 Van Kampen Comstock Portfolio             0.61%       0.25%       0.03%      0.00%      0.89%        0.00%        0.89%
METROPOLITAN SERIES FUND, INC.
 Artio International Stock Portfolio       0.83%       0.25%       0.13%      0.03%      1.24%        0.03%        1.21%
 BlackRock Bond Income Portfolio           0.38%       0.25%       0.05%      0.00%      0.68%        0.03%        0.65%
 BlackRock Legacy Large Cap Growth         0.73%       0.00%       0.10%      0.00%      0.83%        0.01%        0.82%
 Portfolio
 BlackRock Money Market Portfolio(1)(2)    0.32%       0.25%       0.02%      0.00%      0.59%        0.01%        0.58%
 Davis Venture Value Portfolio             0.71%       0.15%       0.03%      0.00%      0.89%        0.05%        0.84%
 Jennison Growth Portfolio                 0.62%       0.25%       0.04%      0.00%      0.91%        0.04%        0.87%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.45%      0.00%      1.60%        0.05%        1.55%
  Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.03%      0.00%      0.53%        0.01%        0.52%
 Neuberger Berman Genesis Portfolio        0.85%       0.25%       0.09%      0.00%      1.19%        0.03%        1.16%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.07%      0.00%      0.92%        0.00%        0.92%
  Portfolio
 T. Rowe Price Small Cap Growth            0.51%       0.25%       0.11%      0.00%      0.87%        0.00%        0.87%
  Portfolio
 Western Asset Management Strategic Bond   0.62%       0.25%       0.07%      0.00%      0.94%        0.04%        0.90%
 Opportunities Portfolio

                                                                     ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                 MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                    FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                ------------ ----------- ---------- ---------- ----------- ------------- ----------
PIMCO VARIABLE INSURANCE TRUST

 High Yield Portfolio             0.60%       0.00%       0.16%      0.00%      0.76%        0.00%        0.76%
 Low Duration Portfolio           0.50%       0.00%       0.17%      0.00%      0.67%        0.00%        0.67%
PUTNAM VARIABLE TRUST
 Putnam VT Vista Fund(3)          0.59%       0.25%       0.20%      0.01%      1.05%        0.00%        1.05%




                                                         12B-1/
                                          MANAGEMENT    SERVICE      OTHER
                                             FEES         FEES     EXPENSES
                                         ------------ ----------- ----------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(4)   0.07%       0.25%       0.03%
 MetLife Moderate Strategy Portfolio(4)    0.07%       0.25%       0.00%
 MetLife Balanced Strategy Portfolio(4)    0.06%       0.25%       0.00%
 MetLife Growth Strategy Portfolio(4)      0.06%       0.25%       0.00%
 MetLife Aggressive Strategy               0.10%       0.25%       0.02%
  Portfolio(4)
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.09%       0.55%       0.03%
 Portfolio(5)(6)
 American Funds Balanced Allocation        0.08%       0.55%       0.02%
 Portfolio(5)(6)
 American Funds Growth Allocation          0.08%       0.55%       0.02%
 Portfolio(5)(6)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio(7)   0.33%       0.25%       0.07%
 SSgA Growth ETF Portfolio(7)              0.33%       0.25%       0.10%



                                                                                   NET TOTAL
                                                                                     ANNUAL
                                                                                   PORTFOLIO
                                          ACQUIRED     TOTAL     CONTRACTUAL   EXPENSES INCLUDING
                                            FUND       ANNUAL      EXPENSE        EXPENSES OF
                                          FEES AND   PORTFOLIO     SUBSIDY         UNDERLYING
                                          EXPENSES    EXPENSES   OR DEFERRAL       PORTFOLIOS
                                         ---------- ----------- ------------- -------------------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM

 MetLife Defensive Strategy Portfolio(4)  0.56%      0.91%       0.00%          0.91%
 MetLife Moderate Strategy Portfolio(4)   0.65%      0.97%       0.00%          0.97%
 MetLife Balanced Strategy Portfolio(4)   0.66%      0.97%       0.00%          0.97%
 MetLife Growth Strategy Portfolio(4)     0.73%      1.04%       0.00%          1.04%
 MetLife Aggressive Strategy              0.73%      1.10%       0.02%          1.08%
  Portfolio(4)
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation       0.39%      1.06%       0.02%          1.04%
 Portfolio(5)(6)
 American Funds Balanced Allocation       0.39%      1.04%       0.00%          1.04%
 Portfolio(5)(6)
 American Funds Growth Allocation         0.38%      1.03%       0.00%          1.03%
 Portfolio(5)(6)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio(7)  0.21%      0.86%       0.03%          0.83%
 SSgA Growth ETF Portfolio(7)             0.22%      0.90%       0.03%          0.87%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.


(2) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.


(3) Total annual operating expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(4) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(6) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.


(7) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit rider (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,336      (a)$2,480      (a)$3,651      (a)$6,882
    minimum       (b)$1,229      (b)$2,172      (b)$3,158      (b)$6,018


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$636      (a)$1,940      (a)$3,291      (a)$6,882
    minimum       (b)$529      (b)$1,632      (b)$2,798      (b)$6,018




CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$996      (a)$1,445      (a)$1,898      (a)$3,233
    minimum       (b)$889      (b)$1,123      (b)$1,363      (b)$2,169


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$296      (a)$905     (a)$1,538      (a)$3,233
    minimum       (b)$189      (b)$583     (b)$1,003      (b)$2,169

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the following portfolios: the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, or the Strategic Growth and Income Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, SSgA Growth and Income ETF Portfolio, SSgA Growth ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account

OR


(B) You must allocate:


o AT LEAST 15% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 85% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     PIMCO Total Return Portfolio

     PIMCO VIT Low Duration Portfolio


Platform 2
----------



     American Funds Moderate Allocation Portfolio


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     Artio International Stock Portfolio


     BlackRock Legacy Large Cap Growth Portfolio


     Davis Venture Value Portfolio

     Fidelity VIP Equity-Income Portfolio


     Invesco V.I. International Growth Fund


     Jennison Growth Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


     MetLife Stock Index Portfolio


     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO VIT High Yield Portfolio


     Pioneer Fund Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     T. Rowe Price Large Cap Growth Portfolio

     Templeton Foreign Securities Fund

     Van Kampen Comstock Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Morgan Stanley Mid Cap Growth Portfolio


     Putnam VT Vista Fund


     T. Rowe Price Mid Cap Growth Portfolio



Platform 4
----------



     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Loomis Sayles Small Cap Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio


     Neuberger Berman Genesis Portfolio


     T. Rowe Price Small Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:


   Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 45 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a mutual fund with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


     Invesco V.I. International Growth Fund

         (formerly AIM V.I. International Growth Fund)




FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:



     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Templeton Foreign Securities Fund



MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:



     Clarion Global Real Estate Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio )

     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio


     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Artio International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio


         (Class A)

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Stock Index Portfolio (Class B)


     Neuberger Berman Genesis Portfolio (Class B)

         (formerly BlackRock Strategic Value Portfolio)


     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     High Yield Portfolio


     Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


     Putnam VT Vista Fund




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Asset Allocation Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Invesco V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Artio International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO VIT High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:



1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)


The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid Cap Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.



DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)



DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.



Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.65% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.90% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, the percentage charge for the Enhanced Death Benefit is reduced to 0.60% of the death benefit base if you were age 69 or younger at issue and 0.80% of the death benefit base if you were age 70-75 at issue.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. Currently the contract is not available for new sales. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base.


If you select the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2004 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). You can select a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider when you purchase the contract. Currently the contract is not available for new sales.


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25%

Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's Asset Allocation Portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase . At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



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


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



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


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. There are three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.



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


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


o  Guaranteed Minimum Accumulation Benefit (GMAB)


The Guaranteed Minimum Accumulation Benefit is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four versions of the GMIB under this contract:


o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued before February 24, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/

Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


(1) reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) reset the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) we may reset the GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the



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


120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 10 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 6% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



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


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or



    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued before February 24, 2009, the following differences apply:
---------------------------------------------



(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(2) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the



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


     rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.



(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the SSgA Growth and Income ETF Portfolio


    (i)    the SSgA Growth ETF Portfolio


    (j)    the BlackRock Money Market Portfolio.


You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II is available only for owners up through age 75, and you can only elect GMIB II at the time you purchase the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:



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


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you can only elect the GMIB I rider at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account



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


value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS



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


REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN

WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get



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


divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated

     (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


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


     (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the SSgA Growth and Income ETF Portfolio


    (i)    the SSgA Growth ETF Portfolio


    (j)    the BlackRock Money Market Portfolio.


You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal




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Amount, any decrease of the Annual Benefit Payment caused by an Excess
Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable



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


contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is no longer available for sale.



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.



By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Asset Allocation Portfolio that you have chosen.No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is

   $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.


                                       INCOME
                                     GUARANTEES
                            GMIB PLUS               GMIB
                             I & II                I & II
 LIFETIME INCOME      Yes (after waiting    Yes (after waiting
                            period)               period)
 BENEFIT RIDER                Yes                   Yes
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS               Prior to              Prior to
 PERMITTED/1/            annuitization         annuitization
 WAITING PERIOD       Must wait 10 years    Must wait 10 years
                      to annuitize under    to annuitize under
                        rider; Optional     rider; withdrawals
                      Step-Up/2/ restarts         available
                        waiting period;         immediately
                          withdrawals
                           available
                          immediately
 RESET/STEP-UP                Yes                   No
 MAY INVEST IN             Prior to              Prior to
 VARIABLE                annuitization         annuitization
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                   No
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL   Yes, after 10 years,           No
 RIDER                 can take lump-sum
                       option under the
                        GPO provisions
 DEATH BENEFIT             Prior to              Prior to
                        annuitization,        annuitization,
                        contract death        contract death
                     benefit available/3/   benefit available/3/



                                                                           ACCOUNT
                                       WITHDRAWAL                           VALUE
                                       GUARANTEES                         GUARANTEE
                             LIFETIME
                            WITHDRAWAL            ENHANCED GWB
                         GUARANTEE I & II            & GWB I                GMAB
 LIFETIME INCOME         Yes (if first                No                     No
                        withdrawal on or
                       after age 59 1/2)
 BENEFIT RIDER                 No                     No                     No
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS                  Yes                     Yes                   Yes
 PERMITTED/1/
 WAITING PERIOD       None (age 59 1/2 for           None                 10 years
                            lifetime
                          withdrawals)
 RESET/STEP-UP                Yes                     Yes                    No
 MAY INVEST IN                Yes                     Yes                   Yes
 VARIABLE
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                     No                    Yes
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL    Yes, at 5th, 10th &        Enhanced GWB       Yes, within 90 days
                                             ----------------------
 RIDER                   15th contract       only: Yes, within 90    after 5th contract
                          anniversary,          days after 5th          anniversary
                      annually thereafter;         contract
                          or, lump-sum            anniversary
                        option under the
                         GPA provisions
                         after 15 years
 DEATH BENEFIT           Contract death       Ability to receive          Prior to
                      benefit or alternate      Benefit Base in        annuitization,
                      rider death benefit     series of payments       contract death
                     available; ability to    instead of contract   benefit available/3/
                       receive Remaining         death benefit
                           Guaranteed
                           Withdrawal
                      Amount in series of
                      payments instead of
                         contract death
                            benefit

                                       68

                                                                                    ACCOUNT
                         INCOME                        WITHDRAWAL                    VALUE
                       GUARANTEES                      GUARANTEES                  GUARANTEE
                                                LIFETIME
                  GMIB PLUS     GMIB           WITHDRAWAL          ENHANCED GWB
                    I & II     I & II       GUARANTEE I & II         & GWB I         GMAB
 CURRENT RIDER   1.00%       0.50%          LWG II: 1.25%       Enhanced GWB:     0.75%
 CHARGES/4/                             (Single Life version)   0.55%; GWB I:
                                           or 1.50% (Joint      0.50%
                                          Life version); LWG
                                           I: 0.50% (Single
                                           Life version) or
                                          0.70% (Joint Life
                                               version)

--------

(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.


(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT


In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.


If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:



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(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other


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method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


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e)    The date you assign your contract;



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)



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ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract.



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Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at



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least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater



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than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An



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owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty




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tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general



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creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The



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exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will



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notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay



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all money we owe under those contracts and policies from our general account.
MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to



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selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this



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policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2004    to  12/31/2004       15.412506         18.206389         1,758.2045
  01/01/2005    to  12/31/2005       18.206389         21.153435        60,259.8037
  01/01/2006    to  12/31/2006       21.153435         26.702840        71,039.9424
  01/01/2007    to  12/31/2007       26.702840         30.154803        41,437.1933
  01/01/2008    to  12/31/2008       30.154803         17.700900        29,175.9999
  01/01/2009    to  12/31/2009       17.700900         23.572238        25,408.1200
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       48.855332         53.347764         1,033.9908
  01/01/2005    to  12/31/2005       53.347764         55.594101         2,459.3011
  01/01/2006    to  12/31/2006       55.594101         65.814753         3,389.2393
  01/01/2007    to  12/31/2007       65.814753         65.786706         8,383.6649
  01/01/2008    to  12/31/2008       65.786706         37.133706         3,725.6832
  01/01/2009    to  12/31/2009       37.133706         47.607725         5,749.7100
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.865318         26.352621        73,873.4453
  01/01/2005    to  12/31/2005       26.352621         28.658472       201,233.8000
  01/01/2006    to  12/31/2006       28.658472         34.356122       206,233.0059
  01/01/2007    to  12/31/2007       34.356122         39.151600       112,020.9554
  01/01/2008    to  12/31/2008       39.151600         23.040143       104,834.0295
  01/01/2009    to  12/31/2009       23.040143         31.166988        95,020.0700
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.049454          7.016504         1,489,655.7097
   01/01/2009                             to  12/31/2009        7.016504          8.956971         3,822,164.8200
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.453679          6.364205         1,986,210.6664
   01/01/2009                             to  12/31/2009        6.364205          8.420381         4,395,530.4500
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.655160          7.690677           632,896.8899
   01/01/2009                             to  12/31/2009        7.690677          9.367447         1,776,531.4000
=============                            ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.499406         14.361086           221,739.4574
   01/01/2006                             to  12/31/2006       14.361086         19.503665           213,770.9582
   01/01/2007                             to  12/31/2007       19.503665         16.361582           145,227.6772
   01/01/2008                             to  12/31/2008       16.361582          9.419490           154,187.2780
   01/01/2009                             to  12/31/2009        9.419490         12.527414           160,189.2800
=============                            ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.206781         20.864603            48,089.4640
   01/01/2005                             to  04/30/2005       20.864603         20.017625                 0.0000
=============                            ==== ==========       =========         =========         ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.746898         15.756529           131,278.2056
   01/01/2008                             to  12/31/2008       15.756529          9.595726           153,906.5093
   01/01/2009                             to  12/31/2009        9.595726         12.953774           152,000.2600
=============                            ==== ==========       =========         =========         ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.771613         14.819977             7,447.7792
   01/01/2005                             to  12/31/2005       14.819977         16.060762            11,015.6011
   01/01/2006                             to  12/31/2006       16.060762         18.171642            28,486.8134
   01/01/2007                             to  04/27/2007       18.171642         19.761608                 0.0000
=============                            ==== ==========       =========         =========         ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.611150          7.189929           318,525.9078
   01/01/2005                             to  12/31/2005        7.189929          8.060860           250,205.7032
   01/01/2006                             to  12/31/2006        8.060860          7.818713           232,569.9866
   01/01/2007                             to  12/31/2007        7.818713          7.892126           226,248.5456
   01/01/2008                             to  12/31/2008        7.892126          4.747779           205,007.5443
   01/01/2009                             to  12/31/2009        4.747779          6.231197           210,303.4700
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.422245         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860        52,849.6900
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004        7.729082          8.573655         5,660.9558
  01/01/2005    to  12/31/2005        8.573655          9.047333         6,001.0006
  01/01/2006    to  04/30/2006        9.047333          9.458778         6,635.7888
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       14.558790         15.650668        96,280.8231
  01/01/2005    to  04/30/2005       15.650668         15.157397             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       16.605671         17.886929         3,783.0938
  01/01/2005    to  04/30/2005       17.886929         17.207436             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.242312         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221       457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630       428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476       429,098.2600
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379       199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591       540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108       559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461       532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283       498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355       484,186.6300
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.448289         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.823168         14.565940         132,059.0398
  01/01/2005    to  04/30/2005       14.565940         12.512507               0.0000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168         212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730         500,738.8100
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.960610          8.557905         152,398.8933
  01/01/2005    to  12/31/2005        8.557905         10.764717         372,947.7733
  01/01/2006    to  12/31/2006       10.764717         13.610871         299,628.1311
  01/01/2007    to  12/31/2007       13.610871         17.301248         171,460.6515
  01/01/2008    to  04/25/2008       17.301248         15.754412               0.0000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.877115          8.370190         492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.676306         12.110712         749,670.7222
   01/01/2005                             to  12/31/2005       12.110712         12.223413       1,536,060.8230
   01/01/2006                             to  12/31/2006       12.223413         12.611070       1,628,841.7989
   01/01/2007                             to  12/31/2007       12.611070         13.388910       1,122,424.5428
   01/01/2008                             to  12/31/2008       13.388910         13.269677       1,836,957.9602
   01/01/2009                             to  12/31/2009       13.269677         15.459765       3,388,891.8900
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.664335         15.152734         104,369.7194
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.603770         16.688680          76,202.9300
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.632445         11.417835         144,395.5413
   01/01/2005                             to  12/31/2005       11.417835         11.891041         368,533.7917
   01/01/2006                             to  12/31/2006       11.891041         12.892189         440,098.8173
   01/01/2007                             to  12/31/2007       12.892189         12.683697         422,392.8319
   01/01/2008                             to  12/31/2008       12.683697          7.460889         388,134.6867
   01/01/2009                             to  05/01/2009        7.460889          7.379561               0.0000
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.953016         16.069205           2,027.5711
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.132557          94,522.1794
   01/01/2006                             to  12/31/2006       10.132557         11.174895         790,808.0319
   01/01/2007                             to  12/31/2007       11.174895         11.625285       2,359,402.6657
   01/01/2008                             to  12/31/2008       11.625285          8.599158       2,787,693.6433
   01/01/2009                             to  12/31/2009        8.599158         10.600545       3,031,686.8500
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.170740          59,035.1052
   01/01/2006                             to  12/31/2006       10.170740         11.430018         731,364.3154
   01/01/2007                             to  12/31/2007       11.430018         11.915503       1,057,692.4238
   01/01/2008                             to  12/31/2008       11.915503          7.883723       1,040,729.3647
   01/01/2009                             to  12/31/2009        7.883723         10.046366       1,164,698.6100
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.284295          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729         984,254.2900
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.999476         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630          42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348          86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428         118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398         140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322         125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041         150,014.0500
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.974762         13.688306             805.6921
  01/01/2005    to  12/31/2005       13.688306         15.888294          14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676          12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643          17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186          18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987          21,864.5000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       45.785064         45.825002            6,712.2250
   01/01/2005                             to  12/31/2005       45.825002         46.209352           88,287.5867
   01/01/2006                             to  12/31/2006       46.209352         47.501189          122,438.4329
   01/01/2007                             to  12/31/2007       47.501189         49.707922           77,243.1931
   01/01/2008                             to  12/31/2008       49.707922         47.265989           72,186.6628
   01/01/2009                             to  12/31/2009       47.265989         50.940114           90,883.4000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.129750         11.520590              644.7500
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       15.099210         14.937184                0.0000
   01/01/2007                             to  12/31/2007       14.937184         16.500598                0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744                0.0000
   01/01/2009                             to  05/01/2009        9.341744          8.887754                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.483262         16.193114            3,602.8568
   01/01/2008                             to  12/31/2008       16.193114          9.155475            2,461.0473
   01/01/2009                             to  05/01/2009        9.155475          8.705625                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.834903         21.251446               89.3343
   01/01/2005                             to  12/31/2005       21.251446         22.777274            1,726.9382
   01/01/2006                             to  12/31/2006       22.777274         23.845946            2,261.5699
   01/01/2007                             to  04/27/2007       23.845946         25.440586                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.982136         10.094014           64,483.2823
   01/01/2006                             to  12/31/2006       10.094014         10.417463          273,210.8711
   01/01/2007                             to  12/31/2007       10.417463         10.777221          517,884.4061
   01/01/2008                             to  12/31/2008       10.777221         10.914141        1,219,381.8091
   01/01/2009                             to  12/31/2009       10.914141         10.800453        1,108,920.4500
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.999714          9.965778           73,780.4515
   01/01/2005                             to  04/30/2005        9.965778          9.982068                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.173123         18.207351           20,066.1476
  01/01/2005    to  12/31/2005       18.207351         18.675545           22,905.2494
  01/01/2006    to  12/31/2006       18.675545         21.466160           17,385.1967
  01/01/2007    to  12/31/2007       21.466160         20.405274           16,879.6167
  01/01/2008    to  12/31/2008       20.405274         12.375528           17,169.9679
  01/01/2009    to  12/31/2009       12.375528         13.783491           17,495.4800
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.651722         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.837372          9.791170           12,815.1797
  01/01/2005    to  12/31/2005        9.791170         10.089451          374,096.4112
  01/01/2006    to  12/31/2006       10.089451         10.927544          410,338.8051
  01/01/2007    to  12/31/2007       10.927544         11.251048          214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750          218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795          212,467.5500
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181           79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483          109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702          205,547.4100
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.228408         12.175379         195,303.9832
  01/01/2005    to  12/31/2005       12.175379         12.779031         590,106.3817
  01/01/2006    to  12/31/2006       12.779031         14.239431       1,281,613.4581
  01/01/2007    to  12/31/2007       14.239431         15.347357         664,358.3890
  01/01/2008    to  12/31/2008       15.347357          8.786128         649,315.3029
  01/01/2009    to  12/31/2009        8.786128         12.405083         566,003.2500
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       51.163633         53.195858          71,519.3837
  01/01/2005    to  12/31/2005       53.195858         55.400156         195,569.2500
  01/01/2006    to  04/30/2006       55.400156         57.897507         228,689.5306
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.470698         13.304023           1,305.4847
  01/01/2005    to  12/31/2005       13.304023         14.539868           6,954.0347
  01/01/2006    to  12/31/2006       14.539868         14.873344           8,128.2061
  01/01/2007    to  12/31/2007       14.873344         16.079665          13,176.9683
  01/01/2008    to  12/31/2008       16.079665         10.107218          19,061.3384
  01/01/2009    to  12/31/2009       10.107218         13.831167          15,663.6800
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.835831         19.981733              95.5994
  01/01/2005    to  12/31/2005       19.981733         20.229636           5,128.3248
  01/01/2006    to  12/31/2006       20.229636         20.932602          11,057.7617
  01/01/2007    to  12/31/2007       20.932602         21.426045          12,279.3719
  01/01/2008    to  12/31/2008       21.426045         17.929098           8,185.7091
  01/01/2009    to  12/31/2009       17.929098         23.341846           7,374.3100
============   ==== ==========       =========         =========       ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.935368         12.947911           7,280.7603
  01/01/2005    to  12/31/2005       12.947911         13.308426         138,343.5007
  01/01/2006    to  12/31/2006       13.308426         14.333171         183,289.8067
  01/01/2007    to  12/31/2007       14.333171         14.643464         110,363.2611
  01/01/2008    to  12/31/2008       14.643464         11.055669          91,658.4799
  01/01/2009    to  12/31/2009       11.055669         15.306964          88,764.5100
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.162693         12.240853           14,422.5383
  01/01/2005    to  12/31/2005       12.240853         12.205636           29,848.7056
  01/01/2006    to  12/31/2006       12.205636         12.527669           34,876.3652
  01/01/2007    to  12/31/2007       12.527669         13.276772           33,247.4550
  01/01/2008    to  12/31/2008       13.276772         13.050080           50,497.5409
  01/01/2009    to  12/31/2009       13.050080         14.597434           66,315.5100
============   ==== ==========       =========         =========        ==============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.047022         13.152821            1,276.1558
  01/01/2005    to  12/31/2005       13.152821         13.436290            1,371.0081
  01/01/2006    to  12/31/2006       13.436290         15.239325            1,932.2809
  01/01/2007    to  12/31/2007       15.239325         16.072867            3,117.7829
  01/01/2008    to  12/31/2008       16.072867          9.101523            2,242.4668
  01/01/2009    to  07/17/2009        9.101523          9.058443                0.0000
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.386183         49.298756            1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339            5,489.3200
============   ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  05/03/2004    to  12/31/2004       12.398267         14.133934              213.9146
  01/01/2005    to  12/31/2005       14.133934         15.646903            1,887.5461
  01/01/2006    to  12/31/2006       15.646903         16.287396            1,981.3093
  01/01/2007    to  12/31/2007       16.287396         16.688285            2,035.7127
  01/01/2008    to  12/31/2008       16.688285          8.969702            1,947.7075
  01/01/2009    to  12/31/2009        8.969702         12.284528            2,018.7300
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.854629          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
============   ==== ==========       =========         =========        ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.315577        1,476,101.4681
  01/01/2007    to  12/31/2007       10.315577         11.076711        2,710,154.1309
  01/01/2008    to  11/07/2008       11.076711          6.723418                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                     NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT            UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD           END OF PERIOD
                                                           ---------------   ---------------   --------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.501971          8.451645         12,103,070.9155
   01/01/2009                             to  12/31/2009        8.451645         10.706411         14,973,177.8600
=============                            ==== ==========       =========         =========         ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.959644         10.201593          1,143,376.4236
   01/01/2007                             to  12/31/2007       10.201593         10.715653          5,482,434.6827
   01/01/2008                             to  11/07/2008       10.715653          7.381965                  0.0000
=============                            ==== ==========       =========         =========         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.649911         11.183762            188,059.5845
   01/01/2007                             to  12/31/2007       11.183762         11.691964            800,555.5716
   01/01/2008                             to  12/31/2008       11.691964          9.157310          1,459,289.2595
   01/01/2009                             to  12/31/2009        9.157310         11.109695          2,334,215.5600
=============                            ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.204189          8.120740         14,788,093.7682
   01/01/2009                             to  12/31/2009        8.120740         10.428495         15,338,430.2500
=============                            ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.237889          2,412,242.7137
   01/01/2007                             to  12/31/2007       10.237889         10.907693          6,955,046.1144
   01/01/2008                             to  11/07/2008       10.907693          6.969094                  0.0000
=============                            ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.061525         11.630632          1,141,012.3178
   01/01/2007                             to  12/31/2007       11.630632         12.192163          2,292,187.4525
   01/01/2008                             to  12/31/2008       12.192163          8.854726          3,036,575.9505
   01/01/2009                             to  12/31/2009        8.854726         11.020404          3,870,580.0800
=============                            ==== ==========       =========         =========         ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2004    to  12/31/2004       14.427941         16.975707           201.3949
  01/01/2005    to  12/31/2005       16.975707         19.605943         2,145.7007
  01/01/2006    to  12/31/2006       19.605943         24.601800         3,111.1924
  01/01/2007    to  12/31/2007       24.601800         27.615072         5,304.2402
  01/01/2008    to  12/31/2008       27.615072         16.112618         2,925.4294
  01/01/2009    to  12/31/2009       16.112618         21.328810         3,185.8000
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       43.967239         47.819604           745.9480
  01/01/2005    to  12/31/2005       47.819604         49.535976         4,252.9095
  01/01/2006    to  12/31/2006       49.535976         58.293183         4,006.4906
  01/01/2007    to  12/31/2007       58.293183         57.917823         3,659.4928
  01/01/2008    to  12/31/2008       57.917823         32.495290           761.7135
  01/01/2009    to  12/31/2009       32.495290         41.411678           727.5900
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.275514         24.423028         9,931.6985
  01/01/2005    to  12/31/2005       24.423028         26.401650        25,153.7669
  01/01/2006    to  12/31/2006       26.401650         31.461875        20,672.8692
  01/01/2007    to  12/31/2007       31.461875         35.637790        11,312.6355
  01/01/2008    to  12/31/2008       35.637790         20.846228         7,098.4038
  01/01/2009    to  12/31/2009       20.846228         28.030564         7,128.3500
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.026246          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.432410          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.629980          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.424258         14.218141         133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296         120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910          89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964          82,561.9300
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       14.933150         20.407953           7,676.1676
  01/01/2005    to  04/30/2005       20.407953         19.541200               0.0000
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.191695         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579         114,170.5400
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303             401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264             787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858           1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.502177          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534         285,432.3300
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.391094         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004        7.499951          8.286461           1,551.3443
  01/01/2005    to  12/31/2005        8.286461          8.692126           1,551.3443
  01/01/2006    to  04/30/2006        8.692126          9.069817           1,551.3443
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.812031         14.788979          11,220.9335
  01/01/2005    to  04/30/2005       14.788979         14.294863               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  05/01/2004    to  12/31/2004       14.849635         15.931923               0.0000
  01/01/2005    to  04/30/2005       15.931923         15.296730               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.529947         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089         206,660.7900
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271          23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204          60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364          57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573          49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.223524         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130         212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736         187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817         182,110.0800
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.332967         13.993581          14,520.0855
  01/01/2005    to  04/30/2005       13.993581         11.997312               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034           39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524           67,145.2700
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.627398          8.115896           17,594.1835
  01/01/2005    to  12/31/2005        8.115896         10.147894           40,247.3676
  01/01/2006    to  12/31/2006       10.147894         12.754275           36,673.0059
  01/01/2007    to  12/31/2007       12.754275         16.115145           21,684.6794
  01/01/2008    to  04/25/2008       16.115145         14.646315                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856          426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118          342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096          310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567          278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126          216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051          202,264.8100
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.747306          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917          812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882          646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117          585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116          542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839          525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007          437,952.3100
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       13.976263         14.394588           13,064.1492
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.505123         11.236317         8,070.8003
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389        25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903        19,566.9589
  01/01/2009    to  05/01/2009        7.167903          7.075613             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.251352         15.265149           162.0794
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.117411         2,037.4350
  01/01/2006    to  12/31/2006       10.117411         11.091625        22,829.8775
  01/01/2007    to  12/31/2007       11.091625         11.469258        69,815.5955
  01/01/2008    to  12/31/2008       11.469258          8.432783        71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264       132,301.2500
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.155537             0.0000
  01/01/2006    to  12/31/2006       10.155537         11.344850        17,513.4697
  01/01/2007    to  12/31/2007       11.344850         11.755582        33,061.0998
  01/01/2008    to  12/31/2008       11.755582          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.180690          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011       336,984.3600
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.867701         14.131572       462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231       230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080       219,343.5800
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969         8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950         7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369        22,981.4400
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.074965         12.609500             0.0000
  01/01/2005    to  12/31/2005       12.609500         14.548836         4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341         4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514             0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848           625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204           625.1100
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       40.305838         40.312488           926.6569
  01/01/2005    to  12/31/2005       40.312488         40.408096        11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976        10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359         3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524         6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373         3,752.6900
============   ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.415159         10.576973             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  05/01/2006    to  12/31/2006       14.171468         13.963702             0.0000
  01/01/2007    to  12/31/2007       13.963702         15.332447             0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179             0.0000
  01/01/2009    to  05/01/2009        8.628179          8.192498             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       14.445320         15.046857                0.0000
  01/01/2008    to  12/31/2008       15.046857          8.456209                0.0000
  01/01/2009    to  05/01/2009        8.456209          8.024685                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2004    to  12/31/2004       18.567621         19.814670                0.0000
  01/01/2005    to  12/31/2005       19.814670         21.110699                0.0000
  01/01/2006    to  12/31/2006       21.110699         21.969305                0.0000
  01/01/2007    to  04/27/2007       21.969305         23.392674                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.834948          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.805739         17.723119            1,222.1236
  01/01/2005    to  12/31/2005       17.723119         18.070456            1,641.7435
  01/01/2006    to  12/31/2006       18.070456         20.646753            1,362.6289
  01/01/2007    to  12/31/2007       20.646753         19.508247            1,863.6587
  01/01/2008    to  12/31/2008       19.508247         11.760306            1,645.8059
  01/01/2009    to  12/31/2009       11.760306         13.019861            1,645.8100
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.545673         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.679209          9.577756           4,839.9460
  01/01/2005    to  12/31/2005        9.577756          9.810686          45,453.9805
  01/01/2006    to  12/31/2006        9.810686         10.562205          52,922.5019
  01/01/2007    to  12/31/2007       10.562205         10.809461          30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256          16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452          20,326.0100
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.701841         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703         126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674         147,741.1000
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.864795         11.734328          24,721.9804
  01/01/2005    to  12/31/2005       11.734328         12.242665          55,221.6127
  01/01/2006    to  12/31/2006       12.242665         13.560394         110,561.2758
  01/01/2007    to  12/31/2007       13.560394         14.527575          47,218.7462
  01/01/2008    to  12/31/2008       14.527575          8.266781          36,838.5979
  01/01/2009    to  12/31/2009        8.266781         11.602046          36,142.4400
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       46.042512         47.681186           8,475.3099
  01/01/2005    to  12/31/2005       47.681186         49.360843          21,155.8590
  01/01/2006    to  04/30/2006       49.360843         51.486019          23,357.0427
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945157         12.692750             342.5621
  01/01/2005    to  12/31/2005       12.692750         13.789115             482.5501
  01/01/2006    to  12/31/2006       13.789115         14.021175             454.7855
  01/01/2007    to  12/31/2007       14.021175         15.067202             430.6295
  01/01/2008    to  12/31/2008       15.067202          9.413845             398.9156
  01/01/2009    to  12/31/2009        9.413845         12.805266             361.6300
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.791140         18.798576             0.0000
  01/01/2005    to  12/31/2005       18.798576         18.918267         6,430.6321
  01/01/2006    to  12/31/2006       18.918267         19.458894         6,526.1565
  01/01/2007    to  12/31/2007       19.458894         19.797824         6,753.0942
  01/01/2008    to  12/31/2008       19.797824         16.467214             0.0000
  01/01/2009    to  12/31/2009       16.467214         21.310523             0.0000
============   ==== ==========       =========         =========        ===========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.512421         12.439516           124.3676
  01/01/2005    to  12/31/2005       12.439516         12.709595         9,943.7623
  01/01/2006    to  12/31/2006       12.709595         13.606588        14,828.3558
  01/01/2007    to  12/31/2007       13.606588         13.817546         5,945.7201
  01/01/2008    to  12/31/2008       13.817546         10.369482         5,086.2924
  01/01/2009    to  12/31/2009       10.369482         14.271125         4,867.9500
============   ==== ==========       =========         =========        ===========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.788139         11.816788           269.4674
  01/01/2005    to  12/31/2005       11.816788         11.712494           269.4674
  01/01/2006    to  12/31/2006       11.712494         11.949803           269.4674
  01/01/2007    to  12/31/2007       11.949803         12.588195           269.4674
  01/01/2008    to  12/31/2008       12.588195         12.299047        12,647.2105
  01/01/2009    to  12/31/2009       12.299047         13.675088         2,752.3100
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.597247         12.611500           319.8593
  01/01/2005    to  12/31/2005       12.611500         12.806465           319.8593
  01/01/2006    to  12/31/2006       12.806465         14.438355           319.8593
  01/01/2007    to  12/31/2007       14.438355         15.136492           319.8593
  01/01/2008    to  12/31/2008       15.136492          8.519743           319.8593
  01/01/2009    to  07/17/2009        8.519743          8.451804             0.0000
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453           189.3900
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
   05/03/2004                             to  12/31/2004       11.864131         13.471321              125.6145
   01/01/2005                             to  12/31/2005       13.471321         14.824452              121.7053
   01/01/2006                             to  12/31/2006       14.824452         15.339203              121.5971
   01/01/2007                             to  12/31/2007       15.339203         15.622210              121.5067
   01/01/2008                             to  12/31/2008       15.622210          8.346167              121.3809
   01/01/2009                             to  12/31/2009        8.346167         11.362155              121.2600
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.667259          7.562984          697,793.0189
   01/01/2009                             to  12/31/2009        7.562984          9.843201          601,888.9500
=============                            ==== ==========       =========         =========        ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.307276           76,008.9107
   01/01/2007                             to  12/31/2007       10.307276         11.001222          165,051.9380
   01/01/2008                             to  11/07/2008       11.001222          6.643334                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.299198          8.243149        4,541,863.6196
   01/01/2009                             to  12/31/2009        8.243149         10.379836        4,311,431.3700
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.193383          157,630.6088
   01/01/2007                             to  12/31/2007       10.193383         10.642630          568,103.2730
   01/01/2008                             to  11/07/2008       10.642630          7.294075                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.555116         11.040211        1,598,217.3594
   01/01/2007                             to  12/31/2007       11.040211         11.472478        1,714,054.4038
   01/01/2008                             to  12/31/2008       11.472478          8.931449        1,403,709.0740
   01/01/2009                             to  12/31/2009        8.931449         10.770887        1,501,860.3000
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.008494          7.920380        4,797,079.0199
   01/01/2009                             to  12/31/2009        7.920380         10.110345        4,518,008.7300
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.229648           96,957.4052
   01/01/2007                             to  12/31/2007       10.229648         10.833360          412,212.7150
   01/01/2008                             to  11/07/2008       10.833360          6.886100                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002) (formerly Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), Lord Abbett Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (d) Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new purchase payments or transfers of account value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg.
TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1,
2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust:
Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).



Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS (Reg. TM) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a mutual fund with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. INTERNATIONAL GROWTH FUND (formerly AIM V.I. International Growth
Fund)


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO



SUBADVISERS: FMR Co., Inc.



INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500 (Reg. TM)).


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND


SUBADVISER: Franklin Templeton Investment Management Limited


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.


MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/

AIM Small Cap Growth Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.



LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)



SUBADVISER: ClearBridge Advisors, LLC



INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (formerly Van Kampen Mid Cap Growth Portfolio)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO



SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO



SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:



ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Artio Global Management, LLC



INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B) (formerly BlackRock Strategic Value Portfolio)


SUBADVISER: Neuberger Berman Management LLC (formerly BlackRock Advisors, LLC)


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks a high total return, consisting principally of captial appreciation.



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.



PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:



PUTNAM VT VISTA FUND



INVESTMENT OBJECTIVE: The Putnam VT Vista Fund seeks capital appreciation.

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0

* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0

* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by

     6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $793; if the owner were age 75, the income base of $179,085 would yield monthly payments of $919.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2010             $100,000
    B    Account Value                              10/1/2011 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2011             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2011             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2011          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2012 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2012             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2012          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2012             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2012             $  9,000
    G    Percentage Reduction in Account                    10/2/2012                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2012             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2012          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2012          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2012             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the contract anniversary on or following the contract owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 6% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 6% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B




                                                                     MAY 1, 2010




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 42 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 41 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)


     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)


     Van Eck Global Natural Resources Portfolio (Class B)*


* These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 73 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Market Timing...................... 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value   18
  .
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
for Certain
       Riders........................... 19
     Free Look.......................... 21
     Accumulation Units................. 21
     Account Value...................... 22
     Replacement of Contracts........... 22
3. INVESTMENT OPTIONS................... 23
     Transfers.......................... 25
     Dollar Cost Averaging Programs..... 28
     Three Month Market Entry Program... 30
     Automatic Rebalancing Program...... 30
     Description of the MetLife Asset
Allocation
       Program.......................... 30
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 31
     Description of the SSgA ETF         31
  Portfolios  .
     Voting Rights...................... 32
     Substitution of Investment Options  32
  .
4. EXPENSES............................. 32
     Product Charges.................... 32
     Account Fee........................ 33
     Lifetime Income Solution and
Guaranteed
       Minimum Income Benefit - Rider    33
  Charge  .
     Guaranteed Withdrawal Benefit -     33
  Rider Charge  .
     Withdrawal Charge.................. 34
     Reduction or Elimination of the
Withdrawal
       Charge........................... 35
     Premium and Other Taxes............ 36
     Transfer Fee....................... 36
     Income Taxes....................... 36
     Investment Portfolio Expenses...... 36
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 36
     Annuity Date....................... 36
     Annuity Payments................... 37
     Annuity Options.................... 37


     Variable Annuity Payments.......... 38
     Fixed Annuity Payments............. 39
6. ACCESS TO YOUR MONEY................. 39
     Systematic Withdrawal Program...... 40
     Suspension of Payments or           40
  Transfers  .
7. LIVING BENEFITS...................... 41
     Overview of Living Benefit Riders   41
  .
     Guaranteed Income Benefits......... 41
     Description of LIS Plus............ 43
     Description of LIS................. 47
     Guaranteed Withdrawal Benefits..... 48
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 49
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 55
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 56
8. PERFORMANCE.......................... 58
9. DEATH BENEFIT........................ 59
     Upon Your Death.................... 59
     Standard Death Benefit - Principal  59
  Protection  .
     Optional Death Benefit - Annual     59
  Step-Up  .
     Optional Death Benefit -            60
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 61
     General Death Benefit Provisions... 61
     Spousal Continuation............... 62
     Death of the Annuitant............. 62
     Controlled Payout.................. 63
10. FEDERAL INCOME TAX STATUS........... 63
     Taxation of Non-Qualified           63
  Contracts  .
     Taxation of Qualified Contracts.... 65
     Puerto Rico Tax Considerations..... 68
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 68
     Possible Tax Law Changes........... 68
11. OTHER INFORMATION................... 69
     MetLife Investors.................. 69
     The Separate Account............... 69
     Distributor........................ 70
     Selling Firms...................... 70
     Requests and Elections............. 71
     Ownership.......................... 72
     Legal Proceedings.................. 73
     Financial Statements............... 73

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  73
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Plus       E-1
  Examples  .
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit       F-1
  Examples  .
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 22
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 21
Annual Benefit Payment..................................... 50 and 56
Annuitant................................................................ 72
Annuity Date............................................................. 36
Annuity Options.......................................................... 37
Annuity Payments......................................................... 36
Annuity Units............................................................ 37
Beneficiary.............................................................. 72
Benefit Base............................................................. 56
Business Day............................................................. 18
Contract Year............................................................ 41
Fixed Account............................................................ 17
Good Order............................................................... 72
Guaranteed Withdrawal Amount............................................. 57
GWB Withdrawal Rate...................................................... 56
Income Base............................ 43 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 23
Joint Owners............................................................. 72
Owner.................................................................... 72
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 50
Separate Account......................................................... 69
Total Guaranteed Withdrawal Amount....................................... 49

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select the Lifetime Income Solution Plus (LIS Plus) rider.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $25
                                          $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits+

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


*Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



**We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the Lord Abbett Growth and Income Portfolio (Class B).



+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  LIS Plus    Maximum charge: 1.50% of the Income Base
              (Note 1)
              Current charge: 1.00% of the Income Base
              (Note 1)
  LIS         0.50% of the Income Base (Note 1)


--------------------------------------------------------------------------------


*You may only elect one living benefit rider at a time. Certain riders are no longer available for sale. (See "Living Benefits.") Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER    0.25% of the Guaranteed Withdrawal Amount
CHARGE                                   (Note 2)

LIFETIME WITHDRAWAL GUARANTEE RIDER
CHARGES
  Lifetime Withdrawal Guarantee II       Maximum charge: 1.25% of the Total Guaranteed
  (Single Life version)                  Withdrawal Amount
                                         (Note 3)
                                         Current charge: 0.65% of the Total Guaranteed
                                         Withdrawal Amount
                                         (Note 3)
  Lifetime Withdrawal Guarantee II       Maximum charge: 1.50% of the Total Guaranteed
  (Joint Life version)                   Withdrawal Amount
                                         (Note 3)
                                         Current charge: 0.85% of the Total Guaranteed
                                         Withdrawal Amount
                                         (Note 3)
  Lifetime Withdrawal Guarantee I        Maximum charge: 0.95% of the Total Guaranteed
  (Single Life version)                  Withdrawal Amount
                                         (Note 3)
                                         Current charge: 0.50% of the Total Guaranteed
                                         Withdrawal Amount
                                         (Note 3)
  Lifetime Withdrawal Guarantee I        Maximum charge: 1.40% of the Total Guaranteed
  (Joint Life version)                   Withdrawal Amount
                                         (Note 3)
                                         Current charge: 0.70% of the Total Guaranteed
                                         Withdrawal Amount
                                         (Note 3)


--------------------------------------------------------------------------------


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.59%         1.60%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.54%        0.25%          0.03%      0.00%      0.82%       0.00%         0.82%
 American Funds Global Small               0.72%        0.25%          0.04%      0.00%      1.01%       0.00%         1.01%
  Capitalization
 Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.25%          0.07%      0.00%      0.92%       0.00%         0.92%
 BlackRock Large Cap Core Portfolio        0.59%        0.25%          0.06%      0.00%      0.90%       0.00%         0.90%
 Clarion Global Real Estate Portfolio      0.64%        0.25%          0.09%      0.00%      0.98%       0.00%         0.98%
 Dreman Small Cap Value Portfolio          0.79%        0.25%          0.10%      0.00%      1.14%       0.00%         1.14%
 Lazard Mid Cap Portfolio                  0.70%        0.25%          0.04%      0.00%      0.99%       0.00%         0.99%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.00%         0.80%
 Lord Abbett Growth and Income Portfolio   0.53%        0.25%          0.03%      0.00%      0.81%       0.00%         0.81%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.08%      0.00%      1.01%       0.00%         1.01%
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.10%      0.00%      1.15%       0.00%         1.15%
 Met/Templeton Growth Portfolio            0.69%        0.25%          0.18%      0.00%      1.12%       0.07%         1.05%
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.99%        0.25%          0.18%      0.00%      1.42%       0.00%         1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%        0.25%          0.10%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.70%        0.25%          0.20%      0.00%      1.15%       0.00%         1.15%
 Oppenheimer Capital Appreciation          0.60%        0.25%          0.07%      0.00%      0.92%       0.00%         0.92%
  Portfolio
 PIMCO Inflation Protected Bond            0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Pioneer Fund Portfolio                    0.66%        0.00%          0.08%      0.00%      0.74%       0.00%         0.74%
 Pioneer Strategic Income Portfolio        0.60%        0.00%          0.06%      0.00%      0.66%       0.00%         0.66%
 Van Kampen Comstock Portfolio             0.61%        0.25%          0.03%      0.00%      0.89%       0.00%         0.89%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.38%        0.25%          0.05%      0.00%      0.68%       0.03%         0.65%
 BlackRock Legacy Large Cap Growth         0.73%        0.00%          0.10%      0.00%      0.83%       0.01%         0.82%
 Portfolio
 BlackRock Money Market Portfolio(1)(2)    0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.71%        0.15%          0.03%      0.00%      0.89%       0.05%         0.84%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.45%      0.00%      1.60%       0.05%         1.55%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.19%      0.00%      1.25%       0.00%         1.25%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.54%        0.25%          0.06%      0.00%      0.85%       0.00%         0.85%
 MFS (Reg. TM) Value Portfolio             0.71%        0.25%          0.03%      0.00%      0.99%       0.08%         0.91%
 Oppenheimer Global Equity Portfolio       0.53%        0.25%          0.11%      0.00%      0.89%       0.00%         0.89%
 Van Eck Global Natural Resources          0.79%        0.25%          0.06%      0.02%      1.12%       0.00%         1.12%
  Portfolio

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(3)   0.07%        0.25%          0.03%      0.56%      0.91%       0.00%         0.91%
 MetLife Moderate Strategy Portfolio(3)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(3)    0.06%        0.25%          0.00%      0.66%      0.97%       0.00%         0.97%
 MetLife Growth Strategy Portfolio(3)      0.06%        0.25%          0.00%      0.73%      1.04%       0.00%         1.04%
 MetLife Aggressive Strategy               0.10%        0.25%          0.02%      0.73%      1.10%       0.02%         1.08%
  Portfolio(3)
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.03%      0.84%      1.17%       0.03%         1.14%
  Strategy
 Portfolio(4)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio(5)   0.33%        0.25%          0.07%      0.21%      0.86%       0.03%         0.83%
 SSgA Growth ETF Portfolio(5)              0.33%        0.25%          0.10%      0.22%      0.90%       0.03%         0.87%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.


(2) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.


(3) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(4) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(5) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Lifetime Income Solution Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,215      (a)$2,107      (a)$3,007      (a)$5,480
    minimum       (b)$1,115      (b)$1,814      (b)$2,535      (b)$4,623


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$515      (a)$1,567      (a)$2,647      (a)$5,480
    minimum       (b)$415      (b)$1,274      (b)$2,175      (b)$4,623


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:





                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$998      (a)$1,452      (a)$1,910      (a)$3,256
    minimum       (b)$897      (b)$1,149      (b)$1,406      (b)$2,258


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$298      (a)$912     (a)$1,550      (a)$3,256
    minimum       (b)$197      (b)$609     (b)$1,046      (b)$2,258




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the LIS Plus rider, or if you chose the Lifetime Withdrawal Guarantee II rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the LIS Plus or if you elected the Lifetime Withdrawal

Guarantee II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios)


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.

For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)


The investment options in each Platform are:


Platform 1
----------


     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio


     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


Platform 2
----------


     American Funds Global Growth Fund

     American Funds Growth Fund


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     BlackRock Legacy Large Cap Growth Portfolio


     Davis Venture Value Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     Met/Templeton Growth Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Oppenheimer Global Equity Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     Van Kampen Comstock Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Morgan Stanley Mid Cap Growth Portfolio



Platform 4
----------


     American Funds Global Small Capitalization Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio


     Met/Templeton International Bond Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio


     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day.

Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:


   Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 41 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of

1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio


     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio


         (Class A)


     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)


     Van Eck Global Natural Resources Portfolio (Class B)*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:



     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


TRANSFERS



GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Templeton Growth Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, the Oppenheimer Global Equity Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee.

We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:



1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus rider or the Lifetime Withdrawal Guarantee II rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)


The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the LIS Plus rider or the Lifetime Withdrawal Guarantee II rider, the fixed account is available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.



DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/

Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)



DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.



Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are two different versions of the Lifetime Income Solution under this contract: the LIS Plus and the LIS. Please check with your registered representative regarding whether the LIS Plus is available in your state. Sales of the LIS are suspended until further notice, effective for applications and necessary paperwork received on and after May 4, 2009.


If you select the LIS Plus rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Plus rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to February 24, 2009 for which the LIS Plus was elected, the rider charge equals 0.80% of the income base.


If you selected the LIS rider, we assess a charge during the accumulation phase equal to 0.50% of the income base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offered an optional Guaranteed Withdrawal Benefit (GWB) that you could select when you purchased the contract. There are three different versions of the GWB under this contract: the Guaranteed Withdrawal Benefit I (GWB I), the Lifetime Withdrawal Guarantee I (LWG I), and the Lifetime Withdrawal Guarantee II (LWG II). The GWB riders are no longer available for sale.


If you elected the GWB I rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -
Description of GWB I").


If you elected the LWG I or LWG II riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the rider charge to the Lifetime Withdrawal Guarantee I rider charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), or
(b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -
Description of the Lifetime Withdrawal Guarantee" below) equals zero.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Lifetime Income Solution, the Guaranteed Minimum Income Benefit, or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider, and any Guaranteed Principal Adjustment (for the LIS Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.



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


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase . At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity



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


payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


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


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchase the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)



The GWB I rider is designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are two different versions of the Lifetime Income Solution under this contract: LIS Plus and LIS. LIS is not available for sale.




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


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative LIS Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE LIS ANNUITY TABLE. The LIS Annuity Table is specified in the rider. For LIS Plus in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued before February 24, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under an LIS rider, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and LIS annuity payments.


LIS, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The LIS may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the LIS Plus, after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS. You should consult your tax adviser prior to electing the LIS or LIS Plus rider.

Additionally, the LIS is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The LIS benefit may not be exercised until 10 years after purchase (and, for the LIS Plus, after an Optional Step-Up), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix E for examples of the LIS Plus rider.)



DESCRIPTION OF LIS PLUS



In states where approved, the LIS Plus rider is available only for owners up through age 78, and you can only elect the LIS Plus at the time you purchase the contract. THE LIS PLUS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix E for examples of the calculation of the withdrawal adjustment.)


In determining the LIS Plus annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the



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


amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE LIS PLUS RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the LIS Plus rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the LIS Plus waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the LIS Plus rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LIS Plus, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the LIS Plus, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, LIS Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LIS Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus investment allocation restrictions, described above, will no longer apply.


EXERCISING THE LIS PLUS RIDER. If you exercise the LIS Plus, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus rider.



The LIS Plus Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS PLUS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the LIS Plus, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the LIS Plus Annuity Table, or



o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the LIS Plus produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


The LIS Plus payout rates are enhanced under the following circumstances.


If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the LIS Plus, you may elect any of the annuity options available under the contract.


TERMINATING THE LIS PLUS RIDER. Except as otherwise provided in the LIS Plus rider, the LIS Plus will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS Plus;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or



    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the LIS Plus rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the LIS Plus rider terminates, the corresponding LIS Plus rider charge terminates and the LIS Plus investment allocation restrictions no longer apply.



For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The LIS payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The LIS payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix E for examples illustrating the operation of the LIS Plus.)


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus, with the following exceptions:


(1) The additional charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Guaranteed Withdrawal Benefit I (GWB I), Lifetime Withdrawal Guarantee I (LWG I), and Lifetime Withdrawal Guarantee II (LWG II). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I rider is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



The Lifetime Withdrawal Guarantee II rider is no longer available for sale.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount.

We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the



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


     account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual



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


Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the

     Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.



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


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


(1)    MetLife Defensive Strategy Portfolio


(2)    MetLife Moderate Strategy Portfolio


(3)    MetLife Balanced Strategy Portfolio


(4)    MetLife Growth Strategy Portfolio


(5)    Met/Franklin Templeton Founding Strategy Portfolio



(6)    SSgA Growth and Income ETF Portfolio



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



(7)    SSgA Growth ETF Portfolio


(8)    BlackRock Money Market Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The Guaranteed Withdrawal Benefit I rider is no longer available for sale.



BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to



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


fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual



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


Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.





8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such



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


related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


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


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



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(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual



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


Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.



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Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



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The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a



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Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty




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tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general



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creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The



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exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will



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notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from



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our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and



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the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       25.235947         26.149010           861.5671
   01/01/2007                             to  12/31/2007       26.149010         29.641952        11,517.4827
   01/01/2008                             to  12/31/2008       29.641952         18.025780        41,611.8524
   01/01/2009                             to  12/31/2009       18.025780         25.320193        90,301.0800
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       32.313630         16.369128        10,521.5477
   01/01/2009                             to  12/31/2009       16.369128         26.061916        23,496.3200
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      172.887356        100.034860         5,404.8232
   01/01/2009                             to  12/31/2009      100.034860        137.659399        19,333.3600
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       17.006765         18.820644        24,080.0341
   01/01/2007                             to  12/31/2007       18.820644         19.012256        43,957.9671
   01/01/2008                             to  12/31/2008       19.012256         10.823399        38,964.7134
   01/01/2009                             to  12/31/2009       10.823399         14.006550        35,409.6600
=============                            ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       14.607704         18.432949       126,101.1000
=============                            ==== ==========      ==========        ==========       ============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.160666          8.577288         1,831.1200
=============                            ==== ==========      ==========        ==========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.214073          9.419490       154,187.2780
   01/01/2009                             to  12/31/2009        9.419490         12.527414       160,189.2800
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.316852          9.879708         2,385.3885
  01/01/2009    to  12/31/2009        9.879708         12.558113        17,609.4000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.746898         15.756529       131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726       153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774       152,000.2600
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977         7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762        11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642        28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.410889         12.093953           906.7515
  01/01/2007    to  04/27/2007       12.093953         13.363463             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.242312         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221       457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630       428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476       429,098.2600
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379         199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591         540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108         559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461         532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283         498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355         484,186.6300
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009          82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969         297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510         334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167               0.0000
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.604697          70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697         370,610.8500
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          7.038489         417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219       1,251,328.9000
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.573813           5,776.5837
  01/01/2009    to  12/31/2009        6.573813          8.605643          24,685.5000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168         212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730         500,738.8100
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.962826          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.676306         12.110712         749,670.7222
   01/01/2005                             to  12/31/2005       12.110712         12.223413       1,536,060.8230
   01/01/2006                             to  12/31/2006       12.223413         12.611070       1,628,841.7989
   01/01/2007                             to  12/31/2007       12.611070         13.388910       1,122,424.5428
   01/01/2008                             to  12/31/2008       13.388910         13.269677       1,836,957.9602
   01/01/2009                             to  12/31/2009       13.269677         15.459765       3,388,891.8900
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.664335         15.152734         104,369.7194
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.457266         19.948784             656.7938
   01/01/2007                             to  12/31/2007       19.948784         20.675226           1,840.8951
   01/01/2008                             to  12/31/2008       20.675226         13.706280           3,276.8055
   01/01/2009                             to  12/31/2009       13.706280         16.760730         145,024.2600
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.632445         11.417835         144,395.5413
   01/01/2005                             to  12/31/2005       11.417835         11.891041         368,533.7917
   01/01/2006                             to  12/31/2006       11.891041         12.892189         440,098.8173
   01/01/2007                             to  12/31/2007       12.892189         12.683697         422,392.8319
   01/01/2008                             to  12/31/2008       12.683697          7.460889         388,134.6867
   01/01/2009                             to  05/01/2009        7.460889          7.379561               0.0000
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.953016         16.069205           2,027.5711
=============                            ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.351894         19.075652             154.3586
   01/01/2007                             to  12/31/2007       19.075652         20.079392           1,103.7190
   01/01/2008                             to  12/31/2008       20.079392         17.690409           1,724.1334
   01/01/2009                             to  12/31/2009       17.690409         23.239747           6,778.1500
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.135072         10.046366       1,164,698.6100
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.837293         10.600545       3,031,686.8500
=============                            ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.791417         13.050909         354,047.1100
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998932         10.482927         508,181.0815
   01/01/2006                             to  12/31/2006       10.482927         12.009028         730,654.8911
   01/01/2007                             to  12/31/2007       12.009028         11.557695         586,576.6897
   01/01/2008                             to  12/31/2008       11.557695          7.311136         582,309.5651
   01/01/2009                             to  12/31/2009        7.311136          9.134319         654,150.8300
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.812961          9.792630          42,069.6855
   01/01/2005                             to  12/31/2005        9.792630         10.109348          86,145.9725
   01/01/2006                             to  12/31/2006       10.109348         10.814428         118,068.5387
   01/01/2007                             to  12/31/2007       10.814428         13.180398         140,614.3685
   01/01/2008                             to  12/31/2008       13.180398          6.927322         125,380.9788
   01/01/2009                             to  12/31/2009        6.927322         10.754041         150,014.0500
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       45.981915         46.209352          88,287.5867
   01/01/2006                             to  12/31/2006       46.209352         47.501189         122,438.4329
   01/01/2007                             to  12/31/2007       47.501189         49.707922          77,243.1931
   01/01/2008                             to  12/31/2008       49.707922         47.265989          72,186.6628
   01/01/2009                             to  12/31/2009       47.265989         50.940114          90,883.4000
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.129750         11.520590             644.7500
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       15.763356         16.500598               0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744               0.0000
   01/01/2009                             to  12/31/2009        9.341744          8.887754               0.0000
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.982136         10.094014          64,483.2823
   01/01/2006                             to  12/31/2006       10.094014         10.417463         273,210.8711
   01/01/2007                             to  12/31/2007       10.417463         10.777221         517,884.4061
   01/01/2008                             to  12/31/2008       10.777221         10.914141       1,219,381.8091
   01/01/2009                             to  12/31/2009       10.914141         10.800453       1,108,920.4500
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.999714          9.965778          73,780.4515
   01/01/2005                             to  04/30/2005        9.965778          9.982068               0.0000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370         940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739       1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624       1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332       1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430       1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348       1,345,709.7400
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232         523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780         613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520         417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138         409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795         442,216.3200
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154          66,699.8018
  01/01/2005    to  04/30/2005        4.432154          4.077964             122.6102
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.631007         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795         212,467.5500
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.718625         14.281201           8,620.2200
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761          28,439.7743
  01/01/2005    to  12/31/2005       40.689761         41.310730         110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853         128,873.5002
  01/01/2007    to  12/31/2007       45.644853         46.907209         131,177.4256
  01/01/2008    to  12/31/2008       46.907209         35.952599         122,762.3213
  01/01/2009    to  12/31/2009       35.952599         41.983902         123,914.6900
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068           3,172.7078
  01/01/2009    to  12/31/2009       11.263068         13.406135          29,054.9700
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149           14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245           32,764.3849
  01/01/2007    to  12/31/2007       19.495245         20.447007           35,283.3058
  01/01/2008    to  12/31/2008       20.447007         11.996626           37,678.4671
  01/01/2009    to  12/31/2009       11.996626         16.554845           42,648.7700
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.035463         13.280968           45,450.4162
  01/01/2005    to  12/31/2005       13.280968         13.831712          153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421          191,567.9772
  01/01/2007    to  12/31/2007       16.226421         16.526295          194,003.6416
  01/01/2008    to  12/31/2008       16.526295         11.232259          168,819.5194
  01/01/2009    to  12/31/2009       11.232259         14.130637          139,289.2600
============   ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.386183         49.298756            1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339            5,489.3200
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.473677         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.531194         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.150898         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       23.831437         24.675030             0.0000
   01/01/2007                             to  12/31/2007       24.675030         27.802896         1,235.2419
   01/01/2008                             to  12/31/2008       27.802896         16.805776         1,606.6364
   01/01/2009                             to  12/31/2009       16.805776         23.465330         3,126.4100
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       30.431408         15.352892             0.0000
   01/01/2009                             to  12/31/2009       15.352892         24.297822           509.0400
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      149.491833         86.145837             0.0000
   01/01/2009                             to  12/31/2009       86.145837        117.837458           599.4000
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.705508         18.413863         2,128.7603
   01/01/2007                             to  12/31/2007       18.413863         18.489436         4,096.4406
   01/01/2008                             to  12/31/2008       18.489436         10.462470         4,366.4327
   01/01/2009                             to  12/31/2009       10.462470         13.458480         3,641.6500
=============                            ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.537264         17.014752        20,244.2300
=============                            ==== ==========      ==========        ==========       ============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        6.698105          7.991560         1,340.6300
=============                            ==== ==========      ==========        ==========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.806356          9.158910        89,617.4257
   01/01/2009                             to  12/31/2009        9.158910         12.107964        82,561.9300
=============                            ==== ==========      ==========        ==========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.079996          9.664542             0.0000
   01/01/2009                             to  12/31/2009        9.664542         12.211100           358.7600
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.191695         15.202206       127,382.0185
   01/01/2008                             to  12/31/2008       15.202206          9.202464       115,726.8586
   01/01/2009                             to  12/31/2009        9.202464         12.348579       114,170.5400
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303           401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.340238         11.971352             0.0000
  01/01/2007    to  04/27/2007       11.971352         13.202176             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422       627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127       285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535       258,553.7800
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983         5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.529947         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271        23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573        49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983         5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412         1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563        16,371.4500
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436         5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161        15,243.2600
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.546666             0.0000
  01/01/2009    to  12/31/2009        6.546666          8.518843         5,520.3700
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051       202,264.8100
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.784877          8.424977       892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595       910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273       808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726       694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833       633,817.0300
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007       437,952.3100
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       13.976263         14.394588        13,064.1492
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.150191         18.462497             0.0000
   01/01/2007                             to  12/31/2007       18.462497         19.019708             0.0000
   01/01/2008                             to  12/31/2008       19.019708         12.532986             0.0000
   01/01/2009                             to  12/31/2009       12.532986         15.234270         9,438.8300
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.505123         11.236317         8,070.8003
   01/01/2005                             to  12/31/2005       11.236317         11.632206        17,634.9674
   01/01/2006                             to  12/31/2006       11.632206         12.536329        23,604.9966
   01/01/2007                             to  12/31/2007       12.536329         12.259389        25,047.0725
   01/01/2008                             to  12/31/2008       12.259389          7.167903        19,566.9589
   01/01/2009                             to  05/01/2009        7.167903          7.075613             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.251352         15.265149           162.0794
=============                            ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.434985         18.050638             0.0000
   01/01/2007                             to  12/31/2007       18.050638         18.886190             0.0000
   01/01/2008                             to  12/31/2008       18.886190         16.539335         1,356.7035
   01/01/2009                             to  12/31/2009       16.539335         21.597754         1,355.3400
=============                            ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.961339          9.793017        39,785.6200
=============                            ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.648611         10.333264       132,301.2500
=============                            ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.373561         12.538680       303,299.6900
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998438         10.440811        40,290.3754
   01/01/2006                             to  12/31/2006       10.440811         11.889440        89,322.9589
   01/01/2007                             to  12/31/2007       11.889440         11.373762        97,140.7244
   01/01/2008                             to  12/31/2008       11.373762          7.151498       121,874.5307
   01/01/2009                             to  12/31/2009        7.151498          8.882604       115,859.6000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.644194          9.566957            2,507.1453
   01/01/2005                             to  12/31/2005        9.566957          9.817471            5,352.2827
   01/01/2006                             to  12/31/2006        9.817471         10.439526            7,508.5029
   01/01/2007                             to  12/31/2007       10.439526         12.646969            8,794.8730
   01/01/2008                             to  12/31/2008       12.646969          6.606950            7,438.5680
   01/01/2009                             to  12/31/2009        6.606950         10.195369           22,981.4400
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       40.369489         40.408096           11,468.5021
   01/01/2006                             to  12/31/2006       40.408096         41.289976           10,950.3513
   01/01/2007                             to  12/31/2007       41.289976         42.948359            3,865.0606
   01/01/2008                             to  12/31/2008       42.948359         40.593524            6,242.2139
   01/01/2009                             to  12/31/2009       40.593524         43.487373            3,752.6900
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.415159         10.576973                0.0000
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       14.706516         15.332447                0.0000
   01/01/2008                             to  12/31/2008       15.332447          8.628179                0.0000
   01/01/2009                             to  12/31/2009        8.628179          8.192498                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.759091          9.829291          137,056.0915
   01/01/2006                             to  12/31/2006        9.829291         10.083745          359,479.0254
   01/01/2007                             to  12/31/2007       10.083745         10.369242          711,766.0045
   01/01/2008                             to  12/31/2008       10.369242         10.437994        1,031,846.0712
   01/01/2009                             to  12/31/2009       10.437994         10.267473          769,160.6400
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.834948          9.762657           93,724.0831
   01/01/2005                             to  04/30/2005        9.762657          9.759505                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186         1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573         1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373         1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708           927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580           803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658           737,483.4700
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694           397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731           361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321           327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117           283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267           280,371.4900
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.141757          4.309501             6,360.6321
  01/01/2005    to  04/30/2005        4.309501          3.957356                 0.0000
============   ==== ==========       =========         =========         ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.219625         10.809461            30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256            16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452            20,326.0100
============   ==== ==========       =========         =========         ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840         14.181330                 0.0000
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       33.766553         36.594443             2,118.7586
  01/01/2005    to  12/31/2005       36.594443         36.931300             5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578             5,855.1558
  01/01/2007    to  12/31/2007       40.562578         41.433691             5,898.2124
  01/01/2008    to  12/31/2008       41.433691         31.566599             5,639.6123
  01/01/2009    to  12/31/2009       31.566599         36.641658             7,198.0200
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.219753         10.578000                 0.0000
  01/01/2009    to  12/31/2009       10.578000         12.515385             3,590.1400
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065            1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755            2,839.0222
  01/01/2007    to  12/31/2007       18.378755         19.160064            3,908.5093
  01/01/2008    to  12/31/2008       19.160064         11.173950            3,300.1700
  01/01/2009    to  12/31/2009       11.173950         15.327336            2,786.6600
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.962766         13.148348            3,113.5850
  01/01/2005    to  12/31/2005       13.148348         13.611929            7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366            9,619.8455
  01/01/2007    to  12/31/2007       15.873366         16.069469            9,265.9035
  01/01/2008    to  12/31/2008       16.069469         10.856102            8,543.4217
  01/01/2009    to  12/31/2009       10.856102         13.575708            6,344.7400
============   ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       41.168501         44.539971              189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065              254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969              461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079            1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605              461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453              189.3900
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.362703         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.428580         11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089        4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836        4,311,431.3700
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478        1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449        1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887        1,501,860.3000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.042783         12.648785         4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010         4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) and Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003), for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), and Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28,
2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund,
Inc.: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class
B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following investment portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund, Inc.: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund, Inc.: Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following investment portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Trust: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).



Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS



AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)



American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.



AMERICAN FUNDS GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



BLACKROCK LARGE CAP CORE PORTFOLIO



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: ING Clarion Real Estate Securities, L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



DREMAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B) (formerly Van Kampen Mid Cap Growth Portfolio)


SUBADVISER: Morgan Stanley Investment Management, Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.



MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)



SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by Met Investors Advisory, LLC are also available under the contract:



SSGA GROWTH AND INCOME ETF PORTFOLIO



SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.



SSGA GROWTH ETF PORTFOLIO



SUBADVISER: SSgA Funds Management, Inc.



INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0

* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0

* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The "Highest Anniversary Value" is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive annuity payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;

     o Death of the owner or death of the annuitant if a non-natural person owns the contract; or


o  Change of the owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E

LIFETIME INCOME SOLUTION PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution Plus. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the LIS Plus rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the LIS Plus rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Plus rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Plus rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the LIS Plus Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Plus may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the LIS Plus, the income base is applied to special, conservative LIS
      Plus annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The LIS Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

LIS PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the first contract anniversary;

   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the date of the Optional Reset;


   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The LIS Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed

Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, and the Compounded-Plus death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2010             $100,000
    B    Account Value                              10/1/2011 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2011             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2011             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2011          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2012 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2012             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2012          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2012             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2012             $  9,000
    G    Percentage Reduction in Account                    10/2/2012                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2012             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2012          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2012          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2012             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2010.


SAI-0510MOVAAAB

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     4
     Reduction or Elimination of the         5
     Withdrawal Charge  .
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions        9
     on Transactions  .
TAX STATUS OF THE CONTRACTS.............     9
CONDENSED FINANCIAL INFORMATION.........    11
     Class VA...........................    11
     Class AA...........................    66
     Class B............................   176
FINANCIAL STATEMENTS....................   244

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2009, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2009, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of General American Life Insurance Company and subsidiaries (the "Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Guarantor's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2009, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.





ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(iii) MetLife's Current Report on Form 8-K filed with the SEC on March 8, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(iv) MetLife's Current Report on Form 8-K filed with the SEC on March 11, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2009             $74,046,968              $0
2008             $85,020,359              $0
2007             $93,514,576              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2009 ranged from $104,897 to $4,884,735. The amount of commissions paid to selected selling firms during 2009 ranged from $128 to $30,519,686. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2009 ranged from $128 to $35,404,421. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

Edward Jones
Stifel, Nicolaus & Company, Incorporated
UBS Financial Services
Wachovia Securities, LLC
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.




FIXED ANNUITY



A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008465         7.011667        109,776.8648
   01/01/2009                             to  12/31/2009        7.011667         8.941853        365,651.4700
=============                            ==== ==========       =========        =========        ============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038464         8.952370          1,463.5345
   01/01/2009                             to  12/31/2009        8.952370         9.898027          1,457.3300
=============                            ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998466         6.359814         86,154.4539
   01/01/2009                             to  12/31/2009        6.359814         8.406163        324,996.1000
=============                            ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988466         5.759683          6,724.7554
   01/01/2009                             to  12/31/2009        5.759683         7.888359         32,550.8800
=============                            ==== ==========       =========        =========        ============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088462         6.054941          9,100.9693
   01/01/2009                             to  12/31/2009        6.054941         8.511771         10,262.2200
=============                            ==== ==========       =========        =========        ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018465         7.685380         78,370.5567
   01/01/2009                             to  12/31/2009        7.685380         9.351642        125,985.2400
=============                            ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.813285        12.577648            699.9205
   01/01/2009                             to  12/31/2009       12.577648        18.188601          5,115.8100
=============                            ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        12.833645          74,005.9376
  01/01/2005    to  12/31/2005       12.833645        14.337160       1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786       1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648         962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546         898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502         850,762.0600
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.971801          68,164.9092
  01/01/2005    to  12/31/2005       11.971801        13.285850          50,550.9383
  01/01/2006    to  12/31/2006       13.285850        15.157506          52,152.0936
  01/01/2007    to  12/31/2007       15.157506        15.408438          39,968.1001
  01/01/2008    to  12/31/2008       15.408438         9.712362          32,345.9546
  01/01/2009    to  12/31/2009        9.712362        12.671078          26,852.9200
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.935611              10.0000
  01/01/2002    to  12/31/2002       10.935611         8.832552          41,692.4244
  01/01/2003    to  12/31/2003        8.832552        11.755482         329,047.0448
  01/01/2004    to  12/31/2004       11.755482        13.970748         278,119.0263
  01/01/2005    to  12/31/2005       13.970748        15.738453         235,955.9499
  01/01/2006    to  12/31/2006       15.738453        19.997636         207,240.0193
  01/01/2007    to  12/31/2007       19.997636        19.497553         151,971.3724
  01/01/2008    to  12/31/2008       19.497553        11.365303         136,861.5043
  01/01/2009    to  12/31/2009       11.365303        17.378314         114,273.2400
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.991234             107.4006
  01/01/2002    to  12/31/2002       10.991234         9.665975          51,553.2813
  01/01/2003    to  12/31/2003        9.665975        12.026501         215,051.0711
  01/01/2004    to  12/31/2004       12.026501        13.566810         112,538.9080
  01/01/2005    to  12/31/2005       13.566810        14.456870          93,011.5484
  01/01/2006    to  12/31/2006       14.456870        16.348558         151,224.2132
  01/01/2007    to  12/31/2007       16.348558        15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425         224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595         203,177.1000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        7.718332         7.308054              10.0000
  01/01/2002    to  12/31/2002        7.308054         5.200438         163,356.3641
  01/01/2003    to  12/31/2003        5.200438         6.712800         499,474.0790
  01/01/2004    to  12/31/2004        6.712800         7.177933       6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933         8.039394       5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114       4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354       3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908       3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734       2,925,895.0400
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247260        10.625522               0.0000
  01/01/2006    to  12/31/2006       10.625522        11.167932       2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388       1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803       1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458       1,900,175.9400
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.339483               0.0000
  01/01/2007    to  12/31/2007       10.339483        13.034716           6,056.4294
  01/01/2008    to  12/31/2008       13.034716         7.806924           1,767.5427
  01/01/2009    to  12/31/2009        7.806924        10.840694           5,079.0600
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       13.997431        13.978494         427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136       1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871       2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230       1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       42.151033        41.392944        684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284      1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314      2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828      3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
============   ==== ==========       =========        =========      ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        11.852311            101.7956
  01/01/2002    to  12/31/2002       11.852311         8.472945        100,576.3890
  01/01/2003    to  12/31/2003        8.472945        11.602508        251,984.0484
  01/01/2004    to  12/31/2004       11.602508        12.176705        222,465.2874
  01/01/2005    to  12/31/2005       12.176705        13.000440      2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413      1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837      1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902        952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463        878,594.9100
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.600141         31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948        100,837.2700
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         7.033638          4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144          9,115.4400
============   ==== ==========       =========        =========      ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.702129         8.065922            474.1758
  01/01/2002    to  12/31/2002        8.065922         6.298411         67,255.8145
  01/01/2003    to  12/31/2003        6.298411         7.722500        129,839.2155
  01/01/2004    to  11/19/2004        7.722500         7.933271         98,582.4984
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998466        10.897166              0.0000
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.478532          37,972.1461
  01/01/2007    to  12/31/2007       10.478532        14.115716          36,878.6990
  01/01/2008    to  12/31/2008       14.115716         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.030039         8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.149152         8.466912           5,396.7401
  01/01/2002    to  12/31/2002        8.466912         6.283863         353,728.6374
  01/01/2003    to  12/31/2003        6.283863         7.964318         954,155.5766
  01/01/2004    to  12/31/2004        7.964318         8.356218       1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218         8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247       1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460       1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886       1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018         920,357.3200
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.435925         373,281.0023
  01/01/2004    to  12/31/2004       10.435925        11.217736         323,231.2589
  01/01/2005    to  12/31/2005       11.217736        11.215657         249,551.0117
  01/01/2006    to  12/31/2006       11.215657        11.102944         181,125.3837
  01/01/2007    to  12/31/2007       11.102944        12.129906         157,140.9999
  01/01/2008    to  12/31/2008       12.129906        11.136801         124,055.7089
  01/01/2009    to  12/31/2009       11.136801        12.964097         136,722.3700
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.291670        10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235        11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362        11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177         456,285.7700
============   ==== ==========       =========        =========       ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565560         9.983869           7,478.8783
  01/01/2008    to  12/31/2008        9.983869         5.728987           9,409.2988
  01/01/2009    to  12/31/2009        5.728987         6.962871          10,640.3700
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        7.023113         6.093409           1,206.5909
  01/01/2002    to  12/31/2002        6.093409         2.960358          38,949.8836
  01/01/2003    to  12/31/2003        2.960358         4.599830          93,607.8383
  01/01/2004    to  12/31/2004        4.599830         4.340121         133,296.5977
  01/01/2005    to  12/31/2005        4.340121         4.751414          97,427.3833
  01/01/2006    to  12/31/2006        4.751414         4.936039          92,977.5223
  01/01/2007    to  12/31/2007        4.936039         6.401365          86,017.4130
  01/01/2008    to  12/31/2008        6.401365         3.506238          79,034.9855
  01/01/2009    to  12/31/2009        3.506238         5.496567          71,044.7200
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270         8.571201         716,367.7513
  01/01/2009    to  12/31/2009        8.571201        10.555519         568,420.8200
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527         7.858087         361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688         337,070.0300
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.712005         8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025       3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410       2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155       1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712       1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983       1,271,141.6700
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.232502         104,943.1029
  01/01/2003    to  12/31/2003        8.232502        11.480838         384,019.0128
  01/01/2004    to  12/31/2004       11.480838        14.321488         434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935         459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563         431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251         329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391         293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256         272,385.8900
============   ==== ==========       =========        =========       ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.115049          58,953.3770
  01/01/2005    to  12/31/2005       11.115049        12.205834          36,182.3091
  01/01/2006    to  12/31/2006       12.205834        12.767461          29,030.8175
  01/01/2007    to  12/31/2007       12.767461        15.629122          30,567.2481
  01/01/2008    to  12/31/2008       15.629122         7.967778          26,551.8349
  01/01/2009    to  12/31/2009        7.967778        11.562776          28,704.0600
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283         479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671         470,628.1100
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.416992        14.922931               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001       10.118298        10.154282        279,466.3573
  01/01/2002    to  12/31/2002       10.154282        10.122875        703,780.8875
  01/01/2003    to  12/31/2003       10.122875        10.025490        721,421.2419
  01/01/2004    to  12/31/2004       10.025490         9.949131        552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  08/01/2001    to  12/31/2001       10.447860        10.156586          7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717        735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657      3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458      5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186      4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039      3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974      2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351      2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208      2,209,612.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.628086        206,625.6860
  01/01/2003    to  12/31/2003        7.628086         9.755498        395,492.1308
  01/01/2004    to  12/31/2004        9.755498        10.479270      1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904      1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235        943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539        541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742        512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662        455,668.4700
============   ==== ==========       =========        =========      ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001       11.572706        11.947753        3,501.8144
  01/01/2002    to  12/31/2002       11.947753        10.713489      250,884.8030
  01/01/2003    to  12/31/2003       10.713489        13.979999      631,685.3062
  01/01/2004    to  12/31/2004       13.979999        15.115774      372,608.1757
  01/01/2005    to  12/31/2005       15.115774        16.353241      284,463.7173
  01/01/2006    to  12/31/2006       16.353241        18.089623      221,317.3916
  01/01/2007    to  12/31/2007       18.089623        16.574803      173,851.5563
  01/01/2008    to  12/31/2008       16.574803         8.803766      138,029.7053
  01/01/2009    to  12/31/2009        8.803766        12.257933      117,896.9800
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756        10.135898            0.0000
  01/01/2009    to  12/31/2009       10.135898        14.264505        5,823.4100
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.080797        13.811986            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.849814           10.0000
  01/01/2002    to  12/31/2002       10.849814         8.289818       50,415.3744
  01/01/2003    to  12/31/2003        8.289818        10.453078      138,425.1784
  01/01/2004    to  12/31/2004       10.453078        11.366871      155,225.8687
  01/01/2005    to  12/31/2005       11.366871        11.701349      275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095      522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155      523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314      500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822      499,934.2700
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.228298        11.891988        2,280.4800
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.439470        14.080159            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.627576        14.787114            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857        15.786672            0.0000
  01/01/2006    to  12/31/2006       15.786672        16.177236            0.0000
  01/01/2007    to  12/31/2007       16.177236        16.594510        3,287.0599
  01/01/2008    to  12/31/2008       16.594510        16.276104        9,658.2181
  01/01/2009    to  12/31/2009       16.276104        16.704705        9,607.1300
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.302502        10.691554        161,944.5679
  01/01/2005    to  12/31/2005       10.691554        11.637720        402,476.4088
  01/01/2006    to  12/31/2006       11.637720        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102642        10.395455        831,249.1760
  01/01/2005    to  12/31/2005       10.395455        10.981407      1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407        12.126242      1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561      1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942753        10.111501         35,254.9066
  01/01/2005    to  12/31/2005       10.111501        10.418004         74,565.6991
  01/01/2006    to  12/31/2006       10.418004        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242545        10.606431      1,222,106.7100
  01/01/2005    to  12/31/2005       10.606431        11.413760      1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760        12.785659      1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806      1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012704        10.231750        341,376.9131
  01/01/2005    to  12/31/2005       10.231750        10.676378        487,950.4959
  01/01/2006    to  12/31/2006       10.676378        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356         7.006834        388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760      1,303,398.7800
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038355         8.946214         10,669.3601
  01/01/2009    to  12/31/2009        8.946214         9.881337         21,156.1600
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356         6.355426        437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968      1,239,686.7700
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357         5.755706         79,031.8725
  01/01/2009    to  12/31/2009        5.755706         7.875033        174,331.9600
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088353         6.050764         34,300.0304
  01/01/2009    to  12/31/2009        6.050764         8.497400         56,500.9100
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355         7.680087        337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863        918,227.3700
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242        12.423319          3,584.4638
  01/01/2009    to  12/31/2009       12.423319        17.947491         10,116.6600
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        12.825046         57,826.5984
  01/01/2005    to  12/31/2005       12.825046        14.313282        167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065        149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955        114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819        119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008        123,328.4800
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        11.963775         81,029.1819
  01/01/2005    to  12/31/2005       11.963775        13.263723         67,021.5141
  01/01/2006    to  12/31/2006       13.263723        15.117186         82,328.0845
  01/01/2007    to  12/31/2007       15.117186        15.352009         83,163.9880
  01/01/2008    to  12/31/2008       15.352009         9.667069         68,433.3858
  01/01/2009    to  12/31/2009        9.667069        12.599381         54,955.0100
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972        11.747643        203,718.1899
  01/01/2004    to  12/31/2004       11.747643        13.947450        330,720.9429
  01/01/2005    to  12/31/2005       13.947450        15.696557        264,254.2297
  01/01/2006    to  12/31/2006       15.696557        19.924541        245,038.3060
  01/01/2007    to  12/31/2007       19.924541        19.406759        223,460.8437
  01/01/2008    to  12/31/2008       19.406759        11.301010        210,927.1188
  01/01/2009    to  12/31/2009       11.301010        17.262728        194,041.5700
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989        12.018475        104,792.3304
  01/01/2004    to  12/31/2004       12.018475        13.544176        100,475.2295
  01/01/2005    to  12/31/2005       13.544176        14.418376         85,037.4061
  01/01/2006    to  12/31/2006       14.418376        16.288783         73,079.0641
  01/01/2007    to  12/31/2007       16.288783        15.610081         81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441         83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003         74,735.6300
============   ==== ==========       =========        =========        ============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944         6.708323        222,718.3005
  01/01/2004    to  12/31/2004        6.708323         7.165960        357,322.6776
  01/01/2005    to  12/31/2005        7.165960         8.017990        266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627        289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763        213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194        188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555        173,793.5300
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247064        10.623775              0.0000
  01/01/2006    to  12/31/2006       10.623775        11.154963         12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948         19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100         35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167         48,245.5000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.332542          2,339.7907
  01/01/2007    to  12/31/2007       10.332542        13.012885         11,437.1083
  01/01/2008    to  12/31/2008       13.012885         7.786017         16,304.5974
  01/01/2009    to  12/31/2009        7.786017        10.800864         14,136.8900
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264        16.093112        211,011.3048
  01/01/2004    to  12/31/2004       16.093112        17.147561        305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
============   ==== ==========       =========        =========        ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426        43.056580        105,889.9724
  01/01/2004    to  12/31/2004       43.056580        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674        11.594771        101,789.1310
  01/01/2004    to  12/31/2004       11.594771        12.156391        181,381.7200
  01/01/2005    to  12/31/2005       12.156391        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.595589         27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223         81,283.8900
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         7.028791        240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095        423,205.5200
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734         7.717350         51,357.6159
  01/01/2004    to  11/19/2004        7.717350         7.920970         65,927.5792
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998356        10.889857              0.0000
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.471493           5,781.4368
  01/01/2007    to  12/31/2007       10.471493        14.092068          20,160.6711
  01/01/2008    to  12/31/2008       14.092068         6.172943         237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766         230,972.3400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391         9.484912          63,518.9551
  01/01/2004    to  12/31/2004        9.484912        11.170897         341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338         466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005         468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392         353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297         331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935         304,202.6500
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686         7.959003         435,309.9796
  01/01/2004    to  12/31/2004        7.959003         8.342276         587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857         491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759         559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393         484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755         420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159         393,920.1800
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.428951         208,403.6787
  01/01/2004    to  12/31/2004       10.428951        11.199010         333,734.5719
  01/01/2005    to  12/31/2005       11.199010        11.185776         245,887.4780
  01/01/2006    to  12/31/2006       11.185776        11.062326         232,291.1498
  01/01/2007    to  12/31/2007       11.062326        12.073393         208,532.9702
  01/01/2008    to  12/31/2008       12.073393        11.073801         159,890.7725
  01/01/2009    to  12/31/2009       11.073801        12.877885         206,528.0600
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154        11.671860         216,705.1423
  01/01/2004    to  12/31/2004       11.671860        12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967         950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824       1,064,205.4200
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833          68,277.3000
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565243         9.982197               0.0000
  01/01/2008    to  12/31/2008        9.982197         5.722267           3,572.1645
  01/01/2009    to  12/31/2009        5.722267         6.947752           2,223.9700
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316         4.596762          57,682.0975
  01/01/2004    to  12/31/2004        4.596762         4.332878         158,601.5780
  01/01/2005    to  12/31/2005        4.332878         4.738761         128,111.3649
  01/01/2006    to  12/31/2006        4.738761         4.917987         125,630.0430
  01/01/2007    to  12/31/2007        4.917987         6.371552         109,984.5428
  01/01/2008    to  12/31/2008        6.371552         3.486398         108,723.6136
  01/01/2009    to  12/31/2009        3.486398         5.460004         110,560.0000
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115         8.543334       1,042,786.6640
  01/01/2009    to  12/31/2009        8.543334        10.510685       1,136,777.6500
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305         7.832534         497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190         476,698.5500
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231         6.120250         238,664.7558
  01/01/2004    to  12/31/2004        6.120250         7.103474         404,278.9055
  01/01/2005    to  12/31/2005        7.103474         8.021608         740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616         776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661         554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878         517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610         505,809.0000
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513        11.473181         190,034.4271
  01/01/2004    to  12/31/2004       11.473181        14.297607         260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528         248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055         262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227         230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285         199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405         191,340.8200
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        11.107592          75,698.8428
  01/01/2005    to  12/31/2005       11.107592        12.185496          54,515.3652
  01/01/2006    to  12/31/2006       12.185496        12.733479          57,144.8014
  01/01/2007    to  12/31/2007       12.733479        15.571869          50,752.3593
  01/01/2008    to  12/31/2008       15.571869         7.930605          45,830.8352
  01/01/2009    to  12/31/2009        7.930605        11.497328          43,082.2900
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869         253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030         447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053         371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528         355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430         386,669.8600
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.266548        14.757461               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284          44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366         339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005         201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988         715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244         464,993.6500
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666        10.018792          20,560.5195
  01/01/2004    to  12/31/2004       10.018792         9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521         9.942272               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367        10.767472         301,859.8019
  01/01/2004    to  12/31/2004       10.767472        11.894586         898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576       1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607       1,070,302.8800
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248         9.748996        184,686.4410
  01/01/2004    to  12/31/2004        9.748996        10.461794        351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
============   ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.939577        13.970674        181,221.6502
  01/01/2004    to  12/31/2004       13.970674        15.090555        201,829.8595
  01/01/2005    to  12/31/2005       15.090555        16.309697        162,301.6846
  01/01/2006    to  12/31/2006       16.309697        18.023482        146,091.6909
  01/01/2007    to  12/31/2007       18.023482        16.497600        138,306.0015
  01/01/2008    to  12/31/2008       16.497600         8.753944        125,712.3039
  01/01/2009    to  12/31/2009        8.753944        12.176376        112,329.3100
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452        10.134178              0.0000
  01/01/2009    to  12/31/2009       10.134178        14.247829              0.0000
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.983256        13.681387          4,224.1100
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802        10.446114         33,598.5591
  01/01/2004    to  12/31/2004       10.446114        11.347920         47,054.0466
  01/01/2005    to  12/31/2005       11.347920        11.668631         53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076         44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738         43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905         49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644         47,092.0600
============   ==== ==========       =========        =========        ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.131939        11.760063             92.1200
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.320010        13.923948              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.621630        14.769812            336.3500
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653        15.611281               0.0000
  01/01/2006    to  12/31/2006       15.611281        15.981559               0.0000
  01/01/2007    to  12/31/2007       15.981559        16.377312           3,255.8265
  01/01/2008    to  12/31/2008       16.377312        16.046974           4,057.3252
  01/01/2009    to  12/31/2009       16.046974        16.453082           2,966.3700
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301967        10.689858         421,246.8073
  01/01/2005    to  12/31/2005       10.689858        11.624285         671,847.5492
  01/01/2006    to  12/31/2006       11.624285        13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102117        10.393805         970,270.4330
  01/01/2005    to  12/31/2005       10.393805        10.968727       2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727        12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568       7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426       8,277,543.4200
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942236        10.109895          33,717.2283
  01/01/2005    to  12/31/2005       10.109895        10.405971         186,722.7115
  01/01/2006    to  12/31/2006       10.405971        11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397         838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591         860,798.3100
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242012        10.604748       2,194,115.3170
  01/01/2005    to  12/31/2005       10.604748        11.400582       4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582        12.758172       5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195       6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398       9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347       9,220,467.7200
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012183        10.230125        243,784.2306
  01/01/2005    to  12/31/2005       10.230125        10.664048        642,215.0283
  01/01/2006    to  12/31/2006       10.664048        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301         7.004420        955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228      1,905,797.4800
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300         8.943139         46,839.5498
  01/01/2009    to  12/31/2009        8.943139         9.873009        112,898.9900
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301         6.353235      1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885      2,286,129.1700
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302         5.753720        146,286.6549
  01/01/2009    to  12/31/2009        5.753720         7.868382        346,028.4400
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298         6.048679         88,636.9687
  01/01/2009    to  12/31/2009        6.048679         8.490229        253,027.1900
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301         7.677443      1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990      1,859,549.7100
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641        12.346921          1,050.4642
  01/01/2009    to  12/31/2009       12.346921        17.828224         62,347.0700
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        12.820747        119,020.1155
  01/01/2005    to  12/31/2005       12.820747        14.301354        452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246        378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180        296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030        272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911        276,749.2300
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        11.959762        144,699.6155
  01/01/2005    to  12/31/2005       11.959762        13.252669        356,825.1071
  01/01/2006    to  12/31/2006       13.252669        15.097059        434,701.8559
  01/01/2007    to  12/31/2007       15.097059        15.323863        344,335.6135
  01/01/2008    to  12/31/2008       15.323863         9.644499        240,041.7492
  01/01/2009    to  12/31/2009        9.644499        12.563686        157,907.5200
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.931888              10.0000
  01/01/2002    to  12/31/2002       10.931888         8.816298           7,885.7136
  01/01/2003    to  12/31/2003        8.816298        11.716282         396,562.3124
  01/01/2004    to  12/31/2004       11.716282        13.903248         470,431.2235
  01/01/2005    to  12/31/2005       13.903248        15.639015         633,028.4390
  01/01/2006    to  12/31/2006       15.639015        19.841608         708,090.9103
  01/01/2007    to  12/31/2007       19.841608        19.316263         612,651.8756
  01/01/2008    to  12/31/2008       19.316263        11.242663         424,126.3200
  01/01/2009    to  12/31/2009       11.242663        17.165018         373,920.8600
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.987487             351.9871
  01/01/2002    to  12/31/2002       10.987487         9.648180          16,255.1477
  01/01/2003    to  12/31/2003        9.648180        11.986389         218,443.2789
  01/01/2004    to  12/31/2004       11.986389        13.501246         161,115.3461
  01/01/2005    to  12/31/2005       13.501246        14.365513         137,230.5751
  01/01/2006    to  12/31/2006       14.365513        16.220973         134,582.3983
  01/01/2007    to  12/31/2007       16.220973        15.537282         137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452         122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651         133,468.2100
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.791070         7.299489              12.8346
  01/01/2002    to  12/31/2002        7.299489         5.186539          26,934.7562
  01/01/2003    to  12/31/2003        5.186539         6.684840         539,599.5008
  01/01/2004    to  12/31/2004        6.684840         7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653         926,110.6800
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246967        10.622902           1,563.1764
  01/01/2006    to  12/31/2006       10.622902        11.148484         505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747         357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768         397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067         404,485.0000
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.329074        4,845.5033
  01/01/2007    to  12/31/2007       10.329074        13.001983      108,711.2677
  01/01/2008    to  12/31/2008       13.001983         7.775588      169,321.2558
  01/01/2009    to  12/31/2009        7.775588        10.781012      149,217.3400
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133       60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578      163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858      631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653        41.344503       54,492.9747
  01/01/2002    to  12/31/2002       41.344503        33.332049      194,321.1339
  01/01/2003    to  12/31/2003       33.332049        42.905952      529,074.4655
  01/01/2004    to  12/31/2004       42.905952        47.587002      641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417      598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289      551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185      486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814      411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431      395,436.6000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
============   ==== ==========       =========        =========      ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        11.848284           10.0000
  01/01/2002    to  12/31/2002       11.848284         8.457339       13,481.4115
  01/01/2003    to  12/31/2003        8.457339        11.563798      248,139.8511
  01/01/2004    to  12/31/2004       11.563798        12.117839      309,357.5264
  01/01/2005    to  12/31/2005       12.117839        12.918267      611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142      553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719      454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346      412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541      386,283.9800
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.593315          37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374         132,880.4000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         7.026370         586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585         877,303.5700
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189391         8.056476              12.2103
  01/01/2002    to  12/31/2002        8.056476         6.281590          22,643.8258
  01/01/2003    to  12/31/2003        6.281590         7.690349          95,392.7350
  01/01/2004    to  11/19/2004        7.690349         7.889764         121,982.2592
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301        10.886207               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.467975         291,585.4002
  01/01/2007    to  12/31/2007       10.467975        14.080259          77,966.6976
  01/01/2008    to  12/31/2008       14.080259         6.164667         364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869         410,476.1700
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336             631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814          21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731         189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240         651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052         854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560         785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236         652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197         596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369         540,968.0700
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.580057         8.456989           3,011.0348
  01/01/2002    to  12/31/2002        8.456989         6.267067          56,679.2938
  01/01/2003    to  12/31/2003        6.267067         7.931148         963,327.7346
  01/01/2004    to  12/31/2004        7.931148         8.308913       1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913         8.567167         815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212         844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981         762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980         679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918         545,880.7200
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.425465        504,998.3737
  01/01/2004    to  12/31/2004       10.425465        11.189656        579,707.9113
  01/01/2005    to  12/31/2005       11.189656        11.170860        470,076.5019
  01/01/2006    to  12/31/2006       11.170860        11.042066        447,191.6871
  01/01/2007    to  12/31/2007       11.042066        12.045226        432,594.9317
  01/01/2008    to  12/31/2008       12.045226        11.042431        384,673.7109
  01/01/2009    to  12/31/2009       11.042431        12.834995        462,144.7100
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368        10.523893         10,106.4829
  01/01/2002    to  12/31/2002       10.523893        11.325063        260,508.6670
  01/01/2003    to  12/31/2003       11.325063        11.631034      1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034        12.022053      1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714      1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484      1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600      1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402      1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905      1,338,326.3400
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793         61,906.1300
============   ==== ==========       =========        =========      ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084         9.981362         50,306.4617
  01/01/2008    to  12/31/2008        9.981362         5.718913        350,930.5917
  01/01/2009    to  12/31/2009        5.718913         6.940210        194,389.4800
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761984         6.086250             14.7878
  01/01/2002    to  12/31/2002        6.086250         2.952425          2,522.2482
  01/01/2003    to  12/31/2003        2.952425         4.580635         75,570.8187
  01/01/2004    to  12/31/2004        4.580635         4.315511        223,112.6920
  01/01/2005    to  12/31/2005        4.315511         4.717416        188,547.0776
  01/01/2006    to  12/31/2006        4.717416         4.893393        180,050.3606
  01/01/2007    to  12/31/2007        4.893393         6.336505        282,587.0288
  01/01/2008    to  12/31/2008        6.336505         3.465479        368,809.9524
  01/01/2009    to  12/31/2009        3.465479         5.424533        317,879.3700
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070         8.529438        115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347        232,249.8700
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225         7.819791          35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016          78,382.7900
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988              13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110          39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811         776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937         597,489.2400
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.224231          11,714.2415
  01/01/2003    to  12/31/2003        8.224231        11.452136         399,465.3662
  01/01/2004    to  12/31/2004       11.452136        14.264232         484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476         566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717         591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907         491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451         361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417         328,782.6600
============   ==== ==========       =========        =========       ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        11.103863         119,838.9659
  01/01/2005    to  12/31/2005       11.103863        12.175337         112,476.1212
  01/01/2006    to  12/31/2006       12.175337        12.716515         120,339.3706
  01/01/2007    to  12/31/2007       12.716515        15.543311         134,321.4342
  01/01/2008    to  12/31/2008       15.543311         7.912081         166,760.8015
  01/01/2009    to  12/31/2009        7.912081        11.464744         131,729.3500
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190         268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080         248,012.0600
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970        14.675475           5,525.9400
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360         28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827         59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712        273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782         95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691            817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400         86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806        999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038      1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742      1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087      1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819      1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125      1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436      1,195,568.3200
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.620419         34,476.1308
  01/01/2003    to  12/31/2003        7.620419         9.731099        383,417.5333
  01/01/2004    to  12/31/2004        9.731099        10.437354        495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.163981        11.933782        1,523.0758
  01/01/2002    to  12/31/2002       11.933782        10.684902       42,894.0497
  01/01/2003    to  12/31/2003       10.684902        13.921813      479,429.6843
  01/01/2004    to  12/31/2004       13.921813        15.030239      577,898.4740
  01/01/2005    to  12/31/2005       15.030239        16.236413      400,291.0627
  01/01/2006    to  12/31/2006       16.236413        17.933554      397,406.9629
  01/01/2007    to  12/31/2007       17.933554        16.407030      360,709.1911
  01/01/2008    to  12/31/2008       16.407030         8.701509      297,363.5059
  01/01/2009    to  12/31/2009        8.701509        12.097394      272,777.0400
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301        10.133319            0.0000
  01/01/2009    to  12/31/2009       10.133319        14.239504            0.0000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843        13.616598            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.846117           10.0000
  01/01/2002    to  12/31/2002       10.846117         8.274548        4,899.8931
  01/01/2003    to  12/31/2003        8.274548        10.418203      151,306.7151
  01/01/2004    to  12/31/2004       10.418203        11.311929      240,637.9726
  01/01/2005    to  12/31/2005       11.311929        11.627388      229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324      213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141      221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388      216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974      190,401.0500
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172        11.694698            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792        13.846549            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661        14.761175        6,395.6400
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699        15.524317          590.2826
  01/01/2006    to  12/31/2006       15.524317        15.884610          956.2114
  01/01/2007    to  12/31/2007       15.884610        16.269782        1,574.9014
  01/01/2008    to  12/31/2008       16.269782        15.933627        7,981.1337
  01/01/2009    to  12/31/2009       15.933627        16.328707       46,000.8400
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699        10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009        11.617570          750,229.0859
  01/01/2006    to  12/31/2006       11.617570        13.000581          825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061          841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018        1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737        1,400,066.7100
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854        10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980        10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390        12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112       10,269,763.0200
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977        10.109092          156,250.0675
  01/01/2005    to  12/31/2005       10.109092        10.399957          513,441.3181
  01/01/2006    to  12/31/2006       10.399957        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746        10.603907        2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907        11.393996        5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923        10.229313          885,476.6904
  01/01/2005    to  12/31/2005       10.229313        10.657886        1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
============   ==== ==========       =========        =========       ===============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592        262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173        293,594.3300
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988         26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360         53,615.6600
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852        301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726        348,859.9500
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746         25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089        111,585.8100
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506         11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894         57,516.1200
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890         17,794.7400
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153        166,923.8607
  01/01/2005    to  12/31/2005       12.812153        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741        188,983.5826
  01/01/2005    to  12/31/2005       11.951741        13.230588        192,469.8754
  01/01/2006    to  12/31/2006       13.230588        15.056884        196,663.5853
  01/01/2007    to  12/31/2007       15.056884        15.267724        183,925.9084
  01/01/2008    to  12/31/2008       15.267724         9.599510        145,317.0505
  01/01/2009    to  12/31/2009        9.599510        12.492580        135,131.6800
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.929396             655.0284
  01/01/2002    to  12/31/2002       10.929396         8.805453         175,758.5084
  01/01/2003    to  12/31/2003        8.805453        11.690181         890,875.6228
  01/01/2004    to  12/31/2004       11.690181        13.858377         689,649.6331
  01/01/2005    to  12/31/2005       13.858377        15.573010         541,506.2615
  01/01/2006    to  12/31/2006       15.573010        19.738183         508,578.8353
  01/01/2007    to  12/31/2007       19.738183        19.196255         468,248.8267
  01/01/2008    to  12/31/2008       19.196255        11.161587         397,748.9575
  01/01/2009    to  12/31/2009       11.161587        17.024193         370,385.6300
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.984994           1,723.3141
  01/01/2002    to  12/31/2002       10.984994         9.636340         273,094.9744
  01/01/2003    to  12/31/2003        9.636340        11.959724         728,304.0743
  01/01/2004    to  12/31/2004       11.959724        13.457712         472,313.4662
  01/01/2005    to  12/31/2005       13.457712        14.304925         355,196.8526
  01/01/2006    to  12/31/2006       14.304925        16.136462         303,858.9772
  01/01/2007    to  12/31/2007       16.136462        15.440795         309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413         281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418         255,106.3100
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790814         7.293775          68,577.6242
  01/01/2002    to  12/31/2002        7.293775         5.177286         609,227.4429
  01/01/2003    to  12/31/2003        5.177286         6.666256       1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256         7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174       1,124,474.5500
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246771        10.621157               0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542         274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387         214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138         213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944         197,464.6700
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142               0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214          26,979.7464
  01/01/2008    to  12/31/2008       12.980214         7.754770          39,834.4196
  01/01/2009    to  12/31/2009        7.754770        10.741407          44,736.6600
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076         875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701         788,356.3700
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345        41.312239         333,795.0812
  01/01/2002    to  12/31/2002       41.312239        33.272684       1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684        42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777        47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337       1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563       1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263       1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706         874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455         782,558.3000
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585         538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665         503,551.7800
============   ==== ==========       =========        =========       ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        11.845599           8,879.6874
  01/01/2002    to  12/31/2002       11.845599         8.446962         354,541.9517
  01/01/2003    to  12/31/2003        8.446962        11.538078         728,480.7931
  01/01/2004    to  12/31/2004       11.538078        12.078766         635,631.1567
  01/01/2005    to  12/31/2005       12.078766        12.863783         950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465         777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081         623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270         522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996         494,629.7400
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767          21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684          81,813.5000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527          43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574          85,141.7900
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189120         8.050186          45,232.6746
  01/01/2002    to  12/31/2002        8.050186         6.270402         304,328.7950
  01/01/2003    to  12/31/2003        6.270402         7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982         7.860884         411,757.7047
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579774         8.450379         135,716.3939
  01/01/2002    to  12/31/2002        8.450379         6.255898       1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898         7.909106       2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106         8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779       1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579       1,157,954.3500
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489        1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489        11.170963          852,071.8889
  01/01/2005    to  12/31/2005       11.170963        11.141080          579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649          528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080          474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939          761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612          402,376.5800
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038        10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687        11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919        11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744        11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          219,658.7200
============   ==== ==========       =========        =========        ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767         9.979690            7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205            6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141           13,045.5300
============   ==== ==========       =========        =========        ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761758         6.081488           63,122.0696
  01/01/2002    to  12/31/2002        6.081488         2.947164          248,653.0442
  01/01/2003    to  12/31/2003        2.947164         4.567923          384,195.3425
  01/01/2004    to  12/31/2004        4.567923         4.299219          486,242.6251
  01/01/2005    to  12/31/2005        4.299219         4.694924          368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207          307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680          250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596          197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075          193,617.5000
============   ==== ==========       =========        =========        ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714          544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805          516,278.8100
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557        107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032        874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870      2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.218733        262,587.9067
  01/01/2003    to  12/31/2003        8.218733        11.433062      1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062        14.226210        749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
============   ==== ==========       =========        =========      ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        160,260.3155
  01/01/2005    to  12/31/2005       11.096411        12.155042        124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656        117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352        123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156        102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836         90,192.5100
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748          2,041.9700
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443         77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868        745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999        890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771        167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551      1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997      2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.615315        525,650.4510
  01/01/2003    to  12/31/2003        7.615315         9.714878      1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.163646        11.924478          49,663.5375
  01/01/2002    to  12/31/2002       11.924478        10.665887         684,030.8054
  01/01/2003    to  12/31/2003       10.665887        13.883167       1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167        14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492        16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257         790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121         695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994         587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528         533,008.4500
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600               0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857           7,447.7100
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845             127.5600
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.843650          10,152.7946
  01/01/2002    to  12/31/2002       10.843650         8.264381         322,250.4764
  01/01/2003    to  12/31/2003        8.264381        10.395014         529,148.8849
  01/01/2004    to  12/31/2004       10.395014        11.275442         537,950.0067
  01/01/2005    to  12/31/2005       11.275442        11.578333         515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585         414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452         357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648         320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283         308,103.0700
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961           3,803.6000
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928           1,673.3300
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902               0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541             943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909           1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391          20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823          18,391.6300
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313        777,671.6506
  01/01/2005    to  12/31/2005       10.687313        11.604154        899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623        932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531        801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126      1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104      1,805,575.4300
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330      3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330        10.949726      5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156      5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938      5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388      7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679      6,968,832.9000
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486        179,571.4468
  01/01/2005    to  12/31/2005       10.107486        10.387940        619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224      3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224        11.380836      5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688      1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688        10.645573      1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319      1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129      2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651      2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073      2,375,970.5400
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767        667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143      1,154,563.1900
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080         8.930842         55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740        153,912.6600
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471      1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591      1,867,799.3600
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775        109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818        126,551.0800
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078         6.040337         51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583         82,197.8900
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538        554,818.2400
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782          5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689         39,039.9500
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566        163,702.3876
  01/01/2005    to  12/31/2005       12.803566        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.943726        200,639.3919
  01/01/2005    to  12/31/2005       11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006       13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007       15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008       15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009        9.554730        12.421876        229,511.8600
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972        11.728055        502,035.9448
  01/01/2004    to  12/31/2004       11.728055        13.889348        733,353.6073
  01/01/2005    to  12/31/2005       13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006       15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007       19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008       19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009       11.141818        16.977047        508,991.5300
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989        11.998433        263,550.1272
  01/01/2004    to  12/31/2004       11.998433        13.487739        224,052.4404
  01/01/2005    to  12/31/2005       13.487739        14.322557        160,332.2470
  01/01/2006    to  12/31/2006       14.322557        16.140250        154,272.9954
  01/01/2007    to  12/31/2007       16.140250        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
============   ==== ==========       =========        =========        ============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944         6.697139        707,471.8090
  01/01/2004    to  12/31/2004        6.697139         7.136100        781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575        10.619411              0.0000
  01/01/2006    to  12/31/2006       10.619411        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213          2,215.1197
  01/01/2007    to  12/31/2007       10.315213        12.958474        117,424.9721
  01/01/2008    to  12/31/2008       12.958474         7.734002        104,320.5870
  01/01/2009    to  12/31/2009        7.734002        10.701942         73,976.5100
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264        16.066264        652,133.2433
  01/01/2004    to  12/31/2004       16.066264        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
============   ==== ==========       =========        =========        ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426        42.984805        334,537.2375
  01/01/2004    to  12/31/2004       42.984805        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674        11.575448        303,307.8198
  01/01/2004    to  12/31/2004       11.575448        12.105739        468,862.0298
  01/01/2005    to  12/31/2005       12.105739        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222         19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016         72,148.1900
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687        271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588        353,417.2600
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734         7.704481        135,372.7607
  01/01/2004    to  11/19/2004        7.704481         7.890285        166,048.9595
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918           3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128          81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668          70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606         100,604.9500
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391         9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098        11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509         445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727         336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855         358,424.9400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686         7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529        11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314        11.111391         778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391         713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208         682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813         746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811         767,252.0900
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154        11.652364         706,866.7231
  01/01/2004    to  12/31/2004       11.652364        12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736         849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413         719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178         776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440         831,331.4600
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332           1,350.1000
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450         9.978019        6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506       48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104       62,900.3900
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316         4.589108      136,427.2265
  01/01/2004    to  12/31/2004        4.589108         4.314826      312,990.2164
  01/01/2005    to  12/31/2005        4.314826         4.707273      199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139      208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612      297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283      217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652      217,662.8500
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073      149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444      202,449.9000
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023      196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748      229,227.1900
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231         6.110051      711,884.3786
  01/01/2004    to  12/31/2004        6.110051         7.073886      539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314      522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116      501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835      502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596      413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775      420,798.9300
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513        11.454065      510,324.5346
  01/01/2004    to  12/31/2004       11.454065        14.238069      658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491      582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804      632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257      590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663      437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635      418,089.9400
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.088963        163,554.1683
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824          7,009.5700
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666        10.002057        107,542.8246
  01/01/2004    to  12/31/2004       10.002057         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367        10.749521        812,394.0970
  01/01/2004    to  12/31/2004       10.749521        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248         9.732750        509,533.6949
  01/01/2004    to  12/31/2004        9.732750        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
============   ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.939577        13.947388        619,951.3971
  01/01/2004    to  12/31/2004       13.947388        15.027679        769,904.3927
  01/01/2005    to  12/31/2005       15.027679        16.201314        750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135        844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100        761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590        596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815        552,762.9400
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881              0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229         12,094.9100
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309          3,115.8800
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802        10.428700        163,727.6214
  01/01/2004    to  12/31/2004       10.428700        11.300646        287,263.4410
  01/01/2005    to  12/31/2005       11.300646        11.591091        396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340        392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831        377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698        293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933        296,264.1000
============   ==== ==========       =========        =========        ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451        11.436663          4,403.1900
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          1,041.4200
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652            198.8200
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339             490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724          25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744          29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235         134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564          90,533.8500
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617         496,059.1309
  01/01/2005    to  12/31/2005       10.685617        11.590752         933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366         968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738         798,382.7600
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680       3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680        10.937077       7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216      10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700      12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780      12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525      11,096,666.4800
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881          89,756.6426
  01/01/2005    to  12/31/2005       10.105881        10.375938         551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541       3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541        11.367691       6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689       9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701      12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996      12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952      11,051,940.8700
============   ==== ==========       =========        =========      ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638        3,252,652.1300
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771           28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441           98,998.2100
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533        2,424,613.8300
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191          275,571.9900
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254           39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436          111,257.9200
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231          681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692        1,864,648.0500
============   ==== ==========       =========        =========        ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250           30,404.6800
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274          214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861          441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665          320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120          249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824          233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868          226,420.8600
============   ==== ==========       =========        =========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720          269,252.5508
  01/01/2005    to  12/31/2005       11.939720        13.197536          349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823          366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900          272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418          195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674          165,034.7800
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.925670              10.0000
  01/01/2002    to  12/31/2002       10.925670         8.789245          23,744.1676
  01/01/2003    to  12/31/2003        8.789245        11.651185         614,792.3152
  01/01/2004    to  12/31/2004       11.651185        13.791399         844,731.6342
  01/01/2005    to  12/31/2005       13.791399        15.474588         837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134         745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716         627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112         460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186         436,066.6800
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.981256           1,158.6675
  01/01/2002    to  12/31/2002       10.981256         9.618604          12,911.9264
  01/01/2003    to  12/31/2003        9.618604        11.919827         422,071.7829
  01/01/2004    to  12/31/2004       11.919827        13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790426         7.285235           5,330.5546
  01/01/2002    to  12/31/2002        7.285235         5.163465          89,241.3611
  01/01/2003    to  12/31/2003        5.163465         6.638491         936,260.0392
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246477        10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927         243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276         255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956         280,709.8600
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617          80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640          67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263          87,508.4400
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383        41.263886          62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838         193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637         694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957         782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784         706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470         634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292         488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100         423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004         400,760.5600
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660         189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985         255,975.6100
============   ==== ==========       =========        =========       ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        11.841568              60.8234
  01/01/2002    to  12/31/2002       11.841568         8.431404          49,027.0668
  01/01/2003    to  12/31/2003        8.431404        11.499598         381,795.2233
  01/01/2004    to  12/31/2004       11.499598        12.020385         597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480         817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678         626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262         585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582         507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259         466,082.9400
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951          28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191         214,997.4100
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269         378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104         557,059.5200
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188716         8.040755           3,993.1489
  01/01/2002    to  12/31/2002        8.040755         6.253646          38,626.0334
  01/01/2003    to  12/31/2003        6.253646         7.637036         224,000.1853
  01/01/2004    to  11/19/2004        7.637036         7.817754         212,619.4835
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579351         8.440489          10,882.6021
  01/01/2002    to  12/31/2002        8.440489         6.239188         183,738.0480
  01/01/2003    to  12/31/2003        6.239188         7.876171       1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171         8.230659       2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048        905,824.8266
  01/01/2004    to  12/31/2004       10.408048        11.142998      1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573      1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314        951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367        761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879        628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618        612,207.5700
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541        10.503380          7,939.7406
  01/01/2002    to  12/31/2002       10.503380        11.274776        350,470.5383
  01/01/2003    to  12/31/2003       11.274776        11.550473      1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891      2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923      1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851      1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788      1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020      1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672      1,417,197.9600
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194         67,619.5000
============   ==== ==========       =========        =========      ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292         9.977183          9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159        213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598        208,651.7600
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761420         6.074341          1,856.7190
  01/01/2002    to  12/31/2002        6.074341         2.939266         12,119.9922
  01/01/2003    to  12/31/2003        2.939266         4.548861        164,020.3205
  01/01/2004    to  12/31/2004        4.548861         4.274839        426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325        372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166        339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901        296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616        201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594        275,558.0900
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791         188,378.7600
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931           6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937         148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532       1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.210477          42,984.0519
  01/01/2003    to  12/31/2003        8.210477        11.404493         722,639.6064
  01/01/2004    to  12/31/2004       11.404493        14.169346         832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495         750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290         704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110         491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197         501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366         376,337.5900
============   ==== ==========       =========        =========       ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242         190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664         136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037         137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303         129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092         115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161         114,728.7400
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819          73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290         147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215         160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860         135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076         210,478.4500
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032           1,981.4300
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589         10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994        226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562        253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913         16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345        202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482      1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525      2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134      2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570      1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624      1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080      1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222      1,224,577.7000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.607663        116,797.5739
  01/01/2003    to  12/31/2003        7.607663         9.690594        693,976.7877
  01/01/2004    to  12/31/2004        9.690594        10.367887      1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.163146        11.910526        5,807.5593
  01/01/2002    to  12/31/2002       11.910526        10.637413      108,947.6561
  01/01/2003    to  12/31/2003       10.637413        13.825385      790,096.7979
  01/01/2004    to  12/31/2004       13.825385        14.888758      751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544      672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407      585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145      436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693      377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451      331,123.6300
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022          151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922       14,034.2000
============   ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994       10,904.3100
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.839954       16,945.1694
  01/01/2002    to  12/31/2002       10.839954         8.249162       58,698.7199
  01/01/2003    to  12/31/2003        8.249162        10.360344      175,602.3744
  01/01/2004    to  12/31/2004       10.360344        11.220948      238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048          108.5900
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685       10,925.9700
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769            0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678       12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695       18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827       14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806       29,969.4600
============   ==== ==========       =========        =========      ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769          770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057        1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482        1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
============   ==== ==========       =========        =========       ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS AA





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353         9.553604        664,625.8199
  01/01/2002    to  12/31/2002        9.553604         7.944031        568,164.5820
  01/01/2003    to  12/31/2003        7.944031        10.110304        476,838.2297
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
============   ==== ==========       =========        =========        ============
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.707071         7.929173          3,117.1889
  01/01/2003    to  12/31/2003        7.929173        10.055097         24,060.5342
  01/01/2004    to  12/31/2004       10.055097        12.265257         28,590.1629
  01/01/2005    to  12/31/2005       12.265257        14.236421        205,094.0893
  01/01/2006    to  12/31/2006       14.236421        17.953306        159,703.7512
  01/01/2007    to  12/31/2007       17.953306        20.253814         92,205.7561
  01/01/2008    to  12/31/2008       20.253814        11.877065         83,417.3222
  01/01/2009    to  12/31/2009       11.877065        15.800848         80,862.6600
============   ==== ==========       =========        =========        ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.141971         22,278.9642
  01/01/2002    to  12/31/2002       11.141971         9.102437         87,919.7110
  01/01/2003    to  12/31/2003        9.102437        11.671358        229,135.5001
  01/01/2004    to  12/31/2004       11.671358        12.801496        332,212.3641
  01/01/2005    to  12/31/2005       12.801496        13.327240        226,031.4563
  01/01/2006    to  12/31/2006       13.327240        15.761654        215,478.7936
  01/01/2007    to  12/31/2007       15.761654        15.739100        208,895.1439
  01/01/2008    to  12/31/2008       15.739100         8.875095        167,864.2867
  01/01/2009    to  12/31/2009        8.875095        11.367046        146,006.6900
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.918168        124,344.3071
  01/01/2002    to  12/31/2002        8.918168         7.161705        343,127.8534
  01/01/2003    to  12/31/2003        7.161705         9.337160        888,830.8003
  01/01/2004    to  12/31/2004        9.337160        10.912970      2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970        11.856027      2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986      1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643      1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099        930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236        856,851.5200
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  01/01/2001    to  12/31/2001       11.317860        11.732665        128,180.2900
  01/01/2002    to  04/25/2002       11.732665        11.704773              0.0000
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  01/01/2001    to  12/31/2001        6.512676         4.259904        224,343.7457
  01/01/2002    to  04/25/2002        4.259904         3.441767              0.0000
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.045581         7.011667        109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853        365,651.4700
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.450129         6.359814         86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163        324,996.1000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.650957         7.685380         78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642        125,985.2400
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848        14.337160      1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786      1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648        962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546        898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502        850,762.0600
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045983        10.192752        204,885.1247
  01/01/2002    to  12/31/2002       10.192752        10.282946        800,975.3838
  01/01/2003    to  12/31/2003       10.282946        14.097215      1,555,852.4391
  01/01/2004    to  12/31/2004       14.097215        18.804577      1,452,691.2700
  01/01/2005    to  04/30/2005       18.804577        18.035334              0.0000
============   ==== ==========       =========        =========      ==============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.767316        470,072.5692
  01/01/2002    to  12/31/2002       12.767316         8.706807      2,113,730.7035
  01/01/2003    to  12/31/2003        8.706807        10.592078      4,554,054.0816
  01/01/2004    to  04/30/2004       10.592078        10.484133      5,323,210.0380
============   ==== ==========       =========        =========      ==============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.140791         82,635.2154
  01/01/2002    to  12/31/2002       17.140791        12.656819        155,704.3180
  01/01/2003    to  04/25/2003       12.656819        13.147480        160,967.6375
============   ==== ==========       =========        =========      ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.512950         55,985.1519
  01/01/2002    to  12/31/2002       10.512950         8.654755         90,565.8220
  01/01/2003    to  04/25/2003        8.654755         8.409175         92,264.6800
============   ==== ==========       =========        =========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.676092        15.683126        238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425        224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595        203,177.1000
============   ==== ==========       =========        =========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.261437         15,163.7089
  01/01/2002    to  12/31/2002       14.261437        11.082847         74,302.4014
  01/01/2003    to  12/31/2003       11.082847        14.019403         76,164.4938
  01/01/2004    to  12/31/2004       14.019403        16.357674         73,351.1346
  01/01/2005    to  12/31/2005       16.357674        17.709541         73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152         83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503              0.0000
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.604499         7.177933        6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933         8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114        4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354        3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908        3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734        2,925,895.0400
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.417047        11.167932        2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388        1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803        1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458        1,900,175.9400
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.286021          908,439.4110
  01/01/2003    to  12/31/2003        8.286021         9.930208        3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208        10.885772        2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772        11.475744        2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749        2,261,675.0287
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965        17.331204           36,833.2372
  01/01/2005    to  12/31/2005       17.331204        17.400043           31,739.2252
  01/01/2006    to  12/31/2006       17.400043        18.763978           22,140.1477
  01/01/2007    to  12/31/2007       18.763978        19.768898           18,560.8540
  01/01/2008    to  12/31/2008       19.768898        15.906610           10,480.7584
  01/01/2009    to  12/31/2009       15.906610        21.508475            8,430.3900
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        8.811079         7.395337          468,387.8616
  01/01/2002    to  12/31/2002        7.395337         7.198007          323,299.5294
  01/01/2003    to  12/31/2003        7.198007         8.875049          276,076.0951
  01/01/2004    to  04/30/2004        8.875049         9.011550          264,373.3047
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333        13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834        1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810        1,814,859.2100
============   ==== ==========       =========        =========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531         9.539603          122,703.2376
  01/01/2002    to  12/31/2002        9.539603         9.625843          987,234.4373
  01/01/2003    to  12/31/2003        9.625843        11.172186        2,171,798.1162
  01/01/2004    to  12/31/2004       11.172186        11.988395        2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395        11.606763                0.0000
============   ==== ==========       =========        =========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  04/26/2001    to  12/31/2001       10.000000         9.025089            3,202.8283
  01/01/2002    to  12/31/2002        9.025089         9.193222           20,904.6195
  01/01/2003    to  12/31/2003        9.193222        11.490888           47,749.3763
  01/01/2004    to  12/31/2004       11.490888        12.393944           50,126.3988
  01/01/2005    to  04/30/2005       12.393944        11.919231                0.0000
============   ==== ==========       =========        =========       ===============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.607266          100,477.5549
  01/01/2002    to  12/31/2002       10.607266         7.412032          253,970.1795
  01/01/2003    to  04/25/2003        7.412032         7.526499          250,998.5575
============   ==== ==========       =========        =========       ===============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333        48.171871       17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871        49.250312          663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718          549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098          462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355          408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415          373,523.2900
============   ==== ==========       =========        =========       ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792        12.153563        6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563         8.357993        5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993        10.308953        4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953        10.119601          607,173.0361
============   ==== ==========       =========        =========        ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        9.096785         8.223442        2,575,460.0844
  01/01/2002    to  12/31/2002        8.223442         6.538203        4,965,326.8122
  01/01/2003    to  12/31/2003        6.538203         8.339884        6,117,756.3340
  01/01/2004    to  04/30/2004        8.339884         8.419097        5,747,783.6630
============   ==== ==========       =========        =========        ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        9.680632         8.656980          687,415.6274
  01/01/2002    to  12/31/2002        8.656980         7.568604          578,096.8354
  01/01/2003    to  12/31/2003        7.568604         9.281577          476,521.2632
  01/01/2004    to  04/30/2004        9.281577         9.460724          455,443.1368
============   ==== ==========       =========        =========        ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.912615        41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485        1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860        1,677,205.1000
============   ==== ==========       =========        =========        ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.833047         8.340204           36,078.3700
  01/01/2003    to  12/31/2003        8.340204        10.266421           72,957.4716
  01/01/2004    to  04/30/2004       10.266421        10.067069           77,912.3154
============   ==== ==========       =========        =========        ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         9.976213           13,032.8241
  01/01/2002    to  12/31/2002        9.976213         8.563449           49,381.0843
  01/01/2003    to  12/31/2003        8.563449        10.847816           65,970.9174
  01/01/2004    to  04/30/2004       10.847816        10.875436           62,220.8926
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.232460        244,139.7749
  01/01/2002    to  12/31/2002       12.232460        10.637552        788,350.8203
  01/01/2003    to  12/31/2003       10.637552        13.127728      1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728        13.339526      1,161,540.2930
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647        12.763839         10,596.6848
  01/01/2002    to  12/31/2002       12.763839        10.622335         24,008.7465
  01/01/2003    to  12/31/2003       10.622335        13.876698         26,033.6282
  01/01/2004    to  04/30/2004       13.876698        13.962049         25,795.2714
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743        23.866772        231,213.3040
  01/01/2005    to  12/31/2005       23.866772        25.484343        195,146.9237
  01/01/2006    to  12/31/2006       25.484343        28.270682        160,298.5746
  01/01/2007    to  12/31/2007       28.270682        28.125704        135,922.7822
  01/01/2008    to  12/31/2008       28.125704        17.012216        120,939.4366
  01/01/2009    to  12/31/2009       17.012216        21.281712        105,115.5000
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       11.163438        12.429283        899,400.7731
  01/01/2002    to  12/31/2002       12.429283        10.709523        859,930.0905
  01/01/2003    to  12/31/2003       10.709523        13.619029        725,841.1692
  01/01/2004    to  04/30/2004       13.619029        14.047055        695,955.1376
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.457790        428,822.3630
  01/01/2002    to  12/31/2002       17.457790        15.565227      1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227        19.320918      2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918        23.719979      3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372        13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902          952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463          878,594.9100
============   ==== ==========       =========        =========        ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.041413          339,261.6011
  01/01/2002    to  12/31/2002        8.041413         5.407779        1,715,155.3382
  01/01/2003    to  12/31/2003        5.407779         7.115415        3,402,205.5545
  01/01/2004    to  12/31/2004        7.115415         7.451877        4,158,138.6440
  01/01/2005    to  04/30/2005        7.451877         6.399259                0.0000
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533        1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678        1,018,045.0200
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.977321          211,020.5218
  01/01/2002    to  12/31/2002        6.977321         6.870187          757,442.5011
  01/01/2003    to  12/31/2003        6.870187        10.364889        1,383,424.3135
  01/01/2004    to  12/31/2004       10.364889        12.746084        1,614,795.1460
  01/01/2005    to  12/31/2005       12.746084        16.016930        1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930        20.231568          989,345.1918
  01/01/2007    to  12/31/2007       20.231568        25.691211          630,239.4306
  01/01/2008    to  04/25/2008       25.691211        23.386805                0.0000
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014        11.267259           25,779.3696
  01/01/2005    to  12/31/2005       11.267259        12.974461           18,054.0106
  01/01/2006    to  12/31/2006       12.974461        16.237795           16,068.5701
  01/01/2007    to  12/31/2007       16.237795        18.189039           15,521.5147
  01/01/2008    to  12/31/2008       18.189039        10.356497           12,347.6321
  01/01/2009    to  12/31/2009       10.356497        13.473503            5,881.8400
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.265271         7.187549          78,823.1006
  01/01/2002    to  12/31/2002        7.187549         5.643647          85,518.4811
  01/01/2003    to  12/31/2003        5.643647         6.929297          88,768.6490
  01/01/2004    to  04/30/2004        6.929297         6.999389          86,959.4433
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.719406        10.298309          76,277.2694
  01/01/2002    to  12/31/2002       10.298309         8.432185          68,348.4747
  01/01/2003    to  12/31/2003        8.432185        12.039793          54,028.1114
  01/01/2004    to  04/30/2004       12.039793        12.099773          50,513.0534
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.693239         9.740698         272,431.4752
  01/01/2002    to  12/31/2002        9.740698         7.843897         226,679.7492
  01/01/2003    to  12/31/2003        7.843897        10.480095         190,302.6307
  01/01/2004    to  04/30/2004       10.480095        10.233746         176,044.3622
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.723656           4,080.5123
  01/01/2002    to  12/31/2002        9.723656         8.281257           8,940.5821
  01/01/2003    to  12/31/2003        8.281257        10.878096          13,558.6698
  01/01/2004    to  04/30/2004       10.878096        10.787203          11,705.2893
============   ==== ==========       =========        =========       ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299        12.931708        300,519.6759
   01/01/2002                             to  12/31/2002       12.931708        10.498595      1,411,610.8134
   01/01/2003                             to  12/31/2003       10.498595        13.306143      2,339,969.8435
   01/01/2004                             to  12/31/2004       13.306143        15.245624      1,501,358.5670
   01/01/2005                             to  04/30/2005       15.245624        14.807213          1,071.7993
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525         6.129472        166,195.8488
   01/01/2002                             to  12/31/2002        6.129472         4.918752        672,005.5566
   01/01/2003                             to  12/31/2003        4.918752         6.185145        879,926.4693
   01/01/2004                             to  04/30/2004        6.185145         6.288503        800,827.6680
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.869183         8.356218      1,766,428.8260
   01/01/2005                             to  12/31/2005        8.356218         8.628835      1,478,265.5863
   01/01/2006                             to  12/31/2006        8.628835         9.157247      1,425,858.4507
   01/01/2007                             to  12/31/2007        9.157247        10.319460      1,164,149.7768
   01/01/2008                             to  12/31/2008       10.319460         5.500886      1,031,663.6827
   01/01/2009                             to  12/31/2009        5.500886         7.795018        920,357.3200
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879         8.832633        254,256.3486
   01/01/2002                             to  12/31/2002        8.832633         7.238554        958,736.0587
   01/01/2003                             to  12/31/2003        7.238554         8.624669      1,259,758.8321
   01/01/2004                             to  04/30/2004        8.624669         8.667666      1,185,779.5740
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154         7.869049          9,417.5072
   01/01/2002                             to  12/31/2002        7.869049         5.996300         19,710.4356
   01/01/2003                             to  12/31/2003        5.996300         7.291438         16,449.6681
   01/01/2004                             to  04/30/2004        7.291438         7.202509         16,315.5738
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005        10.837961         22,977.1182
   01/01/2002                             to  12/31/2002       10.837961         8.045246         62,932.0995
   01/01/2003                             to  12/31/2003        8.045246         9.866625         81,893.8742
   01/01/2004                             to  04/30/2004        9.866625        10.053375         74,479.0637
=============                            ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000        10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235        11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362        11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.402074         227,671.1262
  01/01/2002    to  12/31/2002       13.402074        14.351445       1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445        14.683714       2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714        15.066905       2,618,055.6020
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2001    to  12/31/2001       10.738661        11.492649       1,361,826.9251
  01/01/2002    to  12/31/2002       11.492649        12.362084       1,996,231.6091
  01/01/2003    to  12/31/2003       12.362084        12.806587       1,894,106.3017
  01/01/2004    to  12/31/2004       12.806587        13.240421       1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421        13.377174         815,445.9772
  01/01/2006    to  12/31/2006       13.377174        13.699800         661,358.3611
  01/01/2007    to  12/31/2007       13.699800        14.691420         513,038.0102
  01/01/2008    to  12/31/2008       14.691420        15.181226         389,099.1782
  01/01/2009    to  05/01/2009       15.181226        15.695887               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177         456,285.7700
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.816345         798,167.6789
  01/01/2003    to  12/31/2003        7.816345        10.593988       1,666,013.0533
  01/01/2004    to  12/31/2004       10.593988        11.387381       2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381        11.847505       1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183       1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970       1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236       1,539,768.7032
  01/01/2009    to  05/01/2009        7.411236         7.328008               0.0000
============   ==== ==========       =========        =========       ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.718285        179,467.1331
   01/01/2002                             to  12/31/2002       15.718285        11.496546        291,787.8619
   01/01/2003                             to  12/31/2003       11.496546        15.100620        313,107.6457
   01/01/2004                             to  11/19/2004       15.100620        16.257344        316,894.3682
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.029498        10.343215        375,683.8983
   01/01/2002                             to  12/31/2002       10.343215         8.041738        989,541.2319
   01/01/2003                             to  12/31/2003        8.041738         9.661587        998,112.4129
   01/01/2004                             to  12/31/2004        9.661587        10.586787        717,032.4947
   01/01/2005                             to  12/31/2005       10.586787        11.173251        608,315.1598
   01/01/2006                             to  12/31/2006       11.173251        12.416839        485,878.7345
   01/01/2007                             to  04/27/2007       12.416839        13.135180              0.0000
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.130031        177,567.9882
   01/01/2006                             to  12/31/2006       10.130031        11.160973        628,400.9759
   01/01/2007                             to  12/31/2007       11.160973        11.599133        629,566.1126
   01/01/2008                             to  12/31/2008       11.599133         8.571201        716,367.7513
   01/01/2009                             to  12/31/2009        8.571201        10.555519        568,420.8200
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.168205        536,049.7619
   01/01/2006                             to  12/31/2006       10.168205        11.415778        998,190.3026
   01/01/2007                             to  12/31/2007       11.415778        11.888698        787,476.0600
   01/01/2008                             to  12/31/2008       11.888698         7.858087        361,516.5487
   01/01/2009                             to  12/31/2009        7.858087        10.003688        337,070.0300
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004        6.336384         7.192372      2,294,962.3868
   01/01/2005                             to  12/31/2005        7.192372         8.147300      1,318,451.0896
   01/01/2006                             to  12/31/2006        8.147300         8.561663      1,086,644.0805
   01/01/2007                             to  12/31/2007        8.561663         9.949271        875,356.2201
   01/01/2008                             to  12/31/2008        9.949271         5.922995        758,992.5253
   01/01/2009                             to  12/31/2009        5.922995         8.518548        628,615.8800
=============                            ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.595514         7.201833        1,301,751.6550
  01/01/2002    to  12/31/2002        7.201833         4.836232        2,583,488.0748
  01/01/2003    to  12/31/2003        4.836232         6.572879        3,018,591.2157
  01/01/2004    to  04/30/2004        6.572879         6.709481        2,829,368.7470
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712        1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983        1,271,141.6700
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612        18.076806           26,076.7492
  01/01/2006    to  12/31/2006       18.076806        18.373348           25,895.7423
  01/01/2007    to  12/31/2007       18.373348        19.372606           23,438.5045
  01/01/2008    to  12/31/2008       19.372606        13.431072           18,857.2111
  01/01/2009    to  12/31/2009       13.431072        16.796043           17,087.9900
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001        9.104133        10.580230          524,101.3734
  01/01/2002    to  12/31/2002       10.580230         9.248856          495,020.3430
  01/01/2003    to  12/31/2003        9.248856        12.953750          407,422.1638
  01/01/2004    to  12/31/2004       12.953750        16.097777          245,905.0906
  01/01/2005    to  04/30/2005       16.097777        15.119831                0.0000
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410        14.321488          434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935          459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563          431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251          329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391          293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256          272,385.8900
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.095691           3,339.2222
  01/01/2002    to  12/31/2002       11.095691        10.244108          98,594.9201
  01/01/2003    to  12/31/2003       10.244108        14.232675         105,701.2670
  01/01/2004    to  04/30/2004       14.232675        14.431880          98,651.0785
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283         479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671         470,628.1100
============   ==== ==========       =========        =========       ==============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         8.819461         259,338.4711
  01/01/2002    to  12/31/2002        8.819461         6.573580         789,242.1568
  01/01/2003    to  12/31/2003        6.573580         8.796747       1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747         9.753649       1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649        10.059071       1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914       1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605         962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158         820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745         735,115.9400
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.622994         739,828.4544
  01/01/2004    to  12/31/2004       12.622994        14.684894         587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072         487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872         369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830         237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978         233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455         245,727.7800
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       44.685034        44.856392          25,707.9972
  01/01/2005    to  12/31/2005       44.856392        45.187527         183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498         181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491          77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096          67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569          66,289.4300
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631         158,964.4200
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
  05/01/2006    to  12/31/2006       14.940428        14.770303           6,123.9905
  01/01/2007    to  12/31/2007       14.770303        16.299852         196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816         156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       15.305213        15.996159          28,616.4484
  01/01/2008    to  12/31/2008       15.996159         9.035026          22,387.8925
  01/01/2009    to  05/01/2009        9.035026         8.588237               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.501043         8.332567          23,673.5293
  01/01/2003    to  12/31/2003        8.332567        10.614723          47,106.1997
  01/01/2004    to  12/31/2004       10.614723        11.129593          50,240.5099
  01/01/2005    to  12/31/2005       11.129593        11.916798          52,869.8159
  01/01/2006    to  12/31/2006       11.916798        12.463475          48,572.8375
  01/01/2007    to  04/27/2007       12.463475        13.292608               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384       2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603       1,271,921.9100
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000        10.154282        279,466.3573
  01/01/2002    to  12/31/2002       10.154282        10.122875        703,780.8875
  01/01/2003    to  12/31/2003       10.122875        10.025490        721,421.2419
  01/01/2004    to  12/31/2004       10.025490         9.949131        552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.111298        18.125728        158,294.5766
  01/01/2005    to  12/31/2005       18.125728        18.573296        100,960.2315
  01/01/2006    to  12/31/2006       18.573296        21.327353         60,098.7036
  01/01/2007    to  12/31/2007       21.327353        20.252939         45,506.0212
  01/01/2008    to  12/31/2008       20.252939        12.270789         42,525.2736
  01/01/2009    to  12/31/2009       12.270789        13.653164         42,299.5200
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594        10.156586          7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717        735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657      3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458      5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186      4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039      3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974      2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351      2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208      2,209,612.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010        10.479270      1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904      1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235        943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539        541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742        512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662        455,668.4700
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.810810         9.755269        127,353.6873
  01/01/2005    to  12/31/2005        9.755269        10.042441        735,246.9211
  01/01/2006    to  12/31/2006       10.042441        10.865781        620,468.0717
  01/01/2007    to  12/31/2007       10.865781        11.176208        279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885        269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691        249,470.7800
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962        11.183281        3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281         8.341693        3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693        10.654094        2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094        11.201681        2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461          302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674          262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299        11.701349          275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095          522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155          523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314          500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822          499,934.2700
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.968599           32,651.1748
  01/01/2002    to  12/31/2002        7.968599         6.085947          174,269.1924
  01/01/2003    to  12/31/2003        6.085947         7.685052          201,622.2139
  01/01/2004    to  12/31/2004        7.685052         8.362426          181,142.3401
  01/01/2005    to  04/30/2005        8.362426         7.978882                0.0000
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.829026           10,592.5583
  01/01/2004    to  04/30/2004       11.829026        12.045271           13,923.2996
============   ==== ==========       =========        =========        ==============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.940184              504.5948
  01/01/2002    to  12/31/2002       10.940184        11.671485          137,980.9734
  01/01/2003    to  12/31/2003       11.671485        12.671349          314,750.3569
  01/01/2004    to  04/30/2004       12.671349        12.638233          364,310.2992
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929        2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568        1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349        1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470        1,233,179.5400
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.968714          15,406.7849
  01/01/2002    to  12/31/2002       11.968714         7.806484          40,564.8040
  01/01/2003    to  12/31/2003        7.806484        10.002331          48,755.9924
  01/01/2004    to  04/30/2004       10.002331        10.208412          62,392.8496
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.611329          29,837.9572
  01/01/2002    to  12/31/2002       12.611329         8.668190         122,981.1768
  01/01/2003    to  12/31/2003        8.668190        11.329334         690,704.2854
  01/01/2004    to  12/31/2004       11.329334        11.520218       2,611,367.7920
  01/01/2005    to  12/31/2005       11.520218        11.985630       2,727,644.5888
  01/01/2006    to  04/30/2006       11.985630        12.521875       2,788,548.2197
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075        16.250019           5,008.4670
  01/01/2008    to  12/31/2008       16.250019        10.224081           4,682.9116
  01/01/2009    to  12/31/2009       10.224081        14.010631           4,608.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001       13.641703         9.581495         262,419.0476
  01/01/2002    to  12/31/2002        9.581495         6.286321         236,461.7630
  01/01/2003    to  12/31/2003        6.286321         8.241190         245,672.2490
  01/01/2004    to  12/31/2004        8.241190         9.022074         202,226.0243
  01/01/2005    to  12/31/2005        9.022074         9.526020           7,719.8572
  01/01/2006    to  12/31/2006        9.526020         9.888667           7,844.0205
  01/01/2007    to  04/27/2007        9.888667        10.592883               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126         322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949         294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785         257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297         229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194         198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627         189,293.9000
============   ==== ==========       =========        =========       ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.198150       68,610.0538
  01/01/2002    to  12/31/2002       12.198150         8.578154      166,184.2882
  01/01/2003    to  12/31/2003        8.578154        11.609599      314,450.3439
  01/01/2004    to  04/30/2004       11.609599        11.828180      369,411.1199
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531        19.779469      182,828.0641
  01/01/2005    to  12/31/2005       19.779469        20.004902      163,369.5918
  01/01/2006    to  12/31/2006       20.004902        20.679426      141,622.4557
  01/01/2007    to  12/31/2007       20.679426        21.145631      128,216.8750
  01/01/2008    to  12/31/2008       21.145631        17.676708      120,541.9136
  01/01/2009    to  12/31/2009       17.676708        22.990282      104,725.4000
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.854942         9.953420       23,694.7972
  01/01/2002    to  12/31/2002        9.953420         9.698219       78,750.4652
  01/01/2003    to  12/31/2003        9.698219        11.756845      290,447.0466
  01/01/2004    to  12/31/2004       11.756845        12.701643      211,259.0596
  01/01/2005    to  12/31/2005       12.701643        13.042286      389,208.3496
  01/01/2006    to  12/31/2006       13.042286        14.032539      408,676.3055
  01/01/2007    to  12/31/2007       14.032539        14.321915      221,541.1596
  01/01/2008    to  12/31/2008       14.321915        10.802056      184,813.9157
  01/01/2009    to  12/31/2009       10.802056        14.940894      363,311.3600
============   ==== ==========       =========        =========      ============
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.618205        11.348021      114,552.9515
  01/01/2002    to  12/31/2002       11.348021        11.980090      614,958.0299
  01/01/2003    to  12/31/2003       11.980090        12.091203      774,342.9061
  01/01/2004    to  12/31/2004       12.091203        12.141475      565,202.1121
  01/01/2005    to  12/31/2005       12.141475        12.094474      445,701.1339
  01/01/2006    to  12/31/2006       12.094474        12.401200      394,133.7153
  01/01/2007    to  12/31/2007       12.401200        13.129534      330,804.8474
  01/01/2008    to  12/31/2008       13.129534        12.892421      312,492.2106
  01/01/2009    to  12/31/2009       12.892421        14.406672      309,707.1300
============   ==== ==========       =========        =========      ============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.198094         8.109327       51,653.2951
  01/01/2002    to  12/31/2002        8.109327         6.379619       72,979.0479
  01/01/2003    to  12/31/2003        6.379619         8.202163       97,924.9792
  01/01/2004    to  12/31/2004        8.202163         8.962166      123,414.0107
  01/01/2005    to  12/31/2005        8.962166         9.146194       78,777.9577
  01/01/2006    to  12/31/2006        9.146194        10.363197       81,131.6033
  01/01/2007    to  12/31/2007       10.363197        10.919044       73,551.2373
  01/01/2008    to  12/31/2008       10.919044         6.176874      103,519.5978
  01/01/2009    to  07/17/2009        6.176874         6.144296            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.222898       50,584.1475
  01/01/2002    to  12/31/2002       11.222898         8.965451      101,301.4628
  01/01/2003    to  12/31/2003        8.965451        11.261659      156,210.8452
  01/01/2004    to  12/31/2004       11.261659        12.338602      143,452.9459
  01/01/2005    to  12/31/2005       12.338602        12.803698      121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138      100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101       91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072       68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570       65,403.4300
============   ==== ==========       =========        =========      ============
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743        11.036442       16,543.5279
  01/01/2002    to  12/31/2002       11.036442         7.552586       54,250.6660
  01/01/2003    to  12/31/2003        7.552586         9.917688       44,817.8098
  01/01/2004    to  12/31/2004        9.917688        11.599128       51,848.7754
  01/01/2005    to  12/31/2005       11.599128        12.827966       31,038.9079
  01/01/2006    to  12/31/2006       12.827966        13.339755       23,859.6423
  01/01/2007    to  12/31/2007       13.339755        13.654353       18,999.8112
  01/01/2008    to  12/31/2008       13.654353         7.331628       18,062.2105
  01/01/2009    to  12/31/2009        7.331628        10.031050       20,184.8300
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       11.466982        12.242645        227,713.8979
  01/01/2002    to  12/31/2002       12.242645        13.044457        260,901.3130
  01/01/2003    to  12/31/2003       13.044457        13.153468        190,394.2350
  01/01/2004    to  12/31/2004       13.153468        13.456753        135,210.7533
  01/01/2005    to  12/31/2005       13.456753        13.611711         34,465.5288
  01/01/2006    to  12/31/2006       13.611711        13.981782         31,781.9318
  01/01/2007    to  12/31/2007       13.981782        14.606853         21,031.3978
  01/01/2008    to  12/31/2008       14.606853        15.114072         17,153.5610
  01/01/2009    to  12/31/2009       15.114072        16.107936         14,541.9000
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.823082         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
============   ==== ==========       =========        =========      ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.314193      2,573,392.7073
  01/01/2007    to  12/31/2007       10.314193        11.064093      4,889,736.3181
  01/01/2008    to  11/07/2008       11.064093         6.710003              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.467831         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.200224      4,366,436.6538
  01/01/2007    to  12/31/2007       10.200224        10.703447      9,193,974.8452
  01/01/2008    to  11/07/2008       10.703447         7.367243              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.171240         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
============   ==== ==========       =========        =========      ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.236515        4,679,836.7018
   01/01/2007                             to  12/31/2007       10.236515        10.895268        9,943,580.4210
   01/01/2008                             to  11/07/2008       10.895268         6.955191                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.045054        11.605616        1,048,846.0172
   01/01/2007                             to  12/31/2007       11.605616        12.153713        2,439,714.8508
   01/01/2008                             to  12/31/2008       12.153713         8.817939        2,457,699.5216
   01/01/2009                             to  12/31/2009        8.817939        10.963654        2,467,051.0500
=============                            ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.542879        4,249.0018
  01/01/2002    to  12/31/2002        9.542879         7.923193        3,598.3524
  01/01/2003    to  12/31/2003        7.923193        10.068687        3,531.0351
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
============   ==== ==========       =========        =========       ===========
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.691350         7.908380           10.3185
  01/01/2003    to  12/31/2003        7.908380        10.013720            0.0000
  01/01/2004    to  12/31/2004       10.013720        12.196445        2,659.9165
  01/01/2005    to  12/31/2005       12.196445        14.135404       34,299.3580
  01/01/2006    to  12/31/2006       14.135404        17.799285       29,069.0638
  01/01/2007    to  12/31/2007       17.799285        20.049801       26,124.1477
  01/01/2008    to  12/31/2008       20.049801        11.739720       19,739.8303
  01/01/2009    to  12/31/2009       11.739720        15.594730       17,636.0500
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.130575        3,787.4255
  01/01/2002    to  12/31/2002       11.130575         9.079468       21,614.2121
  01/01/2003    to  12/31/2003        9.079468        11.624489       19,459.7447
  01/01/2004    to  12/31/2004       11.624489        12.730934       23,797.0734
  01/01/2005    to  12/31/2005       12.730934        13.233978       20,503.4485
  01/01/2006    to  12/31/2006       13.233978        15.627974       19,928.9073
  01/01/2007    to  12/31/2007       15.627974        15.582092       11,798.5862
  01/01/2008    to  12/31/2008       15.582092         8.773310       18,015.9941
  01/01/2009    to  12/31/2009        8.773310        11.219836       20,054.6100
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.908162           6,921.1995
  01/01/2002    to  12/31/2002        8.908162         7.142932          33,471.4718
  01/01/2003    to  12/31/2003        7.142932         9.298745          94,294.5319
  01/01/2004    to  12/31/2004        9.298745        10.851748         334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900         371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172         285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824         196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208         162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712         146,268.9000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.719888           2,199.2605
  01/01/2002    to  04/25/2002       11.719888        11.686505               0.0000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.255263           2,176.7524
  01/01/2002    to  04/25/2002        4.255263         3.436389               0.0000
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.039775         7.004420         955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228       1,905,797.4800
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.444809         6.353235       1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885       2,286,129.1700
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.644659         7.677443       1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990       1,859,549.7100
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040        14.301354         452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246         378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180         296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030         272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911         276,749.2300
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045834        10.182084       28,866.2847
  01/01/2002    to  12/31/2002       10.182084        10.256787      140,217.2385
  01/01/2003    to  12/31/2003       10.256787        14.040312      272,473.3843
  01/01/2004    to  12/31/2004       14.040312        18.700545      273,388.1941
  01/01/2005    to  04/30/2005       18.700545        17.926779          585.1498
============   ==== ==========       =========        =========      ============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.753411       58,235.3674
  01/01/2002    to  12/31/2002       12.753411         8.684257      373,945.1741
  01/01/2003    to  12/31/2003        8.684257        10.548834      783,763.2238
  01/01/2004    to  04/30/2004       10.548834        10.436185      903,926.5844
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.121564       17,314.5245
  01/01/2002    to  12/31/2002       17.121564        12.623646       30,436.0692
  01/01/2003    to  04/25/2003       12.623646        13.106879       31,235.9440
============   ==== ==========       =========        =========      ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.501147        3,170.7009
  01/01/2002    to  12/31/2002       10.501147         8.632060        6,567.7132
  01/01/2003    to  04/25/2003        8.632060         8.383197        7,078.1100
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.245441        4,411.6646
  01/01/2002    to  12/31/2002       14.245441        11.053795       11,030.1973
  01/01/2003    to  12/31/2003       11.053795        13.961730       10,511.3672
  01/01/2004    to  12/31/2004       13.961730        16.265910       10,734.7069
  01/01/2005    to  12/31/2005       16.265910        17.583892       11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430        9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278            0.0000
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.573641         7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873        1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812        1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062        1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653          926,110.6800
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.409254        11.148484          505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747          357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768          397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067          404,485.0000
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.277696          162,696.0851
  01/01/2003    to  12/31/2003        8.277696         9.905380          576,458.6760
  01/01/2004    to  12/31/2004        9.905380        10.842241          533,126.5929
  01/01/2005    to  12/31/2005       10.842241        11.412777          466,886.2052
  01/01/2006    to  04/30/2006       11.412777        11.922161          460,018.0948
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812        17.107155            8,518.5562
  01/01/2005    to  12/31/2005       17.107155        17.149437            6,373.5577
  01/01/2006    to  12/31/2006       17.149437        18.466094            5,455.1517
  01/01/2007    to  12/31/2007       18.466094        19.425752            4,237.6156
  01/01/2008    to  12/31/2008       19.425752        15.607000            3,820.0258
  01/01/2009    to  12/31/2009       15.607000        21.071758            3,369.1100
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.387287           28,084.4879
  01/01/2002    to  12/31/2002        7.387287         7.179396           26,466.0232
  01/01/2003    to  12/31/2003        7.179396         8.838844           23,777.0485
  01/01/2004    to  04/30/2004        8.838844         8.970366           23,562.8892
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133       60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578      163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858      631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531         9.529217       21,768.7056
  01/01/2002    to  12/31/2002        9.529217         9.600956      164,746.8326
  01/01/2003    to  12/31/2003        9.600956        11.126610      386,628.1283
  01/01/2004    to  12/31/2004       11.126610        11.921553      447,295.6891
  01/01/2005    to  04/30/2005       11.921553        11.536404            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.015854           10.0000
  01/01/2002    to  12/31/2002        9.015854         9.170045        2,832.8209
  01/01/2003    to  12/31/2003        9.170045        11.444762        1,666.8776
  01/01/2004    to  12/31/2004       11.444762        12.325648        3,744.2671
  01/01/2005    to  04/30/2005       12.325648        11.847753            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.595365        7,426.8237
  01/01/2002    to  12/31/2002       10.595365         7.392581       29,017.1266
  01/01/2003    to  04/25/2003        7.392581         7.503232       30,338.3825
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556        47.094351      125,576.7045
  01/01/2005    to  12/31/2005       47.094351        48.076720      109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170       98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089       78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369       70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620       65,317.6500
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.139920       33,901.7316
  01/01/2002    to  12/31/2002       12.139920         8.336069       67,056.6989
  01/01/2003    to  12/31/2003        8.336069        10.266527       60,606.4895
  01/01/2004    to  04/30/2004       10.266527        10.072988       59,088.0207
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891         8.214478       95,813.2176
  01/01/2002    to  12/31/2002        8.214478         6.521269      619,899.6560
  01/01/2003    to  12/31/2003        6.521269         8.305836      859,300.6900
  01/01/2004    to  04/30/2004        8.305836         8.380595      798,754.0726
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.657172         8.647553          705.2597
  01/01/2002    to  12/31/2002        8.647553         7.549018           11.5511
  01/01/2003    to  12/31/2003        7.549018         9.243696            0.0000
  01/01/2004    to  04/30/2004        9.243696         9.417471            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653        41.344503       54,492.9747
  01/01/2002    to  12/31/2002       41.344503        33.332049      194,321.1339
  01/01/2003    to  12/31/2003       33.332049        42.905952      529,074.4655
  01/01/2004    to  12/31/2004       42.905952        47.587002      641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417      598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289      551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185      486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814      411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431      395,436.6000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.815494         8.318328          510.7459
  01/01/2003    to  12/31/2003        8.318328        10.224189       13,484.8305
  01/01/2004    to  04/30/2004       10.224189        10.020717       14,797.2459
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         9.966212        1,635.4138
  01/01/2002    to  12/31/2002        9.966212         8.542022       10,981.3665
  01/01/2003    to  12/31/2003        8.542022        10.804480       12,173.1612
  01/01/2004    to  04/30/2004       10.804480        10.826653       12,503.3067
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.219247       16,227.4589
  01/01/2002    to  12/31/2002       12.219247        10.610126       65,034.6251
  01/01/2003    to  12/31/2003       10.610126        13.074268      114,558.5626
  01/01/2004    to  04/30/2004       13.074268        13.278657      124,603.1871
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647        12.749942          421.1304
  01/01/2002    to  12/31/2002       12.749942        10.594831        2,249.3922
  01/01/2003    to  12/31/2003       10.594831        13.820051        2,997.0579
  01/01/2004    to  04/30/2004       13.820051        13.898203        2,996.3601
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.243136        23.604478       36,379.3517
  01/01/2005    to  12/31/2005       23.604478        25.166617       24,602.7916
  01/01/2006    to  12/31/2006       25.166617        27.876495       21,481.4594
  01/01/2007    to  12/31/2007       27.876495        27.691743       17,241.1582
  01/01/2008    to  12/31/2008       27.691743        16.724493       16,434.7417
  01/01/2009    to  12/31/2009       16.724493        20.890417       16,395.3300
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.415765       26,266.6123
  01/01/2002    to  12/31/2002       12.415765        10.681818       69,630.3948
  01/01/2003    to  12/31/2003       10.681818        13.563446       74,528.2750
  01/01/2004    to  04/30/2004       13.563446        13.982834       73,014.4274
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.438226       34,239.2506
  01/01/2002    to  12/31/2002       17.438226        15.524450      187,121.2024
  01/01/2003    to  12/31/2003       15.524450        19.241447      362,407.2067
  01/01/2004    to  12/31/2004       19.241447        23.586938      465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115      466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692      400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727      320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.364438        12.918267        611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142        553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719        454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346        412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541        386,283.9800
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.032660         46,430.3272
  01/01/2002    to  12/31/2002        8.032660         5.393776        326,889.4198
  01/01/2003    to  12/31/2003        5.393776         7.086383        639,336.4170
  01/01/2004    to  12/31/2004        7.086383         7.410317        775,262.5907
  01/01/2005    to  04/30/2005        7.410317         6.360454          2,071.2503
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667        364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869        410,476.1700
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.969734         21,179.3942
  01/01/2002    to  12/31/2002        6.969734         6.852423        131,768.0110
  01/01/2003    to  12/31/2003        6.852423        10.322620        235,598.6833
  01/01/2004    to  12/31/2004       10.322620        12.675041        260,047.1272
  01/01/2005    to  12/31/2005       12.675041        15.903877        235,862.9330
  01/01/2006    to  12/31/2006       15.903877        20.058751        178,766.9301
  01/01/2007    to  12/31/2007       20.058751        25.433396        115,973.4641
  01/01/2008    to  04/25/2008       25.433396        23.141049              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753        11.201776              0.0000
  01/01/2005    to  12/31/2005       11.201776        12.879788              0.0000
  01/01/2006    to  12/31/2006       12.879788        16.095230              0.0000
  01/01/2007    to  12/31/2007       16.095230        18.002175              0.0000
  01/01/2008    to  12/31/2008       18.002175        10.234654              0.0000
  01/01/2009    to  12/31/2009       10.234654        13.295030              0.0000
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.179717          413.4653
  01/01/2002    to  12/31/2002        7.179717         5.629027           11.7714
  01/01/2003    to  12/31/2003        5.629027         6.900995            0.0000
  01/01/2004    to  04/30/2004        6.900995         6.967368            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.287093            9.1277
  01/01/2002    to  12/31/2002       10.287093         8.410350            9.1277
  01/01/2003    to  12/31/2003        8.410350        11.990655            0.0000
  01/01/2004    to  04/30/2004       11.990655        12.044454            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.730088            9.0617
  01/01/2002    to  12/31/2002        9.730088         7.823598            9.0617
  01/01/2003    to  12/31/2003        7.823598        10.437326            0.0000
  01/01/2004    to  04/30/2004       10.437326        10.186964            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336          631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814       21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731      189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240      651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.713052            9.1988
  01/01/2002    to  12/31/2002        9.713052         8.259805          882.5821
  01/01/2003    to  12/31/2003        8.259805        10.833672        2,201.5220
  01/01/2004    to  04/30/2004       10.833672        10.737859        2,100.5320
============   ==== ==========       =========        =========      ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299        12.917622          40,983.2831
   01/01/2002                             to  12/31/2002       12.917622        10.471423         235,463.4885
   01/01/2003                             to  12/31/2003       10.471423        13.251831         385,362.2941
   01/01/2004                             to  12/31/2004       13.251831        15.160593         241,963.3317
   01/01/2005                             to  04/30/2005       15.160593        14.717424               4.8013
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525         6.122784          10,677.9875
   01/01/2002                             to  12/31/2002        6.122784         4.905998         110,048.8401
   01/01/2003                             to  12/31/2003        4.905998         6.159874         155,859.2397
   01/01/2004                             to  04/30/2004        6.159874         6.259725         121,139.5330
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.832420         8.308913       1,025,211.7400
   01/01/2005                             to  12/31/2005        8.308913         8.567167         815,998.7769
   01/01/2006                             to  12/31/2006        8.567167         9.078212         844,510.6626
   01/01/2007                             to  12/31/2007        9.078212        10.214981         762,423.8995
   01/01/2008                             to  12/31/2008       10.214981         5.436980         679,472.6189
   01/01/2009                             to  12/31/2009        5.436980         7.692918         545,880.7200
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879         8.823014          20,283.7461
   01/01/2002                             to  12/31/2002        8.823014         7.219814         191,202.5901
   01/01/2003                             to  12/31/2003        7.219814         8.589452         251,018.8536
   01/01/2004                             to  04/30/2004        8.589452         8.628021         212,812.2903
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154         7.860477              12.3166
   01/01/2002                             to  12/31/2002        7.860477         5.980777             859.2478
   01/01/2003                             to  12/31/2003        5.980777         7.261669             842.2593
   01/01/2004                             to  04/30/2004        7.261669         7.169569               0.0000
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005        10.826156              70.8083
   01/01/2002                             to  12/31/2002       10.826156         8.024413           2,537.1232
   01/01/2003                             to  12/31/2003        8.024413         9.826337           2,860.1444
   01/01/2004                             to  04/30/2004        9.826337        10.007392           2,868.9971
=============                            ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368        10.523893          10,106.4829
  01/01/2002    to  12/31/2002       10.523893        11.325063         260,508.6670
  01/01/2003    to  12/31/2003       11.325063        11.631034       1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034        12.022053       1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714       1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484       1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600       1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402       1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905       1,338,326.3400
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.387055          41,432.7406
  01/01/2002    to  12/31/2002       13.387055        14.313884         172,677.9173
  01/01/2003    to  12/31/2003       14.313884        14.623334         397,916.4236
  01/01/2004    to  11/19/2004       14.623334        14.985048         488,702.6419
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.480143          83,705.0624
  01/01/2002    to  12/31/2002       11.480143        12.330129         237,372.4315
  01/01/2003    to  12/31/2003       12.330129        12.754334         195,229.7377
  01/01/2004    to  12/31/2004       12.754334        13.166581         177,150.8802
  01/01/2005    to  12/31/2005       13.166581        13.282689         128,038.3992
  01/01/2006    to  12/31/2006       13.282689        13.582705         115,813.8481
  01/01/2007    to  12/31/2007       13.582705        14.543906          93,812.1339
  01/01/2008    to  12/31/2008       14.543906        15.006218          76,262.8760
  01/01/2009    to  05/01/2009       15.006218        15.507238               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793          61,906.1300
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.808491          21,107.3594
  01/01/2003    to  12/31/2003        7.808491        10.567500          68,117.8434
  01/01/2004    to  12/31/2004       10.567500        11.341842         173,638.0331
  01/01/2005    to  12/31/2005       11.341842        11.782494         184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697         180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142         211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382         194,297.1720
  01/01/2009    to  05/01/2009        7.337382         7.251359               0.0000
============   ==== ==========       =========        =========       ==============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.700656       15,191.4851
   01/01/2002                             to  12/31/2002       15.700656        11.466409       30,611.9806
   01/01/2003                             to  12/31/2003       11.466409        15.038501       34,498.3828
   01/01/2004                             to  11/19/2004       15.038501        16.169597       33,225.5981
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.029498        10.331954       56,991.3894
   01/01/2002                             to  12/31/2002       10.331954         8.020934      167,199.6551
   01/01/2003                             to  12/31/2003        8.020934         9.622170      154,344.6306
   01/01/2004                             to  12/31/2004        9.622170        10.527754       98,652.4667
   01/01/2005                             to  12/31/2005       10.527754        11.094348       69,388.2257
   01/01/2006                             to  12/31/2006       11.094348        12.310731       58,746.2721
   01/01/2007                             to  04/27/2007       12.310731        13.016566            0.0000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.126243        6,396.5747
   01/01/2006                             to  12/31/2006       10.126243        11.140122       85,945.8897
   01/01/2007                             to  12/31/2007       11.140122        11.560014      109,732.5272
   01/01/2008                             to  12/31/2008       11.560014         8.529438      115,046.5345
   01/01/2009                             to  12/31/2009        8.529438        10.488347      232,249.8700
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.164403        3,169.9323
   01/01/2006                             to  12/31/2006       10.164403        11.394452       17,863.0635
   01/01/2007                             to  12/31/2007       11.394452        11.848603       27,473.3963
   01/01/2008                             to  12/31/2008       11.848603         7.819791       35,040.3316
   01/01/2009                             to  12/31/2009        7.819791         9.940016       78,382.7900
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004        6.305802         7.150545      279,519.5421
   01/01/2005                             to  12/31/2005        7.150545         8.087822      237,607.1380
   01/01/2006                             to  12/31/2006        8.087822         8.486453      219,087.3759
   01/01/2007                             to  12/31/2007        8.486453         9.847016      158,209.7064
   01/01/2008                             to  12/31/2008        9.847016         5.853285      132,734.2134
   01/01/2009                             to  12/31/2009        5.853285         8.405675      118,497.5700
=============                            ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.193990          43,476.2764
  01/01/2002    to  12/31/2002        7.193990         4.823712         305,910.3101
  01/01/2003    to  12/31/2003        4.823712         6.546051         403,972.8814
  01/01/2004    to  04/30/2004        6.546051         6.678804         365,824.0284
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988              13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110          39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811         776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937         597,489.2400
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228        17.949379           1,412.6446
  01/01/2006    to  12/31/2006       17.949379        20.039432             784.5100
  01/01/2007    to  12/31/2007       20.039432        19.178322             547.3458
  01/01/2008    to  12/31/2008       19.178322        13.276348             586.6379
  01/01/2009    to  12/31/2009       13.276348        16.577666             721.9800
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.568840              11.2404
  01/01/2002    to  12/31/2002       10.568840         9.225035           1,507.0449
  01/01/2003    to  12/31/2003        9.225035        12.901055           1,648.5977
  01/01/2004    to  12/31/2004       12.901055        16.008213           1,476.3682
  01/01/2005    to  04/30/2005       16.008213        15.028352               0.0000
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357        14.264232         484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476         566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717         591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907         491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451         361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417         328,782.6600
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.084570           72.8727
  01/01/2002    to  12/31/2002       11.084570        10.218483        4,588.1605
  01/01/2003    to  12/31/2003       10.218483        14.175824       15,070.2606
  01/01/2004    to  04/30/2004       14.175824        14.367149       14,510.0090
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357      163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052      261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694      250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190      268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080      248,012.0600
============   ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.809572       32,737.4121
  01/01/2002    to  12/31/2002        8.809572         6.556337      116,424.7873
  01/01/2003    to  12/31/2003        6.556337         8.760522      173,081.3700
  01/01/2004    to  12/31/2004        8.760522         9.698886      181,782.3903
  01/01/2005    to  12/31/2005        9.698886         9.987647      178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629      151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695      138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639      126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643      120,262.9800
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.610360      140,098.9043
  01/01/2004    to  12/31/2004       12.610360        14.648163      134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108      122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923       90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015       58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289       53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037       56,566.5300
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.283574        43.442059           2,547.2390
  01/01/2005    to  12/31/2005       43.442059        43.697348          42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124          29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027          13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024          14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089          12,880.0500
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560          20,068.7100
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
  05/01/2006    to  12/31/2006       14.705444        14.523533               0.0000
  01/01/2007    to  12/31/2007       14.523533        16.003372          21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492          16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       15.042033        15.705276             808.2122
  01/01/2008    to  12/31/2008       15.705276         8.857358             803.0493
  01/01/2009    to  05/01/2009        8.857358         8.415155               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.484032         8.310710             494.4680
  01/01/2003    to  12/31/2003        8.310710        10.571040          12,086.7303
  01/01/2004    to  12/31/2004       10.571040        11.067135           5,470.9139
  01/01/2005    to  12/31/2005       11.067135        11.832220           5,353.9389
  01/01/2006    to  12/31/2006       11.832220        12.356518           5,311.8763
  01/01/2007    to  04/27/2007       12.356518        13.172097               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094       1,525,154.2500
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.019003        18.003978          12,411.1585
  01/01/2005    to  12/31/2005       18.003978        18.420972           9,676.9174
  01/01/2006    to  12/31/2006       18.420972        21.120822           6,898.2604
  01/01/2007    to  12/31/2007       21.120822        20.026565           6,180.9406
  01/01/2008    to  12/31/2008       20.026565        12.115344          10,431.6315
  01/01/2009    to  12/31/2009       12.115344        13.459989           5,834.8300
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997        10.437354         495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236         363,240.7200
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.771116         9.701665           1,143.7911
  01/01/2005    to  12/31/2005        9.701665         9.972336         112,100.6194
  01/01/2006    to  12/31/2006        9.972336        10.773791          99,766.5818
  01/01/2007    to  12/31/2007       10.773791        11.064882          57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804          44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706          39,882.1000
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.170733       28,344.4771
  01/01/2002    to  12/31/2002       11.170733         8.319806       44,231.3087
  01/01/2003    to  12/31/2003        8.319806        10.610223       40,787.5850
  01/01/2004    to  12/31/2004       10.610223        11.138793       38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104       34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493       30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205        11.627388      229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324      213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141      221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388      216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974      190,401.0500
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.959924        1,030.7078
  01/01/2002    to  12/31/2002        7.959924         6.070194       10,577.0242
  01/01/2003    to  12/31/2003        6.070194         7.653693        7,176.0564
  01/01/2004    to  12/31/2004        7.653693         8.315793        7,272.8689
  01/01/2005    to  04/30/2005        8.315793         7.930507            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.817192          214.3027
  01/01/2004    to  04/30/2004       11.817192        12.027294        3,037.6389
============   ==== ==========       =========        =========      ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.928274            9.3762
  01/01/2002    to  12/31/2002       10.928274        11.641311       22,900.5768
  01/01/2003    to  12/31/2003       11.641311        12.619650       70,615.0232
  01/01/2004    to  04/30/2004       12.619650        12.580464       76,051.1548
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452        11.989635      196,908.9803
  01/01/2005    to  12/31/2005       11.989635        12.552755      246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471      439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316      264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889      235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953      196,474.3600
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.955671           47.2347
  01/01/2002    to  12/31/2002       11.955671         7.786244        4,241.8704
  01/01/2003    to  12/31/2003        7.786244         9.961475        7,143.0773
  01/01/2004    to  04/30/2004        9.961475        10.161706       10,556.7130
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.598422           63.8145
  01/01/2002    to  12/31/2002       12.598422         8.646314        7,688.8173
  01/01/2003    to  12/31/2003        8.646314        11.283815       73,491.2064
  01/01/2004    to  12/31/2004       11.283815        11.456686      386,924.7337
  01/01/2005    to  12/31/2005       11.456686        11.901724      457,872.5966
  01/01/2006    to  04/30/2006       11.901724        12.428190      470,788.2910
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.565882        15.987986            0.0000
  01/01/2008    to  12/31/2008       15.987986        10.044058            0.0000
  01/01/2009    to  12/31/2009       10.044058        13.743308            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.571151           10.1367
  01/01/2002    to  12/31/2002        9.571151         6.270096        4,347.8443
  01/01/2003    to  12/31/2003        6.270096         8.207621        4,317.2510
  01/01/2004    to  12/31/2004        8.207621         8.971822        4,301.5761
  01/01/2005    to  12/31/2005        8.971822         9.458814        4,285.7918
  01/01/2006    to  12/31/2006        9.458814         9.804220        3,858.0911
  01/01/2007    to  04/27/2007        9.804220        10.497292            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836       51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221       53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166       51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804       44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323       39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095       39,050.9400
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.184460        3,991.9892
  01/01/2002    to  12/31/2002       12.184460         8.555648       21,382.9036
  01/01/2003    to  12/31/2003        8.555648        11.561812       37,584.6195
  01/01/2004    to  04/30/2004       11.561812        11.773691       54,491.8815
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302        19.479977       30,761.2121
  01/01/2005    to  12/31/2005       19.479977        19.672551       28,192.4281
  01/01/2006    to  12/31/2006       19.672551        20.305478       24,285.4613
  01/01/2007    to  12/31/2007       20.305478        20.731972       21,314.2674
  01/01/2008    to  12/31/2008       20.731972        17.304856       17,207.4943
  01/01/2009    to  12/31/2009       17.304856        22.472961       12,661.3200
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.942579           10.1904
  01/01/2002    to  12/31/2002        9.942579         9.673140        3,931.7479
  01/01/2003    to  12/31/2003        9.673140        11.708885       23,768.3956
  01/01/2004    to  12/31/2004       11.708885        12.630823       16,608.5819
  01/01/2005    to  12/31/2005       12.630823        12.950182       65,855.7978
  01/01/2006    to  12/31/2006       12.950182        13.912621       64,547.8404
  01/01/2007    to  12/31/2007       13.912621        14.178129       36,121.6125
  01/01/2008    to  12/31/2008       14.178129        10.677524       32,164.1754
  01/01/2009    to  12/31/2009       10.677524        14.746539       37,667.1000
============   ==== ==========       =========        =========      ============
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.335672        8,828.0506
  01/01/2002    to  12/31/2002       11.335672        11.949116       65,726.2174
  01/01/2003    to  12/31/2003       11.949116        12.041860      123,399.5458
  01/01/2004    to  12/31/2004       12.041860        12.073754      100,591.1866
  01/01/2005    to  12/31/2005       12.073754        12.009040      114,722.2043
  01/01/2006    to  12/31/2006       12.009040        12.295196      114,992.1634
  01/01/2007    to  12/31/2007       12.295196        12.997692      109,777.0478
  01/01/2008    to  12/31/2008       12.997692        12.743783      102,277.4874
  01/01/2009    to  12/31/2009       12.743783        14.219242       95,295.5800
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.100489           12.2418
  01/01/2002    to  12/31/2002        8.100489         6.363091        1,234.3747
  01/01/2003    to  12/31/2003        6.363091         8.168666        5,315.6559
  01/01/2004    to  12/31/2004        8.168666         8.912156       10,206.3918
  01/01/2005    to  12/31/2005        8.912156         9.081567        6,964.3199
  01/01/2006    to  12/31/2006        9.081567        10.274596        2,922.1691
  01/01/2007    to  12/31/2007       10.274596        10.809378        2,418.9539
  01/01/2008    to  12/31/2008       10.809378         6.105623        2,139.2563
  01/01/2009    to  07/17/2009        6.105623         6.068471            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.210673        1,670.1211
  01/01/2002    to  12/31/2002       11.210673         8.942238        4,937.3753
  01/01/2003    to  12/31/2003        8.942238        11.215695       13,112.2880
  01/01/2004    to  12/31/2004       11.215695        12.269782        9,999.9104
  01/01/2005    to  12/31/2005       12.269782        12.713260        9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053        9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945        8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541        8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020        8,711.8200
============   ==== ==========       =========        =========       ===========
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743        11.024422        1,036.3662
  01/01/2002    to  12/31/2002       11.024422         7.533023        4,518.5109
  01/01/2003    to  12/31/2003        7.533023         9.877193        4,661.6988
  01/01/2004    to  12/31/2004        9.877193        11.534411        4,550.3927
  01/01/2005    to  12/31/2005       11.534411        12.737341        3,528.4884
  01/01/2006    to  12/31/2006       12.737341        13.225713        3,019.0467
  01/01/2007    to  12/31/2007       13.225713        13.517219            0.0000
  01/01/2008    to  12/31/2008       13.517219         7.247051            0.0000
  01/01/2009    to  12/31/2009        7.247051         9.900467            0.0000
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.229458             142.6900
  01/01/2002    to  12/31/2002       12.229458        13.010875           7,620.9331
  01/01/2003    to  12/31/2003       13.010875        13.099938           6,908.9301
  01/01/2004    to  12/31/2004       13.099938        13.381848           5,804.7805
  01/01/2005    to  12/31/2005       13.381848        13.515712           5,891.0229
  01/01/2006    to  12/31/2006       13.515712        13.862424           6,087.5486
  01/01/2007    to  12/31/2007       13.862424        14.460341           2,365.4901
  01/01/2008    to  12/31/2008       14.460341        14.939991           2,142.4909
  01/01/2009    to  12/31/2009       14.939991        15.898552           2,022.1400
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.776010         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
============   ==== ==========       =========        =========      ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312117         206,323.8684
  01/01/2007    to  12/31/2007       10.312117        11.045193         566,449.1321
  01/01/2008    to  11/07/2008       11.045193         6.689933               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.416890         8.364141      10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112      10,269,763.0200
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.198171         905,699.0692
  01/01/2007    to  12/31/2007       10.198171        10.685165       2,079,619.8562
  01/01/2008    to  11/07/2008       10.685165         7.345216               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726         823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009       1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519       2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254       2,497,299.8200
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.122077         8.036651      12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738      11,480,758.2200
============   ==== ==========       =========        =========      ===============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.234454        924,036.5004
   01/01/2007                             to  12/31/2007       10.234454        10.876657      1,685,044.0214
   01/01/2008                             to  11/07/2008       10.876657         6.934392              0.0000
=============                            ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.020400        11.568201      2,333,121.2151
   01/01/2007                             to  12/31/2007       11.568201        12.096278      3,288,268.4774
   01/01/2008                             to  12/31/2008       12.096278         8.763057      3,598,191.9541
   01/01/2009                             to  12/31/2009        8.763057        10.879096      3,979,307.5900
=============                            ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.535727       21,294.4654
  01/01/2002    to  12/31/2002        9.535727         7.909335       27,774.5292
  01/01/2003    to  12/31/2003        7.909335        10.041034       25,052.4888
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
============   ==== ==========       =========        =========      ============
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.680874         7.894540          616.0323
  01/01/2003    to  12/31/2003        7.894540         9.986198          605.7027
  01/01/2004    to  12/31/2004        9.986198        12.150742        2,567.6693
  01/01/2005    to  12/31/2005       12.150742        14.068404       54,617.4258
  01/01/2006    to  12/31/2006       14.068404        17.697268       73,302.3844
  01/01/2007    to  12/31/2007       17.697268        19.914851       53,030.3550
  01/01/2008    to  12/31/2008       19.914851        11.648988       27,488.8165
  01/01/2009    to  12/31/2009       11.648988        15.458740       29,294.3300
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.122980       11,590.6732
  01/01/2002    to  12/31/2002       11.122980         9.064194       72,974.8240
  01/01/2003    to  12/31/2003        9.064194        11.593342       86,532.5042
  01/01/2004    to  12/31/2004       11.593342        12.684101      111,559.6663
  01/01/2005    to  12/31/2005       12.684101        13.172154      110,525.0374
  01/01/2006    to  12/31/2006       13.172154        15.539467      103,197.5894
  01/01/2007    to  12/31/2007       15.539467        15.478270       89,206.9095
  01/01/2008    to  12/31/2008       15.478270         8.706088       59,696.4490
  01/01/2009    to  12/31/2009        8.706088        11.122735       55,908.4700
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.901506       39,277.3430
  01/01/2002    to  12/31/2002        8.901506         7.130450       77,052.7594
  01/01/2003    to  12/31/2003        7.130450         9.273224      128,520.8928
  01/01/2004    to  12/31/2004        9.273224        10.811123      395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144      545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535      522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176      307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644      240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228      247,392.2000
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.711380       17,020.3167
  01/01/2002    to  04/25/2002       11.711380        11.674340            0.0000
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.252165       20,374.6747
  01/01/2002    to  04/25/2002        4.252165         3.432803            0.0000
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.035907         6.999592      262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173      293,594.3300
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.441263         6.348852      301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726      348,859.9500
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.640462         7.672156      185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251      227,932.0100
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514        14.277527      535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711      431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793      318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596      283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998      264,500.0400
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045735        10.174973        150,995.3732
  01/01/2002    to  12/31/2002       10.174973        10.239382        296,070.9198
  01/01/2003    to  12/31/2003       10.239382        14.002497        339,844.2872
  01/01/2004    to  12/31/2004       14.002497        18.631496        306,186.7615
  01/01/2005    to  04/30/2005       18.631496        17.854757            272.9518
============   ==== ==========       =========        =========      ==============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.744148        399,730.5584
  01/01/2002    to  12/31/2002       12.744148         8.669262        862,702.7736
  01/01/2003    to  12/31/2003        8.669262        10.520105      1,059,865.2306
  01/01/2004    to  04/30/2004       10.520105        10.404342      1,082,364.4160
============   ==== ==========       =========        =========      ==============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.108764         51,957.5673
  01/01/2002    to  12/31/2002       17.108764        12.601558         61,368.8820
  01/01/2003    to  04/25/2003       12.601558        13.079856         63,079.0136
============   ==== ==========       =========        =========      ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.493282         13,199.5909
  01/01/2002    to  12/31/2002       10.493282         8.616959         28,055.7635
  01/01/2003    to  04/25/2003        8.616959         8.365912         28,085.5700
============   ==== ==========       =========        =========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213        15.440795        309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413        281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418        255,106.3100
============   ==== ==========       =========        =========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.234792         19,151.7733
  01/01/2002    to  12/31/2002       14.234792        11.034466         26,356.4036
  01/01/2003    to  12/31/2003       11.034466        13.923398         29,137.8876
  01/01/2004    to  12/31/2004       13.923398        16.204999         27,032.2201
  01/01/2005    to  12/31/2005       16.204999        17.500594         24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732         23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748              0.0000
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.553140         7.110320        2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841        1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174        1,124,474.5500
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.404063        11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138          213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944          197,464.6700
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.272157          154,240.0671
  01/01/2003    to  12/31/2003        8.272157         9.888863          320,486.8723
  01/01/2004    to  12/31/2004        9.888863        10.813315          301,118.6436
  01/01/2005    to  12/31/2005       10.813315        11.370986          275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667          267,085.5308
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635        16.959364           31,597.2726
  01/01/2005    to  12/31/2005       16.959364        16.984334           27,004.0732
  01/01/2006    to  12/31/2006       16.984334        18.270268           22,350.7028
  01/01/2007    to  12/31/2007       18.270268        19.200437           19,911.6651
  01/01/2008    to  12/31/2008       19.200437        15.410505           13,362.8786
  01/01/2009    to  12/31/2009       15.410505        20.785684           11,310.6300
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.381925           84,931.8426
  01/01/2002    to  12/31/2002        7.381925         7.167015           83,645.6305
  01/01/2003    to  12/31/2003        7.167015         8.814799           63,811.3341
  01/01/2004    to  04/30/2004        8.814799         8.943022           62,869.7588
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241        211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245        961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320      1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558      1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823      1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141      1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056      1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076        875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701        788,356.3700
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531         9.522312         77,463.7747
  01/01/2002    to  12/31/2002        9.522312         9.584415        266,220.3470
  01/01/2003    to  12/31/2003        9.584415        11.096348        361,481.0170
  01/01/2004    to  12/31/2004       11.096348        11.877216        378,486.6547
  01/01/2005    to  04/30/2005       11.877216        11.489750            152.8616
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.009707            457.2833
  01/01/2002    to  12/31/2002        9.009707         9.154638            455.0031
  01/01/2003    to  12/31/2003        9.154638        11.414125         12,786.9768
  01/01/2004    to  12/31/2004       11.414125        12.280336          2,487.4636
  01/01/2005    to  04/30/2005       12.280336        11.800348              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.587451         51,773.1277
  01/01/2002    to  12/31/2002       10.587451         7.379656         91,642.5240
  01/01/2003    to  04/25/2003        7.379656         7.487776         88,546.9313
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288        46.389254        211,274.3363
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.130840        179,253.1161
  01/01/2002    to  12/31/2002       12.130840         8.321485        242,304.1611
  01/01/2003    to  12/31/2003        8.321485        10.238325        208,747.0262
  01/01/2004    to  04/30/2004       10.238325        10.042015        211,777.1345
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891         8.208521        495,709.9374
  01/01/2002    to  12/31/2002        8.208521         6.510021      1,145,681.8883
  01/01/2003    to  12/31/2003        6.510021         8.283229      1,186,442.1321
  01/01/2004    to  04/30/2004        8.283229         8.355039      1,063,397.0590
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.657172         8.641278          4,024.4644
  01/01/2002    to  12/31/2002        8.641278         7.535981          6,139.1494
  01/01/2003    to  12/31/2003        7.535981         9.218508          5,659.6312
  01/01/2004    to  04/30/2004        9.218508         9.388724          5,651.5873
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345        41.312239        333,795.0812
  01/01/2002    to  12/31/2002       41.312239        33.272684      1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684        42.786777      1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.803813         8.303774          7,715.2654
  01/01/2003    to  12/31/2003        8.303774        10.196100          8,331.5277
  01/01/2004    to  04/30/2004       10.196100         9.989902          8,449.0272
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         9.959547          6,630.7128
  01/01/2002    to  12/31/2002        9.959547         8.527764         23,042.3542
  01/01/2003    to  12/31/2003        8.527764        10.775679         23,811.8202
  01/01/2004    to  04/30/2004       10.775679        10.794246         23,062.0805
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.210438        283,891.4512
  01/01/2002    to  12/31/2002       12.210438        10.591865        438,433.3442
  01/01/2003    to  12/31/2003       10.591865        13.038724        457,398.9074
  01/01/2004    to  04/30/2004       13.038724        13.238207        408,778.6238
============   ==== ==========       =========        =========        ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647        12.740689          9,525.5606
  01/01/2002    to  12/31/2002       12.740689        10.576546         39,862.9040
  01/01/2003    to  12/31/2003       10.576546        13.782424         13,815.1877
  01/01/2004    to  04/30/2004       13.782424        13.855810         10,565.4301
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.107837        23.431176        107,578.0760
  01/01/2005    to  12/31/2005       23.431176        24.956952         88,530.1878
  01/01/2006    to  12/31/2006       24.956952        27.616698         74,991.5946
  01/01/2007    to  12/31/2007       27.616698        27.406091         59,908.4972
  01/01/2008    to  12/31/2008       27.406091        16.535340         50,553.2354
  01/01/2009    to  12/31/2009       16.535340        20.633495         49,173.8200
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.406758        165,084.8047
  01/01/2002    to  12/31/2002       12.406758        10.663385        244,273.4377
  01/01/2003    to  12/31/2003       10.663385        13.526526        227,492.8274
  01/01/2004    to  04/30/2004       13.526526        13.940191        197,392.8790
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.425201        180,685.9894
  01/01/2002    to  12/31/2002       17.425201        15.497327        409,606.1774
  01/01/2003    to  12/31/2003       15.497327        19.188657        530,189.8002
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.324007        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.026828        290,769.1364
  01/01/2002    to  12/31/2002        8.026828         5.384463        661,985.1545
  01/01/2003    to  12/31/2003        5.384463         7.067084        798,194.4974
  01/01/2004    to  12/31/2004        7.067084         7.382727        891,109.7242
  01/01/2005    to  04/30/2005        7.382727         6.334705            196.7287
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147        299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171        519,731.2100
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.964671        158,655.9273
  01/01/2002    to  12/31/2002        6.964671         6.840593        292,223.6627
  01/01/2003    to  12/31/2003        6.840593        10.294514        332,278.8324
  01/01/2004    to  12/31/2004       10.294514        12.627869        352,767.1439
  01/01/2005    to  12/31/2005       12.627869        15.828910        360,961.3270
  01/01/2006    to  12/31/2006       15.828910        19.944302        293,553.0337
  01/01/2007    to  12/31/2007       19.944302        25.262878        192,494.2104
  01/01/2008    to  04/25/2008       25.262878        22.978574              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365        11.158321          6,472.6220
  01/01/2005    to  12/31/2005       11.158321        12.817041          5,064.6875
  01/01/2006    to  12/31/2006       12.817041        16.000859          4,278.6032
  01/01/2007    to  12/31/2007       16.000859        17.878636          3,667.9659
  01/01/2008    to  12/31/2008       17.878636        10.154203            790.5610
  01/01/2009    to  12/31/2009       10.154203        13.177333            767.3300
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.174500           4,384.1230
  01/01/2002    to  12/31/2002        7.174500         5.619310           4,670.5398
  01/01/2003    to  12/31/2003        5.619310         6.882211           3,922.6016
  01/01/2004    to  04/30/2004        6.882211         6.946122           4,282.1728
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.279624              28.7697
  01/01/2002    to  12/31/2002       10.279624         8.395837             133.4181
  01/01/2003    to  12/31/2003        8.395837        11.958008             114.3940
  01/01/2004    to  04/30/2004       11.958008        12.007714             114.3940
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.723017           5,255.1184
  01/01/2002    to  12/31/2002        9.723017         7.810082           5,202.0847
  01/01/2003    to  12/31/2003        7.810082        10.408896           4,606.6471
  01/01/2004    to  04/30/2004       10.408896        10.155880           5,809.5914
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.705998           4,815.0888
  01/01/2002    to  12/31/2002        9.705998         8.245550           8,747.7535
  01/01/2003    to  12/31/2003        8.245550        10.804180           8,424.5483
  01/01/2004    to  04/30/2004       10.804180        10.705111           5,358.2944
============   ==== ==========       =========        =========       ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299        12.908230        228,138.0493
   01/01/2002                             to  12/31/2002       12.908230        10.453331        500,054.1756
   01/01/2003                             to  12/31/2003       10.453331        13.215719        583,107.0148
   01/01/2004                             to  12/31/2004       13.215719        15.104135        410,803.3479
   01/01/2005                             to  04/30/2005       15.104135        14.657833            490.1258
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525         6.118329        132,703.4185
   01/01/2002                             to  12/31/2002        6.118329         4.897527        279,832.6457
   01/01/2003                             to  12/31/2003        4.897527         6.143105        298,709.2600
   01/01/2004                             to  04/30/2004        6.143105         6.240635        256,227.2231
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.808000         8.277517      2,529,877.5500
   01/01/2005                             to  12/31/2005        8.277517         8.526290      1,927,136.5714
   01/01/2006                             to  12/31/2006        8.526290         9.025889      1,813,925.7357
   01/01/2007                             to  12/31/2007        9.025889        10.145899      1,461,057.7979
   01/01/2008                             to  12/31/2008       10.145899         5.394779      1,270,776.6208
   01/01/2009                             to  12/31/2009        5.394779         7.625579      1,157,954.3500
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879         8.816609        247,377.6617
   01/01/2002                             to  12/31/2002        8.816609         7.207355        502,246.9635
   01/01/2003                             to  12/31/2003        7.207355         8.566070        487,970.7247
   01/01/2004                             to  04/30/2004        8.566070         8.601707        433,377.3997
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154         7.854776         19,534.0571
   01/01/2002                             to  12/31/2002        7.854776         5.970450         19,065.6201
   01/01/2003                             to  12/31/2003        5.970450         7.241893         19,705.1128
   01/01/2004                             to  04/30/2004        7.241893         7.147694         19,705.1128
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005        10.818288         23,995.3125
   01/01/2002                             to  12/31/2002       10.818288         8.010563         30,809.9421
   01/01/2003                             to  12/31/2003        8.010563         9.799582         30,084.2724
   01/01/2004                             to  04/30/2004        9.799582         9.976867         29,855.9158
=============                            ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038        10.515687          72,154.0372
  01/01/2002    to  12/31/2002       10.515687        11.304919       2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919        11.598744       3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744        11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722       2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425       2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264       2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346       1,996,167.5900
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.377050         145,492.1584
  01/01/2002    to  12/31/2002       13.377050        14.288890         296,580.0861
  01/01/2003    to  12/31/2003       14.288890        14.583206         387,732.3768
  01/01/2004    to  11/19/2004       14.583206        14.930708         434,416.9639
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.471803         279,978.2282
  01/01/2002    to  12/31/2002       11.471803        12.308845         495,189.8313
  01/01/2003    to  12/31/2003       12.308845        12.719587         450,359.3232
  01/01/2004    to  12/31/2004       12.719587        13.117550         430,499.3373
  01/01/2005    to  12/31/2005       13.117550        13.220032         359,512.0677
  01/01/2006    to  12/31/2006       13.220032        13.505156         302,257.5079
  01/01/2007    to  12/31/2007       13.505156        14.446339         243,062.7124
  01/01/2008    to  12/31/2008       14.446339        14.890614         149,351.8435
  01/01/2009    to  05/01/2009       14.890614        15.382678               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564         219,658.7200
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.803262         123,611.0320
  01/01/2003    to  12/31/2003        7.803262        10.549879         281,063.6073
  01/01/2004    to  12/31/2004       10.549879        11.311583         480,706.5590
  01/01/2005    to  12/31/2005       11.311583        11.739347         526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378         447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415         656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546         568,911.4393
  01/01/2009    to  05/01/2009        7.288546         7.200696               0.0000
============   ==== ==========       =========        =========       ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.688912       49,822.4695
   01/01/2002                             to  12/31/2002       15.688912        11.446361       85,618.1983
   01/01/2003                             to  12/31/2003       11.446361        14.997217       86,194.3312
   01/01/2004                             to  11/19/2004       14.997217        16.110947       75,748.8035
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.029498        10.324448      233,408.5599
   01/01/2002                             to  12/31/2002       10.324448         8.007075      444,804.5650
   01/01/2003                             to  12/31/2003        8.007075         9.595958      454,159.8318
   01/01/2004                             to  12/31/2004        9.595958        10.488555      345,909.6572
   01/01/2005                             to  12/31/2005       10.488555        11.042024      295,259.3803
   01/01/2006                             to  12/31/2006       11.042024        12.240458      256,459.4396
   01/01/2007                             to  04/27/2007       12.240458        12.938045            0.0000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.123720       61,392.6747
   01/01/2006                             to  12/31/2006       10.123720        11.126248      240,308.1896
   01/01/2007                             to  12/31/2007       11.126248        11.534018      516,594.7209
   01/01/2008                             to  12/31/2008       11.534018         8.501714      544,323.5877
   01/01/2009                             to  12/31/2009        8.501714        10.443805      516,278.8100
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.161869       15,946.1925
   01/01/2006                             to  12/31/2006       10.161869        11.380262      149,556.1052
   01/01/2007                             to  12/31/2007       11.380262        11.821958      212,240.7929
   01/01/2008                             to  12/31/2008       11.821958         7.794369      186,950.0474
   01/01/2009                             to  12/31/2009        7.794369         9.897797      178,465.8900
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004        6.285491         7.122789      490,111.7668
   01/01/2005                             to  12/31/2005        7.122789         8.048401      407,960.8926
   01/01/2006                             to  12/31/2006        8.048401         8.436668      323,670.0621
   01/01/2007                             to  12/31/2007        8.436668         9.779413      252,933.1013
   01/01/2008                             to  12/31/2008        9.779413         5.807257      203,697.7265
   01/01/2009                             to  12/31/2009        5.807257         8.331240      180,801.6200
=============                            ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.188752        283,383.3877
  01/01/2002    to  12/31/2002        7.188752         4.815363        645,868.9467
  01/01/2003    to  12/31/2003        4.815363         6.528193        650,219.2445
  01/01/2004    to  04/30/2004        6.528193         6.658396        575,384.4424
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557        107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032        874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870      2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961        17.864943          6,383.4048
  01/01/2006    to  12/31/2006       17.864943        19.925290          6,111.0118
  01/01/2007    to  12/31/2007       19.925290        19.049914          5,605.2946
  01/01/2008    to  12/31/2008       19.049914        13.174208          2,549.2727
  01/01/2009    to  12/31/2009       13.174208        16.433678            958.7000
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.561257          7,698.6500
  01/01/2002    to  12/31/2002       10.561257         9.209199         14,806.3978
  01/01/2003    to  12/31/2003        9.209199        12.866057          9,260.6915
  01/01/2004    to  12/31/2004       12.866057        15.948792          8,158.9213
  01/01/2005    to  04/30/2005       15.948792        14.967683              0.0000
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402        14.226210        749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.077159        3,453.9341
  01/01/2002    to  12/31/2002       11.077159        10.201433       32,437.8880
  01/01/2003    to  12/31/2003       10.201433        14.138051       25,428.8304
  01/01/2004    to  04/30/2004       14.138051        14.324158       24,789.3422
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340      233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126      432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048      396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589      344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134      353,692.5800
============   ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.802984      103,222.3907
  01/01/2002    to  12/31/2002        8.802984         6.544880      261,933.6938
  01/01/2003    to  12/31/2003        6.544880         8.736494      335,535.6865
  01/01/2004    to  12/31/2004        8.736494         9.662589      328,427.4924
  01/01/2005    to  12/31/2005        9.662589         9.940352      312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585      294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538      259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158      216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948      204,011.0200
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.601949       54,003.9453
  01/01/2004    to  12/31/2004       12.601949        14.623726       52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945       52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940       40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031       35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951       33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846       44,030.8400
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       42.373547        42.523806           4,676.0046
  01/01/2005    to  12/31/2005       42.523806        42.731058          63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618          89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270          36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853          29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072          32,262.9300
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381          55,634.4600
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
  05/01/2006    to  12/31/2006       14.550900        14.361373               0.0000
  01/01/2007    to  12/31/2007       14.361373        15.808790          80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631          57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       14.869055        15.514252          11,524.1754
  01/01/2008    to  12/31/2008       15.514252         8.740830           8,953.9659
  01/01/2009    to  05/01/2009        8.740830         8.301682               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.472720         8.296190          18,702.1427
  01/01/2003    to  12/31/2003        8.296190        10.542031          21,317.6207
  01/01/2004    to  12/31/2004       10.542031        11.025703          13,578.1900
  01/01/2005    to  12/31/2005       11.025703        11.776177          13,942.5769
  01/01/2006    to  12/31/2006       11.776177        12.285730          13,899.8899
  01/01/2007    to  04/27/2007       12.285730        13.092370               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443          77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868         745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.957788        17.923294          28,204.3266
  01/01/2005    to  12/31/2005       17.923294        18.320153          29,885.8421
  01/01/2006    to  12/31/2006       18.320153        20.984296          20,210.7196
  01/01/2007    to  12/31/2007       20.984296        19.877108          16,536.7039
  01/01/2008    to  12/31/2008       19.877108        12.012838          27,608.9224
  01/01/2009    to  12/31/2009       12.012838        13.332755          13,333.3300
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715        10.409513         892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679         814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133         619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809         518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433         473,899.6900
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.744763         9.666106           7,437.1852
  01/01/2005    to  12/31/2005        9.666106         9.925888         184,281.7557
  01/01/2006    to  12/31/2006        9.925888        10.712919         247,852.9500
  01/01/2007    to  12/31/2007       10.712919        10.991307         111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902          98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167          99,092.4000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.162385        138,388.6558
  01/01/2002    to  12/31/2002       11.162385         8.305264        192,895.6692
  01/01/2003    to  12/31/2003        8.305264        10.581112        156,192.6422
  01/01/2004    to  12/31/2004       10.581112        11.097097        125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642        11.578333        515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585        414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452        357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648        320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283        308,103.0700
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.954140         27,710.5086
  01/01/2002    to  12/31/2002        7.954140         6.059699         49,141.0675
  01/01/2003    to  12/31/2003        6.059699         7.632826         47,615.3307
  01/01/2004    to  12/31/2004        7.632826         8.284811         41,094.4581
  01/01/2005    to  04/30/2005        8.284811         7.898384              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.809301              0.0000
  01/01/2004    to  04/30/2004       11.809301        12.015314             74.1117
============   ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.920347              9.3762
  01/01/2002    to  12/31/2002       10.920347        11.621240         25,420.0822
  01/01/2003    to  12/31/2003       11.621240        12.585301         31,167.3937
  01/01/2004    to  04/30/2004       12.585301        12.542098         31,983.6295
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845        11.916121        222,600.4184
  01/01/2005    to  12/31/2005       11.916121        12.463356        358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295        926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686        481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334        410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121        343,575.8300
============   ==== ==========       =========        =========        ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.946982       17,779.5545
  01/01/2002    to  12/31/2002       11.946982         7.772782       32,247.4836
  01/01/2003    to  12/31/2003        7.772782         9.934321       23,028.5224
  01/01/2004    to  04/30/2004        9.934321        10.130677       21,447.7052
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.589814       20,482.3310
  01/01/2002    to  12/31/2002       12.589814         8.631748       77,891.5610
  01/01/2003    to  12/31/2003        8.631748        11.253576      140,604.7296
  01/01/2004    to  12/31/2004       11.253576        11.414530      467,062.8871
  01/01/2005    to  12/31/2005       11.414530        11.846113      716,247.0255
  01/01/2006    to  04/30/2006       11.846113        12.366121      796,449.7342
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.408395        15.815606        1,886.9703
  01/01/2008    to  12/31/2008       15.815606         9.925778        1,881.7418
  01/01/2009    to  12/31/2009        9.925778        13.567889        1,878.8000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.564269        5,454.9319
  01/01/2002    to  12/31/2002        9.564269         6.259309        4,015.8607
  01/01/2003    to  12/31/2003        6.259309         8.185333        4,465.8474
  01/01/2004    to  12/31/2004        8.185333         8.938491        4,334.7752
  01/01/2005    to  12/31/2005        8.938491         9.414286        3,872.2733
  01/01/2006    to  12/31/2006        9.414286         9.748334        3,956.4057
  01/01/2007    to  04/27/2007        9.748334        10.434056            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954       75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094       69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140       50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068       43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770       32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132       32,216.5000
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.175342       24,956.1260
  01/01/2002    to  12/31/2002       12.175342         8.540681       55,319.8510
  01/01/2003    to  12/31/2003        8.540681        11.530067       67,277.0956
  01/01/2004    to  04/30/2004       11.530067        11.737509       78,239.1365
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189        19.282790       26,862.4994
  01/01/2005    to  12/31/2005       19.282790        19.454003       27,228.1395
  01/01/2006    to  12/31/2006       19.454003        20.059883       25,891.2896
  01/01/2007    to  12/31/2007       20.059883        20.460637       33,844.4100
  01/01/2008    to  12/31/2008       20.460637        17.061250       26,564.4977
  01/01/2009    to  12/31/2009       17.061250        22.134480       24,385.9400
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.935372        9,205.6617
  01/01/2002    to  12/31/2002        9.935372         9.656462       13,668.0906
  01/01/2003    to  12/31/2003        9.656462        11.677014       72,950.6550
  01/01/2004    to  12/31/2004       11.677014        12.583819       80,033.8788
  01/01/2005    to  12/31/2005       12.583819        12.889127      126,517.2656
  01/01/2006    to  12/31/2006       12.889127        13.833228      133,274.8406
  01/01/2007    to  12/31/2007       13.833228        14.083053       59,537.6737
  01/01/2008    to  12/31/2008       14.083053        10.595283       50,591.5852
  01/01/2009    to  12/31/2009       10.595283        14.618345       53,085.5300
============   ==== ==========       =========        =========      ============
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.327448       14,805.8808
  01/01/2002    to  12/31/2002       11.327448        11.928507      100,630.8538
  01/01/2003    to  12/31/2003       11.928507        12.009083       68,521.7498
  01/01/2004    to  12/31/2004       12.009083        12.028821       81,468.5283
  01/01/2005    to  12/31/2005       12.028821        11.952419       85,716.4855
  01/01/2006    to  12/31/2006       11.952419        12.225028       72,170.0846
  01/01/2007    to  12/31/2007       12.225028        12.910528       74,654.0026
  01/01/2008    to  12/31/2008       12.910528        12.645635       69,826.3876
  01/01/2009    to  12/31/2009       12.645635        14.095632      159,588.9700
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.094606        4,862.1503
  01/01/2002    to  12/31/2002        8.094606         6.352110       56,977.6730
  01/01/2003    to  12/31/2003        6.352110         8.146422       17,787.2976
  01/01/2004    to  12/31/2004        8.146422         8.878981       19,108.2152
  01/01/2005    to  12/31/2005        8.878981         9.038745       13,381.7611
  01/01/2006    to  12/31/2006        9.038745        10.215956       11,109.5334
  01/01/2007    to  12/31/2007       10.215956        10.736884       18,432.2007
  01/01/2008    to  12/31/2008       10.736884         6.058581       14,225.0516
  01/01/2009    to  07/17/2009        6.058581         6.018442            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.202545       21,753.2700
  01/01/2002    to  12/31/2002       11.202545         8.926812       22,603.5346
  01/01/2003    to  12/31/2003        8.926812        11.185167       21,303.3222
  01/01/2004    to  12/31/2004       11.185167        12.224123       40,084.3715
  01/01/2005    to  12/31/2005       12.224123        12.653328       44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259       39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933       35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124       39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969       31,285.0300
============   ==== ==========       =========        =========       ===========
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743        11.016404        3,976.3220
  01/01/2002    to  12/31/2002       11.016404         7.520003       15,387.7145
  01/01/2003    to  12/31/2003        7.520003         9.850282        8,360.3194
  01/01/2004    to  12/31/2004        9.850282        11.491458        7,327.6460
  01/01/2005    to  12/31/2005       11.491458        12.677266        5,493.5986
  01/01/2006    to  12/31/2006       12.677266        13.150210        6,023.3772
  01/01/2007    to  12/31/2007       13.150210        13.426542        5,062.0546
  01/01/2008    to  12/31/2008       13.426542         7.191196        4,142.9182
  01/01/2009    to  12/31/2009        7.191196         9.814337        3,066.5500
============   ==== ==========       =========        =========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.220680           9,196.0218
  01/01/2002    to  12/31/2002       12.220680        12.988538          32,631.7469
  01/01/2003    to  12/31/2003       12.988538        13.064372          23,281.6707
  01/01/2004    to  12/31/2004       13.064372        13.332140          18,618.0001
  01/01/2005    to  12/31/2005       13.332140        13.452082          13,049.7365
  01/01/2006    to  12/31/2006       13.452082        13.783408           7,236.5885
  01/01/2007    to  12/31/2007       13.783408        14.363468           6,263.1676
  01/01/2008    to  12/31/2008       14.363468        14.825033           5,500.6087
  01/01/2009    to  12/31/2009       14.825033        15.760454           4,675.2700
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.744779         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
============   ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.310734         619,084.2645
  01/01/2007    to  12/31/2007       10.310734        11.032615       1,742,070.9617
  01/01/2008    to  11/07/2008       11.032615         6.676587               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.383091         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.196803         966,996.9332
  01/01/2007    to  12/31/2007       10.196803        10.672997       3,077,273.9544
  01/01/2008    to  11/07/2008       10.672997         7.330569               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798         639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424         812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871       1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781       1,178,507.5300
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.089458         8.003254       6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709       5,752,331.4200
============   ==== ==========       =========        =========       ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.233081        934,270.4072
   01/01/2007                             to  12/31/2007       10.233081        10.864272      2,413,971.1083
   01/01/2008                             to  11/07/2008       10.864272         6.920561              0.0000
=============                            ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.003990        11.543319      1,830,936.8523
   01/01/2007                             to  12/31/2007       11.543319        12.058129      2,371,941.0372
   01/01/2008                             to  12/31/2008       12.058129         8.726651      2,408,636.9381
   01/01/2009                             to  12/31/2009        8.726651        10.823073      2,375,970.5400
=============                            ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2004    to  12/31/2004       15.077094        17.786584             773.6308
  01/01/2005    to  12/31/2005       17.786584        20.624526          43,459.2840
  01/01/2006    to  12/31/2006       20.624526        25.983329          53,920.0984
  01/01/2007    to  12/31/2007       25.983329        29.283341          36,246.8022
  01/01/2008    to  12/31/2008       29.283341        17.154829          31,625.5839
  01/01/2009    to  12/31/2009       17.154829        22.799402          28,854.0100
============   ==== ==========       =========        =========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       47.168508        51.437589           1,478.7947
  01/01/2005    to  12/31/2005       51.437589        53.496731           3,433.4825
  01/01/2006    to  12/31/2006       53.496731        63.205667           3,967.8870
  01/01/2007    to  12/31/2007       63.205667        63.051798           6,951.6479
  01/01/2008    to  12/31/2008       63.051798        35.518412           8,724.0628
  01/01/2009    to  12/31/2009       35.518412        45.445792          10,191.6600
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.322642        25.693100          63,842.9028
  01/01/2005    to  12/31/2005       25.693100        27.885593         158,057.5721
  01/01/2006    to  12/31/2006       27.885593        33.363009         158,265.8506
  01/01/2007    to  12/31/2007       33.363009        37.943515         108,100.4282
  01/01/2008    to  12/31/2008       37.943515        22.284359          98,151.4518
  01/01/2009    to  12/31/2009       22.284359        30.084394          95,728.0900
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.041709         7.006834         388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760       1,303,398.7800
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.446581         6.355426         437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968       1,239,686.7700
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.646757         7.680087         337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863         918,227.3700
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308        14.313282        167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065        149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955        114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819        119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008        123,328.4800
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.115025        20.711273         37,149.6055
  01/01/2005    to  04/30/2005       20.711273        19.857551              0.0000
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.605583        15.610081         81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441         83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003         74,735.6300
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596        14.565078          2,066.9340
  01/01/2005    to  12/31/2005       14.565078        15.753095          9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034         15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.597854         7.165960        357,322.6776
  01/01/2005    to  12/31/2005        7.165960         8.017990        266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627        289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763        213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194        188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555        173,793.5300
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.411851        11.154963         12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948         19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100         35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167         48,245.5000
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004        7.651943         8.476841          1,609.7314
  01/01/2005    to  12/31/2005        8.476841         8.927355         10,384.2329
  01/01/2006    to  04/30/2006        8.927355         9.327315         10,369.6762
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561        305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       14.305507        15.358021         69,881.3464
  01/01/2005    to  04/30/2005       15.358021        14.864274              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.998431        17.210010              0.0000
  01/01/2005    to  04/30/2005       17.210010        16.545435              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.155329        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992        169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578        427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333        490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590        468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.402499        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLYMFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.657809        14.372612         90,539.1535
  01/01/2005    to  04/30/2005       14.372612        12.338375              0.0000
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943        237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766        230,972.3400
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.847729         8.407970        113,287.6509
  01/01/2005    to  12/31/2005        8.407970        10.555071        241,982.5724
  01/01/2006    to  12/31/2006       10.555071        13.319212        269,268.4127
  01/01/2007    to  12/31/2007       13.319212        16.896519        184,371.7766
  01/01/2008    to  04/25/2008       16.896519        15.376061              0.0000
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897        341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338        466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005        468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392        353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297        331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935        304,202.6500
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.861263         8.342276        587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784        12.070302        627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353      1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956      1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424      1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967        950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824      1,064,205.4200
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310        14.895701         88,025.7612
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833         68,277.3000
============   ==== ==========       =========        =========      ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.589837        11.357010        103,152.8346
   01/01/2005                             to  12/31/2005       11.357010        11.804135        219,351.0393
   01/01/2006                             to  12/31/2006       11.804135        12.772469        254,169.9468
   01/01/2007                             to  12/31/2007       12.772469        12.540664        278,990.0395
   01/01/2008                             to  12/31/2008       12.540664         7.361924        270,392.5777
   01/01/2009                             to  05/01/2009        7.361924         7.276825              0.0000
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388        15.796607            318.2712
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.127506         43,246.1495
   01/01/2006                             to  12/31/2006       10.127506        11.147068        374,324.5676
   01/01/2007                             to  12/31/2007       11.147068        11.573039        871,562.2204
   01/01/2008                             to  12/31/2008       11.573039         8.543334      1,042,786.6640
   01/01/2009                             to  12/31/2009        8.543334        10.510685      1,136,777.6500
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.165670        103,277.5711
   01/01/2006                             to  12/31/2006       10.165670        11.401556        387,878.6347
   01/01/2007                             to  12/31/2007       11.401556        11.861953        586,604.8994
   01/01/2008                             to  12/31/2008       11.861953         7.832534        497,895.0979
   01/01/2009                             to  12/31/2009        7.832534         9.961190        476,698.5500
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.271657         7.103474        404,278.9055
   01/01/2005                             to  12/31/2005        7.103474         8.021608        740,632.1901
   01/01/2006                             to  12/31/2006        8.021608         8.389616        776,406.0241
   01/01/2007                             to  12/31/2007        8.389616         9.721661        554,694.0244
   01/01/2008                             to  12/31/2008        9.721661         5.769878        517,904.2439
   01/01/2009                             to  12/31/2009        5.769878         8.268610        505,809.0000
=============                            ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352        14.297607        260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
============   ==== ==========       =========        =========        ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346         9.716826         32,116.1204
  01/01/2005    to  12/31/2005        9.716826        10.011111         58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997         66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146         69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846         65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501         72,675.5000
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.667009        13.318846            684.9853
  01/01/2005    to  12/31/2005       13.318846        15.428671          1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084          3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890          6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417          4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987          3,689.4100
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.880664        43.908593          3,315.2247
  01/01/2005    to  12/31/2005       43.908593        44.188654         74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507         92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271         59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249         55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937         64,201.7700
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.885022        11.197009          1,749.3000
============   ==== ==========       =========        =========        ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.783359        14.605328          153.8109
   01/01/2007                             to  12/31/2007       14.605328        16.101595          143.4410
   01/01/2008                             to  12/31/2008       16.101595         9.097531          155.2289
   01/01/2009                             to  05/01/2009        9.097531         8.649652            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.129274        15.801668          993.0739
   01/01/2008                             to  12/31/2008       15.801668         8.916200        1,075.9992
   01/01/2009                             to  05/01/2009        8.916200         8.472468            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.403176        20.761338            0.0000
   01/01/2005                             to  12/31/2005       20.761338        22.207661          188.8630
   01/01/2006                             to  12/31/2006       22.207661        23.203277          629.6322
   01/01/2007                             to  04/27/2007       23.203277        24.738816            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.942177        10.040284       44,106.0766
   01/01/2006                             to  12/31/2006       10.040284        10.341366      339,207.9758
   01/01/2007                             to  12/31/2007       10.341366        10.677005      201,616.3369
   01/01/2008                             to  12/31/2008       10.677005        10.790988      715,282.3957
   01/01/2009                             to  12/31/2009       10.790988        10.657244      464,993.6500
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.979567         9.932521       35,261.8340
   01/01/2005                             to  04/30/2005        9.932521         9.942272            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.049731        18.044500       29,480.0928
   01/01/2005                             to  12/31/2005       18.044500        18.471644       27,456.8359
   01/01/2006                             to  12/31/2006       18.471644        21.189493       23,969.7421
   01/01/2007                             to  12/31/2007       21.189493        20.101794       22,832.9443
   01/01/2008                             to  12/31/2008       20.101794        12.166969       18,027.3569
   01/01/2009                             to  12/31/2009       12.166969        13.524105       17,968.3400
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586        898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737      1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670      1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968      1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576      1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607      1,070,302.8800
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312        10.461794        351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.784337         9.719514          9,451.3041
  01/01/2005    to  12/31/2005        9.719514         9.995667        234,723.2231
  01/01/2006    to  12/31/2006        9.995667        10.804390        326,998.5634
  01/01/2007    to  12/31/2007       10.804390        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477        11.668631         53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076         44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738         43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905         49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644         47,092.0600
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880        12.026561        121,618.3253
  01/01/2005    to  12/31/2005       12.026561        12.597694        381,939.9241
  01/01/2006    to  12/31/2006       12.597694        14.009405        941,427.1815
  01/01/2007    to  12/31/2007       14.009405        15.069101        578,756.1300
  01/01/2008    to  12/31/2008       15.069101         8.609495        539,689.8282
  01/01/2009    to  12/31/2009        8.609495        12.131423        503,464.9400
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368        51.290314       51,196.1692
  01/01/2005    to  12/31/2005       51.290314        53.309267      135,608.4182
  01/01/2006    to  04/30/2006       53.309267        55.676368      159,450.8399
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010        13.097077        4,081.2928
  01/01/2005    to  12/31/2005       13.097077        14.285200       10,330.9892
  01/01/2006    to  12/31/2006       14.285200        14.583703        7,615.0347
  01/01/2007    to  12/31/2007       14.583703        15.734859       10,172.8863
  01/01/2008    to  12/31/2008       15.734859         9.870610       13,417.5619
  01/01/2009    to  12/31/2009        9.870610        13.480393       16,634.6000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982        19.579325        1,105.4301
  01/01/2005    to  12/31/2005       19.579325        19.782744        6,912.5974
  01/01/2006    to  12/31/2006       19.782744        20.429400        9,747.8805
  01/01/2007    to  12/31/2007       20.429400        20.868984       14,810.0625
  01/01/2008    to  12/31/2008       20.868984        17.427953       10,019.0316
  01/01/2009    to  12/31/2009       17.427953        22.644120       10,833.3600
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697        12.776191          841.9190
  01/01/2005    to  12/31/2005       12.776191        13.105759       87,830.7267
  01/01/2006    to  12/31/2006       13.105759        14.086782      149,683.7292
  01/01/2007    to  12/31/2007       14.086782        14.362833      103,994.2898
  01/01/2008    to  12/31/2008       14.362833        10.822050       84,923.9622
  01/01/2009    to  12/31/2009       10.822050        14.953603      139,401.4500
============   ==== ==========       =========        =========      ============
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546        12.097844       96,530.8397
  01/01/2005    to  12/31/2005       12.097844        12.039003       50,576.4933
  01/01/2006    to  12/31/2006       12.039003        12.332021       40,029.2648
  01/01/2007    to  12/31/2007       12.332021        13.043176       25,610.4077
  01/01/2008    to  12/31/2008       13.043176        12.794786       39,970.3373
  01/01/2009    to  12/31/2009       12.794786        14.283284       53,008.6200
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.895202        12.969860             542.4920
  01/01/2005    to  12/31/2005       12.969860        13.222995           3,399.2965
  01/01/2006    to  12/31/2006       13.222995        14.967535           3,607.2288
  01/01/2007    to  12/31/2007       14.967535        15.754499           3,619.3054
  01/01/2008    to  12/31/2008       15.754499         8.903322           3,707.9994
  01/01/2009    to  07/17/2009        8.903322         8.851550               0.0000
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       43.934444        47.658643             802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839             980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590             893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062             927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321             871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043             625.0800
============   ==== ==========       =========        =========       ==============
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  05/03/2004    to  12/31/2004       12.217615        13.909535             687.7593
  01/01/2005    to  12/31/2005       13.909535        15.367824             149.7068
  01/01/2006    to  12/31/2006       15.367824        15.965015             460.1982
  01/01/2007    to  12/31/2007       15.965015        16.325104             458.6957
  01/01/2008    to  12/31/2008       16.325104         8.756857             457.0120
  01/01/2009    to  12/31/2009        8.756857        11.969051             454.0600
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.791671         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
============   ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312809         642,393.5748
  01/01/2007    to  12/31/2007       10.312809        11.051489       1,615,769.2707
  01/01/2008    to  11/07/2008       11.051489         6.696614               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.433837         8.381568       7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426       8,277,543.4200
============   ==== ==========       =========        =========       ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.198856        1,255,121.3078
   01/01/2007                             to  12/31/2007       10.198856        10.691255        4,084,956.5468
   01/01/2008                             to  11/07/2008       10.691255         7.352549                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.618221        11.135709          185,235.3179
   01/01/2007                             to  12/31/2007       11.135709        11.618345          272,319.2669
   01/01/2008                             to  12/31/2008       11.618345         9.081397          838,007.8450
   01/01/2009                             to  12/31/2009        9.081397        10.995591          860,798.3100
=============                            ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.138433         8.053398        9,481,073.2135
   01/01/2009                             to  12/31/2009        8.053398        10.321347        9,220,467.7200
=============                            ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.235141          688,455.1861
   01/01/2007                             to  12/31/2007       10.235141        10.882857        3,028,538.1411
   01/01/2008                             to  11/07/2008       10.882857         6.941316                0.0000
=============                            ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.028614        11.580662          958,915.0270
   01/01/2007                             to  12/31/2007       11.580662        12.115397        1,467,665.9997
   01/01/2008                             to  12/31/2008       12.115397         8.781314        1,932,347.3506
   01/01/2009                             to  12/31/2009        8.781314        10.907208        2,296,602.2900
=============                            ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2004    to  12/31/2004       14.667996        17.275317               0.0000
  01/01/2005    to  12/31/2005       17.275317        19.981824           1,672.7500
  01/01/2006    to  12/31/2006       19.981824        25.110974           6,558.6946
  01/01/2007    to  12/31/2007       25.110974        28.229144           4,272.4482
  01/01/2008    to  12/31/2008       28.229144        16.495759           2,418.6140
  01/01/2009    to  12/31/2009       16.495759        21.868752           2,213.1400
============   ==== ==========       =========        =========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       45.141256        49.145328               0.0000
  01/01/2005    to  12/31/2005       49.145328        50.985461               0.0000
  01/01/2006    to  12/31/2006       50.985461        60.088685             189.8466
  01/01/2007    to  12/31/2007       60.088685        59.791878             180.8673
  01/01/2008    to  12/31/2008       59.791878        33.597410             171.9041
  01/01/2009    to  12/31/2009       33.597410        42.880498             159.8100
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.662247        24.891707           4,253.9983
  01/01/2005    to  12/31/2005       24.891707        26.948561           6,772.5151
  01/01/2006    to  12/31/2006       26.948561        32.161659           9,091.3419
  01/01/2007    to  12/31/2007       32.161659        36.485419           5,032.3614
  01/01/2008    to  12/31/2008       36.485419        21.374242           3,552.9511
  01/01/2009    to  12/31/2009       21.374242        28.783681           4,012.5400
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.032040         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.437720         6.344471       1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591       1,867,799.3600
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.636267         7.666872         491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538         554,818.2400
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.443000        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.001085        20.521158          1,059.4204
  01/01/2005    to  04/30/2005       20.521158        19.659220              0.0000
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.430482        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.319307        14.252550             41.1182
  01/01/2005    to  12/31/2005       14.252550        15.376713             40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799          2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.581263         7.136100        781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.398874        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
============   ==== ==========       =========        =========        ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004        7.556583         8.357337              0.0000
  01/01/2005    to  12/31/2005        8.357337         8.779589              0.0000
  01/01/2006    to  04/30/2006        8.779589         9.165521              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.995030        14.999825          4,641.0323
  01/01/2005    to  04/30/2005       14.999825        14.505759              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.270372        16.399617              0.0000
  01/01/2005    to  04/30/2005       16.399617        15.753483              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.046833        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042         12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474         25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252         27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534         24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.345499        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.453850        14.134511          7,452.8552
  01/01/2005    to  04/30/2005       14.134511        12.124073              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668          70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606         100,604.9500
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.709168         8.224201          12,632.4751
  01/01/2005    to  12/31/2005        8.224201        10.298691          16,933.9559
  01/01/2006    to  12/31/2006       10.298691        12.963337          17,313.1101
  01/01/2007    to  12/31/2007       12.963337        16.403794           8,174.9941
  01/01/2008    to  04/25/2008       16.403794        14.915784               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509         445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727         336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855         358,424.9400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.841501         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443        12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736         849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413         719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178         776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440         831,331.4600
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.145175        14.580471           4,353.1515
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332           1,350.1000
============   ==== ==========       =========        =========       ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.536806        11.281419        3,772.1408
   01/01/2005                             to  12/31/2005       11.281419        11.696374       10,930.0985
   01/01/2006                             to  12/31/2006       11.696374        12.624352       12,990.4301
   01/01/2007                             to  12/31/2007       12.624352        12.364105       10,859.2398
   01/01/2008                             to  12/31/2008       12.364105         7.240045        8,554.2837
   01/01/2009                             to  05/01/2009        7.240045         7.150397            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.423600        15.462288           92.9188
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.121196            0.0000
   01/01/2006                             to  12/31/2006       10.121196        11.112386       14,328.8819
   01/01/2007                             to  12/31/2007       11.112386        11.508070      150,118.4312
   01/01/2008                             to  12/31/2008       11.508070         8.474073      149,883.3162
   01/01/2009                             to  12/31/2009        8.474073        10.399444      202,449.9000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.159336            0.0000
   01/01/2006                             to  12/31/2006       10.159336        11.366084       21,566.2409
   01/01/2007                             to  12/31/2007       11.366084        11.795362      168,132.8559
   01/01/2008                             to  12/31/2008       11.795362         7.769023      196,324.6389
   01/01/2009                             to  12/31/2009        7.769023         9.855748      229,227.1900
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.255895         7.073886      539,705.6911
   01/01/2005                             to  12/31/2005        7.073886         7.968314      522,229.9930
   01/01/2006                             to  12/31/2006        7.968314         8.313116      501,887.7220
   01/01/2007                             to  12/31/2007        8.313116         9.608835      502,456.6517
   01/01/2008                             to  12/31/2008        9.608835         5.688596      413,669.4413
   01/01/2009                             to  12/31/2009        5.688596         8.131775      420,798.9300
=============                            ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945259        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
============   ==== ==========       =========        =========        ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076         9.622877              0.0000
  01/01/2005    to  12/31/2005        9.622877         9.889633          6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005          4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253            813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618          2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240          4,619.5000
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.293344        12.870928              0.0000
  01/01/2005    to  12/31/2005       12.870928        14.872688              0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067              0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448              0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335              0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.610737        41.624957             18.0211
  01/01/2005    to  12/31/2005       41.624957        41.786131            858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992          1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603          1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509          1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342          1,220.8600
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.588388        10.805375              0.0000
============   ==== ==========       =========        =========        ============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.397924        14.200964               0.0000
   01/01/2007                             to  12/31/2007       14.200964        15.616502               0.0000
   01/01/2008                             to  12/31/2008       15.616502         8.801294               0.0000
   01/01/2009                             to  05/01/2009        8.801294         8.361042               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.698065        15.325550               0.0000
   01/01/2008                             to  12/31/2008       15.325550         8.625833               0.0000
   01/01/2009                             to  05/01/2009        8.625833         8.189738               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       18.876607        20.164452               0.0000
   01/01/2005                             to  12/31/2005       20.164452        21.515502               0.0000
   01/01/2006                             to  12/31/2006       21.515502        22.424094               0.0000
   01/01/2007                             to  04/27/2007       22.424094        23.888599               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.892445         9.973519         458,380.6783
   01/01/2006                             to  12/31/2006        9.973519        10.247024         687,210.1040
   01/01/2007                             to  12/31/2007       10.247024        10.553046       1,015,568.2644
   01/01/2008                             to  12/31/2008       10.553046        10.639004       2,371,488.0135
   01/01/2009                             to  12/31/2009       10.639004        10.480908       1,661,916.1300
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.954439         9.891100         253,746.9493
   01/01/2005                             to  04/30/2005        9.891100         9.892743               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.896785        17.842943           1,432.6957
   01/01/2005                             to  12/31/2005       17.842943        18.219848           2,078.4602
   01/01/2006                             to  12/31/2006       18.219848        20.848602             958.7108
   01/01/2007                             to  12/31/2007       20.848602        19.728713             485.3890
   01/01/2008                             to  12/31/2008       19.728713        11.911167             295.3913
   01/01/2009                             to  12/31/2009       11.911167        13.206687             355.3700
=============                            ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032        1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.608101        10.418212          663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927          515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098          513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358          492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434          434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638          389,613.8900
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.718478         9.630663            4,284.4024
  01/01/2005    to  12/31/2005        9.630663         9.879639           10,210.4079
  01/01/2006    to  12/31/2006        9.879639        10.652369           19,584.6011
  01/01/2007    to  12/31/2007       10.652369        10.918194           11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359            7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219            8,108.2500
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.818137        11.591091          396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340          392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831          377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698          293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933          296,264.1000
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.954570        11.843058           10,204.4961
  01/01/2005    to  12/31/2005       11.843058        12.374594           15,562.6811
  01/01/2006    to  12/31/2006       12.374594        13.727037           44,402.7810
  01/01/2007    to  12/31/2007       13.727037        14.728300           21,926.1400
  01/01/2008    to  12/31/2008       14.728300         8.393653           14,894.8659
  01/01/2009    to  12/31/2009        8.393653        11.797774           15,049.3600
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       47.272476        49.003651        4,642.2216
  01/01/2005    to  12/31/2005       49.003651        50.805801        7,591.4427
  01/01/2006    to  04/30/2006       50.805801        53.018881       10,270.5856
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.074414        12.842867            0.0000
  01/01/2005    to  12/31/2005       12.842867        13.973068            0.0000
  01/01/2006    to  12/31/2006       13.973068        14.229504            0.0000
  01/01/2007    to  12/31/2007       14.229504        15.314151        1,245.1952
  01/01/2008    to  12/31/2008       15.314151         9.582578            0.0000
  01/01/2009    to  12/31/2009        9.582578        13.054350            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.046723        19.087598            0.0000
  01/01/2005    to  12/31/2005       19.087598        19.237881            0.0000
  01/01/2006    to  12/31/2006       19.237881        19.817257            0.0000
  01/01/2007    to  12/31/2007       19.817257        20.192852            0.0000
  01/01/2008    to  12/31/2008       20.192852        16.821073            0.0000
  01/01/2009    to  12/31/2009       16.821073        21.801095          440.4100
============   ==== ==========       =========        =========       ===========
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.616720        12.564699            0.0000
  01/01/2005    to  12/31/2005       12.564699        12.856712          622.4767
  01/01/2006    to  12/31/2006       12.856712        13.784686        3,596.1214
  01/01/2007    to  12/31/2007       13.784686        14.019530        2,101.7424
  01/01/2008    to  12/31/2008       14.019530        10.536911        1,880.2065
  01/01/2009    to  12/31/2009       10.536911        14.523293        2,232.7600
============   ==== ==========       =========        =========       ===========
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.880671        11.921395            0.0000
  01/01/2005    to  12/31/2005       11.921395        11.833866        2,523.5005
  01/01/2006    to  12/31/2006       11.833866        12.091706        2,523.5005
  01/01/2007    to  12/31/2007       12.091706        12.756898        2,523.5005
  01/01/2008    to  12/31/2008       12.756898        12.482633        2,523.5005
  01/01/2009    to  12/31/2009       12.482633        13.900037        2,837.4500
============   ==== ==========       =========        =========       ===========

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.708080        12.744690                0.0000
  01/01/2005    to  12/31/2005       12.744690        12.961081                0.0000
  01/01/2006    to  12/31/2006       12.961081        14.634540                0.0000
  01/01/2007    to  12/31/2007       14.634540        15.365318            1,044.4922
  01/01/2008    to  12/31/2008       15.365318         8.661590                0.0000
  01/01/2009    to  07/17/2009        8.661590         8.599528                0.0000
============   ==== ==========       =========        =========       ===============
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       42.184562        45.684643               12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564              949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906              949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272              944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124              735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215              735.4300
============   ==== ==========       =========        =========       ===============
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  05/03/2004    to  12/31/2004       11.995454        13.633986                0.0000
  01/01/2005    to  12/31/2005       13.633986        15.025898                0.0000
  01/01/2006    to  12/31/2006       15.025898        15.570921                0.0000
  01/01/2007    to  12/31/2007       15.570921        15.882139                0.0000
  01/01/2008    to  12/31/2008       15.882139         8.497848                0.0000
  01/01/2009    to  12/31/2009        8.497848        11.586019                0.0000
============   ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.713673         7.610366          968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738          798,382.7600
============   ==== ==========       =========        =========       ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.309350          102,188.3658
  01/01/2007    to  12/31/2007       10.309350        11.020047          220,541.4618
  01/01/2008    to  11/07/2008       11.020047         6.663265                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.349428         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
============   ==== ==========       =========        =========       ===============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.195435               0.0000
   01/01/2007                             to  12/31/2007       10.195435        10.660840          42,862.0745
   01/01/2008                             to  11/07/2008       10.660840         7.315949               0.0000
=============                            ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.578733        11.075921         918,626.7875
   01/01/2007                             to  12/31/2007       11.075921        11.526954       1,598,877.3764
   01/01/2008                             to  12/31/2008       11.526954         8.987380       2,872,180.7332
   01/01/2009                             to  12/31/2009        8.987380        10.854598       3,668,739.6400
=============                            ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.056970         7.969996      12,276,103.0249
   01/01/2009                             to  12/31/2009        7.969996        10.188952      11,051,940.8700
=============                            ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.231708          78,249.2082
   01/01/2007                             to  12/31/2007       10.231708        10.851897         153,831.2474
   01/01/2008                             to  11/07/2008       10.851897         6.906755               0.0000
=============                            ==== ==========       =========        =========      ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.987604        11.518490       3,520,388.0639
   01/01/2007                             to  12/31/2007       11.518490        12.020101       4,956,840.2576
   01/01/2008                             to  12/31/2008       12.020101         8.690395       5,065,994.1323
   01/01/2009                             to  12/31/2009        8.690395        10.767338       5,314,297.2500
=============                            ==== ==========       =========        =========      ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.525031        3,498.6847
  01/01/2002    to  12/31/2002        9.525031         7.888596        5,038.8382
  01/01/2003    to  12/31/2003        7.888596         9.999711        4,871.2107
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
============   ==== ==========       =========        =========       ===========
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.665202         7.873851           10.3464
  01/01/2003    to  12/31/2003        7.873851         9.945120        1,809.6117
  01/01/2004    to  12/31/2004        9.945120        12.082586        5,542.9163
  01/01/2005    to  12/31/2005       12.082586        13.968589       19,705.2451
  01/01/2006    to  12/31/2006       13.968589        17.545449        7,089.8248
  01/01/2007    to  12/31/2007       17.545449        19.714252        8,782.6948
  01/01/2008    to  12/31/2008       19.714252        11.514275        2,795.4215
  01/01/2009    to  12/31/2009       11.514275        15.257072        3,507.6900
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.111610        7,804.1267
  01/01/2002    to  12/31/2002       11.111610         9.041335       94,827.0369
  01/01/2003    to  12/31/2003        9.041335        11.546785       99,176.3503
  01/01/2004    to  12/31/2004       11.546785        12.614180       97,766.1046
  01/01/2005    to  12/31/2005       12.614180        13.079966       95,175.2572
  01/01/2006    to  12/31/2006       13.079966        15.407653       75,716.0116
  01/01/2007    to  12/31/2007       15.407653        15.323839       54,998.1029
  01/01/2008    to  12/31/2008       15.323839         8.606224       40,913.3101
  01/01/2009    to  12/31/2009        8.606224        10.978662       43,905.1300
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.891510          10,843.1835
  01/01/2002    to  12/31/2002        8.891510         7.111749          38,755.4190
  01/01/2003    to  12/31/2003        7.111749         9.235060         123,953.9822
  01/01/2004    to  12/31/2004        9.235060        10.750454         266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986         277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424         176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037         116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835         100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287          90,000.6700
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.698638           9,034.8775
  01/01/2002    to  04/25/2002       11.698638        11.656126               0.0000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.247531          11,732.5881
  01/01/2002    to  04/25/2002        4.247531         3.427434               0.0000
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.030108         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.435949         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.634170         7.664231         681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692       1,864,648.0500
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748        14.241861         441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665         320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120         249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824         233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868         226,420.8600
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045586        10.164324        119,567.2735
  01/01/2002    to  12/31/2002       10.164324        10.213326        228,379.0009
  01/01/2003    to  12/31/2003       10.213326        13.945951        287,226.0018
  01/01/2004    to  12/31/2004       13.945951        18.528381        230,642.9317
  01/01/2005    to  04/30/2005       18.528381        17.747247              0.0000
============   ==== ==========       =========        =========        ============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.730273        286,480.5948
  01/01/2002    to  12/31/2002       12.730273         8.646800        610,397.5840
  01/01/2003    to  12/31/2003        8.646800        10.477136        865,464.4757
  01/01/2004    to  04/30/2004       10.477136        10.356737        919,131.1769
============   ==== ==========       =========        =========        ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.089569         11,502.3566
  01/01/2002    to  12/31/2002       17.089569        12.568520         16,549.2743
  01/01/2003    to  04/25/2003       12.568520        13.039455         16,617.0071
============   ==== ==========       =========        =========        ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.481506          2,917.0795
  01/01/2002    to  12/31/2002       10.481506         8.594369          3,743.3554
  01/01/2003    to  04/25/2003        8.594369         8.340065          4,134.6800
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476        15.297171        242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262        172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655        219,371.2700
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.218826          1,631.1210
  01/01/2002    to  12/31/2002       14.218826        11.005539          8,026.2962
  01/01/2003    to  12/31/2003       11.005539        13.866110         21,554.0914
  01/01/2004    to  12/31/2004       13.866110        16.114072         19,017.9258
  01/01/2005    to  12/31/2005       16.114072        17.376400         20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422         16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450              0.0000
============   ==== ==========       =========        =========        ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.522523         7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046          889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843          818,395.1000
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.396280        11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276          255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956          280,709.8600
============   ==== ==========       =========        =========        ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.263852          131,697.4090
  01/01/2003    to  12/31/2003        8.263852         9.864141          364,200.2978
  01/01/2004    to  12/31/2004        9.864141        10.770073          353,045.4927
  01/01/2005    to  12/31/2005       10.770073        11.308589          335,028.4967
  01/01/2006    to  04/30/2006       11.308589        11.803783          331,487.3950
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284        16.740068           10,154.3720
  01/01/2005    to  12/31/2005       16.740068        16.739654            9,923.2631
  01/01/2006    to  12/31/2006       16.739654        17.979973            8,443.2032
  01/01/2007    to  12/31/2007       17.979973        18.866890            5,644.1237
  01/01/2008    to  12/31/2008       18.866890        15.120018            4,684.3309
  01/01/2009    to  12/31/2009       15.120018        20.363337            2,604.0200
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.373879           30,335.5873
  01/01/2002    to  12/31/2002        7.373879         7.148465           30,391.6982
  01/01/2003    to  12/31/2003        7.148465         8.778808           25,017.0656
  01/01/2004    to  04/30/2004        8.778808         8.902118           23,396.2978
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531         9.511941          82,917.1643
  01/01/2002    to  12/31/2002        9.511941         9.559619         177,302.0993
  01/01/2003    to  12/31/2003        9.559619        11.051057         312,014.4223
  01/01/2004    to  12/31/2004       11.051057        11.810963         326,832.3692
  01/01/2005    to  04/30/2005       11.810963        11.420069               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.000486             336.2873
  01/01/2002    to  12/31/2002        9.000486         9.131561           7,924.5269
  01/01/2003    to  12/31/2003        9.131561        11.368295          10,378.6618
  01/01/2004    to  12/31/2004       11.368295        12.212649           7,116.7915
  01/01/2005    to  04/30/2005       12.212649        11.729565               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.575580           8,710.4378
  01/01/2002    to  12/31/2002       10.575580         7.360312          16,460.9876
  01/01/2003    to  04/25/2003        7.360312         7.464640          18,180.4768
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171        45.351346         147,551.7942
  01/01/2005    to  12/31/2005       45.351346        46.182080         135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677         111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755          83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046          71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971          65,681.7300
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.117240       54,068.6823
  01/01/2002    to  12/31/2002       12.117240         8.299670       93,756.8991
  01/01/2003    to  12/31/2003        8.299670        10.196192       83,274.5138
  01/01/2004    to  04/30/2004       10.196192         9.995761       82,813.3027
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891         8.199582      417,144.9992
  01/01/2002    to  12/31/2002        8.199582         6.493162      971,697.6657
  01/01/2003    to  12/31/2003        6.493162         8.249417      913,046.0225
  01/01/2004    to  04/30/2004        8.249417         8.316834      850,208.0168
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.657172         8.631869        3,339.2745
  01/01/2002    to  12/31/2002        8.631869         7.516483        3,252.2803
  01/01/2003    to  12/31/2003        7.516483         9.180895        3,317.7228
  01/01/2004    to  04/30/2004        9.180895         9.345810        3,317.7228
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383        41.263886       62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838      193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637      694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957      782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784      706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470      634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292      488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100      423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004      400,760.5600
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.786324         8.281995       11,406.2346
  01/01/2003    to  12/31/2003        8.281995        10.154134       15,777.8622
  01/01/2004    to  04/30/2004       10.154134         9.943881       14,871.2332
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         9.949574          198.4184
  01/01/2002    to  12/31/2002        9.949574         8.506437        5,366.5542
  01/01/2003    to  12/31/2003        8.506437        10.732635        5,620.5458
  01/01/2004    to  04/30/2004       10.732635        10.745829        5,458.1528
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.197249       87,269.1452
  01/01/2002    to  12/31/2002       12.197249        10.564552      134,271.0777
  01/01/2003    to  12/31/2003       10.564552        12.985622      131,645.9629
  01/01/2004    to  04/30/2004       12.985622        13.177793      127,201.6626
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647        12.726824        6,612.2725
  01/01/2002    to  12/31/2002       12.726824        10.549166       22,815.2609
  01/01/2003    to  12/31/2003       10.549166        13.726168        9,001.6106
  01/01/2004    to  04/30/2004       13.726168        13.792454        8,715.2057
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       19.906580        23.173605       69,534.9075
  01/01/2005    to  12/31/2005       23.173605        24.645723       58,469.8719
  01/01/2006    to  12/31/2006       24.645723        27.231533       46,338.7516
  01/01/2007    to  12/31/2007       27.231533        26.983126       36,801.0511
  01/01/2008    to  12/31/2008       26.983126        16.255612       33,204.2585
  01/01/2009    to  12/31/2009       16.255612        20.254023       29,050.7800
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.393257      124,367.1382
  01/01/2002    to  12/31/2002       12.393257        10.635782      190,301.9395
  01/01/2003    to  12/31/2003       10.635782        13.471328      137,986.4780
  01/01/2004    to  04/30/2004       13.471328        13.876464      127,644.3048
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.405673       44,733.8292
  01/01/2002    to  12/31/2002       17.405673        15.456728      180,671.9059
  01/01/2003    to  12/31/2003       15.456728        19.109721      286,168.2234
  01/01/2004    to  12/31/2004       19.109721        23.366842      330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.263622        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.018085        190,952.5496
  01/01/2002    to  12/31/2002        8.018085         5.370516        457,102.8516
  01/01/2003    to  12/31/2003        5.370516         7.038229        629,211.8352
  01/01/2004    to  12/31/2004        7.038229         7.341529        671,901.6698
  01/01/2005    to  04/30/2005        7.341529         6.296271              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445        217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875        298,255.9400
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.957091        143,570.6035
  01/01/2002    to  12/31/2002        6.957091         6.822902        258,753.2602
  01/01/2003    to  12/31/2003        6.822902        10.252540        294,435.2887
  01/01/2004    to  12/31/2004       10.252540        12.557490        278,444.2294
  01/01/2005    to  12/31/2005       12.557490        15.717185        245,427.9309
  01/01/2006    to  12/31/2006       15.717185        19.773932        147,239.8530
  01/01/2007    to  12/31/2007       19.773932        25.009344        102,861.1378
  01/01/2008    to  04/25/2008       25.009344        22.737088              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473        11.093455            619.6167
  01/01/2005    to  12/31/2005       11.093455        12.723493            580.2941
  01/01/2006    to  12/31/2006       12.723493        15.860338            504.6129
  01/01/2007    to  12/31/2007       15.860338        17.694914            453.4129
  01/01/2008    to  12/31/2008       17.694914        10.034710            522.7916
  01/01/2009    to  12/31/2009       10.034710        13.002739            471.8400
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.166682           5,141.1834
  01/01/2002    to  12/31/2002        7.166682         5.604760           5,885.9045
  01/01/2003    to  12/31/2003        5.604760         6.854102           4,967.9515
  01/01/2004    to  04/30/2004        6.854102         6.914345           4,962.9760
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.268429               9.1277
  01/01/2002    to  12/31/2002       10.268429         8.374106               9.1277
  01/01/2003    to  12/31/2003        8.374106        11.909222               0.0000
  01/01/2004    to  04/30/2004       11.909222        11.952832               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.712412               9.0617
  01/01/2002    to  12/31/2002        9.712412         7.789851               9.0617
  01/01/2003    to  12/31/2003        7.789851        10.366385               0.0000
  01/01/2004    to  04/30/2004       10.366385        10.109422               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.695419             883.6300
  01/01/2002    to  12/31/2002        9.695419         8.224198          12,534.1917
  01/01/2003    to  12/31/2003        8.224198        10.760064           4,504.1116
  01/01/2004    to  04/30/2004       10.760064        10.656147           4,448.1395
============   ==== ==========       =========        =========       ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299        12.894161        170,664.4062
   01/01/2002                             to  12/31/2002       12.894161        10.426258        367,951.0897
   01/01/2003                             to  12/31/2003       10.426258        13.161745        439,017.8500
   01/01/2004                             to  12/31/2004       13.161745        15.019852        304,774.1123
   01/01/2005                             to  04/30/2005       15.019852        14.568909              0.0000
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525         6.111659         85,554.6913
   01/01/2002                             to  12/31/2002        6.111659         4.884831        183,415.6124
   01/01/2003                             to  12/31/2003        4.884831         6.118002        191,434.1786
   01/01/2004                             to  04/30/2004        6.118002         6.212071        165,542.4388
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.771527         8.230659      2,057,514.8250
   01/01/2005                             to  12/31/2005        8.230659         8.465353      1,702,010.0549
   01/01/2006                             to  12/31/2006        8.465353         8.947983      1,528,712.0855
   01/01/2007                             to  12/31/2007        8.947983        10.043168      1,441,276.4124
   01/01/2008                             to  12/31/2008       10.043168         5.332099        993,381.0298
   01/01/2009                             to  12/31/2009        5.332099         7.525685        905,834.7800
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879         8.807008        131,108.8974
   01/01/2002                             to  12/31/2002        8.807008         7.188696        308,529.3173
   01/01/2003                             to  12/31/2003        7.188696         8.531099        273,556.1915
   01/01/2004                             to  04/30/2004        8.531099         8.562370        252,469.0271
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154         7.846220          4,280.4373
   01/01/2002                             to  12/31/2002        7.846220         5.954985          4,958.8620
   01/01/2003                             to  12/31/2003        5.954985         7.212324          3,457.5854
   01/01/2004                             to  04/30/2004        7.212324         7.115002          3,421.7264
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005        10.806499         21,144.7573
   01/01/2002                             to  12/31/2002       10.806499         7.989801         26,812.8848
   01/01/2003                             to  12/31/2003        7.989801         9.759540         28,572.5470
   01/01/2004                             to  04/30/2004        9.759540         9.931205         28,360.7007
=============                            ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541        10.503380           7,939.7406
  01/01/2002    to  12/31/2002       10.503380        11.274776         350,470.5383
  01/01/2003    to  12/31/2003       11.274776        11.550473       1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891       2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923       1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851       1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020       1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672       1,417,197.9600
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.362058          59,524.4518
  01/01/2002    to  12/31/2002       13.362058        14.251499         156,931.8255
  01/01/2003    to  12/31/2003       14.251499        14.523236         305,601.0555
  01/01/2004    to  11/19/2004       14.523236        14.849583         332,603.1958
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.459325         233,495.7767
  01/01/2002    to  12/31/2002       11.459325        12.277043         247,364.2925
  01/01/2003    to  12/31/2003       12.277043        12.667701         245,882.7785
  01/01/2004    to  12/31/2004       12.667701        13.044403         244,722.9319
  01/01/2005    to  12/31/2005       13.044403        13.126659         198,854.6016
  01/01/2006    to  12/31/2006       13.126659        13.389721         142,537.6271
  01/01/2007    to  12/31/2007       13.389721        14.301278         109,016.5766
  01/01/2008    to  12/31/2008       14.301278        14.718941          81,312.0332
  01/01/2009    to  05/01/2009       14.718941        15.197777               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194          67,619.5000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.795430          15,930.0537
  01/01/2003    to  12/31/2003        7.795430        10.523522          67,158.0254
  01/01/2004    to  12/31/2004       10.523522        11.266366         130,493.3911
  01/01/2005    to  12/31/2005       11.266366        11.674945         130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941         133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097         213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915         206,888.9397
  01/01/2009    to  05/01/2009        7.215915         7.125379               0.0000
============   ==== ==========       =========        =========       ==============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.671320       11,092.2320
   01/01/2002                             to  12/31/2002       15.671320        11.416343       21,931.9612
   01/01/2003                             to  12/31/2003       11.416343        14.935490       22,894.3009
   01/01/2004                             to  11/19/2004       14.935490        16.023358       20,298.5026
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.029498        10.313205      217,020.4313
   01/01/2002                             to  12/31/2002       10.313205         7.986347      351,423.9175
   01/01/2003                             to  12/31/2003        7.986347         9.556775      272,807.4505
   01/01/2004                             to  12/31/2004        9.556775        10.430031      204,597.5828
   01/01/2005                             to  12/31/2005       10.430031        10.964002      174,417.5238
   01/01/2006                             to  12/31/2006       10.964002        12.135801      116,574.5115
   01/01/2007                             to  04/27/2007       12.135801        12.821151            0.0000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.119934            0.0000
   01/01/2006                             to  12/31/2006       10.119934        11.105461        9,772.1730
   01/01/2007                             to  12/31/2007       11.105461        11.495118       95,243.1354
   01/01/2008                             to  12/31/2008       11.495118         8.460286       87,036.9202
   01/01/2009                             to  12/31/2009        8.460286        10.377335      310,482.4800
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.158070            0.0000
   01/01/2006                             to  12/31/2006       10.158070        11.359002       33,120.0469
   01/01/2007                             to  12/31/2007       11.359002        11.782087       45,992.5393
   01/01/2008                             to  12/31/2008       11.782087         7.756380       57,831.2657
   01/01/2009                             to  12/31/2009        7.756380         9.834791      188,378.7600
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004        6.255147         7.081356      310,952.6362
   01/01/2005                             to  12/31/2005        7.081356         7.989630      253,568.4037
   01/01/2006                             to  12/31/2006        7.989630         8.362537      208,475.0506
   01/01/2007                             to  12/31/2007        8.362537         9.678877      152,895.3103
   01/01/2008                             to  12/31/2008        9.678877         5.738892      128,077.9923
   01/01/2009                             to  12/31/2009        5.738892         8.220821      106,062.7200
=============                            ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.180915        181,733.7804
  01/01/2002    to  12/31/2002        7.180915         4.802890        464,041.4866
  01/01/2003    to  12/31/2003        4.802890         6.501549        409,990.5745
  01/01/2004    to  04/30/2004        6.501549         6.627953        371,837.0765
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931          6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937        148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532      1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458        17.738948          6,346.7858
  01/01/2006    to  12/31/2006       17.738948        19.755188          3,922.1882
  01/01/2007    to  12/31/2007       19.755188        18.858801          2,073.3883
  01/01/2008    to  12/31/2008       18.858801        13.022393          1,613.2378
  01/01/2009    to  12/31/2009       13.022393        16.219943          1,254.9500
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.549871          2,994.6844
  01/01/2002    to  12/31/2002       10.549871         9.185451         14,601.7495
  01/01/2003    to  12/31/2003        9.185451        12.813681          7,464.2219
  01/01/2004    to  12/31/2004       12.813681        15.860004          7,103.3589
  01/01/2005    to  04/30/2005       15.860004        14.877073              0.0000
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.891543        14.169346        832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495        750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290        704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110        491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197        501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366        376,337.5900
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.066056           10.0000
  01/01/2002    to  12/31/2002       11.066056        10.175919       11,581.3511
  01/01/2003    to  12/31/2003       10.175919        14.081587        4,941.7026
  01/01/2004    to  04/30/2004       14.081587        14.259919        4,785.6583
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
============   ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.793111       18,663.1300
  01/01/2002    to  12/31/2002        8.793111         6.527712       72,350.5017
  01/01/2003    to  12/31/2003        6.527712         8.700539      100,033.9731
  01/01/2004    to  12/31/2004        8.700539         9.608357      111,570.0500
  01/01/2005    to  12/31/2005        9.608357         9.869788      108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630      103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847       98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170       93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859       85,049.8000
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.589326       79,461.4440
  01/01/2004    to  12/31/2004       12.589326        14.587130       70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404       66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927       43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882       21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621       23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692       23,082.5700
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.044246        41.182681             598.7947
  01/01/2005    to  12/31/2005       41.182681        41.321531          22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461          18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225          11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053           9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821           6,998.5000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696          28,648.6800
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
  05/01/2006    to  12/31/2006       14.322039        14.121432             456.9937
  01/01/2007    to  12/31/2007       14.121432        15.521237          40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205          29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       14.613309        15.232061           2,243.4975
  01/01/2008    to  12/31/2008       15.232061         8.568904           2,287.4982
  01/01/2009    to  05/01/2009        8.568904         8.134333               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.455755         8.274422           5,123.2638
  01/01/2003    to  12/31/2003        8.274422        10.498626           3,154.5434
  01/01/2004    to  12/31/2004       10.498626        10.963802           3,113.3199
  01/01/2005    to  12/31/2005       10.963802        11.692564           3,144.4153
  01/01/2006    to  12/31/2006       11.692564        12.180260           2,848.0241
  01/01/2007    to  04/27/2007       12.180260        12.973632               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589          10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994         226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562         253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.866371        17.802902          25,813.7552
  01/01/2005    to  12/31/2005       17.802902        18.169902          18,280.1631
  01/01/2006    to  12/31/2006       18.169902        20.781085           6,074.2373
  01/01/2007    to  12/31/2007       20.781085        19.654931           4,790.7314
  01/01/2008    to  12/31/2008       19.654931        11.860654           5,319.2526
  01/01/2009    to  12/31/2009       11.860654        13.144101           5,373.3100
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.564860        10.367887       1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016         829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913         734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327         586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920         527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438         487,751.3500
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.705366         9.612991           6,441.4164
  01/01/2005    to  12/31/2005        9.612991         9.856596          63,336.9307
  01/01/2006    to  12/31/2006        9.856596        10.622222          65,390.6136
  01/01/2007    to  12/31/2007       10.622222        10.881820          41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226          38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471          36,107.3900
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.149853       39,781.6782
  01/01/2002    to  12/31/2002       11.149853         8.283479       67,299.1238
  01/01/2003    to  12/31/2003        8.283479        10.537557       57,416.3486
  01/01/2004    to  12/31/2004       10.537557        11.034807       60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229       58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286       51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.945482       29,290.0205
  01/01/2002    to  12/31/2002        7.945482         6.044010       99,595.4941
  01/01/2003    to  12/31/2003        6.044010         7.601675      109,717.6405
  01/01/2004    to  12/31/2004        7.601675         8.238601       88,490.2771
  01/01/2005    to  04/30/2005        8.238601         7.850487            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.797482            0.0000
  01/01/2004    to  04/30/2004       11.797482        11.997376          152.9920
============   ==== ==========       =========        =========      ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.908456          213.0512
  01/01/2002    to  12/31/2002       10.908456        11.591189       12,212.6757
  01/01/2003    to  12/31/2003       11.591189        12.533942       38,331.9147
  01/01/2004    to  04/30/2004       12.533942        12.484757       39,313.3293
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556        11.806694      115,275.7162
  01/01/2005    to  12/31/2005       11.806694        12.330450      161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249      288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070      181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138      155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152      138,554.2100
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.933961        3,049.3156
  01/01/2002    to  12/31/2002       11.933961         7.752653        4,018.9385
  01/01/2003    to  12/31/2003        7.752653         9.893753       23,349.1683
  01/01/2004    to  04/30/2004        9.893753        10.084335       22,866.3059
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.576934       16,643.5192
  01/01/2002    to  12/31/2002       12.576934         8.609956       49,124.8941
  01/01/2003    to  12/31/2003        8.609956        11.208363      169,795.7266
  01/01/2004    to  12/31/2004       11.208363        11.351579      321,609.0870
  01/01/2005    to  12/31/2005       11.351579        11.763177      348,692.3678
  01/01/2006    to  04/30/2006       11.763177        12.273593      349,028.7031
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.175146        15.560513          158.6289
  01/01/2008    to  12/31/2008       15.560513         9.750963          151.3195
  01/01/2009    to  12/31/2009        9.750963        13.308948           73.8000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.553958        2,652.5037
  01/01/2002    to  12/31/2002        9.553958         6.243156        4,457.2535
  01/01/2003    to  12/31/2003        6.243156         8.151985        1,810.2431
  01/01/2004    to  12/31/2004        8.151985         8.888694        1,823.8641
  01/01/2005    to  12/31/2005        8.888694         9.347852        1,529.7055
  01/01/2006    to  12/31/2006        9.347852         9.665065          243.6568
  01/01/2007    to  04/27/2007        9.665065        10.339877            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619       44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464       44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703       39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368       31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987       29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768       27,287.3700
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.161685        7,983.9256
  01/01/2002    to  12/31/2002       12.161685         8.518278       13,887.0265
  01/01/2003    to  12/31/2003        8.518278        11.482618       33,200.4084
  01/01/2004    to  04/30/2004       11.482618        11.683449       42,118.1236
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.961102        18.990743       23,960.4983
  01/01/2005    to  12/31/2005       18.990743        19.130722       24,111.4899
  01/01/2006    to  12/31/2006       19.130722        19.697047       23,988.6400
  01/01/2007    to  12/31/2007       19.697047        20.060276       15,670.9445
  01/01/2008    to  12/31/2008       20.060276        16.702254       14,289.2433
  01/01/2009    to  12/31/2009       16.702254        21.636289       12,885.0700
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.924556        2,341.6415
  01/01/2002    to  12/31/2002        9.924556         9.631487        7,616.5421
  01/01/2003    to  12/31/2003        9.631487        11.629367       19,232.4247
  01/01/2004    to  12/31/2004       11.629367        12.513638       16,689.5435
  01/01/2005    to  12/31/2005       12.513638        12.798080       32,595.3996
  01/01/2006    to  12/31/2006       12.798080        13.714983       39,844.4490
  01/01/2007    to  12/31/2007       13.714983        13.941628       29,514.0131
  01/01/2008    to  12/31/2008       13.941628        10.473103       30,740.5388
  01/01/2009    to  12/31/2009       10.473103        14.428137       26,794.0700
============   ==== ==========       =========        =========      ============
PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.315125        4,281.6375
  01/01/2002    to  12/31/2002       11.315125        11.897675       67,520.7006
  01/01/2003    to  12/31/2003       11.897675        11.960083      114,269.0880
  01/01/2004    to  12/31/2004       11.960083        11.961732      107,724.0531
  01/01/2005    to  12/31/2005       11.961732        11.867987       85,883.1782
  01/01/2006    to  12/31/2006       11.867987        12.120524       88,099.4950
  01/01/2007    to  12/31/2007       12.120524        12.780874       84,160.1456
  01/01/2008    to  12/31/2008       12.780874        12.499825      110,824.8541
  01/01/2009    to  12/31/2009       12.499825        13.912225      105,908.8100
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.085799        6,794.1892
  01/01/2002    to  12/31/2002        8.085799         6.335664       12,948.1232
  01/01/2003    to  12/31/2003        6.335664         8.113168       29,291.2961
  01/01/2004    to  12/31/2004        8.113168         8.829449       21,658.9630
  01/01/2005    to  12/31/2005        8.829449         8.974888       15,196.9689
  01/01/2006    to  12/31/2006        8.974888        10.128622       11,540.9034
  01/01/2007    to  12/31/2007       10.128622        10.629051       11,368.9046
  01/01/2008    to  12/31/2008       10.629051         5.988695        3,910.3153
  01/01/2009    to  07/17/2009        5.988695         5.944169            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.190345        6,893.7869
  01/01/2002    to  12/31/2002       11.190345         8.903701       15,929.0580
  01/01/2003    to  12/31/2003        8.903701        11.139506       18,439.2707
  01/01/2004    to  12/31/2004       11.139506        12.155928       12,735.8640
  01/01/2005    to  12/31/2005       12.155928        12.563934        9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923        7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018        5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382        5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337        4,529.7600
============   ==== ==========       =========        =========       ===========
PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743        11.004394        3,329.9013
  01/01/2002    to  12/31/2002       11.004394         7.500515       75,083.7786
  01/01/2003    to  12/31/2003        7.500515         9.810046       19,445.8132
  01/01/2004    to  12/31/2004        9.810046        11.427320       12,028.4808
  01/01/2005    to  12/31/2005       11.427320        12.587676        9,213.1932
  01/01/2006    to  12/31/2006       12.587676        13.037754        6,174.1131
  01/01/2007    to  12/31/2007       13.037754        13.291656        5,784.1932
  01/01/2008    to  12/31/2008       13.291656         7.108215        3,547.7018
  01/01/2009    to  12/31/2009        7.108215         9.686538        3,402.3300
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.207514             893.5008
  01/01/2002    to  12/31/2002       12.207514        12.955100          10,543.3155
  01/01/2003    to  12/31/2003       12.955100        13.011200           7,785.8950
  01/01/2004    to  12/31/2004       13.011200        13.257919           6,921.2955
  01/01/2005    to  12/31/2005       13.257919        13.357193           5,361.4223
  01/01/2006    to  12/31/2006       13.357193        13.665722           4,941.5038
  01/01/2007    to  12/31/2007       13.665722        14.219370           4,079.0467
  01/01/2008    to  12/31/2008       14.219370        14.654247           3,452.8266
  01/01/2009    to  12/31/2009       14.654247        15.555545           3,161.0800
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698167         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
============   ==== ==========       =========        =========      ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.308659       1,239,595.4628
  01/01/2007    to  12/31/2007       10.308659        11.013769       1,420,878.2105
  01/01/2008    to  11/07/2008       11.013769         6.656614               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.332647         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.194751         580,987.0175
  01/01/2007    to  12/31/2007       10.194751        10.654766       1,286,017.5048
  01/01/2008    to  11/07/2008       10.654766         7.308650               0.0000
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.040775         7.953419      16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676      15,646,290.1200
============   ==== ==========       =========        =========      ===============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000        10.231021        468,496.4610
   01/01/2007                             to  12/31/2007       10.231021        10.845714      1,032,987.8457
   01/01/2008                             to  11/07/2008       10.845714         6.899862              0.0000
=============                            ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.979421        11.506096      3,802,320.2469
   01/01/2007                             to  12/31/2007       11.506096        12.001131      4,928,840.2004
   01/01/2008                             to  12/31/2008       12.001131         8.672324      4,853,593.9947
   01/01/2009                             to  12/31/2009        8.672324        10.739578      5,717,505.2500
=============                            ==== ==========       =========        =========      ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS B





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353         9.553604        664,625.8199
  01/01/2002    to  12/31/2002        9.553604         7.944031        568,164.5820
  01/01/2003    to  12/31/2003        7.944031        10.110304        476,838.2297
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230        25.897358            637.1521
  01/01/2007    to  12/31/2007       25.897358        29.327190         31,550.3058
  01/01/2008    to  12/31/2008       29.327190        17.816451         42,840.2070
  01/01/2009    to  12/31/2009       17.816451        25.001149         42,063.4800
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996        16.195181          2,636.0768
  01/01/2009    to  12/31/2009       16.195181        25.759215          7,106.8100
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      168.747676        97.573231          2,637.5240
  01/01/2009    to  12/31/2009       97.573231       134.137714          6,155.7400
============   ==== ==========      ==========       ==========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.918168        124,344.3071
  01/01/2002    to  12/31/2002        8.918168         7.161705        343,127.8534
  01/01/2003    to  12/31/2003        7.161705         9.337160        888,830.8003
  01/01/2004    to  12/31/2004        9.337160        10.912970      2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970        11.856027      2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986      1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643      1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099        930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236        856,851.5200
============   ==== ==========       =========        =========      ==============
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543        12.947524         38,125.0350
  01/01/2002    to  12/31/2002       12.947524        10.406767         74,312.0960
  01/01/2003    to  12/31/2003       10.406767        13.560020         72,296.4548
  01/01/2004    to  12/31/2004       13.560020        15.513927         66,642.9853
  01/01/2005    to  12/31/2005       15.513927        16.654863         61,346.2509
  01/01/2006    to  12/31/2006       16.654863        20.005792         78,123.9879
  01/01/2007    to  12/31/2007       20.005792        20.189157         86,591.4665
  01/01/2008    to  12/31/2008       20.189157        11.481842         70,704.2828
  01/01/2009    to  12/31/2009       11.481842        14.843788         57,382.9500
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.423572        18.188601          5,115.8100
============   ==== ==========       =========        =========      ==============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.081403         8.476756          1,213.6500
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.145432         9.375546        898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502        850,762.0600
============   ==== ==========       =========        =========      ==============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.277076         9.843513          1,377.2908
  01/01/2009    to  12/31/2009        9.843513        12.499594          5,064.7600
============   ==== ==========       =========        =========      ==============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.140791         82,635.2154
  01/01/2002    to  12/31/2002       17.140791        12.656819        155,704.3180
  01/01/2003    to  04/24/2003       12.656819        13.147480        160,967.6375
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.512950          55,985.1519
  01/01/2002    to  12/31/2002       10.512950         8.654755          90,565.8220
  01/01/2003    to  04/24/2003        8.654755         8.409175          92,264.6800
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.676092        15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425         224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595         203,177.1000
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.261437          15,163.7089
  01/01/2002    to  12/31/2002       14.261437        11.082847          74,302.4014
  01/01/2003    to  12/31/2003       11.082847        14.019403          76,164.4938
  01/01/2004    to  12/31/2004       14.019403        16.357674          73,351.1346
  01/01/2005    to  12/31/2005       16.357674        17.709541          73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152          83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503               0.0000
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.399082        12.073431               0.0000
  01/01/2007    to  04/27/2007       12.073431        13.336444               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.286021         908,439.4110
  01/01/2003    to  12/31/2003        8.286021         9.930208       3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208        10.885772       2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772        11.475744       2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749       2,261,675.0287
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333        13.978494         427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136       1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871       2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230       1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.992867          202,171.8531
  01/01/2004    to  12/31/2004       11.992867        13.922739          611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853          346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224          356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373                0.0000
============   ==== ==========       =========        =========       ===============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.607266          100,477.5549
  01/01/2002    to  12/31/2002       10.607266         7.412032          253,970.1795
  01/01/2003    to  04/25/2003        7.412032         7.526499          250,998.5575
============   ==== ==========       =========        =========       ===============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333        48.171871       17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871        49.250312          663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718          549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098          462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355          408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415          373,523.2900
============   ==== ==========       =========        =========       ===============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792        12.153563        6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563         8.357993        5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993        10.308953        4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953        10.119601          607,173.0361
============   ==== ==========       =========        =========       ===============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.912615        41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485        1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860        1,677,205.1000
============   ==== ==========       =========        =========       ===============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.833047         8.340204           36,078.3700
  01/01/2003    to  12/31/2003        8.340204        10.266421           72,957.4716
  01/01/2004    to  04/30/2004       10.266421        10.067069           77,912.3154
============   ==== ==========       =========        =========       ===============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.232460        244,139.7749
  01/01/2002    to  12/31/2002       12.232460        10.637552        788,350.8203
  01/01/2003    to  12/31/2003       10.637552        13.127728      1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728        13.339526      1,161,540.2930
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.457790        428,822.3630
  01/01/2002    to  12/31/2002       17.457790        15.565227      1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227        19.320918      2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918        23.719979      3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.992867        202,171.8531
  01/01/2004    to  12/31/2004       11.992867        13.922739        611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853        346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224        356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373              0.0000
============   ==== ==========       =========        =========      ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962        11.183281      3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281         8.341693      3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693        10.654094      2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094        11.201681      2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461        302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674        262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401              0.0000
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.600141         31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948        100,837.2700
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         7.033638          4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144          9,115.4400
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.569280           7,784.9071
  01/01/2009    to  12/31/2009        6.569280         8.591113          18,647.4400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.946876         8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247       1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460       1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886       1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018         920,357.3200
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.144355          10,640.9254
  01/01/2002    to  12/31/2002       10.144355        12.118940          21,618.6249
  01/01/2003    to  12/31/2003       12.118940        14.631923          18,813.9345
  01/01/2004    to  04/30/2004       14.631923        14.243593          18,787.5433
============   ==== ==========       =========        =========       ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       13.042663        13.402074        227,671.1262
   01/01/2002                             to  12/31/2002       13.402074        14.351445      1,148,656.5980
   01/01/2003                             to  12/31/2003       14.351445        14.683714      2,203,544.5312
   01/01/2004                             to  11/19/2004       14.683714        15.066905      2,618,055.6020
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.232689        19.692998          1,061.0685
   01/01/2007                             to  12/31/2007       19.692998        20.389610          1,920.2283
   01/01/2008                             to  12/31/2008       20.389610        13.503357          2,728.7651
   01/01/2009                             to  12/31/2009       13.503357        16.496076        309,507.3500
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2002                             to  12/31/2002       10.000000         7.816345        798,167.6789
   01/01/2003                             to  12/31/2003        7.816345        10.593988      1,666,013.0533
   01/01/2004                             to  12/31/2004       10.593988        11.387381      2,566,299.7340
   01/01/2005                             to  12/31/2005       11.387381        11.847505      1,826,997.9310
   01/01/2006                             to  12/31/2006       11.847505        12.832183      1,736,516.9146
   01/01/2007                             to  12/31/2007       12.832183        12.611970      1,866,339.3225
   01/01/2008                             to  12/31/2008       12.611970         7.411236      1,539,768.7032
   01/01/2009                             to  12/31/2009        7.411236         7.328008              0.0000
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.718285        179,467.1331
   01/01/2002                             to  12/31/2002       15.718285        11.496546        291,787.8619
   01/01/2003                             to  12/31/2003       11.496546        15.100620        313,107.6457
   01/01/2004                             to  11/19/2004       15.100620        16.257344        316,894.3682
=============                            ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.498247        19.215033          1,321.4963
   01/01/2007                             to  12/31/2007       19.215033        20.205784          8,016.5064
   01/01/2008                             to  12/31/2008       20.205784        17.783915         11,457.4822
   01/01/2009                             to  12/31/2009       17.783915        23.339258         11,398.8100
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.105854        10.003688        337,070.0300
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.805560        10.555519        568,420.8200
=============                            ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.720714        12.964097        136,722.3700
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728      1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022      1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929      2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568      1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349      1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470      1,233,179.5400
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050        13.305369        115,925.2441
  01/01/2002    to  12/31/2002       13.305369        10.077786        247,915.3062
  01/01/2003    to  12/31/2003       10.077786        12.615636        246,863.3748
  01/01/2004    to  04/30/2004       12.615636        12.630169        242,758.0605
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.236645          2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270        267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338      1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346      3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025      3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410      2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155      1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712      1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983      1,271,141.6700
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126        322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949        294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785        257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297        229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194        198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627        189,293.9000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.198150         68,610.0538
  01/01/2002    to  12/31/2002       12.198150         8.578154        166,184.2882
  01/01/2003    to  12/31/2003        8.578154        11.609599        314,450.3439
  01/01/2004    to  04/30/2004       11.609599        11.828180        369,411.1199
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
============   ==== ==========       =========        =========      ==============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         8.819461        259,338.4711
  01/01/2002    to  12/31/2002        8.819461         6.573580        789,242.1568
  01/01/2003    to  12/31/2003        6.573580         8.796747      1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747         9.753649      1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649        10.059071      1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914      1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605        962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158        820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745        735,115.9400
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.622994        739,828.4544
  01/01/2004    to  12/31/2004       12.622994        14.684894        587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072        487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872        369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830        237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978        233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455        245,727.7800
============   ==== ==========       =========        =========      ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631        158,964.4200
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.582037        16.299852        196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816        156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882              0.0000
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000        10.154282        279,466.3573
  01/01/2002    to  12/31/2002       10.154282        10.122875        703,780.8875
  01/01/2003    to  12/31/2003       10.122875        10.025490        721,421.2419
  01/01/2004    to  12/31/2004       10.025490         9.949131        552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594        10.156586          7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717        735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657      3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458      5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186      4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039      3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974      2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351      2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208      2,209,612.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628        11.732904      1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235        943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539        541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742        512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662        455,668.4700
============   ==== ==========       =========        =========      ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.731978       62,193.1299
  01/01/2004    to  12/31/2004       11.731978        12.108329       91,991.4412
  01/01/2005    to  04/30/2005       12.108329        11.137070            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.561403        11.176208      279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885      269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691      249,470.7800
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.713153        14.264505        5,823.4100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.123353      503,350.9232
  01/01/2003    to  12/31/2003        9.123353        10.501575      828,430.4620
  01/01/2004    to  12/31/2004       10.501575        11.493282      924,868.6720
  01/01/2005    to  12/31/2005       11.493282        11.657051      620,232.2080
  01/01/2006    to  12/31/2006       11.657051        12.867217      599,012.5193
  01/01/2007    to  12/31/2007       12.867217        13.209784      569,525.9290
  01/01/2008    to  12/31/2008       13.209784        10.114637      484,924.5747
  01/01/2009    to  12/31/2009       10.114637        11.799634      448,795.2600
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.982457        11.145871        7,070.1581
  01/01/2009    to  12/31/2009       11.145871        13.253374       14,732.4200
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585        16.824885       16,865.1203
  01/01/2006    to  12/31/2006       16.824885        19.304552       44,608.5775
  01/01/2007    to  12/31/2007       19.304552        20.226655       56,892.9112
  01/01/2008    to  12/31/2008       20.226655        11.855415       45,162.6395
  01/01/2009    to  12/31/2009       11.855415        16.343625       41,975.9500
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.037577          79,684.9355
  01/01/2004    to  12/31/2004       12.037577        13.272548         179,474.3023
  01/01/2005    to  12/31/2005       13.272548        13.809168         109,463.1126
  01/01/2006    to  12/31/2006       13.809168        16.183832         117,689.0897
  01/01/2007    to  12/31/2007       16.183832        16.466350         122,252.2043
  01/01/2008    to  12/31/2008       16.466350        11.180272          95,573.7492
  01/01/2009    to  12/31/2009       11.180272        14.051174          71,605.3100
============   ==== ==========       =========        =========       ==============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.222898          50,584.1475
  01/01/2002    to  12/31/2002       11.222898         8.965451         101,301.4628
  01/01/2003    to  12/31/2003        8.965451        11.261659         156,210.8452
  01/01/2004    to  12/31/2004       11.261659        12.338602         143,452.9459
  01/01/2005    to  12/31/2005       12.338602        12.803698         121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138         100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101          91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072          68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570          65,403.4300
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.455111        13.042619         384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586         317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094       3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668       3,504,983.5700
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.514026        12.126242       1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561       1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529       8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271       8,415,942.3600
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705         213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090         895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270         956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490       1,056,137.4600
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.132810        12.785659        1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806        1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995        9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777        8,937,190.6700
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616        1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713        2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939        2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654        2,467,051.0500
============   ==== ==========       =========        =========        ==============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       24.758789        25.648127          197.5775
   01/01/2007                             to  12/31/2007       25.648127        29.015768        7,287.9249
   01/01/2008                             to  12/31/2008       29.015768        17.609553       16,560.8155
   01/01/2009                             to  12/31/2009       17.609553        24.686123       33,698.6800
=============                            ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       31.673561        16.023082        4,775.8293
   01/01/2009                             to  12/31/2009       16.023082        25.460029       13,393.2000
=============                            ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      164.707097        95.172164        1,817.9992
   01/01/2009                             to  12/31/2009       95.172164       130.706105        6,031.5400
=============                            ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.905742        18.684055       12,473.6892
   01/01/2007                             to  12/31/2007       18.684055        18.836352       22,224.2986
   01/01/2008                             to  12/31/2008       18.836352        10.701719       20,143.8381
   01/01/2009                             to  12/31/2009       10.701719        13.821411       17,925.7300
=============                            ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       14.241760        17.947491       10,116.6600
=============                            ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.003017         8.377402        1,790.7700
=============                            ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.077087         9.331819      119,385.5653
   01/01/2009                             to  12/31/2009        9.331819        12.386008      123,328.4800
=============                            ==== ==========      ==========       ==========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.237418         9.807451            0.0000
   01/01/2009                             to  12/31/2009        9.807451        12.441347        2,578.0700
=============                            ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.605583        15.610081       81,786.3092
   01/01/2008                             to  12/31/2008       15.610081         9.487441       83,560.4552
   01/01/2009                             to  12/31/2009        9.487441        12.782003       74,735.6300
=============                            ==== ==========      ==========       ==========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596        14.565078        2,066.9340
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.387288        12.052945            0.0000
  01/01/2007    to  04/27/2007       12.052945        13.309480            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561      305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239      406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781      361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333      361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573      322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878      347,416.7100
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516       66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852      177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175      184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.155329        47.778007      272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131      364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091      364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957      301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576      283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212      281,035.1100
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992      169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578      427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333      490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590      468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880      450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020      452,727.7600
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516          66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852         177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175         184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.595589          27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223          81,283.8900
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         7.028791         240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095         423,205.5200
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.564751           3,300.0033
  01/01/2009    to  12/31/2009        6.564751         8.576608           6,987.2500
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943         237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766         230,972.3400
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897         341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338         466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005         468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392         353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297         331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935         304,202.6500
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.930965         8.605857         491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759         559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393         484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755         420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159         393,920.1800
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784        12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967         950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824       1,064,205.4200
============   ==== ==========       =========        =========       ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.431310        14.895701          88,025.7612
=============                            ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.010843        19.440490               0.0000
   01/01/2007                             to  12/31/2007       19.440490        20.107937               0.0000
   01/01/2008                             to  12/31/2008       20.107937        13.303438             422.3245
   01/01/2009                             to  12/31/2009       13.303438        16.235601          93,222.4500
=============                            ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.589837        11.357010         103,152.8346
   01/01/2005                             to  12/31/2005       11.357010        11.804135         219,351.0393
   01/01/2006                             to  12/31/2006       11.804135        12.772469         254,169.9468
   01/01/2007                             to  12/31/2007       12.772469        12.540664         278,990.0395
   01/01/2008                             to  12/31/2008       12.540664         7.361924         270,392.5777
   01/01/2009                             to  05/01/2009        7.361924         7.276825               0.0000
=============                            ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388        15.796607             318.2712
=============                            ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.280518        18.976282           1,259.8377
   01/01/2007                             to  12/31/2007       18.976282        19.934673           1,105.8896
   01/01/2008                             to  12/31/2008       19.934673        17.527708           1,304.8099
   01/01/2009                             to  12/31/2009       17.527708        22.980047           7,105.5900
=============                            ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.076740         9.961190         476,698.5500
=============                            ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.773942        10.510685       1,136,777.6500
=============                            ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.650457        12.877885         206,528.0600
=============                            ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998767        10.468869         253,637.4236
   01/01/2006                             to  12/31/2006       10.468869        11.969030         447,480.3448
   01/01/2007                             to  12/31/2007       11.969030        11.496053         371,673.8688
   01/01/2008                             to  12/31/2008       11.496053         7.257528         355,651.9537
   01/01/2009                             to  12/31/2009        7.257528         9.050430         386,669.8600
=============                            ==== ==========       =========        =========       ==============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.756346         9.716826       32,116.1204
   01/01/2005                             to  12/31/2005        9.716826        10.011111       58,534.9431
   01/01/2006                             to  12/31/2006       10.011111        10.687997       66,336.3304
   01/01/2007                             to  12/31/2007       10.687997        13.000146       69,038.9889
   01/01/2008                             to  12/31/2008       13.000146         6.818846       65,637.5654
   01/01/2009                             to  12/31/2009        6.818846        10.564501       72,675.5000
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       44.029505        44.188654       74,302.8705
   01/01/2006                             to  12/31/2006       44.188654        45.333507       92,692.1192
   01/01/2007                             to  12/31/2007       45.333507        47.344271       59,039.2640
   01/01/2008                             to  12/31/2008       47.344271        44.928249       55,411.6887
   01/01/2009                             to  12/31/2009       44.928249        48.323937       64,201.7700
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.885022        11.197009        1,749.3000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       15.402848        16.101595          143.4410
   01/01/2008                             to  12/31/2008       16.101595         9.097531          155.2289
   01/01/2009                             to  12/31/2009        9.097531         8.649652            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177        10.040284       44,106.0766
   01/01/2006                             to  12/31/2006       10.040284        10.341366      339,207.9758
   01/01/2007                             to  12/31/2007       10.341366        10.677005      201,616.3369
   01/01/2008                             to  12/31/2008       10.677005        10.790988      715,282.3957
   01/01/2009                             to  12/31/2009       10.790988        10.657244      464,993.6500
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.979567         9.932521       35,261.8340
   01/01/2005                             to  04/30/2005        9.932521         9.942272            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586        898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737      1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670      1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968      1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576      1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607      1,070,302.8800
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.208800         4.390890         36,349.2485
  01/01/2005    to  04/30/2005        4.390890         4.037361              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.492241        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.707684        14.247829              0.0000
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       36.145109        39.276210         22,036.3904
  01/01/2005    to  12/31/2005       39.276210        39.796170         46,848.0953
  01/01/2006    to  12/31/2006       39.796170        43.883806         53,098.2004
  01/01/2007    to  12/31/2007       43.883806        45.006877         51,939.8649
  01/01/2008    to  12/31/2008       45.006877        34.426851         49,857.3941
  01/01/2009    to  12/31/2009       34.426851        40.121884         52,419.7200
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896        11.029892          1,337.5785
  01/01/2009    to  12/31/2009       11.029892        13.102354         12,044.8900
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694        16.676933          10,305.5086
  01/01/2006    to  12/31/2006       16.676933        19.115723          25,997.4015
  01/01/2007    to  12/31/2007       19.115723        20.008676          22,834.5526
  01/01/2008    to  12/31/2008       20.008676        11.715866          21,171.3087
  01/01/2009    to  12/31/2009       11.715866        16.135099          22,277.3100
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.011184        13.236617          29,381.5968
  01/01/2005    to  12/31/2005       13.236617        13.758065          62,193.2345
  01/01/2006    to  12/31/2006       13.758065        16.107881          73,398.4950
  01/01/2007    to  12/31/2007       16.107881        16.372605          71,129.9347
  01/01/2008    to  12/31/2008       16.372605        11.105452          62,190.1508
  01/01/2009    to  12/31/2009       11.105452        13.943187          54,470.2500
============   ==== ==========       =========        =========       ==============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       43.934444        47.658643             802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839             980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590             893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062             927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321             871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043             625.0800
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.436578        13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.496890        12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568       7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426       8,277,543.4200
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221        11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397         838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591         860,798.3100
============   ==== ==========       =========        =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.114755        12.758172        5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195        6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398        9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347        9,220,467.7200
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614        11.580662          958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397        1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314        1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208        2,296,602.2900
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.542879        4,249.0018
  01/01/2002    to  12/31/2002        9.542879         7.923193        3,598.3524
  01/01/2003    to  12/31/2003        7.923193        10.068687        3,531.0351
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915        25.524411            0.0000
  01/01/2007    to  12/31/2007       25.524411        28.861300        4,394.7047
  01/01/2008    to  12/31/2008       28.861300        17.507013        5,232.3262
  01/01/2009    to  12/31/2009       17.507013        24.530121        8,875.0000
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.515648        15.937781           16.7023
  01/01/2009    to  12/31/2009       15.937781        25.311848          620.6900
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      162.724666        93.994729          344.3839
  01/01/2009    to  12/31/2009       93.994729       129.024577          361.4000
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.908162        6,921.1995
  01/01/2002    to  12/31/2002        8.908162         7.142932       33,471.4718
  01/01/2003    to  12/31/2003        7.142932         9.298745       94,294.5319
  01/01/2004    to  12/31/2004        9.298745        10.851748      334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900      371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172      285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824      196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208      162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712      146,268.9000
============   ==== ==========      ==========       ==========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543        12.933004        6,866.8274
  01/01/2002    to  12/31/2002       12.933004        10.379482        1,919.6369
  01/01/2003    to  12/31/2003       10.379482        13.504219        7,452.5961
  01/01/2004    to  12/31/2004       13.504219        15.426876        7,074.5718
  01/01/2005    to  12/31/2005       15.426876        16.536666        5,945.3501
  01/01/2006    to  12/31/2006       16.536666        18.650066        7,401.7946
  01/01/2007    to  12/31/2007       18.650066        19.985768       12,642.5194
  01/01/2008    to  12/31/2008       19.985768        11.349048       11,111.0542
  01/01/2009    to  12/31/2009       11.349048        14.650123        9,563.6800
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.151781        17.828224       62,347.0700
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.964178         8.328199            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.043008         9.310030      272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911      276,749.2300
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.217648         9.789482          592.4558
  01/01/2009    to  12/31/2009        9.789482        12.412346          589.9000
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.121564       17,314.5245
  01/01/2002    to  12/31/2002       17.121564        12.623646       30,436.0692
  01/01/2003    to  04/24/2003       12.623646        13.106879       31,235.9440
============   ==== ==========       =========        =========      ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.501147        3,170.7009
  01/01/2002    to  12/31/2002       10.501147         8.632060        6,567.7132
  01/01/2003    to  04/24/2003        8.632060         8.383197        7,078.1100
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.245441        4,411.6646
  01/01/2002    to  12/31/2002       14.245441        11.053795       11,030.1973
  01/01/2003    to  12/31/2003       11.053795        13.961730       10,511.3672
  01/01/2004    to  12/31/2004       13.961730        16.265910       10,734.7069
  01/01/2005    to  12/31/2005       16.265910        17.583892       11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430        9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.381396        12.042715            0.0000
  01/01/2007    to  04/27/2007       12.042715        13.296019            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST
SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.277696      162,696.0851
  01/01/2003    to  12/31/2003        8.277696         9.905380      576,458.6760
  01/01/2004    to  12/31/2004        9.905380        10.842241      533,126.5929
  01/01/2005    to  12/31/2005       10.842241        11.412777      466,886.2052
  01/01/2006    to  04/30/2006       11.412777        11.922161      460,018.0948
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133       60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578      163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858      631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.980868       22,204.3985
  01/01/2004    to  12/31/2004       11.980868        13.887916       63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885       66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724       60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722            0.0000
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.595365        7,426.8237
  01/01/2002    to  12/31/2002       10.595365         7.392581       29,017.1266
  01/01/2003    to  04/25/2003        7.392581         7.503232       30,338.3825
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556        47.094351      125,576.7045
  01/01/2005    to  12/31/2005       47.094351        48.076720      109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170       98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089       78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369       70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620       65,317.6500
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.139920       33,901.7316
  01/01/2002    to  12/31/2002       12.139920         8.336069       67,056.6989
  01/01/2003    to  12/31/2003        8.336069        10.266527       60,606.4895
  01/01/2004    to  04/30/2004       10.266527        10.072988       59,088.0207
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653        41.344503       54,492.9747
  01/01/2002    to  12/31/2002       41.344503        33.332049      194,321.1339
  01/01/2003    to  12/31/2003       33.332049        42.905952      529,074.4655
  01/01/2004    to  12/31/2004       42.905952        47.587002      641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417      598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289      551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185      486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814      411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431      395,436.6000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.815494         8.318328          510.7459
  01/01/2003    to  12/31/2003        8.318328        10.224189       13,484.8305
  01/01/2004    to  04/30/2004       10.224189        10.020717       14,797.2459
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.219247       16,227.4589
  01/01/2002    to  12/31/2002       12.219247        10.610126       65,034.6251
  01/01/2003    to  12/31/2003       10.610126        13.074268      114,558.5626
  01/01/2004    to  04/30/2004       13.074268        13.278657      124,603.1871
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.438226       34,239.2506
  01/01/2002    to  12/31/2002       17.438226        15.524450      187,121.2024
  01/01/2003    to  12/31/2003       15.524450        19.241447      362,407.2067
  01/01/2004    to  12/31/2004       19.241447        23.586938      465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115      466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692      400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727      320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.980868       22,204.3985
  01/01/2004    to  12/31/2004       11.980868        13.887916       63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885       66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724       60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.170733       28,344.4771
  01/01/2002    to  12/31/2002       11.170733         8.319806       44,231.3087
  01/01/2003    to  12/31/2003        8.319806        10.610223       40,787.5850
  01/01/2004    to  12/31/2004       10.610223        11.138793       38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104       34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493       30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.593315       37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374      132,880.4000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         7.026370      586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585      877,303.5700
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.562488        2,663.6584
  01/01/2009    to  12/31/2009        6.562488         8.569370        4,737.5700
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667      364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869      410,476.1700
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336             631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814          21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731         189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240         651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052         854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560         785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236         652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197         596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369         540,968.0700
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.897927         8.567167         815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212         844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981         762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980         679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918         545,880.7200
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052        12.022053       1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714       1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484       1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600       1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402       1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905       1,338,326.3400
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.132982              10.2502
  01/01/2002    to  12/31/2002       10.132982        12.087221              10.2502
  01/01/2003    to  12/31/2003       12.087221        14.571765               0.0000
  01/01/2004    to  04/30/2004       14.571765        14.178039               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.387055          41,432.7406
  01/01/2002    to  12/31/2002       13.387055        14.313884         172,677.9173
  01/01/2003    to  12/31/2003       14.313884        14.623334         397,916.4236
  01/01/2004    to  11/19/2004       14.623334        14.985048         488,702.6419
============   ==== ==========       =========        =========       ==============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.900934        19.315452          297.5903
   01/01/2007                             to  12/31/2007       19.315452        19.968564          296.0240
   01/01/2008                             to  12/31/2008       19.968564        13.204595          293.5339
   01/01/2009                             to  12/31/2009       13.204595        16.106921       44,833.3200
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2002                             to  12/31/2002       10.000000         7.808491       21,107.3594
   01/01/2003                             to  12/31/2003        7.808491        10.567500       68,117.8434
   01/01/2004                             to  12/31/2004       10.567500        11.341842      173,638.0331
   01/01/2005                             to  12/31/2005       11.341842        11.782494      184,554.5275
   01/01/2006                             to  12/31/2006       11.782494        12.742697      180,788.2114
   01/01/2007                             to  12/31/2007       12.742697        12.505142      211,505.2505
   01/01/2008                             to  12/31/2008       12.505142         7.337382      194,297.1720
   01/01/2009                             to  12/31/2009        7.337382         7.251359            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.700656       15,191.4851
   01/01/2002                             to  12/31/2002       15.700656        11.466409       30,611.9806
   01/01/2003                             to  12/31/2003       11.466409        15.038501       34,498.3828
   01/01/2004                             to  11/19/2004       15.038501        16.169597       33,225.5981
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.172616        18.858020            0.0000
   01/01/2007                             to  12/31/2007       18.858020        19.800484            0.0000
   01/01/2008                             to  12/31/2008       19.800484        17.400998        2,947.4451
   01/01/2009                             to  12/31/2009       17.400998        22.802536        2,934.5000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.062226         9.940016       78,382.7900
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.758179        10.488347      232,249.8700
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.615484        12.834995      462,144.7100
=============                            ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452        11.989635        196,908.9803
  01/01/2005    to  12/31/2005       11.989635        12.552755        246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471        439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316        264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889        235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953        196,474.3600
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050        13.290455         10,831.3240
  01/01/2002    to  12/31/2002       13.290455        10.051367         24,494.7977
  01/01/2003    to  12/31/2003       10.051367        12.563726         25,258.1947
  01/01/2004    to  04/30/2004       12.563726        12.572003         25,337.2754
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988             13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110         39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811        776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043      1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836         51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221         53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166         51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804         44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323         39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095         39,050.9400
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.184460          3,991.9892
  01/01/2002    to  12/31/2002       12.184460         8.555648         21,382.9036
  01/01/2003    to  12/31/2003        8.555648        11.561812         37,584.6195
  01/01/2004    to  04/30/2004       11.561812        11.773691         54,491.8815
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
============   ==== ==========       =========        =========        ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.809572         32,737.4121
  01/01/2002    to  12/31/2002        8.809572         6.556337        116,424.7873
  01/01/2003    to  12/31/2003        6.556337         8.760522        173,081.3700
  01/01/2004    to  12/31/2004        8.760522         9.698886        181,782.3903
  01/01/2005    to  12/31/2005        9.698886         9.987647        178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629        151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695        138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639        126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643        120,262.9800
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.610360        140,098.9043
  01/01/2004    to  12/31/2004       12.610360        14.648163        134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407        43.697348         42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124         29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027         13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024         14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089         12,880.0500
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560         20,068.7100
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.314028        16.003372          21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492          16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743         9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094       1,525,154.2500
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681        11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236         363,240.7200
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.720239          208.3166
  01/01/2004    to  12/31/2004       11.720239        12.078039        5,789.1309
  01/01/2005    to  04/30/2005       12.078039        11.103774            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.457777        11.064882       57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804       44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706       39,882.1000
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.704953        14.239504            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.114200       13,180.3249
  01/01/2003    to  12/31/2003        9.114200        10.475325       38,595.7840
  01/01/2004    to  12/31/2004       10.475325        11.447329       69,374.1130
  01/01/2005    to  12/31/2005       11.447329        11.593093       68,773.2473
  01/01/2006    to  12/31/2006       11.593093        12.777498       67,553.7176
  01/01/2007    to  12/31/2007       12.777498        13.097912       75,175.2006
  01/01/2008    to  12/31/2008       13.097912        10.013885       67,779.8134
  01/01/2009    to  12/31/2009       10.013885        11.664595       68,068.3900
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.749741        10.972398            0.0000
  01/01/2009    to  12/31/2009       10.972398        13.027544        2,642.5200
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605        16.603445          414.0341
  01/01/2006    to  12/31/2006       16.603445        19.022002        6,280.9643
  01/01/2007    to  12/31/2007       19.022002        19.900569        9,143.3551
  01/01/2008    to  12/31/2008       19.900569        11.646713        8,688.1437
  01/01/2009    to  12/31/2009       11.646713        16.031847        8,631.5600
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.025534           1,586.0526
  01/01/2004    to  12/31/2004       12.025534        13.239350           8,947.7784
  01/01/2005    to  12/31/2005       13.239350        13.754048          10,394.7453
  01/01/2006    to  12/31/2006       13.754048        16.095153          10,706.5191
  01/01/2007    to  12/31/2007       16.095153        16.351444          16,964.8316
  01/01/2008    to  12/31/2008       16.351444        11.085529          15,194.6944
  01/01/2009    to  12/31/2009       11.085529        13.911220          11,193.7600
============   ==== ==========       =========        =========      ===============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.210673           1,670.1211
  01/01/2002    to  12/31/2002       11.210673         8.942238           4,937.3753
  01/01/2003    to  12/31/2003        8.942238        11.215695          13,112.2880
  01/01/2004    to  12/31/2004       11.215695        12.269782           9,999.9104
  01/01/2005    to  12/31/2005       12.269782        12.713260           9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053           9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945           8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541           8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020           8,711.8200
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.427319        13.000581         825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061         841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.488328        12.087152       7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300       9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141      10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112      10,269,763.0200
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726         823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009       1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519       2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254       2,497,299.8200
============   ==== ==========       =========        =========      ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.105734        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
============   ==== ==========       =========        =========       ===============

CLASS B





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.535727       21,294.4654
  01/01/2002    to  12/31/2002        9.535727         7.909335       27,774.5292
  01/01/2003    to  12/31/2003        7.909335        10.041034       25,052.4888
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932        25.278856        1,475.4841
  01/01/2007    to  12/31/2007       25.278856        28.554934       13,506.2041
  01/01/2008    to  12/31/2008       28.554934        17.303773       18,245.0621
  01/01/2009    to  12/31/2009       17.303773        24.221121       21,831.2200
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416          402.3475
  01/01/2009    to  12/31/2009       15.768416        25.017855        2,141.7700
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      158.828273        91.681703        1,257.7424
  01/01/2009    to  12/31/2009       91.681703       125.723749        2,250.9600
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.901506       39,277.3430
  01/01/2002    to  12/31/2002        8.901506         7.130450       77,052.7594
  01/01/2003    to  12/31/2003        7.130450         9.273224      128,520.8928
  01/01/2004    to  12/31/2004        9.273224        10.811123      395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144      545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535      522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176      307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644      240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228      247,392.2000
============   ==== ==========      ==========       ==========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543        12.923341       21,140.4467
  01/01/2002    to  12/31/2002       12.923341        10.361354       24,276.1442
  01/01/2003    to  12/31/2003       10.361354        13.467177       24,340.8032
  01/01/2004    to  12/31/2004       13.467177        15.369147       19,154.6436
  01/01/2005    to  12/31/2005       15.369147        16.458365       17,116.1759
  01/01/2006    to  12/31/2006       16.458365        19.720558       27,860.5634
  01/01/2007    to  12/31/2007       19.720558        19.851342       36,784.8167
  01/01/2008    to  12/31/2008       19.851342        11.261386       34,265.6031
  01/01/2009    to  12/31/2009       11.261386        14.522432       30,273.0700
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.973394        17.591890       17,794.7400
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.887089         8.230585            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.975049         9.266596      283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998      264,500.0400
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.178168         9.753617          353.1440
  01/01/2009    to  12/31/2009        9.753617        12.354505          559.3000
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.108764       51,957.5673
  01/01/2002    to  12/31/2002       17.108764        12.601558       61,368.8820
  01/01/2003    to  04/24/2003       12.601558        13.079856       63,079.0136
============   ==== ==========       =========        =========      ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.493282       13,199.5909
  01/01/2002    to  12/31/2002       10.493282         8.616959       28,055.7635
  01/01/2003    to  04/24/2003        8.616959         8.365912       28,085.5700
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213        15.440795      309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413      281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418      255,106.3100
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.234792          19,151.7733
  01/01/2002    to  12/31/2002       14.234792        11.034466          26,356.4036
  01/01/2003    to  12/31/2003       11.034466        13.923398          29,137.8876
  01/01/2004    to  12/31/2004       13.923398        16.204999          27,032.2201
  01/01/2005    to  12/31/2005       16.204999        17.500594          24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732          23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748               0.0000
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.369624        12.022287               0.0000
  01/01/2007    to  04/27/2007       12.022287        13.269146               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.272157         154,240.0671
  01/01/2003    to  12/31/2003        8.272157         9.888863         320,486.8723
  01/01/2004    to  12/31/2004        9.888863        10.813315         301,118.6436
  01/01/2005    to  12/31/2005       10.813315        11.370986         275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667         267,085.5308
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076         875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701         788,356.3700
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.972863           9,188.4004
  01/01/2004    to  12/31/2004       11.972863        13.864733          50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012          97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966         108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598               0.0000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.587451          51,773.1277
  01/01/2002    to  12/31/2002       10.587451         7.379656          91,642.5240
  01/01/2003    to  04/25/2003        7.379656         7.487776          88,546.9313
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288        46.389254         211,274.3363
  01/01/2005    to  12/31/2005       46.389254        47.309714         191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993         158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616         131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632         108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141         102,178.2400
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.130840         179,253.1161
  01/01/2002    to  12/31/2002       12.130840         8.321485         242,304.1611
  01/01/2003    to  12/31/2003        8.321485        10.238325         208,747.0262
  01/01/2004    to  04/30/2004       10.238325        10.042015         211,777.1345
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345        41.312239         333,795.0812
  01/01/2002    to  12/31/2002       41.312239        33.272684       1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684        42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777        47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337       1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563       1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263       1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706         874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455         782,558.3000
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.803813         8.303774           7,715.2654
  01/01/2003    to  12/31/2003        8.303774        10.196100           8,331.5277
  01/01/2004    to  04/30/2004       10.196100         9.989902           8,449.0272
============   ==== ==========       =========        =========       ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.210438         283,891.4512
  01/01/2002    to  12/31/2002       12.210438        10.591865         438,433.3442
  01/01/2003    to  12/31/2003       10.591865        13.038724         457,398.9074
  01/01/2004    to  04/30/2004       13.038724        13.238207         408,778.6238
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.425201        180,685.9894
  01/01/2002    to  12/31/2002       17.425201        15.497327        409,606.1774
  01/01/2003    to  12/31/2003       15.497327        19.188657        530,189.8002
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.972863          9,188.4004
  01/01/2004    to  12/31/2004       11.972863        13.864733         50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012         97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966        108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.162385        138,388.6558
  01/01/2002    to  12/31/2002       11.162385         8.305264        192,895.6692
  01/01/2003    to  12/31/2003        8.305264        10.581112        156,192.6422
  01/01/2004    to  12/31/2004       10.581112        11.097097        125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767         21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684         81,813.5000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
============   ==== ==========       =========        =========        ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.557963          9,215.5822
  01/01/2009    to  12/31/2009        6.557963         8.554902         14,337.9900
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147        299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171        519,731.2100
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.865453         8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779       1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579       1,157,954.3500
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887        11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722       2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425       2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264       2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346       1,996,167.5900
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.125396           2,729.5152
  01/01/2002    to  12/31/2002       10.125396        12.066122           3,408.8083
  01/01/2003    to  12/31/2003       12.066122        14.531807           3,070.3777
  01/01/2004    to  04/30/2004       14.531807        14.134513           2,487.0466
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.377050         145,492.1584
  01/01/2002    to  12/31/2002       13.377050        14.288890         296,580.0861
  01/01/2003    to  12/31/2003       14.288890        14.583206         387,732.3768
  01/01/2004    to  11/19/2004       14.583206        14.930708         434,416.9639
============   ==== ==========       =========        =========       ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.683202        19.067873        2,230.4680
   01/01/2007                             to  12/31/2007       19.067873        19.692805          210.6586
   01/01/2008                             to  12/31/2008       19.692805        13.009163        2,604.3026
   01/01/2009                             to  12/31/2009       13.009163        15.852668       87,966.1600
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2002                             to  12/31/2002       10.000000         7.803262      123,611.0320
   01/01/2003                             to  12/31/2003        7.803262        10.549879      281,063.6073
   01/01/2004                             to  12/31/2004       10.549879        11.311583      480,706.5590
   01/01/2005                             to  12/31/2005       11.311583        11.739347      526,151.6279
   01/01/2006                             to  12/31/2006       11.739347        12.683378      447,355.9250
   01/01/2007                             to  12/31/2007       12.683378        12.434415      656,291.1625
   01/01/2008                             to  12/31/2008       12.434415         7.288546      568,911.4393
   01/01/2009                             to  12/31/2009        7.288546         7.200696            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.688912       49,822.4695
   01/01/2002                             to  12/31/2002       15.688912        11.446361       85,618.1983
   01/01/2003                             to  12/31/2003       11.446361        14.997217       86,194.3312
   01/01/2004                             to  11/19/2004       14.997217        16.110947       75,748.8035
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.958794        18.623787          514.0850
   01/01/2007                             to  12/31/2007       18.623787        19.534903        2,408.1784
   01/01/2008                             to  12/31/2008       19.534903        17.150388        1,385.7801
   01/01/2009                             to  12/31/2009       17.150388        22.451691        1,641.1800
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.033275         9.897797      178,465.8900
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.726737        10.443805      516,278.8100
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.545830        12.749612      402,376.5800
=============                            ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845        11.916121        222,600.4184
  01/01/2005    to  12/31/2005       11.916121        12.463356        358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295        926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686        481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334        410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121        343,575.8300
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050        13.280510         30,005.1698
  01/01/2002    to  12/31/2002       13.280510        10.033783         50,190.6864
  01/01/2003    to  12/31/2003       10.033783        12.529229         47,195.9367
  01/01/2004    to  04/30/2004       12.529229        12.533363         46,604.1592
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557        107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032        874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870      2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954         75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094         69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140         50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068         43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770         32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132         32,216.5000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.175342         24,956.1260
  01/01/2002    to  12/31/2002       12.175342         8.540681         55,319.8510
  01/01/2003    to  12/31/2003        8.540681        11.530067         67,277.0956
  01/01/2004    to  04/30/2004       11.530067        11.737509         78,239.1365
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
============   ==== ==========       =========        =========        ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.802984        103,222.3907
  01/01/2002    to  12/31/2002        8.802984         6.544880        261,933.6938
  01/01/2003    to  12/31/2003        6.544880         8.736494        335,535.6865
  01/01/2004    to  12/31/2004        8.736494         9.662589        328,427.4924
  01/01/2005    to  12/31/2005        9.662589         9.940352        312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585        294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538        259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158        216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948        204,011.0200
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.601949         54,003.9453
  01/01/2004    to  12/31/2004       12.601949        14.623726         52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945         52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940         40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031         35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951         33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846         44,030.8400
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530        42.731058         63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618         89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270         36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853         29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072         32,262.9300
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381         55,634.4600
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.137983        15.808790          80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631          57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443          77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868         745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501        11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679         814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133         619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809         518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433         473,899.6900
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.712423        2,792.1866
  01/01/2004    to  12/31/2004       11.712423        12.057889       11,242.5239
  01/01/2005    to  04/30/2005       12.057889        11.081632            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.389234        10.991307      111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902       98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167       99,092.4000
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.699488        14.222857        7,447.7100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.108103       21,255.2655
  01/01/2003    to  12/31/2003        9.108103        10.457852       57,713.8244
  01/01/2004    to  12/31/2004       10.457852        11.416784       97,449.0607
  01/01/2005    to  12/31/2005       11.416784        11.550635      138,420.8319
  01/01/2006    to  12/31/2006       11.550635        12.718014      147,041.3036
  01/01/2007    to  12/31/2007       12.718014        13.023835      151,802.9167
  01/01/2008    to  12/31/2008       13.023835         9.947255      145,120.6649
  01/01/2009    to  12/31/2009        9.947255        11.575401      140,553.5700
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.596445        10.858225        1,591.7148
  01/01/2009    to  12/31/2009       10.858225        12.879096        7,037.9400
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179        16.457492        6,398.4830
  01/01/2006    to  12/31/2006       16.457492        18.836003       22,835.9704
  01/01/2007    to  12/31/2007       18.836003        19.686179       27,297.4513
  01/01/2008    to  12/31/2008       19.686179        11.509665       20,912.6683
  01/01/2009    to  12/31/2009       11.509665        15.827360       19,232.9800
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.017508           6,399.4784
  01/01/2004    to  12/31/2004       12.017508        13.217257          23,783.2320
  01/01/2005    to  12/31/2005       13.217257        13.717413          49,629.5889
  01/01/2006    to  12/31/2006       13.717413        16.036286          52,069.4195
  01/01/2007    to  12/31/2007       16.036286        16.275265          53,734.0353
  01/01/2008    to  12/31/2008       16.275265        11.022796          43,956.4594
  01/01/2009    to  12/31/2009       11.022796        13.818668          39,517.9000
============   ==== ==========       =========        =========       ==============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.202545          21,753.2700
  01/01/2002    to  12/31/2002       11.202545         8.926812          22,603.5346
  01/01/2003    to  12/31/2003        8.926812        11.185167          21,303.3222
  01/01/2004    to  12/31/2004       11.185167        12.224123          40,084.3715
  01/01/2005    to  12/31/2005       12.224123        12.653328          44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259          39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933          35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124          39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969          31,285.0300
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.408821        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.471224        12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798         639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424         812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871       1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781       1,178,507.5300
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.087713        12.717038        5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001        5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
============   ==== ==========       =========        =========        ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       24.175086        25.035574          299.5594
   01/01/2007                             to  12/31/2007       25.035574        28.251709          460.5152
   01/01/2008                             to  12/31/2008       28.251709        17.102826        1,148.9490
   01/01/2009                             to  12/31/2009       17.102826        23.915921        1,471.0200
=============                            ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       30.891376        15.600850            0.0000
   01/01/2009                             to  12/31/2009       15.600850        24.727275          765.7300
=============                            ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      155.025157        89.425584           60.6883
   01/01/2009                             to  12/31/2009       89.425584       122.507349          265.0200
=============                            ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.780324        18.514734          620.1999
   01/01/2007                             to  12/31/2007       18.514734        18.618787        1,496.7762
   01/01/2008                             to  12/31/2008       18.618787        10.551561        1,514.8605
   01/01/2009                             to  12/31/2009       10.551561        13.593456        1,289.9200
=============                            ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.797256        17.358689       39,039.9500
=============                            ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        6.810853         8.134115            0.0000
=============                            ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.907360         9.223364      132,254.2543
   01/01/2009                             to  12/31/2009        9.223364        12.211480      120,940.1600
=============                            ==== ==========      ==========       ==========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.138805         9.717884            0.0000
   01/01/2009                             to  12/31/2009        9.717884        12.296934          178.6700
=============                            ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.430482        15.428895      144,273.1358
   01/01/2008                             to  12/31/2008       15.428895         9.353781      129,427.3998
   01/01/2009                             to  12/31/2009        9.353781        12.570466      118,950.5200
=============                            ==== ==========      ==========       ==========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.319307        14.252550           41.1182
  01/01/2005    to  12/31/2005       14.252550        15.376713           40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799        2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.357861        12.001887            0.0000
  01/01/2007    to  04/27/2007       12.001887        13.242317            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098      685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269      537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637      542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730      519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064      436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065      409,103.2100
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.046833        47.578964      429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042       12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474       25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252       27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534       24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687      271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588      353,417.2600
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.553441            0.0000
  01/01/2009    to  12/31/2009        6.553441         8.540458          382.5800
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.891325         8.548668      994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556      971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174      883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685      799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002      718,927.0700
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443        12.019969      763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499      699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736      849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413      719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178      776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440      831,331.4600
============   ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.145175        14.580471        4,353.1515
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.468039        18.823377            0.0000
   01/01/2007                             to  12/31/2007       18.823377        19.420755            0.0000
   01/01/2008                             to  12/31/2008       19.420755        12.816558          474.0838
   01/01/2009                             to  12/31/2009       12.816558        15.602348        5,565.8800
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.536806        11.281419        3,772.1408
   01/01/2005                             to  12/31/2005       11.281419        11.696374       10,930.0985
   01/01/2006                             to  12/31/2006       11.696374        12.624352       12,990.4301
   01/01/2007                             to  12/31/2007       12.624352        12.364105       10,859.2398
   01/01/2008                             to  12/31/2008       12.364105         7.240045        8,554.2837
   01/01/2009                             to  05/01/2009        7.240045         7.150397            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.423600        15.462288           92.9188
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.747410        18.392377            0.0000
   01/01/2007                             to  12/31/2007       18.392377        19.272788            0.0000
   01/01/2008                             to  12/31/2008       19.272788        16.903303            0.0000
   01/01/2009                             to  12/31/2009       16.903303        22.106133            0.0000
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.004421         9.855748      229,227.1900
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.695401        10.399444      202,449.9000
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.476607        12.664811      767,252.0900
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998562        10.451325       22,966.7521
   01/01/2006                             to  12/31/2006       10.451325        11.919227       85,062.7874
   01/01/2007                             to  12/31/2007       11.919227        11.419472       96,248.9567
   01/01/2008                             to  12/31/2008       11.419472         7.191079       93,244.9518
   01/01/2009                             to  12/31/2009        7.191079         8.945174       92,460.5300
=============                            ==== ==========       =========        =========      ============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.686076         9.622877               0.0000
   01/01/2005                             to  12/31/2005        9.622877         9.889633           6,276.6601
   01/01/2006                             to  12/31/2006        9.889633        10.532005           4,318.5228
   01/01/2007                             to  12/31/2007       10.532005        12.778253             813.6337
   01/01/2008                             to  12/31/2008       12.778253         6.685618           2,564.2626
   01/01/2009                             to  12/31/2009        6.685618        10.332240           4,619.5000
=============                            ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       41.704715        41.786131             858.5974
   01/01/2006                             to  12/31/2006       41.786131        42.761992           1,863.3280
   01/01/2007                             to  12/31/2007       42.761992        44.546603           1,726.2236
   01/01/2008                             to  12/31/2008       44.546603        42.167509           1,488.3367
   01/01/2009                             to  12/31/2009       42.167509        45.241342           1,220.8600
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.588388        10.805375               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       14.963899        15.616502               0.0000
   01/01/2008                             to  12/31/2008       15.616502         8.801294               0.0000
   01/01/2009                             to  12/31/2009        8.801294         8.361042               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445         9.973519         458,380.6783
   01/01/2006                             to  12/31/2006        9.973519        10.247024         687,210.1040
   01/01/2007                             to  12/31/2007       10.247024        10.553046       1,015,568.2644
   01/01/2008                             to  12/31/2008       10.553046        10.639004       2,371,488.0135
   01/01/2009                             to  12/31/2009       10.639004        10.480908       1,661,916.1300
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.954439         9.891100         253,746.9493
   01/01/2005                             to  04/30/2005        9.891100         9.892743               0.0000
=============                            ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032        1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699357        11.623927          515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098          513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358          492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434          434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638          389,613.8900
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.166769         4.339839              861.7551
  01/01/2005    to  04/30/2005        4.339839         3.987166                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.321075        10.918194           11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359            7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219            8,108.2500
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.694026        14.206229           12,094.9100
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       34.639465        37.577802            1,454.7390
  01/01/2005    to  12/31/2005       37.577802        37.980470            3,090.7193
  01/01/2006    to  12/31/2006       37.980470        41.777333            3,701.0354
  01/01/2007    to  12/31/2007       41.777333        42.738930            6,110.2597
  01/01/2008    to  12/31/2008       42.738930        32.610080            5,267.0222
  01/01/2009    to  12/31/2009       32.610080        37.909706            5,017.7800
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.444640        10.745239                0.0000
  01/01/2009    to  12/31/2009       10.745239        12.732339              306.0800
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.960650        16.312769             432.6820
  01/01/2006    to  12/31/2006       16.312769        18.651755           2,292.6798
  01/01/2007    to  12/31/2007       18.651755        19.474022           2,290.8776
  01/01/2008    to  12/31/2008       19.474022        11.374184           2,288.5687
  01/01/2009    to  12/31/2009       11.374184        15.625418           2,285.7400
============   ==== ==========       =========        =========      ===============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.980897        13.181375           2,499.9396
  01/01/2005    to  12/31/2005       13.181375        13.666539           7,196.6007
  01/01/2006    to  12/31/2006       13.666539        15.960893           9,327.3672
  01/01/2007    to  12/31/2007       15.960893        16.182465           8,764.0370
  01/01/2008    to  12/31/2008       16.182465        10.948933           4,435.1434
  01/01/2009    to  12/31/2009       10.948933        13.712348           4,289.9700
============   ==== ==========       =========        =========      ===============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       42.184562        45.684643              12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564             949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906             949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272             944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124             735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215             735.4300
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.390351        12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366         968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738         798,382.7600
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.454145        12.035216      10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700      12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780      12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525      11,096,666.4800
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
============   ==== ==========       =========        =========      ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.069718        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
============   ==== ==========       =========        =========       ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.525031        3,498.6847
  01/01/2002    to  12/31/2002        9.525031         7.888596        5,038.8382
  01/01/2003    to  12/31/2003        7.888596         9.999711        4,871.2107
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989        24.914811            0.0000
  01/01/2007    to  12/31/2007       24.914811        28.101305        4,282.5320
  01/01/2008    to  12/31/2008       28.101305        17.003228        5,058.0983
  01/01/2009    to  12/31/2009       17.003228        23.764765        4,236.5200
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.737249        15.517735            0.0000
  01/01/2009    to  12/31/2009       15.517735        24.583253          477.2900
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      153.157879        88.318426            0.0000
  01/01/2009    to  12/31/2009       88.318426       120.930132          358.4400
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.891510       10,843.1835
  01/01/2002    to  12/31/2002        8.891510         7.111749       38,755.4190
  01/01/2003    to  12/31/2003        7.111749         9.235060      123,953.9822
  01/01/2004    to  12/31/2004        9.235060        10.750454      266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986      277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424      176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037      116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835      100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287       90,000.6700
============   ==== ==========      ==========       ==========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543        12.908840        2,791.0144
  01/01/2002    to  12/31/2002       12.908840        10.334186        3,653.2009
  01/01/2003    to  12/31/2003       10.334186        13.411763        2,865.9890
  01/01/2004    to  12/31/2004       13.411763        15.282910        2,762.3076
  01/01/2005    to  12/31/2005       15.282910        16.341558        2,673.0305
  01/01/2006    to  12/31/2006       16.341558        18.481049        2,807.6561
  01/01/2007    to  12/31/2007       18.481049        19.651335        2,842.4302
  01/01/2008    to  12/31/2008       19.651335        11.131126        2,849.3721
  01/01/2009    to  12/31/2009       11.131126        14.332933        2,377.5700
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.710020        17.243250       30,404.6800
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.773052         8.086305            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.873616         9.201824      233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868      226,420.8600
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.119168         9.700066            0.0000
  01/01/2009    to  12/31/2009        9.700066        12.268249            0.0000
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.089569       11,502.3566
  01/01/2002    to  12/31/2002       17.089569        12.568520       16,549.2743
  01/01/2003    to  04/24/2003       12.568520        13.039455       16,617.0071
============   ==== ==========       =========        =========      ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.481506        2,917.0795
  01/01/2002    to  12/31/2002       10.481506         8.594369        3,743.3554
  01/01/2003    to  04/24/2003        8.594369         8.340065        4,134.6800
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476        15.297171      242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262      172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655      219,371.2700
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.218826           1,631.1210
  01/01/2002    to  12/31/2002       14.218826        11.005539           8,026.2962
  01/01/2003    to  12/31/2003       11.005539        13.866110          21,554.0914
  01/01/2004    to  12/31/2004       13.866110        16.114072          19,017.9258
  01/01/2005    to  12/31/2005       16.114072        17.376400          20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422          16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450               0.0000
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.351983        11.991700               0.0000
  01/01/2007    to  04/27/2007       11.991700        13.228923               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.263852         131,697.4090
  01/01/2003    to  12/31/2003        8.263852         9.864141         364,200.2978
  01/01/2004    to  12/31/2004        9.864141        10.770073         353,045.4927
  01/01/2005    to  12/31/2005       10.770073        11.308589         335,028.4967
  01/01/2006    to  04/30/2006       11.308589        11.803783         331,487.3950
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.960884          15,703.9104
  01/01/2004    to  12/31/2004       11.960884        13.830052          28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413          29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256          31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945               0.0000
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.575580        8,710.4378
  01/01/2002    to  12/31/2002       10.575580         7.360312       16,460.9876
  01/01/2003    to  04/25/2003        7.360312         7.464640       18,180.4768
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171        45.351346      147,551.7942
  01/01/2005    to  12/31/2005       45.351346        46.182080      135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677      111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755       83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046       71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971       65,681.7300
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241        12.117240       54,068.6823
  01/01/2002    to  12/31/2002       12.117240         8.299670       93,756.8991
  01/01/2003    to  12/31/2003        8.299670        10.196192       83,274.5138
  01/01/2004    to  04/30/2004       10.196192         9.995761       82,813.3027
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383        41.263886       62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838      193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637      694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957      782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784      706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470      634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292      488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100      423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004      400,760.5600
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.786324         8.281995       11,406.2346
  01/01/2003    to  12/31/2003        8.281995        10.154134       15,777.8622
  01/01/2004    to  04/30/2004       10.154134         9.943881       14,871.2332
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.197249       87,269.1452
  01/01/2002    to  12/31/2002       12.197249        10.564552      134,271.0777
  01/01/2003    to  12/31/2003       10.564552        12.985622      131,645.9629
  01/01/2004    to  04/30/2004       12.985622        13.177793      127,201.6626
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.405673       44,733.8292
  01/01/2002    to  12/31/2002       17.405673        15.456728      180,671.9059
  01/01/2003    to  12/31/2003       15.456728        19.109721      286,168.2234
  01/01/2004    to  12/31/2004       19.109721        23.366842      330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.960884       15,703.9104
  01/01/2004    to  12/31/2004       11.960884        13.830052       28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413       29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256       31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.149853       39,781.6782
  01/01/2002    to  12/31/2002       11.149853         8.283479       67,299.1238
  01/01/2003    to  12/31/2003        8.283479        10.537557       57,416.3486
  01/01/2004    to  12/31/2004       10.537557        11.034807       60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229       58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286       51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951       28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191      214,997.4100
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269      378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104      557,059.5200
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.551182            0.0000
  01/01/2009    to  12/31/2009        6.551182         8.533245        1,420.4100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445      217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875      298,255.9400
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.817006         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847        11.908891       2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923       1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851       1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020       1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672       1,417,197.9600
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.114046             337.9604
  01/01/2002    to  12/31/2002       10.114046        12.034541           1,073.1001
  01/01/2003    to  12/31/2003       12.034541        14.472057             162.3384
  01/01/2004    to  04/30/2004       14.472057        14.069456             162.3384
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.362058          59,524.4518
  01/01/2002    to  12/31/2002       13.362058        14.251499         156,931.8255
  01/01/2003    to  12/31/2003       14.251499        14.523236         305,601.0555
  01/01/2004    to  11/19/2004       14.523236        14.849583         332,603.1958
============   ==== ==========       =========        =========       ==============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.361441        18.702307            0.0000
   01/01/2007                             to  12/31/2007       18.702307        19.286142        1,411.7552
   01/01/2008                             to  12/31/2008       19.286142        12.721327        1,411.7552
   01/01/2009                             to  12/31/2009       12.721327        15.478674       44,306.7700
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2002                             to  12/31/2002       10.000000         7.795430       15,930.0537
   01/01/2003                             to  12/31/2003        7.795430        10.523522       67,158.0254
   01/01/2004                             to  12/31/2004       10.523522        11.266366      130,493.3911
   01/01/2005                             to  12/31/2005       11.266366        11.674945      130,091.6037
   01/01/2006                             to  12/31/2006       11.674945        12.594941      133,851.2532
   01/01/2007                             to  12/31/2007       12.594941        12.329097      213,548.9644
   01/01/2008                             to  12/31/2008       12.329097         7.215915      206,888.9397
   01/01/2009                             to  12/31/2009        7.215915         7.125379            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.671320       11,092.2320
   01/01/2002                             to  12/31/2002       15.671320        11.416343       21,931.9612
   01/01/2003                             to  12/31/2003       11.416343        14.935490       22,894.3009
   01/01/2004                             to  11/19/2004       14.935490        16.023358       20,298.5026
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       17.642651        18.277751            0.0000
   01/01/2007                             to  12/31/2007       18.277751        19.143051        2,156.5649
   01/01/2008                             to  12/31/2008       19.143051        16.781097        2,145.5949
   01/01/2009                             to  12/31/2009       16.781097        21.935352        2,135.9800
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.990033         9.834791      188,378.7600
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.679775        10.377335      310,482.4800
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.442148        12.622618      612,207.5700
=============                            ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556        11.806694        115,275.7162
  01/01/2005    to  12/31/2005       11.806694        12.330450        161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249        288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070        181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138        155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152        138,554.2100
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050        13.265620         10,801.0508
  01/01/2002    to  12/31/2002       13.265620        10.007490         18,213.7716
  01/01/2003    to  12/31/2003       10.007490        12.477682         18,780.2883
  01/01/2004    to  04/30/2004       12.477682        12.475648         18,684.5010
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931          6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937        148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532      1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619         44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464         44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703         39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368         31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987         29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768         27,287.3700
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.161685          7,983.9256
  01/01/2002    to  12/31/2002       12.161685         8.518278         13,887.0265
  01/01/2003    to  12/31/2003        8.518278        11.482618         33,200.4084
  01/01/2004    to  04/30/2004       11.482618        11.683449         42,118.1236
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
============   ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.793111       18,663.1300
  01/01/2002    to  12/31/2002        8.793111         6.527712       72,350.5017
  01/01/2003    to  12/31/2003        6.527712         8.700539      100,033.9731
  01/01/2004    to  12/31/2004        8.700539         9.608357      111,570.0500
  01/01/2005    to  12/31/2005        9.608357         9.869788      108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630      103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847       98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170       93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859       85,049.8000
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.589326       79,461.4440
  01/01/2004    to  12/31/2004       12.589326        14.587130       70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404       66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927       43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882       21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621       23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692       23,082.5700
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696        41.321531       22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461       18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225       11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053        9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821        6,998.5000
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696       28,648.6800
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.877608        15.521237          40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205          29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589          10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994         226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562         253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892        11.562016         829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913         734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327         586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920         527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438         487,751.3500
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.700696        3,933.4771
  01/01/2004    to  12/31/2004       11.700696        12.027712        8,269.3475
  01/01/2005    to  04/30/2005       12.027712        11.048488            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.287149        10.881820       41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226       38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471       36,107.3900
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.691296        14.197922       14,034.2000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.098968       13,990.0756
  01/01/2003    to  12/31/2003        9.098968        10.431707       50,462.8179
  01/01/2004    to  12/31/2004       10.431707        11.371128       57,900.6652
  01/01/2005    to  12/31/2005       11.371128        11.487247       61,315.9763
  01/01/2006    to  12/31/2006       11.487247        12.629315       60,259.6990
  01/01/2007    to  12/31/2007       12.629315        12.913512       54,874.2925
  01/01/2008    to  12/31/2008       12.913512         9.848147       50,362.0820
  01/01/2009    to  12/31/2009        9.848147        11.442896       47,027.2100
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.369293        10.689187        1,509.5094
  01/01/2009    to  12/31/2009       10.689187        12.659589            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735        16.240884            0.0000
  01/01/2006    to  12/31/2006       16.240884        18.560308        1,205.1141
  01/01/2007    to  12/31/2007       18.560308        19.368802        1,204.9552
  01/01/2008    to  12/31/2008       19.368802        11.307042        1,204.7785
  01/01/2009    to  12/31/2009       11.307042        15.525415            0.0000
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.005481           7,504.5382
  01/01/2004    to  12/31/2004       12.005481        13.184189          11,026.5844
  01/01/2005    to  12/31/2005       13.184189        13.662644          12,226.0340
  01/01/2006    to  12/31/2006       13.662644        15.948392          15,280.4506
  01/01/2007    to  12/31/2007       15.948392        16.161662          15,645.9280
  01/01/2008    to  12/31/2008       16.161662        10.929363          15,419.3632
  01/01/2009    to  12/31/2009       10.929363        13.680994          13,959.8100
============   ==== ==========       =========        =========      ===============
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412        11.190345           6,893.7869
  01/01/2002    to  12/31/2002       11.190345         8.903701          15,929.0580
  01/01/2003    to  12/31/2003        8.903701        11.139506          18,439.2707
  01/01/2004    to  12/31/2004       11.139506        12.155928          12,735.8640
  01/01/2005    to  12/31/2005       12.155928        12.563934           9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923           7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018           5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382           5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337           4,529.7600
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.381126        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.445615        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.060731        12.676036        11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100        15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419        16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676        15,646,290.1200
============   ==== ==========       =========        =========        ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421        11.506096         3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131         4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324         4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578         5,717,505.2500
============   ==== ==========       =========        =========        ===============

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                        MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value                $ 669,089,034    $ 280,935,193    $ 52,933,177    $ 199,637,774
  Other receivables                                   --               --              --               --
  Due from MetLife Investors Insurance
     Company                                          39               10              --               12
                                       ----------------- ---------------- --------------- ----------------
       Total Assets                          669,089,073      280,935,203      52,933,177      199,637,786
                                       ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         986            1,033             584              885
                                       ----------------- ---------------- --------------- ----------------
       Total Liabilities                             986            1,033             584              885
                                       ----------------- ---------------- --------------- ----------------
NET ASSETS                                 $ 669,088,087    $ 280,934,170    $ 52,932,593    $ 199,636,901
                                       ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 664,892,287    $ 280,073,161    $ 52,768,582    $ 199,096,454
  Net assets from contracts in payouts         4,195,800          861,009         164,011          540,447
                                       ----------------- ---------------- --------------- ----------------
       Total Net Assets                    $ 669,088,087    $ 280,934,170    $ 52,932,593    $ 199,636,901
                                       ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                     MIST PIMCO     MIST LEGG MASON
                                           MIST OPPENHEIMER INFLATION PROTECTED PARTNERS AGGRESSIVE    MIST PIMCO
                                       CAPITAL APPRECIATION                BOND              GROWTH  TOTAL RETURN
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------------- ------------------- ------------------- -------------
ASSETS:
  Investments at fair value                    $ 90,688,915        $ 79,015,586        $ 61,074,682 $ 463,387,678
  Other receivables                                      --                  --                  --            --
  Due from MetLife Investors Insurance
     Company                                             --                   3                  --            13
                                       -------------------- ------------------- ------------------- -------------
       Total Assets                              90,688,915          79,015,589          61,074,682   463,387,691
                                       -------------------- ------------------- ------------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                            846                 554                 666           815
                                       -------------------- ------------------- ------------------- -------------
       Total Liabilities                                846                 554                 666           815
                                       -------------------- ------------------- ------------------- -------------
NET ASSETS                                     $ 90,688,069        $ 79,015,035        $ 61,074,016 $ 463,386,876
                                       ==================== =================== =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 90,522,488        $ 78,985,170        $ 61,026,086 $ 462,701,806
  Net assets from contracts in payouts              165,581              29,865              47,930       685,070
                                       -------------------- ------------------- ------------------- -------------
       Total Net Assets                        $ 90,688,069        $ 79,015,035        $ 61,074,016 $ 463,386,876
                                       ==================== =================== =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST
            MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH     MIST MET/AIM  MIST LAZARD HARRIS OAKMARK
          TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,420,107       $ 77,637,194     $ 138,035,563     $ 52,645,494 $ 45,028,284   $ 69,004,959
                  --                 --                --               --           --             --
                  --                  3                 1                5            5             10
-------------------- ------------------ ----------------- ---------------- ------------ --------------
          11,420,107         77,637,197       138,035,564       52,645,499   45,028,289     69,004,969
-------------------- ------------------ ----------------- ---------------- ------------ --------------
                 587                875             1,069              589          986            434
-------------------- ------------------ ----------------- ---------------- ------------ --------------
                 587                875             1,069              589          986            434
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,419,520       $ 77,636,322     $ 138,034,495     $ 52,644,910 $ 45,027,303   $ 69,004,535
==================== ================== ================= ================ ============ ==============
        $ 11,418,916       $ 77,587,003     $ 137,525,043     $ 52,615,530 $ 44,865,568   $ 68,998,002
                 604             49,319           509,452           29,380      161,735          6,533
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,419,520       $ 77,636,322     $ 138,034,495     $ 52,644,910 $ 45,027,303   $ 69,004,535
==================== ================== ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                     MIST
                                       MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                         SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 58,217,007        $ 37,899,287   $ 11,434,799  $ 18,468,441
  Other receivables                                   --                  --             --            --
  Due from MetLife Investors Insurance
     Company                                           8                  --              8            10
                                       ----------------- ------------------- -------------- -------------
       Total Assets                           58,217,015          37,899,287     11,434,807    18,468,451
                                       ----------------- ------------------- -------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         815                 718            626           629
                                       ----------------- ------------------- -------------- -------------
       Total Liabilities                             815                 718            626           629
                                       ----------------- ------------------- -------------- -------------
NET ASSETS                                  $ 58,216,200        $ 37,898,569   $ 11,434,181  $ 18,467,822
                                       ================= =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 58,201,878        $ 37,851,110   $ 11,433,380  $ 18,465,802
  Net assets from contracts in payouts            14,322              47,459            801         2,020
                                       ----------------- ------------------- -------------- -------------
       Total Net Assets                     $ 58,216,200        $ 37,898,569   $ 11,434,181  $ 18,467,822
                                       ================= =================== ============== =============

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE        MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
 DEFENSIVE STRATEGY   MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,623     $ 677,808,408   $ 1,859,813,765 $ 1,507,800,258       $ 181,304,509    $ 84,374,299
                  --                 --                --              --                  --              --
                    5                 6                10              11                   4               7
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
          313,812,628       677,808,414     1,859,813,775   1,507,800,269         181,304,513      84,374,306
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
                  439               261               446             238                 432             751
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
                  439               261               446             238                 432             751
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,189     $ 677,808,153   $ 1,859,813,329 $ 1,507,800,031       $ 181,304,081    $ 84,373,555
===================== ================= ================= =============== =================== ===============
        $ 313,812,189     $ 677,808,153   $ 1,859,474,158 $ 1,507,778,099       $ 181,304,081    $ 84,300,815
                  --                 --           339,171          21,932                  --          72,740
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,189     $ 677,808,153   $ 1,859,813,329 $ 1,507,800,031       $ 181,304,081    $ 84,373,555
===================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                  MIST MIST SSGA GROWTH MIST LEGG MASON
                                       SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY MIST PIONEER FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ---------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 35,261,073     $ 83,204,904    $ 22,626,713      $ 95,302,029
  Other receivables                                 --               --              --                --
  Due from MetLife Investors Insurance
     Company                                        --                1               1                --
                                       --------------- ---------------- --------------- -----------------
       Total Assets                         35,261,073       83,204,905      22,626,714        95,302,029
                                       --------------- ---------------- --------------- -----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                       388              276             450               787
                                       --------------- ---------------- --------------- -----------------
       Total Liabilities                           388              276             450               787
                                       --------------- ---------------- --------------- -----------------
NET ASSETS                                $ 35,260,685     $ 83,204,629    $ 22,626,264      $ 95,301,242
                                       =============== ================ =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 35,260,685     $ 83,204,629    $ 22,623,288      $ 94,781,539
  Net assets from contracts in payouts              --               --           2,976           519,703
                                       --------------- ---------------- --------------- -----------------
       Total Net Assets                   $ 35,260,685     $ 83,204,629    $ 22,626,264      $ 95,301,242
                                       =============== ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                                                                        MIST AMERICAN
      MIST PIONEER MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN FUNDS BALANCED
  STRATEGIC INCOME    MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH     ALLOCATION
       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,987,009      $ 53,586,892        $ 9,662,749      $ 5,008,985  $ 27,598,237  $ 201,424,601
                --                --                 --               --            --             --
                --                --                 --               --             1             --
------------------ ----------------- ------------------ ---------------- ------------- --------------
         5,987,009        53,586,892          9,662,749        5,008,985    27,598,238    201,424,601
------------------ ----------------- ------------------ ---------------- ------------- --------------
               383               754                488              326           368            257
------------------ ----------------- ------------------ ---------------- ------------- --------------
               383               754                488              326           368            257
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,986,626      $ 53,586,138        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
================== ================= ================== ================ ============= ==============
       $ 5,986,626      $ 53,565,010        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
                --            21,128                 --               --            --             --
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,986,626      $ 53,586,138        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
================== ================= ================== ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     MIST AMERICAN                      MIST AMERICAN
                                       MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE
                                          FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------- ------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 17,394,507 $ 196,706,031        $ 15,224,919  $ 125,390,532
  Other receivables                               --            --                  --             --
  Due from MetLife Investors Insurance
     Company                                      --             2                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Assets                       17,394,507   196,706,033          15,224,919    125,390,532
                                       ------------- ------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                     470           418                 371            401
                                       ------------- ------------- ------------------- --------------
       Total Liabilities                         470           418                 371            401
                                       ------------- ------------- ------------------- --------------
NET ASSETS                              $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
                                       ============= ============= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
  Net assets from contracts in payouts            --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Net Assets                 $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
                                       ============= ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                       MIST MET/FRANKLIN               MIST
  MIST BLACKROCK     MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING      MET/TEMPLETON
      HIGH YIELD SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY INTERNATIONAL BOND
     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,760     $ 3,801,910        $ 8,707,892      $ 61,898,547      $ 138,384,048          $ 202,600
              --              --                 --                --                 --                 --
              --              --                 --                 1                 --                 --
---------------- --------------- ------------------ ----------------- ------------------ ------------------
       9,210,760       3,801,910          8,707,892        61,898,548        138,384,048            202,600
---------------- --------------- ------------------ ----------------- ------------------ ------------------
             491             330                293               476                333                 39
---------------- --------------- ------------------ ----------------- ------------------ ------------------
             491             330                293               476                333                 39
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,269     $ 3,801,580        $ 8,707,599      $ 61,898,072      $ 138,383,715          $ 202,561
================ =============== ================== ================= ================== ==================
     $ 9,210,269     $ 3,801,580        $ 8,702,784      $ 61,893,677      $ 138,383,715          $ 202,561
              --              --              4,815             4,395                 --                 --
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,269     $ 3,801,580        $ 8,707,599      $ 61,898,072      $ 138,383,715          $ 202,561
================ =============== ================== ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MIST BLACKROCK            RUSSELL           RUSSELL
                                       LARGE CAP CORE MULTI-STYLE EQUITY AGGRESSIVE EQUITY RUSSELL NON-U.S.
                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                       -------------- ------------------ ----------------- ----------------
ASSETS:
  Investments at fair value                 $ 768,810       $ 12,025,703       $ 2,525,350      $ 5,726,364
  Other receivables                                --                 --                --               --
  Due from MetLife Investors Insurance
     Company                                       --                 --                --               61
                                       -------------- ------------------ ----------------- ----------------
       Total Assets                           768,810         12,025,703         2,525,350        5,726,425
                                       -------------- ------------------ ----------------- ----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                      137                 49                47               64
                                       -------------- ------------------ ----------------- ----------------
       Total Liabilities                          137                 49                47               64
                                       -------------- ------------------ ----------------- ----------------
NET ASSETS                                  $ 768,673       $ 12,025,654       $ 2,525,303      $ 5,726,361
                                       ============== ================== ================= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 768,673       $ 11,916,802       $ 2,499,734      $ 5,716,120
  Net assets from contracts in payouts             --            108,852            25,569           10,241
                                       -------------- ------------------ ----------------- ----------------
       Total Net Assets                     $ 768,673       $ 12,025,654       $ 2,525,303      $ 5,726,361
                                       ============== ================== ================= ================

The accompanying notes are an integral part of these financial statements.

                                    RUSSELL             AIM V.I.  DWS GOVERNMENT &     MSF DAVIS MSF MET/ARTISAN
 RUSSELL CORE BOND   REAL ESTATE SECURITIES INTERNATIONAL GROWTH AGENCY SECURITIES VENTURE VALUE   MID CAP VALUE
       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,254            $ 1,415,867          $ 7,801,032         $ 922,714 $ 226,833,581    $ 42,984,684
                  --                     --                   --                --            --              --
                  --                     --                   --                --            29             140
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
          12,121,254              1,415,867            7,801,032           922,714   226,833,610      42,984,824
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
                  62                    118                  519               198           688             513
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
                  62                    118                  519               198           688             513
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,192            $ 1,415,749          $ 7,800,513         $ 922,516 $ 226,832,922    $ 42,984,311
==================== ====================== ==================== ================= ============= ===============
        $ 12,099,643            $ 1,414,647          $ 7,748,761         $ 919,298 $ 226,729,520    $ 42,964,103
              21,549                  1,102               51,752             3,218       103,402          20,208
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,192            $ 1,415,749          $ 7,800,513         $ 922,516 $ 226,832,922    $ 42,984,311
==================== ====================== ==================== ================= ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                   MSF      MSF MFS           MSF ARTIO MSF BLACKROCK
                                       JENNISON GROWTH TOTAL RETURN INTERNATIONAL STOCK  MONEY MARKET
                                           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       --------------- ------------ ------------------- -------------
ASSETS:
  Investments at fair value               $ 56,318,676 $ 91,621,372         $ 6,592,717 $ 178,893,427
  Other receivables                                 --           --                  --             2
  Due from MetLife Investors Insurance
     Company                                        10           53                  --            --
                                       --------------- ------------ ------------------- -------------
       Total Assets                         56,318,686   91,621,425           6,592,717   178,893,429
                                       --------------- ------------ ------------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                     1,013          614                 378           967
                                       --------------- ------------ ------------------- -------------
       Total Liabilities                         1,013          614                 378           967
                                       --------------- ------------ ------------------- -------------
NET ASSETS                                $ 56,317,673 $ 91,620,811         $ 6,592,339 $ 178,892,462
                                       =============== ============ =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,288,091 $ 91,425,782         $ 6,590,845 $ 178,815,960
  Net assets from contracts in payouts          29,582      195,029               1,494        76,502
                                       --------------- ------------ ------------------- -------------
       Total Net Assets                   $ 56,317,673 $ 91,620,811         $ 6,592,339 $ 178,892,462
                                       =============== ============ =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                         MSF WESTERN ASSET MSF WESTERN ASSET
          MSF METLIFE MSF BLACKROCK   MSF BLACKROCK MSF LOOMIS SAYLES MANAGEMENT STRATEGIC        MANAGEMENT
          STOCK INDEX   BOND INCOME STRATEGIC VALUE  SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,031,146  $ 59,758,689     $ 1,665,576      $ 14,181,909          $ 5,903,554      $ 12,962,197
                   --            --              --                --                   --                --
                    9            38              --                --                   --                --
--------------------- ------------- --------------- ----------------- -------------------- -----------------
           32,031,155    59,758,727       1,665,576        14,181,909            5,903,554        12,962,197
--------------------- ------------- --------------- ----------------- -------------------- -----------------
                  530           465             255               451                  266               523
--------------------- ------------- --------------- ----------------- -------------------- -----------------
                  530           465             255               451                  266               523
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,030,625  $ 59,758,262     $ 1,665,321      $ 14,181,458          $ 5,903,288      $ 12,961,674
===================== ============= =============== ================= ==================== =================
         $ 32,030,625  $ 59,752,600     $ 1,665,321      $ 14,178,165          $ 5,896,606      $ 12,961,674
                   --         5,662              --             3,293                6,682                --
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,030,625  $ 59,758,262     $ 1,665,321      $ 14,181,458          $ 5,903,288      $ 12,961,674
===================== ============= =============== ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER
                                        SMALL CAP GROWTH  LARGE CAP GROWTH   GLOBAL EQUITY MSF MFS VALUE
                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ----------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 8,843,700      $ 51,232,634    $ 17,331,981  $ 13,534,983
  Other receivables                                   --                --              --            --
  Due from MetLife Investors Insurance
     Company                                          --                 1               7            --
                                       ----------------- ----------------- --------------- -------------
       Total Assets                            8,843,700        51,232,635      17,331,988    13,534,983
                                       ----------------- ----------------- --------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         461               493             413           360
                                       ----------------- ----------------- --------------- -------------
       Total Liabilities                             461               493             413           360
                                       ----------------- ----------------- --------------- -------------
NET ASSETS                                   $ 8,843,239      $ 51,232,142    $ 17,331,575  $ 13,534,623
                                       ================= ================= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 8,825,173      $ 51,165,185    $ 17,317,497  $ 13,534,623
  Net assets from contracts in payouts            18,066            66,957          14,078            --
                                       ----------------- ----------------- --------------- -------------
       Total Net Assets                      $ 8,843,239      $ 51,232,142    $ 17,331,575  $ 13,534,623
                                       ================= ================= =============== =============

The accompanying notes are an integral part of these financial statements.

 MSF MET/DIMENSIONAL      MSF BARCLAYS
 INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL         MSF METLIFE MSF MORGAN STANLEY MSF RUSSELL
             COMPANY        BOND INDEX  NATURAL RESOURCES MID CAP STOCK INDEX         EAFE INDEX  2000 INDEX
         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,188,102       $ 1,430,326          $ 394,883           $ 521,880          $ 467,235   $ 471,100
                  --                --                 --                  --                 --          --
                  --                 1                 --                   2                 --           2
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
           1,188,102         1,430,327            394,883             521,882            467,235     471,102
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
                 339               254                 72                 170                127         169
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
                 339               254                 72                 170                127         169
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
==================== ================= ================== =================== ================== ===========
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
                  --                --                 --                  --                 --          --
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
==================== ================= ================== =================== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                          MSF BLACKROCK
                                       LEGACY LARGE CAP         PUTNAM VT                     PUTNAM VT
                                                 GROWTH GROWTH AND INCOME PUTNAM VT VISTA EQUITY INCOME
                                            SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ---------------- ----------------- --------------- -------------
ASSETS:
  Investments at fair value                 $ 9,260,186       $ 9,604,294     $ 2,324,911  $ 29,028,255
  Other receivables                                  --                --              --            --
  Due from MetLife Investors Insurance
     Company                                          7                --              --            10
                                       ---------------- ----------------- --------------- -------------
       Total Assets                           9,260,193         9,604,294       2,324,911    29,028,265
                                       ---------------- ----------------- --------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                        465               551             215           672
                                       ---------------- ----------------- --------------- -------------
       Total Liabilities                            465               551             215           672
                                       ---------------- ----------------- --------------- -------------
NET ASSETS                                  $ 9,259,728       $ 9,603,743     $ 2,324,696  $ 29,027,593
                                       ================ ================= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 9,222,808       $ 9,579,820     $ 2,301,109  $ 28,934,814
  Net assets from contracts in payouts           36,920            23,923          23,587        92,779
                                       ---------------- ----------------- --------------- -------------
       Total Net Assets                     $ 9,259,728       $ 9,603,743     $ 2,324,696  $ 29,027,593
                                       ================ ================= =============== =============

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON     FTVIPT TEMPLETON         FIDELITY VIP  FIDELITY VIP    PIMCO VIT    PIMCO VIT
 GROWTH SECURITIES   FOREIGN SECURITIES GROWTH OPPORTUNITIES EQUITY-INCOME   HIGH YIELD LOW DURATION
       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,653,099       $ 34,090,265            $ 145,838   $ 4,805,712 $ 11,727,670 $ 12,366,960
                 --                 --                   --            --           --           --
                 --                 --                   --            --           --           --
-------------------- ------------------ -------------------- ------------- ------------ ------------
         12,653,099         34,090,265              145,838     4,805,712   11,727,670   12,366,960
-------------------- ------------------ -------------------- ------------- ------------ ------------
                614                442                   63           359          412          343
-------------------- ------------------ -------------------- ------------- ------------ ------------
                614                442                   63           359          412          343
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,652,485       $ 34,089,823            $ 145,775   $ 4,805,353 $ 11,727,258 $ 12,366,617
==================== ================== ==================== ============= ============ ============
       $ 12,610,504       $ 34,000,841            $ 145,775   $ 4,805,353 $ 11,726,171 $ 12,365,966
             41,981             88,982                   --            --        1,087          651
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,652,485       $ 34,089,823            $ 145,775   $ 4,805,353 $ 11,727,258 $ 12,366,617
==================== ================== ==================== ============= ============ ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                      AMERICAN FUNDS
                                       AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                        GLOBAL GROWTH CAPITALIZATION         GROWTH
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       -------------- -------------- --------------
ASSETS:
  Investments at fair value              $ 61,957,211   $ 12,780,404   $ 71,787,027
  Other receivables                                --             --             --
  Due from MetLife Investors Insurance
     Company                                        4             --              4
                                       -------------- -------------- --------------
       Total Assets                        61,957,215     12,780,404     71,787,031
                                       -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                      388            280            399
                                       -------------- -------------- --------------
       Total Liabilities                          388            280            399
                                       -------------- -------------- --------------
NET ASSETS                               $ 61,956,827   $ 12,780,124   $ 71,786,632
                                       ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 61,956,827   $ 12,780,124   $ 71,781,817
  Net assets from contracts in payouts             --             --          4,815
                                       -------------- -------------- --------------
       Total Net Assets                  $ 61,956,827   $ 12,780,124   $ 71,786,632
                                       ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,281,770        $ 18,597,111            $ 1,825         $ 3,790,227
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    6,960,432           2,774,092            389,185           1,738,595
      Administrative charges                       1,249,964             569,684             95,484             399,542
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                             8,210,396           3,343,776            484,669           2,138,137
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)            6,071,374          15,253,335           (482,844)          1,652,090
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --                 --                  --
      Realized gains (losses) on sale of
        investments                              (34,566,523)         (3,149,602)        (1,121,444)        (14,468,697)
                                           -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)           (34,566,523)         (3,149,602)        (1,121,444)        (14,468,697)
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                           125,792,841          62,652,641         19,940,782          52,967,810
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               91,226,318          59,503,039         18,819,338          38,499,113
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 97,297,692        $ 74,756,374       $ 18,336,494        $ 40,151,203
                                           ==================== =================== ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO        MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED    PARTNERS AGGRESSIVE      MIST PIMCO    MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND                 GROWTH    TOTAL RETURN  TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
                $ --            $ 2,236,433               $ 10,070    $ 26,875,381        $ --                  $ --
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
             995,477                949,007                711,214       4,424,396     126,734               869,127
             183,307                166,007                126,614         932,429      21,854               159,626
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
           1,178,784              1,115,014                837,828       5,356,825     148,588             1,028,753
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          (1,178,784)             1,121,419               (827,758)     21,518,556    (148,588)           (1,028,753)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
                  --                     --                     --      15,623,989          --                    --
          (6,764,937)              (317,705)            (3,016,125)        110,075    (905,468)           (1,989,589)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          (6,764,937)              (317,705)            (3,016,125)     15,734,064    (905,468)           (1,989,589)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          35,492,889              8,734,936             18,631,158      21,725,994   4,993,826            26,620,443
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          28,727,952              8,417,231             15,615,033      37,460,058   4,088,358            24,630,854
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
        $ 27,549,168            $ 9,538,650           $ 14,787,275    $ 58,978,614 $ 3,939,770          $ 23,602,101
======================= ====================== ====================== ============ ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                              MIST
                                           MIST MFS RESEARCH        MIST MET/AIM     MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH         MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- --------------- -----------------
INVESTMENT INCOME:
      Dividends                                  $ 3,797,417                $ --       $ 481,293       $ 4,573,818
                                           -------------------- ------------------- --------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,425,604             615,138         477,047           834,162
      Administrative charges                         264,951             110,915          81,578           142,784
                                           -------------------- ------------------- --------------- -----------------
        Total expenses                             1,690,555             726,053         558,625           976,946
                                           -------------------- ------------------- --------------- -----------------
           Net investment income (loss)            2,106,862            (726,053)        (77,332)        3,596,872
                                           -------------------- ------------------- --------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --              --                --
      Realized gains (losses) on sale of
        investments                               (7,390,363)         (1,827,242)     (3,778,915)       (5,256,686)
                                           -------------------- ------------------- --------------- -----------------
           Net realized gains (losses)            (7,390,363)         (1,827,242)     (3,778,915)       (5,256,686)
                                           -------------------- ------------------- --------------- -----------------
     Change in unrealized gains (losses)
        on investments                            37,310,730          15,238,804      15,792,475        26,184,314
                                           -------------------- ------------------- --------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               29,920,367          13,411,562      12,013,560        20,927,628
                                           -------------------- ------------------- --------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ 32,027,229        $ 12,685,509    $ 11,936,228      $ 24,524,500
                                           ==================== =================== =============== =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                       MIST
MIST THIRD AVENUE    MIST CLARION GLOBAL       MIST TURNER    GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
  SMALL CAP VALUE            REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
        $ 596,793            $ 1,025,346              $ --        $ 200,720           $ 7,109,995         $ 17,857,889
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          726,133                403,898           133,880          237,044             3,231,838            6,853,610
          126,142                 74,851            23,271           40,822               619,967            1,366,934
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          852,275                478,749           157,151          277,866             3,851,805            8,220,544
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
         (255,482)               546,597          (157,151)         (77,146)            3,258,190            9,637,345
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          548,542                     --                --               --             4,140,263           13,461,299
       (2,731,999)            (2,582,108)         (700,856)      (1,828,961)           (2,744,076)          (4,766,389)
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       (2,183,457)            (2,582,108)         (700,856)      (1,828,961)            1,396,187            8,694,910
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       13,933,715             11,955,411         4,337,993        6,170,978            45,473,016          107,981,840
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       11,750,258              9,373,303         3,637,137        4,342,017            46,869,203          116,676,750
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
     $ 11,494,776            $ 9,919,900       $ 3,479,986      $ 4,264,871          $ 50,127,393        $ 126,314,095
==================== ====================== ================= ================ ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MIST METLIFE        MIST METIFE           MIST METLIFE    MIST VAN KAMPEN
                                             BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                             -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                           $ --               $ --                   $ --        $ 1,547,001
                                             -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                     17,932,622         16,224,622              2,087,921            571,313
      Administrative charges                         3,754,347          3,214,092                393,523            163,202
                                             -------------------- ------------------ ---------------------- ------------------
        Total expenses                              21,686,969         19,438,714              2,481,444            734,515
                                             -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)            (21,686,969)       (19,438,714)            (2,481,444)           812,486
                                             -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                 --                     --                 --
      Realized gains (losses) on sale of
        investments                                (10,835,694)       (23,966,260)            (6,384,424)        (1,166,615)
                                             -------------------- ------------------ ---------------------- ------------------
           Net realized gains (losses)             (10,835,694)       (23,966,260)            (6,384,424)        (1,166,615)
                                             -------------------- ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                             404,397,301        378,850,383             51,849,843         17,377,261
                                             -------------------- ------------------ ---------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                393,561,607        354,884,123             45,465,419         16,210,646
                                             -------------------- ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 371,874,638      $ 335,445,409           $ 42,983,975       $ 17,023,132
                                             ==================== ================== ====================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON                             MIST PIONEER    MIST MFS EMERGING
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    MIST PIONEER FUND    STRATEGIC INCOME       MARKETS EQUITY
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      $ 465,321         $ 1,181,824          $ 299,358             $ 48,848           $ 219,322            $ 616,854
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
        326,197             713,157            236,048              616,209              32,250              508,224
         66,791             152,513             47,033              129,006              11,233               92,732
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
        392,988             865,670            283,081              745,215              43,483              600,956
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
         72,333             316,154             16,277             (696,367)            175,839               15,898
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
             --                  --                 --                   --                  --                   --
       (745,306)           (959,486)        (1,472,559)             957,385             (30,360)          (2,262,580)
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
       (745,306)           (959,486)        (1,472,559)             957,385             (30,360)          (2,262,580)
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      7,780,245          14,238,582          7,667,930           20,301,818           1,079,474           21,567,552
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      7,034,939          13,279,096          6,195,371           21,259,203           1,049,114           19,304,972
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
    $ 7,107,272        $ 13,595,250        $ 6,211,648         $ 20,562,836         $ 1,224,953         $ 19,320,870
================== =================== ================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                       MIST AMERICAN
                                           MIST LOOMIS SAYLES        MIST RAINIER    MIST AMERICAN    FUNDS BALANCED
                                               GLOBAL MARKETS    LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           --------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                     $ 158,968            $ 34,789             $ --              $ --
                                           --------------------- ------------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       108,334              53,642          250,327         2,035,287
      Administrative charges                           19,283               9,630           48,133           379,691
                                           --------------------- ------------------- ---------------- -----------------
        Total expenses                                127,617              63,272          298,460         2,414,978
                                           --------------------- ------------------- ---------------- -----------------
           Net investment income (loss)                31,351             (28,483)        (298,460)       (2,414,978)
                                           --------------------- ------------------- ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --               --                --
      Realized gains (losses) on sale of
        investments                                  (532,779)           (928,454)          79,016           368,274
                                           --------------------- ------------------- ---------------- -----------------
           Net realized gains (losses)               (532,779)           (928,454)          79,016           368,274
                                           --------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                              3,097,566           1,607,294        6,973,685        43,707,454
                                           --------------------- ------------------- ---------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,564,787             678,840        7,052,701        44,075,728
                                           --------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 2,596,138           $ 650,357      $ 6,754,241      $ 41,660,750
                                           ===================== =================== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                 MIST AMERICAN                            MIST AMERICAN
MIST AMERICAN     FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE    MIST BLACKROCK     MIST DREMAN
   FUNDS BOND       ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION        HIGH YIELD SMALL CAP VALUE
  SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
          $ 1             $ 20                   $ --              $ --         $ 212,366        $ 15,151
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
      173,746        2,000,986                143,741         1,303,845            68,557          14,092
       31,771          375,560                 26,949           241,327            12,850           5,674
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
      205,517        2,376,546                170,690         1,545,172            81,407          19,766
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
     (205,516)      (2,376,526)              (170,690)       (1,545,172)          130,959          (4,615)
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
           --               --                      1                --                --              --
       43,122         (168,044)               120,180           490,807           120,968          26,879
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
       43,122         (168,044)               120,181           490,807           120,968          26,879
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
    1,511,568       49,232,195              4,156,329        22,694,666         1,609,288         826,757
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
    1,554,690       49,064,151              4,276,510        23,185,473         1,730,256         853,636
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
  $ 1,349,174     $ 46,687,625            $ 4,105,820      $ 21,640,301       $ 1,861,215       $ 849,021
================ ================ ====================== ================= ============== ==================

The accompanying notes are an integral part of these financial statements.

                                                                                       MIST MET/FRANKLIN
                                           MIST MET/TEMPLETON    MIST MET/FRANKLIN    TEMPLETON FOUNDING    MIST MET/TEMPLETON
                                                       GROWTH        MUTUAL SHARES              STRATEGY    INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (a)
                                           --------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ 1,419                 $ --                  $ --                  $ --
                                           --------------------- -------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                        37,047              274,485               889,726                   617
      Administrative charges                           14,298               91,128               250,301                   119
                                           --------------------- -------------------- --------------------- ---------------------
        Total expenses                                 51,345              365,613             1,140,027                   736
                                           --------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)               (49,926)            (365,613)           (1,140,027)                 (736)
                                           --------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                   --                    --                    --
      Realized gains (losses) on sale of
        investments                                    35,586               80,516               379,544                 1,736
                                           --------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)                 35,586               80,516               379,544                 1,736
                                           --------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                              1,977,616           11,104,213            30,354,168                 5,170
                                           --------------------- -------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,013,202           11,184,729            30,733,712                 6,906
                                           --------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,963,276         $ 10,819,116          $ 29,593,685               $ 6,170
                                           ===================== ==================== ===================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

 MIST BLACKROCK               RUSSELL              RUSSELL                                                            RUSSELL
 LARGE CAP CORE    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND    REAL ESTATE SECURITIES
SUB-ACCOUNT (a)           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
           $ --             $ 144,412             $ 11,636           $ 146,461            $ 545,590                  $ 53,023
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
          1,220               131,847               27,394              63,982              145,269                    14,120
            486                15,819                3,284               7,674               17,429                     1,692
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
          1,706               147,666               30,678              71,656              162,698                    15,812
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         (1,706)               (3,254)             (19,042)             74,805              382,892                    37,211
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
             --                    --                   --                  --              159,404                        --
            347              (766,795)            (242,349)           (360,874)            (186,110)                 (209,806)
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
            347              (766,795)            (242,349)           (360,874)             (26,706)                 (209,806)
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         52,383             3,558,145              846,140           1,449,843            1,150,269                   469,940
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         52,730             2,791,350              603,791           1,088,969            1,123,563                   260,134
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
       $ 51,024           $ 2,788,096            $ 584,749         $ 1,163,774          $ 1,506,455                 $ 297,345
================== ===================== ==================== =================== ==================== =========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AIM V.I.     DWS GOVERNMENT &     MSF DAVIS    MSF MET/ARTISAN
                                           INTERNATIONAL GROWTH    AGENCY SECURITIES VENTURE VALUE      MID CAP VALUE
                                                    SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                                           ----------------------- ----------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                        $ 98,619             $ 43,473   $ 2,644,453          $ 310,546
                                           ----------------------- ----------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                          84,669               11,878     2,325,974            550,866
      Administrative charges                             14,765                1,845       472,330             93,136
                                           ----------------------- ----------------- ---------------- ------------------
        Total expenses                                   99,434               13,723     2,798,304            644,002
                                           ----------------------- ----------------- ---------------- ------------------
           Net investment income (loss)                    (815)              29,750      (153,851)          (333,456)
                                           ----------------------- ----------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                   --            --                 --
      Realized gains (losses) on sale of
        investments                                    (136,883)               6,457    (1,492,272)        (4,213,285)
                                           ----------------------- ----------------- ---------------- ------------------
           Net realized gains (losses)                 (136,883)               6,457    (1,492,272)        (4,213,285)
                                           ----------------------- ----------------- ---------------- ------------------
     Change in unrealized gains (losses)
        on investments                                2,140,403               23,933    55,094,742         17,079,276
                                           ----------------------- ----------------- ---------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   2,003,520               30,390    53,602,470         12,865,991
                                           ----------------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 2,002,705             $ 60,140  $ 53,448,619       $ 12,532,535
                                           ======================= ================= ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

            MSF         MSF MFS              MSF ARTIO    MSF BLACKROCK    MSF METLIFE    MSF BLACKROCK
JENNISON GROWTH    TOTAL RETURN    INTERNATIONAL STOCK     MONEY MARKET    STOCK INDEX      BOND INCOME
    SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------ --------------- ---------------------- ---------------- -------------- ----------------
          $ 165     $ 2,997,410               $ 21,423        $ 640,893      $ 668,164      $ 2,778,243
------------------ --------------- ---------------------- ---------------- -------------- ----------------
        650,593         591,630                 66,380        2,918,687        381,370          395,953
        119,073         187,272                 13,568          528,547         68,405          107,041
------------------ --------------- ---------------------- ---------------- -------------- ----------------
        769,666         778,902                 79,948        3,447,234        449,775          502,994
------------------ --------------- ---------------------- ---------------- -------------- ----------------
       (769,501)      2,218,508                (58,525)      (2,806,341)       218,389        2,275,249
------------------ --------------- ---------------------- ---------------- -------------- ----------------
             --              --                     --               --        564,235               --
     (1,434,354)       (826,145)              (259,611)              --     (2,741,051)        (135,891)
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     (1,434,354)       (826,145)              (259,611)              --     (2,176,816)        (135,891)
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     17,735,030      11,597,154              1,414,342               --      8,111,162        1,367,777
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     16,300,676      10,771,009              1,154,731               --      5,934,346        1,231,886
------------------ --------------- ---------------------- ---------------- -------------- ----------------
   $ 15,531,175    $ 12,989,517            $ 1,096,206     $ (2,806,341)   $ 6,152,735      $ 3,507,135
================== =============== ====================== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                        MSF WESTERN ASSET    MSF WESTERN ASSET
                                               MSF BLACKROCK    MSF LOOMIS SAYLES    MANAGEMENT STRATEGIC           MANAGEMENT
                                             STRATEGIC VALUE     SMALL CAP GROWTH      BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                 SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------ -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 12,311                 $ --               $ 346,070            $ 538,338
                                             ------------------ -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       18,737              111,614                  63,718              175,858
      Administrative charges                           3,770               28,374                  12,004               31,160
                                             ------------------ -------------------- ----------------------- --------------------
        Total expenses                                22,507              139,988                  75,722              207,018
                                             ------------------ -------------------- ----------------------- --------------------
           Net investment income (loss)              (10,196)            (139,988)                270,348              331,320
                                             ------------------ -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                 157,370                   --
      Realized gains (losses) on sale of
        investments                                 (328,421)            (477,634)               (112,385)             (81,007)
                                             ------------------ -------------------- ----------------------- --------------------
           Net realized gains (losses)              (328,421)            (477,634)                 44,985              (81,007)
                                             ------------------ -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               483,870            3,840,159               1,078,151               52,761
                                             ------------------ -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  155,449            3,362,525               1,123,136              (28,246)
                                             ------------------ -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 145,253          $ 3,222,537             $ 1,393,484            $ 303,074
                                             ================== ==================== ======================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                              MSF MET/DIMENSIONAL         MSF BARCLAYS
MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER                     INTERNATIONAL SMALL    CAPITAL AGGREGATE
 SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY    MSF MFS VALUE                COMPANY           BOND INDEX
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT (a)
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
         $ 13,604            $ 173,763          $ 301,241             $ --                   $ --                 $ --
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
           91,152              535,508            106,878           43,051                  7,693                6,534
           15,617              102,562             32,669           17,518                  1,362                1,015
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          106,769              638,070            139,547           60,569                  9,055                7,549
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          (93,165)            (464,307)           161,694          (60,569)                (9,055)              (7,549)
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          204,838                   --                 --               --                     --                   --
         (814,449)          (2,201,466)          (562,624)         (92,686)                32,672                  737
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
         (609,611)          (2,201,466)          (562,624)         (92,686)                32,672                  737
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
        3,083,950           18,155,364          4,992,056        2,008,339                170,281                6,611
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
        2,474,339           15,953,898          4,429,432        1,915,653                202,953                7,348
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
      $ 2,381,174         $ 15,489,591        $ 4,591,126      $ 1,855,084              $ 193,898               $ (201)
==================== ==================== ================== ================ ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF VAN ECK GLOBAL            MSF METLIFE    MSF MORGAN STANLEY        MSF RUSSELL
                                            NATURAL RESOURCES    MID CAP STOCK INDEX            EAFE INDEX         2000 INDEX
                                              SUB-ACCOUNT (a)        SUB-ACCOUNT (a)       SUB-ACCOUNT (a)    SUB-ACCOUNT (a)
                                           --------------------- ---------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                                          $ --                   $ --                  $ --               $ --
                                           --------------------- ---------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                         1,361                  1,713                 1,481              1,739
      Administrative charges                              301                    274                   226                276
                                           --------------------- ---------------------- --------------------- ------------------
        Total expenses                                  1,662                  1,987                 1,707              2,015
                                           --------------------- ---------------------- --------------------- ------------------
           Net investment income (loss)                (1,662)                (1,987)               (1,707)            (2,015)
                                           --------------------- ---------------------- --------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                     --                    --                 --
      Realized gains (losses) on sale of
        investments                                     6,758                 26,246                 3,588             (3,237)
                                           --------------------- ---------------------- --------------------- ------------------
           Net realized gains (losses)                  6,758                 26,246                 3,588             (3,237)
                                           --------------------- ---------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                                 30,976                 15,405                11,925             33,405
                                           --------------------- ---------------------- --------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    37,734                 41,651                15,513             30,168
                                           --------------------- ---------------------- --------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 36,072               $ 39,664              $ 13,806           $ 28,153
                                           ===================== ====================== ===================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP            PUTNAM VT                        PUTNAM VT  FTVIPT TEMPLETON   FTVIPT TEMPLETON
          GROWTH    GROWTH AND INCOME PUTNAM VT VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES
 SUB-ACCOUNT (a)          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------- ----------------- ------------------ ------------- ----------------- ------------------
            $ --            $ 256,947         $ 2,761        $ 298,356         $ 356,876        $ 1,006,890
------------------- ----------------- ------------------ ------------- ----------------- ------------------
          67,648              101,683          24,887          199,892            87,193            355,612
          10,967               15,223           3,276           65,326            26,997             66,256
------------------- ----------------- ------------------ ------------- ----------------- ------------------
          78,615              116,906          28,163          265,218           114,190            421,868
------------------- ----------------- ------------------ ------------- ----------------- ------------------
         (78,615)             140,041         (25,402)          33,138           242,686            585,022
------------------- ----------------- ------------------ ------------- ----------------- ------------------
              --                   --              --               --                --          1,210,875
         112,318           (1,449,253)       (179,388)      (2,219,999)       (1,146,941)        (1,220,224)
------------------- ----------------- ------------------ ------------- ----------------- ------------------
         112,318           (1,449,253)       (179,388)      (2,219,999)       (1,146,941)            (9,349)
------------------- ----------------- ------------------ ------------- ----------------- ------------------
       2,141,821            3,525,804         865,327        8,286,291         3,855,353          8,535,013
------------------- ----------------- ------------------ ------------- ----------------- ------------------
       2,254,139            2,076,551         685,939        6,066,292         2,708,412          8,525,664
------------------- ----------------- ------------------ ------------- ----------------- ------------------
     $ 2,175,524          $ 2,216,592       $ 660,537      $ 6,099,430       $ 2,951,098        $ 9,110,686
=================== ================= ================== ============= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   FIDELITY VIP     FIDELITY VIP      PIMCO VIT       PIMCO VIT
                                           GROWTH OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD    LOW DURATION
                                                    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                           ----------------------- ---------------- -------------- ---------------
INVESTMENT INCOME:
      Dividends                                           $ 592         $ 87,296      $ 764,829       $ 384,580
                                           ----------------------- ---------------- -------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                           1,646           53,368        106,437         137,126
      Administrative charges                                195            9,840         21,807          26,633
                                           ----------------------- ---------------- -------------- ---------------
        Total expenses                                    1,841           63,208        128,244         163,759
                                           ----------------------- ---------------- -------------- ---------------
           Net investment income (loss)                  (1,249)          24,088        636,585         220,821
                                           ----------------------- ---------------- -------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --               --             --         554,533
      Realized gains (losses) on sale of
        investments                                     (12,300)        (504,545)      (227,761)        (18,190)
                                           ----------------------- ---------------- -------------- ---------------
           Net realized gains (losses)                  (12,300)        (504,545)      (227,761)        536,343
                                           ----------------------- ---------------- -------------- ---------------
     Change in unrealized gains (losses)
        on investments                                   61,980        1,607,266      2,468,282         437,621
                                           ----------------------- ---------------- -------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                      49,680        1,102,721      2,240,521         973,964
                                           ----------------------- ---------------- -------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 48,431      $ 1,126,809    $ 2,877,106     $ 1,194,785
                                           ======================= ================ ============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL    AMERICAN FUNDS
 GLOBAL GROWTH CAPITALIZATION            GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------- -----------------
     $ 711,431       $ 28,029         $ 360,035
-------------- ----------------- -----------------
       259,708         48,241           258,832
       105,050         19,361           108,497
-------------- ----------------- -----------------
       364,758         67,602           367,329
-------------- ----------------- -----------------
       346,673        (39,573)           (7,294)
-------------- ----------------- -----------------
            --             --                --
        52,332         28,087           (41,453)
-------------- ----------------- -----------------
        52,332         28,087           (41,453)
-------------- ----------------- -----------------
    15,632,672      3,668,097        16,103,075
-------------- ----------------- -----------------
    15,685,004      3,696,184        16,061,622
-------------- ----------------- -----------------
  $ 16,031,677    $ 3,656,611      $ 16,054,328
============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST LORD ABBETT GROWTH
                                                   AND INCOME         MIST LORD ABBETT BOND   MIST VAN KAMPEN MID CAP GROWTH
                                                  SUB-ACCOUNT         DEBENTURE SUB-ACCOUNT                      SUB-ACCOUNT
                                  --------------------------- ----------------------------- --------------------------------
                                           2009      2008 (a)            2009      2008 (a)        2009             2008 (a)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 6,071,374   $ 3,099,401  $   15,253,335   $ 8,384,151  $ (482,844)           $ 119,417
  Net realized gains (losses)       (34,566,523)   80,901,829      (3,149,602)      549,981  (1,121,444)           4,747,266
  Change in unrealized gains
     (losses) on investments        125,792,841  (483,286,204)     62,652,641   (66,949,774) 19,940,782          (35,097,181)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations               97,297,692  (399,284,974)     74,756,374   (58,015,642) 18,336,494          (30,230,498)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            11,853,447     7,817,238       6,700,145     3,027,127   2,521,492            1,188,834
  Net transfers (including fixed
     account)                        (5,387,072)  (34,549,909)      2,343,147   (15,487,977)  2,919,594             (144,757)
  Contract charges                   (1,593,538)   (1,682,771)       (781,325)     (705,690)   (111,172)             (97,811)
  Transfers for contract benefits
     and terminations               (55,794,102) (113,084,163)    (22,660,957)  (34,597,780) (3,197,619)          (6,048,701)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (50,921,265) (141,499,605)    (14,398,990)  (47,764,320)  2,132,295           (5,102,435)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease)
       in net assets                 46,376,427  (540,784,579)     60,357,384  (105,779,962) 20,468,789          (35,332,933)
NET ASSETS:
  Beginning of year                 622,711,660 1,163,496,239     220,576,786   326,356,748  32,463,804           67,796,737
                                  ------------- ------------- --------------- ------------- ----------- --------------------
  End of year                     $ 669,088,087 $ 622,711,660 $   280,934,170  $220,576,786 $52,932,593         $ 32,463,804
                                  ============= ============= =============== ============= =========== ====================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                   MIST OPPENHEIMER CAPITAL       MIST PIMCO INFLATION    MIST LEGG MASON PARTNERS
MIST LORD ABBETT MID CAP VALUE                 APPRECIATION             PROTECTED BOND           AGGRESSIVE GROWTH
                   SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ---------------------------- -------------------------- ---------------------------
           2009       2008 (a)            2009     2008 (a)           2009    2008 (a)           2009     2008 (a)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
  $   1,652,090 $   (1,543,792) $  (1,178,784) $ 2,367,513  $   1,121,419  $ 1,274,116  $    (827,758) $(1,187,742)
    (14,468,697)    21,680,070     (6,764,937)  27,967,727       (317,705)     692,149     (3,016,125)    (955,995)
     52,967,810   (139,453,932)    35,492,889  (94,226,122)     8,734,936   (7,558,703)    18,631,158  (33,545,992)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     40,151,203   (119,317,654)    27,549,168  (63,890,882)     9,538,650   (5,592,438)    14,787,275  (35,689,729)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
      4,417,074      2,768,604      1,117,683    1,045,096      6,993,968    2,712,269        538,362      846,419
       (288,260)   (10,602,516)    (2,309,190)  (5,480,242)    12,161,582    3,052,379     (1,677,655)  (3,987,330)
       (569,555)      (590,346)      (319,526)    (369,264)      (324,946)    (281,543)      (251,503)    (275,145)
    (12,861,626)   (26,990,162)    (5,272,314) (12,149,623)    (6,915,553)  (9,449,809)    (3,279,492)  (6,767,268)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     (9,302,367)   (35,414,420)    (6,783,347) (16,954,033)    11,915,051   (3,966,704)    (4,670,288) (10,183,324)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     30,848,836   (154,732,074)    20,765,821  (80,844,915)    21,453,701   (9,559,142)    10,116,987  (45,873,053)
    168,788,065    323,520,139     69,922,248  150,767,163     57,561,334   67,120,476     50,957,029   96,830,082
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
$   199,636,901 $  168,788,065  $  90,688,069 $ 69,922,248  $  79,015,035  $57,561,334 $   61,074,016 $ 50,957,029
=============== ============== =============== ============ ============== =========== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST PIMCO TOTAL RETURN          MIST RCM TECHNOLOGY MIST T. ROWE PRICE MID CAP GROWTH
                                                  SUB-ACCOUNT                  SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------- ---------------------------- ---------------------------------
                                           2009      2008 (a)           2009      2008 (a)        2009          2008 (a)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 21,518,556   $ 7,156,757     $ (148,588) $ 1,371,612 $ (1,028,753)    $  (1,296,295)
  Net realized gains (losses)        15,734,064     8,904,374       (905,468)   2,518,412   (1,989,589)        9,606,603
  Change in unrealized gains
     (losses) on investments         21,725,994   (19,081,431)     4,993,826  (10,224,486)  26,620,443       (47,473,032)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease)
       in net assets resulting
       from operations               58,978,614    (3,020,300)     3,939,770   (6,334,462)  23,602,101       (39,162,724)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            34,777,459    14,442,681        205,462      323,863    1,820,370         2,231,819
  Net transfers (including fixed
     account)                        93,130,049    16,674,957        775,759       20,797    2,885,159        (6,255,333)
  Contract charges                   (1,518,563)     (999,180)       (53,370)     (54,013)    (336,221)         (334,455)
  Transfers for contract benefits
     and terminations               (30,625,305)  (29,769,007)      (499,165)  (1,415,108)  (3,693,671)       (6,505,097)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         95,763,640       349,451        428,686   (1,124,461)     675,637       (10,863,066)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease)
       in net assets                154,742,254    (2,670,849)     4,368,456   (7,458,923)  24,277,738       (50,025,790)
NET ASSETS:
  Beginning of year                 308,644,622   311,315,471      7,051,064   14,509,987   53,358,584       103,384,374
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
  End of year                     $ 463,386,876 $ 308,644,622 $   11,419,520 $  7,051,064  $77,636,322      $ 53,358,584
                                  ============= ============= ============== ============= =========== =====================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH INTERNATIONAL MIST MET/AIM SMALL CAP GROWTH         MIST LAZARD MID CAP MIST HARRIS OAKMARK INTERNATIONAL
                    SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------- ----------------------------- --------------------------- ---------------------------------
           2009        2008 (a)           2009       2008 (a)           2009     2008 (a)           2009           2008 (a)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
    $ 2,106,862   $  1,062,541  $     (726,053) $   (977,985)      $ (77,332) $  (199,740)   $ 3,596,872 $          (37,798)
     (7,390,363)    15,906,610      (1,827,242)    5,206,717      (3,778,915)     664,769     (5,256,686)         9,380,359
     37,310,730   (109,418,433)     15,238,804   (32,791,189)     15,792,475  (23,813,733)    26,184,314        (47,950,585)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     32,027,229    (92,449,282)     12,685,509   (28,562,457)     11,936,228  (23,348,704)    24,524,500        (38,608,024)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
      2,846,769      1,615,799         788,392       799,399       1,671,326    1,297,878      1,071,806          1,974,004
       (734,256)    (9,813,912)        724,757    (3,099,181)       (583,324)  (1,769,827)    (3,324,443)        (8,458,850)
       (422,794)      (484,325)       (233,398)     (247,548)       (123,567)    (127,898)      (317,314)          (313,891)
     (8,626,139)   (18,352,814)     (2,545,208)   (5,879,958)     (2,625,869)  (5,423,917)    (2,486,181)        (7,572,813)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     (6,936,420)   (27,035,252)     (1,265,457)   (8,427,288)     (1,661,434)  (6,023,764)    (5,056,132)       (14,371,550)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     25,090,809   (119,484,534)     11,420,052   (36,989,745)     10,274,794  (29,372,468)    19,468,368        (52,979,574)
    112,943,686    232,428,220      41,224,858    78,214,603      34,752,509   64,124,977     49,536,167        102,515,741
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
  $ 138,034,495 $  112,943,686   $  52,644,910 $  41,224,858    $ 45,027,303 $ 34,752,509   $ 69,004,535 $       49,536,167
=============== =============== ============== ============== ============== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  MIST THIRD AVENUE SMALL CAP VALUE MIST CLARION GLOBAL REAL ESTATE  MIST TURNER MID CAP GROWTH
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------------- ------------------------------- ---------------------------
                                          2009             2008 (a)           2009         2008 (a)        2009        2008 (a)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $  (255,482)         $ (637,203)     $ 546,597  $       104,727 $  (157,151)     $  (245,443)
  Net realized gains (losses)       (2,183,457)          4,221,706     (2,582,108)       3,001,070    (700,856)       1,033,821
  Change in unrealized gains
     (losses) on investments        13,933,715         (26,766,535)    11,955,411      (25,121,155)  4,337,993       (9,311,875)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              11,494,776         (23,182,032)     9,919,900      (22,015,358)  3,479,986       (8,523,497)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            1,342,099           1,853,167        651,573        1,130,045     315,921          633,231
  Net transfers (including fixed
     account)                       (1,343,870)         (7,363,141)       482,986         (757,455)   (260,527)       1,646,101
  Contract charges                    (275,109)           (294,235)      (140,367)        (153,561)    (59,095)         (71,180)
  Transfers for contract benefits
     and terminations               (2,516,327)         (6,109,395)    (2,189,078)      (4,543,902)   (395,118)      (1,769,850)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (2,793,207)        (11,913,604)    (1,194,886)      (4,324,873)   (398,819)         438,302
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease)
       in net assets                 8,701,569         (35,095,636)     8,725,014      (26,340,231)   3,081,167     (8,085,195)
NET ASSETS:
  Beginning of year                 49,514,631          84,610,267     29,173,555       55,513,786    8,353,014      16,438,209
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
  End of year                     $ 58,216,200        $ 49,514,631   $ 37,898,569 $     29,173,555  $11,434,181     $ 8,353,014
                                  ============ ==================== ============== ================ =========== ===============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE MIST METLIFE DEFENSIVE STRATEGY MIST METLIFE MODERATE STRATEGY MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------------- ------------------------------- ------------------------------ ------------------------------
          2009          2008 (a)            2009        2008 (a)            2009       2008 (a)            2009       2008 (a)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
     $ (77,146) $       (240,148)   $ 3,258,190 $      (519,051)    $ 9,637,345   $    688,906   $ (21,686,969)  $  40,807,522
    (1,828,961)          678,724      1,396,187       1,117,214       8,694,910     10,156,170     (10,835,694)     74,498,318
     6,170,978       (11,432,501)    45,473,016     (46,890,652)    107,981,840   (166,194,784)    404,397,301    (601,651,367)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
     4,264,871       (10,993,925)    50,127,393     (46,292,489)    126,314,095   (155,349,708)    371,874,638    (486,345,527)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
       14,906            153,301     20,570,907      23,474,803      56,005,958     64,236,683     131,792,239     146,171,829
   (1,517,453)        (5,384,870)    74,491,698      72,950,198      96,488,824     45,230,457     199,923,282     310,292,910
      (87,925)          (116,876)    (1,518,658)       (949,976)     (3,237,941)    (2,355,679)     (9,789,210)     (6,608,002)
     (874,427)        (2,611,197)   (15,360,457)    (19,314,824)    (25,225,313)   (37,386,199)    (69,751,699)    (79,707,679)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
   (2,464,899)        (7,959,642)    78,183,490      76,160,201     124,031,528     69,725,262     252,174,612     370,149,058
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
    1,799,972        (18,953,567)   128,310,883      29,867,712     250,345,623    (85,624,446)    624,049,250    (116,196,469)
   16,667,850         35,621,417    185,501,306     155,633,594     427,462,530    513,086,976   1,235,764,079   1,351,960,548
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
 $ 18,467,822    $    16,667,850  $ 313,812,189   $ 185,501,306   $ 677,808,153   $427,462,530  $1,859,813,329  $1,235,764,079
============== ================= =============== =============== =============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MIST METLIFE GROWTH STRATEGY MIST METLIFE AGGRESSIVE STRATEGY MIST VAN KAMPEN COMSTOCK
                                                    SUB-ACCOUNT                      SUB-ACCOUNT              SUB-ACCOUNT
                                  ----------------------------- -------------------------------- ------------------------
                                            2009       2008 (a)            2009         2008 (a)        2009     2008 (a)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (19,438,714)  $ 24,468,167 $   (2,481,444)   $   1,814,501  $   812,486    $ 449,072
  Net realized gains (losses)        (23,966,260)    82,961,805     (6,384,424)       8,577,972   (1,166,615)   1,405,221
  Change in unrealized gains
     (losses) on investments         378,850,383   (709,025,794)    51,849,843      (64,426,782)  17,377,261  (34,340,551)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations               335,445,409   (601,595,822)    42,983,975      (54,034,309)  17,023,132  (32,486,258)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             54,516,048    145,861,238      2,849,003        4,344,830    6,198,256    3,032,136
  Net transfers (including fixed
     account)                         20,645,140    203,743,147    (11,782,672)      78,921,788    8,364,645    5,705,512
  Contract charges                   (10,243,989)    (7,639,854)      (935,025)        (552,803)    (242,010)    (208,448)
  Transfers for contract benefits
     and terminations                (55,029,578)   (68,659,885)    (6,097,375)      (9,536,908)  (3,681,092)  (6,889,825)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           9,887,621    273,304,646    (15,966,069)      73,176,907   10,639,799    1,639,375
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets                 345,333,030   (328,291,176)    27,017,906       19,142,598   27,662,931  (30,846,883)
NET ASSETS:
  Beginning of year                1,162,467,001  1,490,758,177    154,286,175      135,143,577   56,710,624   87,557,507
                                  -------------- -------------- --------------- ---------------- ----------- ------------
  End of year                     $1,507,800,031 $1,162,467,001 $  181,304,081   $  154,286,175  $84,373,555 $ 56,710,624
                                  ============== ============== =============== ================ =========== ============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA GROWTH ETF MIST SSGA GROWTH AND INCOME ETF MIST LEGG MASON VALUE EQUITY        MIST PIONEER FUND
                SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------------- ---------------------------- -------------------------
          2009     2008 (a)           2009         2008 (a)           2009      2008 (a)           2009  2008 (a)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
    $   72,333 $     18,330      $ 316,154 $        221,433       $ 16,277 $    (348,975)  $   (696,367) $  (1,738)
      (745,306)     223,136       (959,486)         337,301     (1,472,559)      220,726        957,385    (11,133)
     7,780,245  (11,351,404)    14,238,582      (17,626,171)     7,667,930   (18,193,959)    20,301,818   (413,891)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     7,107,272  (11,109,938)    13,595,250      (17,067,437)     6,211,648   (18,322,208)    20,562,836   (426,762)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     4,159,137    1,014,407     11,831,006        5,296,169        367,940       574,091      1,237,715    232,593
     4,174,642   (5,737,392)    11,273,094        4,301,881      1,359,220     3,269,994     77,366,268  1,050,653
      (107,690)     (98,916)      (371,157)        (294,228)       (90,519)      (90,961)      (138,443)    (1,859)
      (723,223)    (897,832)    (2,003,873)      (1,987,958)    (1,167,529)   (1,468,756)    (5,225,112)   (50,633)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     7,502,866   (5,719,733)    20,729,070        7,315,864        469,112     2,284,368     73,240,428  1,230,754
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
    14,610,138  (16,829,671)    34,324,320       (9,751,573)     6,680,760   (16,037,840)    93,803,264    803,992
    20,650,547   37,480,218     48,880,309       58,631,882     15,945,504    31,983,344      1,497,978    693,986
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
$   35,260,685 $ 20,650,547   $ 83,204,629 $     48,880,309   $ 22,626,264 $  15,945,504   $ 95,301,242 $1,497,978
============== ============ ============== ================ ============== ============= ============== ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                  MIST MFS EMERGING MARKETS                     MIST LOOMIS SAYLES
                                  MIST PIONEER STRATEGIC INCOME                      EQUITY                         GLOBAL MARKETS
                                                    SUB-ACCOUNT                 SUB-ACCOUNT                            SUB-ACCOUNT
                                  ----------------------------- --------------------------- --------------------------------------
                                         2009          2008 (a)           2009     2008 (a)      2009                     2008 (a)
                                  ----------- ----------------- -------------- ------------ --------- ----------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 175,839         $ 146,828       $ 15,898 $   (271,775) $   31,351                  $ 292,943
  Net realized gains (losses)         (30,360)          (61,131)    (2,262,580)    (203,069)   (532,779)                (1,205,858)
  Change in unrealized gains
     (losses) on investments        1,079,474          (507,922)    21,567,552  (28,628,209)  3,097,566                 (4,228,623)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease)
       in net assets resulting
       from operations              1,224,953          (422,225)    19,320,870  (29,103,053)  2,596,138                 (5,141,538)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             497,615           169,689      2,726,501    1,320,574     659,779                  2,288,852
  Net transfers (including fixed
     account)                       1,325,291         1,996,060      7,917,279   48,186,399     295,354                 (4,361,800)
  Contract charges                    (12,446)           (4,884)      (163,013)     (93,283)    (49,790)                   (33,117)
  Transfers for contract benefits
     and terminations                (157,766)         (360,871)    (1,648,749)  (2,474,398)   (237,978)                  (781,404)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        1,652,694         1,799,994      8,832,018   46,939,292     667,365                 (2,887,469)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease)
       in net assets                2,877,647         1,377,769     28,152,888   17,836,239   3,263,503                 (8,029,007)
NET ASSETS:
  Beginning of year                 3,108,979         1,731,210     25,433,250    7,597,011   6,398,758                 14,427,765
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
  End of year                     $ 5,986,626       $ 3,108,979   $ 53,586,138 $ 25,433,250 $ 9,662,261                $ 6,398,758
                                  =========== ================= ============== ============ =========== ==========================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST AMERICAN FUNDS
MIST RAINIER LARGE CAP EQUITY MIST AMERICAN FUNDS GROWTH          BALANCED ALLOCATION   MIST AMERICAN FUNDS BOND
                  SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
----------------------------- -------------------------- ---------------------------- --------------------------
         2009        2008 (a)           2009 2008 (a)(b)            2009  2008 (a)(b)           2009 2008 (a)(b)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
 $    (28,483) $      (97,539)  $   (298,460) $  288,912  $   (2,414,978) $ 2,522,210  $    (205,516) $  236,087
     (928,454)       (502,785)        79,016    (254,684)        368,274     (192,993)        43,122     (47,548)
    1,607,294      (1,881,739)     6,973,685  (3,233,567)     43,707,454  (19,460,619)     1,511,568    (490,726)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      650,357      (2,482,063)     6,754,241  (3,199,339)     41,660,750  (17,131,402)     1,349,174    (302,187)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      248,712         342,514      3,730,655   5,934,023      31,929,941   54,106,358      2,756,849   3,652,456
      (52,376)      6,873,914      9,426,026   5,943,068      49,884,611   48,209,445      8,500,185   1,989,101
      (26,067)        (40,194)      (118,761)     (4,695)     (1,105,368)     (94,421)       (69,027)     (3,163)
     (306,308)     (1,349,460)      (810,390)    (56,958)     (4,847,774)  (1,187,796)      (442,144)    (37,207)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
     (136,039)      5,826,774     12,227,530  11,815,438      75,861,410  101,033,586     10,745,863   5,601,187
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      514,318       3,344,711     18,981,771   8,616,099     117,522,160   83,902,184     12,095,037   5,299,000
    4,494,341       1,149,630      8,616,099          --      83,902,184           --      5,299,000          --
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
$   5,008,659 $     4,494,341 $   27,597,870 $ 8,616,099 $   201,424,344 $ 83,902,184 $   17,394,037 $ 5,299,000
============= =============== ============== =========== =============== ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST AMERICAN FUNDS                                        MIST AMERICAN FUNDS
                                           GROWTH ALLOCATION MIST AMERICAN FUNDS INTERNATIONAL      MODERATE ALLOCATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                  -------------------------- --------------------------------- ------------------------
                                           2009  2008 (a)(b)           2009        2008 (a)(b)        2009  2008 (a)(b)
                                  ------------- ------------ -------------- ------------------ ----------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (2,376,526) $ 3,352,121  $    (170,690) $         339,194 $ (1,545,172) $1,549,446
  Net realized gains (losses)          (168,044)    (163,841)       120,181           (336,852)     490,807     (79,667)
  Change in unrealized gains
     (losses) on investments         49,232,195  (31,964,971)     4,156,329         (1,742,196)  22,694,666  (7,683,273)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease)
       in net assets resulting
       from operations               46,687,625  (28,776,691)     4,105,820         (1,739,854)  21,640,301  (6,213,494)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            35,648,837   66,237,183      2,428,750          3,386,433   27,385,821  24,835,473
  Net transfers (including fixed
     account)                        27,673,025   55,190,134      3,431,806          4,043,467   29,261,789  32,564,102
  Contract charges                   (1,177,284)    (107,745)       (85,670)            (2,754)    (627,690)    (53,850)
  Transfers for contract benefits
     and terminations                (3,837,176)    (832,293)      (314,240)           (29,210)  (2,808,074)   (594,247)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         58,307,402  120,487,279      5,460,646          7,397,936   53,211,846  56,751,478
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease)
       in net assets                104,995,027   91,710,588      9,566,466          5,658,082   74,852,147  50,537,984
NET ASSETS:
  Beginning of year                  91,710,588           --      5,658,082                 --   50,537,984          --
                                  ------------- ------------ -------------- ------------------ ------------ -----------
  End of year                     $ 196,705,615 $ 91,710,588 $   15,224,548 $        5,658,082 $125,390,131 $50,537,984
                                  ============= ============ ============== ================== ============ ===========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST BLACKROCK HIGH YIELD MIST DREMAN SMALL CAP VALUE MIST MET/TEMPLETON GROWTH MIST MET/FRANKLIN MUTUAL SHARES
              SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
------------------------- --------------------------- ------------------------- -------------------------------
         2009    2008 (b)          2009      2008 (b)          2009    2008 (b)           2009      2008 (a)(b)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
  $   130,959 $    (6,586)   $   (4,615) $     (2,209)  $   (49,926) $    4,538  $    (365,613) $       311,886
      120,968     (93,076)       26,879        (2,760)       35,586      (8,281)        80,516          (20,012)
    1,609,288    (148,411)      826,757      (110,891)    1,977,616    (434,777)    11,104,213       (2,486,781)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    1,861,215    (248,073)      849,021      (115,860)    1,963,276    (438,520)    10,819,116       (2,194,907)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    1,292,780     698,261       740,079       172,090     1,829,562     674,944     13,363,820        4,407,111
    5,598,352     544,700     1,443,893       744,639     2,755,933   2,113,934     26,124,297       10,375,555
      (25,694)       (156)       (6,637)         (119)      (15,701)       (266)      (144,568)          (2,101)
     (233,494)   (277,622)      (23,532)       (1,994)     (167,438)     (8,125)      (781,773)         (68,478)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    6,631,944     965,183     2,153,803       914,616     4,402,356   2,780,487     38,561,776       14,712,087
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    8,493,159     717,110     3,002,824       798,756     6,365,632   2,341,967     49,380,892       12,517,180
      717,110          --       798,756            --     2,341,967          --     12,517,180               --
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
$   9,210,269 $   717,110 $   3,801,580 $     798,756 $   8,707,599 $ 2,341,967 $   61,898,072 $     12,517,180
============= =========== ============= ============= ============= =========== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST MET/FRANKLIN               MIST
                                                   TEMPLETON      MET/TEMPLETON  MIST BLACKROCK
                                           FOUNDING STRATEGY INTERNATIONAL BOND  LARGE CAP CORE RUSSELL MULTI-STYLE EQUITY
                                                 SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- ------------------ --------------- --------------------------
                                           2009  2008 (a)(b)           2009 (c)        2009 (c)        2009       2008 (a)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (1,140,027)   $ 713,202             $ (736) $      (1,706) $    (3,254)       $ 8,139
  Net realized gains (losses)           379,544      (22,718)             1,736             347    (766,795)      (184,037)
  Change in unrealized gains
     (losses) on investments         30,354,168   (9,546,259)             5,170          52,383   3,558,145     (7,588,841)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               29,593,685   (8,855,775)             6,170          51,024   2,788,096     (7,764,739)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            24,027,861   27,330,722                 --         366,214       2,750         42,680
  Net transfers (including fixed
     account)                        38,099,101   32,307,478            198,651         352,326     (99,055)       (31,533)
  Contract charges                     (611,879)     (24,307)              (916)            (22)     (5,164)        (5,297)
  Transfers for contract benefits
     and terminations                (2,961,302)    (521,869)            (1,344)           (869) (1,046,159)    (2,318,382)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         58,553,781   59,092,024            196,391         717,649  (1,147,628)    (2,312,532)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease)
       in net assets                 88,147,466   50,236,249            202,561         768,673   1,640,468    (10,077,271)
NET ASSETS:
  Beginning of year                  50,236,249           --                 --              --  10,385,186     20,462,457
                                  ------------- ------------ ------------------ --------------- ----------- --------------
  End of year                     $ 138,383,715 $ 50,236,249          $ 202,561 $       768,673 $12,025,654   $ 10,385,186
                                  ============= ============ ================== =============== =========== ==============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

RUSSELL AGGRESSIVE EQUITY          RUSSELL NON-U.S.          RUSSELL CORE BOND RUSSELL REAL ESTATE SECURITIES
              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- ------------------------- -------------------------- ------------------------------
         2009    2008 (a)          2009    2008 (a)           2009    2008 (a)          2009         2008 (a)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
 $    (19,042) $  (19,058)    $  74,805 $  (107,056)    $  382,892 $   352,960    $   37,211 $         10,350
     (242,349)   (175,023)     (360,874)   (115,864)       (26,706)    137,431      (209,806)         (74,721)
      846,140  (1,608,634)    1,449,843  (3,855,487)     1,150,269  (1,205,156)      469,940         (715,887)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
      584,749  (1,802,715)    1,163,774  (4,078,407)     1,506,455    (714,765)      297,345         (780,258)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
        5,758       9,661         1,375       1,936             --          --            --            2,340
      (61,936)     20,431        24,985     142,120       (407,932)   (755,528)      (35,990)          18,605
         (968)     (1,042)       (2,160)     (2,294)        (3,675)     (3,484)         (376)            (472)
     (191,908)   (475,227)     (557,013) (1,137,871)    (1,249,710) (1,873,754)     (113,965)        (232,899)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
     (249,054)   (446,177)     (532,813)   (996,109)    (1,661,317) (2,632,766)     (150,331)        (212,426)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
      335,695  (2,248,892)      630,961  (5,074,516)      (154,862) (3,347,531)      147,014         (992,684)
    2,189,608   4,438,500     5,095,400  10,169,916     12,276,054  15,623,585     1,268,735        2,261,419
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
$   2,525,303 $ 2,189,608 $   5,726,361 $ 5,095,400 $   12,121,192 $12,276,054 $   1,415,749 $      1,268,735
============= =========== ============= =========== ============== =========== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  AIM V.I. INTERNATIONAL GROWTH DWS GOVERNMENT & AGENCY SECURITIES    MSF DAVIS VENTURE VALUE
                                                    SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                  ----------------------------- ---------------------------------- --------------------------
                                         2009          2008 (a)        2009               2008 (a)         2009      2008 (a)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (815)       $ (104,322)  $  29,750 $               35,628 $   (153,851)   $ (742,037)
  Net realized gains (losses)        (136,883)          579,620       6,457                  3,493   (1,492,272)    4,068,490
  Change in unrealized gains
     (losses) on investments        2,140,403        (5,800,728)     23,933                 (3,963)  55,094,742  (123,524,283)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations              2,002,705        (5,325,430)     60,140                 35,158   53,448,619  (120,197,830)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              29,770            66,230       1,209                  1,281    7,145,926     7,770,601
  Net transfers (including fixed
     account)                        (322,087)       (1,909,240)    (60,388)               (87,046)   5,195,252    (5,070,020)
  Contract charges                    (25,539)          (28,319)     (1,467)                (1,500)    (916,172)     (911,747)
  Transfers for contract benefits
     and terminations                (496,245)       (1,171,206)    (63,971)              (188,332) (10,672,822)  (22,049,999)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (814,101)       (3,042,535)   (124,617)              (275,597)     752,184   (20,261,165)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease)
       in net assets                1,188,604        (8,367,965)    (64,477)              (240,439)  54,200,803 ( 140,458,995)
NET ASSETS:
  Beginning of year                 6,611,909        14,979,874     986,993              1,227,432  172,632,119   313,091,114
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
  End of year                     $ 7,800,513       $ 6,611,909 $   922,516 $              986,993 $226,832,922 $ 172,632,119
                                  =========== ================= =========== ====================== ============ =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF MET/ARTISAN MID CAP VALUE         MSF JENNISON GROWTH        MSF MFS TOTAL RETURN MSF ARTIO INTERNATIONAL STOCK
                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------- --------------------------- --------------------------- -----------------------------
          2009       2008 (a)           2009     2008 (a)           2009     2008 (a)          2009        2008 (a)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
 $    (333,456) $    (941,462)  $   (769,501) $   390,232  $   2,218,508 $  1,932,344  $    (58,525) $      105,809
    (4,213,285)     1,928,762     (1,434,354)   4,832,438       (826,145)   5,328,431      (259,611)        895,168
    17,079,276    (33,018,740)    17,735,030  (33,214,013)    11,597,154  (28,185,765)    1,414,342      (5,309,880)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
    12,532,535    (32,031,440)    15,531,175  (27,991,343)    12,989,517  (20,924,990)    1,096,206      (4,308,903)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
       505,657        874,151      1,065,025    1,202,665      4,959,623    1,844,891        32,878          86,823
    (1,755,808)    (4,586,144)      (369,064)  (3,188,228)    11,944,647    1,296,688       535,659          95,467
      (203,394)      (236,335)      (251,384)    (256,957)      (210,302)    (180,444)      (30,746)        (33,561)
    (2,048,400)    (4,849,252)    (2,559,455)  (5,298,514)    (5,520,182)  (7,945,659)     (245,601)       (581,368)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
    (3,501,945)    (8,797,580)    (2,114,878)  (7,541,034)    11,173,786   (4,984,524)      292,190        (432,639)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
     9,030,590    (40,829,020)    13,416,297  (35,532,377)    24,163,303  (25,909,514)    1,388,396      (4,741,542)
    33,953,721     74,782,741     42,901,376   78,433,753     67,457,508   93,367,022     5,203,943       9,945,485
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
$   42,984,311 $   33,953,721 $   56,317,673 $ 42,901,376 $   91,620,811 $ 67,457,508 $   6,592,339 $     5,203,943
============== ============== ============== ============ ============== ============ ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MSF BLACKROCK MONEY MARKET     MSF METLIFE STOCK INDEX MSF BLACKROCK BOND INCOME
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                           2009      2008 (a)           2009     2008 (a)        2009      2008 (a)
                                  ------------- ------------- -------------- ------------ ----------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (2,806,341)  $ 1,614,780      $ 218,389 $     17,164 $ 2,275,249   $ 1,165,706
  Net realized gains (losses)                --            --     (2,176,816)      53,049    (135,891)     (111,597)
  Change in unrealized gains
     (losses) on investments                 --            --      8,111,162  (17,050,300)  1,367,777    (2,646,438)
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations               (2,806,341)    1,614,780      6,152,735  (16,980,087)  3,507,135    (1,592,329)
                                  ------------- ------------- -------------- ------------ ----------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            19,211,983    25,967,308      1,611,927      802,412   7,315,859     1,793,631
  Net transfers (including fixed
     account)                       (29,351,952)  166,665,126        711,053     (303,337) 16,590,348     7,346,624
  Contract charges                   (1,059,003)     (593,016)      (145,513)    (144,091)   (151,450)      (75,201)
  Transfers for contract benefits
     and terminations               (49,396,987)  (75,936,435)    (2,660,644)  (3,260,040) (2,530,517)   (3,496,297)
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (60,595,959)  116,102,983       (483,177)  (2,905,056) 21,224,240     5,568,757
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease)
       in net assets                (63,402,300)  117,717,763      5,669,558  (19,885,143) 24,731,375     3,976,428
NET ASSETS:
  Beginning of year                 242,294,762   124,576,999     26,361,067   46,246,210  35,026,887    31,050,459
                                  ------------- ------------- -------------- ------------ ----------- -------------
  End of year                     $ 178,892,462 $ 242,294,762 $   32,030,625 $ 26,361,067 $59,758,262  $ 35,026,887
                                  ============= ============= ============== ============ =========== =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                       MSF LOOMIS SAYLES MSF WESTERN ASSET MANAGEMENT MSF WESTERN ASSET MANAGEMENT
MSF BLACKROCK STRATEGIC VALUE           SMALL CAP GROWTH STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                  SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
----------------------------- -------------------------- ---------------------------- ----------------------------
         2009        2008 (a)           2009    2008 (a)          2009       2008 (a)           2009      2008 (a)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
 $    (10,196) $      (28,440)  $   (139,988) $ (163,837)   $  270,348 $      161,922    $   331,320 $      80,743
     (328,421)         34,777       (477,634)    917,534        44,985       (132,470)       (81,007)      (56,208)
      483,870      (1,073,649)     3,840,159  (7,211,171)    1,078,151     (1,087,498)        52,761      (151,909)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
      145,253      (1,067,312)     3,222,537  (6,457,474)    1,393,484     (1,058,046)       303,074      (127,374)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
          435           7,237        663,452     745,331        13,539         18,349      1,078,673     1,076,198
     (121,994)        173,718      1,186,430   1,793,448       389,554       (293,916)     5,540,733     4,643,107
       (9,060)         (9,704)       (48,172)    (41,979)      (21,230)       (20,843)       (46,761)       (8,737)
      (93,932)        (99,972)      (505,605)   (763,943)     (528,171)      (517,461)    (2,337,672)     (442,281)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
     (224,551)         71,279      1,296,105   1,732,857      (146,308)      (813,871)     4,234,973     5,268,287
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
      (79,298)       (996,033)     4,518,642  (4,724,617)    1,247,176     (1,871,917)     4,538,047     5,140,913
    1,744,619       2,740,652      9,662,816  14,387,433     4,656,112      6,528,029      8,423,627     3,282,714
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
$   1,665,321 $     1,744,619 $   14,181,458 $ 9,662,816 $   5,903,288 $    4,656,112 $   12,961,674 $   8,423,627
============= =============== ============== =========== ============= ============== ============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              MSF T. ROWE PRICE SMALL CAP GROWTH MSF T. ROWE PRICE LARGE CAP GROWTH MSF OPPENHEIMER GLOBAL EQUITY
                                                     SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                              ---------------------------------- ---------------------------------- -----------------------------
                                     2009               2008 (a)           2009            2008 (a)       2009           2008 (a)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  (93,165)            $ (143,377)  $   (464,307) $         (664,144) $   161,694        $ 140,501
  Net realized gains (losses)    (609,611)             1,817,065     (2,201,466)          2,757,869     (562,624)         206,355
  Change in unrealized gains
     (losses) on investments    3,083,950             (5,968,748)    18,155,364         (33,881,840)   4,992,056       (8,773,820)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          2,381,174             (4,295,060)    15,489,591         (31,788,115)   4,591,126       (8,426,964)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          41,362                 84,682        307,307             619,104      919,706          308,140
  Net transfers (including
     fixed account)              (131,358)              (407,217)    (1,557,831)         (2,147,929)     922,134          452,598
  Contract charges                (24,764)               (25,450)      (195,766)           (210,692)     (42,802)         (37,014)
  Transfers for contract
     benefits
     and terminations            (498,377)              (893,872)    (2,941,641)         (5,063,713)    (880,611)      (1,378,436)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (613,137)            (1,241,857)    (4,387,931)         (6,803,230)     918,427         (654,712)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets            1,768,037             (5,536,917)    11,101,660         (38,591,345)   5,509,553       (9,081,676)
NET ASSETS:
  Beginning of year             7,075,202             12,612,119     40,130,482          78,721,827   11,822,022       20,903,698
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
  End of year                 $ 8,843,239            $ 7,075,202 $   51,232,142 $        40,130,482 $ 17,331,575     $ 11,822,022
                              =========== ====================== ============== =================== ============ ================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF BARCLAYS    MSF VAN ECK MSF METLIFE            MSF
                           MSF MET/DIMENSIONAL INTERNATIONAL CAPITAL AGGREGATE GLOBAL NATURAL     MID CAP MORGAN STANLEY
             MSF MFS VALUE                     SMALL COMPANY        BOND INDEX      RESOURCES STOCK INDEX     EAFE INDEX
               SUB-ACCOUNT                       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
-------------------------- --------------------------------- ----------------- -------------- ----------- --------------
          2009 2008 (a)(b)          2009            2008 (d)          2009 (c)       2009 (c)    2009 (c)       2009 (c)
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
  $    (60,569) $   (5,524)   $   (9,055) $              (20)       $   (7,549) $      (1,662) $   (1,987) $      (1,707)
       (92,686)     (2,174)       32,672                  --               737          6,758      26,246          3,588
     2,008,339    (327,334)      170,281               1,427             6,611         30,976      15,405         11,925
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     1,855,084    (335,032)      193,898               1,407              (201)        36,072      39,664         13,806
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     2,689,922     530,667       112,573              34,889            18,900        127,945       8,868             --
     6,826,404   2,100,268       872,244                 610         1,419,620        235,999     475,856        455,036
       (19,991)       (419)       (2,128)                 --            (1,110)          (673)       (646)          (245)
      (101,688)    (10,592)      (25,221)               (509)           (7,136)        (4,532)     (2,030)        (1,489)
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     9,394,647   2,619,924       957,468              34,990         1,430,274        358,739     482,048        453,302
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
    11,249,731   2,284,892     1,151,366              36,397         1,430,073        394,811     521,712        467,108
     2,284,892          --        36,397                  --                --             --          --             --
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
$   13,534,623 $ 2,284,892 $   1,187,763 $            36,397     $   1,430,073 $      394,811 $   521,712 $      467,108
============== =========== ============= =================== ================= ============== =========== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                 MSF BLACKROCK
                                  MSF RUSSELL LEGACY LARGE CAP
                                   2000 INDEX           GROWTH PUTNAM VT GROWTH AND INCOME       PUTNAM VT VISTA
                                  SUB-ACCOUNT      SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------- ---------------- --------------------------- ---------------------
                                     2009 (c)         2009 (c)          2009      2008 (a)      2009    2008 (a)
                                  ----------- ---------------- ------------- ------------- --------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (2,015)       $ (78,615)   $  140,041 $     143,886 $  (25,402)  $ (41,341)
  Net realized gains (losses)          (3,237)         112,318    (1,449,253)      963,994   (179,388)   (107,614)
  Change in unrealized gains
     (losses) on investments           33,405        2,141,821     3,525,804    (7,152,786)   865,327  (1,481,837)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 28,153        2,175,524     2,216,592    (6,044,906)   660,537  (1,630,792)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  --          135,233       163,243       154,486     39,911      37,962
  Net transfers (including fixed
     account)                         446,028        7,690,491      (466,775)   (1,068,734)     6,370     (51,569)
  Contract charges                         (9)         (13,769)      (12,090)      (13,705)    (2,511)     (1,837)
  Transfers for contract benefits
     and terminations                  (3,239)        (727,751)     (747,622)   (1,465,463)  (169,074)   (421,770)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          442,780        7,084,204    (1,063,244)   (2,393,416)  (125,304)   (437,214)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease)
       in net assets                  470,933        9,259,728     1,153,348    (8,438,322)   535,233  (2,068,006)
NET ASSETS:
  Beginning of year                        --               --     8,450,395    16,888,717  1,789,463   3,857,469
                                  ----------- ---------------- ------------- ------------- ---------- -----------
  End of year                       $ 470,933      $ 9,259,728 $   9,603,743 $   8,450,395 $2,324,696 $ 1,789,463
                                  =========== ================ ============= ============= ========== ===========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    PUTNAM VT EQUITY INCOME FTVIPT TEMPLETON GROWTH SECURITIES FTVIPT TEMPLETON FOREIGN SECURITIES          FIDELITY VIP GROWTH
                SUB-ACCOUNT                        SUB-ACCOUNT                         SUB-ACCOUNT    OPPORTUNITIES SUB-ACCOUNT
--------------------------- ---------------------------------- ----------------------------------- ----------------------------
          2009     2008 (a)           2009            2008 (a)           2009             2008 (a)        2009         2008 (a)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
    $   33,138 $    386,845    $   242,686 $           134,887    $   585,022 $            425,360 $    (1,249) $        (1,649)
    (2,219,999)     854,405     (1,146,941)            449,587         (9,349)           4,346,403     (12,300)          (1,755)
     8,286,291  (15,607,490)     3,855,353          (9,372,692)     8,535,013          (25,686,230)     61,980         (129,212)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
     6,099,430  (14,366,240)     2,951,098          (8,788,218)     9,110,686          (20,914,467)     48,431         (132,616)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
        24,306      329,636         20,000             329,132        209,923              348,853       2,200           17,178
    (3,111,410)  (2,049,983)      (723,635)          1,145,390       (687,536)          (3,460,649)      3,455           25,574
       (80,606)     (92,843)       (31,507)            (35,852)      (116,644)            (129,890)       (137)            (151)
    (2,035,343)  (3,976,560)      (665,459)         (1,272,181)    (1,869,399)          (3,760,519)    (22,581)          (9,724)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
    (5,203,053)  (5,789,750)    (1,400,601)            166,489     (2,463,656)          (7,002,205)    (17,063)          32,877
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
       896,377  (20,155,990)     1,550,497          (8,621,729)     6,647,030          (27,916,672)     31,368          (99,739)
    28,131,216   48,287,206     11,101,988          19,723,717     27,442,793           55,359,465     114,407          214,146
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
$   29,027,593 $ 28,131,216 $   12,652,485 $        11,101,988 $   34,089,823 $         27,442,793 $   145,775 $        114,407
============== ============ ============== =================== ============== ==================== =========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  FIDELITY VIP EQUITY-INCOME       PIMCO VIT HIGH YIELD PIMCO VIT LOW DURATION
                                                 SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------------------- -------------------------- ----------------------
                                         2009       2008 (a)           2009    2008 (a)       2009    2008 (a)
                                  ----------- -------------- -------------- ----------- ---------- -----------
INCREASE (DECREASE)
  IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 24,088       $ 39,139    $   636,585 $   502,354 $   220,821 $  262,251
  Net realized gains (losses)        (504,545)      (751,192)      (227,761)   (290,212)    536,343    120,373
  Change in unrealized gains
     (losses) on investments        1,607,266     (2,820,210)     2,468,282  (2,314,667)    437,621   (593,348)
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations              1,126,809     (3,532,263)     2,877,106  (2,102,525)  1,194,785   (210,724)
                                  ----------- -------------- -------------- ----------- ----------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 200         78,119         29,884      47,014      48,589    105,635
  Net transfers (including fixed
     account)                         112,365     (1,217,411)     3,476,800    (597,289)  2,364,857  1,185,394
  Contract charges                    (19,310)       (22,070)       (41,618)    (32,515)    (46,658)   (38,482)
  Transfers for contract benefits
     and terminations                (394,571)      (678,317)      (490,935)   (636,944)   (894,887)  (750,072)
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (301,316)    (1,839,679)     2,974,131  (1,219,734)  1,471,901    502,475
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease)
       in net assets                  825,493     (5,371,942)     5,851,237  (3,322,259)  2,666,686    291,751
NET ASSETS:
  Beginning of year                 3,979,860      9,351,802      5,876,021   9,198,279   9,699,931  9,408,180
                                  ----------- -------------- -------------- ----------- ----------- ----------
  End of year                     $ 4,805,353    $ 3,979,860 $   11,727,258 $ 5,876,021 $12,366,617 $9,699,931
                                  =========== ============== ============== =========== =========== ==========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                          AMERICAN FUNDS
AMERICAN FUNDS GLOBAL GROWTH GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------------- --------------------------- --------------------------
          2009      2008 (a)           2009  2008 (a)(b)           2009 2008 (a)(b)
-------------- ------------- -------------- ------------ -------------- -----------
   $   346,673 $     355,659   $    (39,573) $    (7,410)    $   (7,294) $  107,635
        52,332       862,476         28,087       41,838        (41,453)    154,003
    15,632,672    (9,969,607)     3,668,097     (949,152)    16,103,075  (3,528,407)
-------------- ------------- -------------- ------------ -------------- -----------
    16,031,677    (8,751,472)     3,656,611     (914,724)    16,054,328  (3,266,769)
-------------- ------------- -------------- ------------ -------------- -----------
    10,008,195     3,599,210      1,797,968      802,399     15,888,851   4,160,363
    14,927,875    18,087,216      4,418,825    3,304,984     26,731,257  13,601,189
      (178,371)      (24,273)       (39,842)        (224)      (170,142)     (1,954)
    (1,430,217)   (1,004,647)      (229,321)     (16,552)    (1,121,118)    (89,373)
-------------- ------------- -------------- ------------ -------------- -----------
    23,327,482    20,657,506      5,947,630    4,090,607     41,328,848  17,670,225
-------------- ------------- -------------- ------------ -------------- -----------
    39,359,159    11,906,034      9,604,241    3,175,883     57,383,176  14,403,456
    22,597,668    10,691,634      3,175,883           --     14,403,456          --
-------------- ------------- -------------- ------------ -------------- -----------
$   61,956,827 $  22,597,668 $   12,780,124 $  3,175,883 $   71,786,632 $14,403,456
============== ============= ============== ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

On November 9, 2009, pursuant to a resolution by the Board of Directors of MetLife Investors Insurance Company, the Company combined MetLife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2009. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owner under the Contracts of each separate account pre or post Combination. Each Sub-Account of MetLife Investors Variable Annuity Account Five has been combined with the Sub-Accounts of the Separate Account.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

MIST Met/AIM Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST Met/Templeton International Bond
Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account*
MSF Artio International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account (a)
MSF Van Eck Global Natural Resources Sub-Account (a)
MSF MetLife Mid Cap Stock Index Sub-Account (a)
MSF Morgan Stanley EAFE Index Sub-Account (a)
MSF Russell 2000 Index Sub-Account (a)
MSF BlackRock Legacy Large Cap Growth
Sub-Account* (a)
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2009.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

PIMCO VIT Total Return Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                              NEW NAME
(MSF) Franklin Templeton Small Cap Growth Portfolio      (MSF) Loomis Sayles Small Cap Growth Portfolio
(MSF) Harris Oakmark Focused Value Portfolio             (MSF) Met/Artisan Mid Cap Value Portfolio
(MSF) Julius Baer International Stock Portfolio          (MSF) Artio International Stock Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                                         NEW PORTFOLIO
(PIMCO VIT) Total Return Portfolio                       (MIST) PIMCO Total Return Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
(MSF) Capital Guardian U.S. Equity Portfolio             (MIST) Pioneer Fund Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio            (MSF) BlackRock Legacy Large Cap Growth Portfolio

LIQUIDATION:

(PIMCO VIT) StocksPlus Growth and Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Sub-Accounts. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair values, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk    0.50% - 1.50%

Administrative                0.15% - 0.25%

Optional Death Benefit Rider  0.15% - 0.35%

Earnings Preservation Benefit         0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             35,372,241   838,716,013    26,643,944     71,495,740
MIST Lord Abbett Bond Debenture Sub-Account                23,102,087   272,381,805    29,218,533     28,366,372
MIST Van Kampen Mid Cap Growth Sub-Account                  6,011,867    52,811,643     5,121,972      3,473,984
MIST Lord Abbett Mid Cap Value Sub-Account                 15,698,746   292,730,450    10,743,463     18,395,630
MIST Oppenheimer Capital Appreciation Sub-Account          16,194,910   126,183,197     1,386,778      9,351,182
MIST PIMCO Inflation Protected Bond Sub-Account             7,099,334    75,505,748    21,568,729      8,533,369
MIST Legg Mason Partners Aggressive Growth Sub-Account     10,201,798    72,099,386     1,250,727      6,749,789
MIST PIMCO Total Return Sub-Account                        38,990,367   441,264,868   162,966,002     30,061,598
MIST RCM Technology Sub-Account                             3,069,920    13,071,697     2,046,309      1,767,704
MIST T. Rowe Price Mid Cap Growth Sub-Account              10,249,096    77,318,820     9,032,973      9,387,960
MIST MFS Research International Sub-Account                14,798,072   172,708,355     9,081,375     13,913,378
MIST Met/AIM Small Cap Growth Sub-Account                   4,781,750    58,552,987     3,095,329      5,088,156
MIST Lazard Mid Cap Sub-Account                             4,831,192    59,863,218     3,726,142      5,467,056
MIST Harris Oakmark International Sub-Account               5,793,868    80,904,103     9,545,672     11,005,900
MIST Third Avenue Small Cap Value Sub-Account               4,605,319    65,141,417     4,895,650      7,397,458
MIST Clarion Global Real Estate Sub-Account                 3,967,222    50,472,816     3,537,139      4,186,606
MIST Turner Mid Cap Growth Sub-Account                      1,074,699    12,276,074       983,431      1,540,676
MIST Goldman Sachs Mid Cap Value Sub-Account                1,775,812    23,382,993       273,979      2,817,394
MIST MetLife Defensive Strategy Sub-Account                31,101,351   309,298,714   117,253,462     31,672,571
MIST MetLife Moderate Strategy Sub-Account                 69,661,708   697,761,739   177,250,302     30,121,156
MIST MetLife Balanced Strategy Sub-Account                199,336,954 1,932,317,623   265,679,696     35,192,850
MIST MetLfie Growth Strategy Sub-Account                  163,005,435 1,684,278,125    65,010,807     74,562,675
MIST MetLife Aggressive Strategy Sub-Account               21,661,232   184,519,592     4,222,707     22,671,367
MIST Van Kampen Comstock Sub-Account                       10,032,616    98,424,761    13,839,802      2,389,264
MIST SSgA Growth ETF Sub-Account                            3,583,442    35,536,204    10,443,496      2,868,592
MIST SSgA Growth and Income ETF Sub-Account                 8,062,491    83,948,284    24,456,385      3,411,494
MIST Legg Mason Value Equity Sub-Account                    3,655,365    33,397,868     2,445,263      1,961,190
MIST Pioneer Fund Sub-Account                               7,769,725    75,402,076    80,372,886      7,828,928
MIST Pioneer Strategic Income Sub-Account                     571,825     5,360,924     2,418,923        591,434
MIST MFS Emerging Markets Equity Sub-Account                5,673,587    59,971,995    13,508,754      4,662,011
MIST Loomis Sayles Global Markets Sub-Account                 971,130    10,319,426     2,021,594      1,323,900
MIST Rainier Large Cap Equity Sub-Account                     711,503     5,272,141     2,514,772      2,679,980
MIST American Funds Growth Sub-Account                      3,561,062    23,858,119    15,146,095      3,217,424
MIST American Funds Balanced Allocation Sub-Account        22,837,256   177,177,766    81,973,484      8,527,633
MIST American Funds Bond Sub-Account                        1,808,161    16,373,665    12,187,018      1,646,932
MIST American Funds Growth Allocation Sub-Account          23,901,097   179,438,807    65,806,450      9,876,119
MIST American Funds International Sub-Account               1,870,383    12,810,785     6,510,405      1,220,804
MIST American Funds Moderate Allocation Sub-Account        13,585,106   110,379,139    57,323,466      5,657,016
MIST BlackRock High Yield Sub-Account                       1,154,230     7,749,883     8,106,112      1,343,194
MIST Dreman Small Cap Value Sub-Account                       304,640     3,086,043     2,378,875        229,706
MIST Met/Templeton Growth Sub-Account                         995,187     7,165,053     4,648,503        296,249
MIST Met/Franklin Mutual Shares Sub-Account                 7,660,711    53,281,115    38,935,826        740,365
MIST Met/Franklin Templeton Founding Strategy Sub-Account  15,444,648   117,576,139    63,907,829      6,494,676
MIST Met/Templeton International Bond Sub-Account (a)          18,418       197,430       251,042         55,348
MIST BlackRock Large Cap Core Sub-Account (a)                  99,587       716,427       720,396          4,316
Russell Multi-Style Equity Sub-Account                      1,021,725    14,216,235       415,983      1,567,037
Russell Aggressive Equity Sub-Account                         263,331     3,448,774        58,836        327,062
Russell Non-U.S. Sub-Account                                  619,073     7,032,987       286,678        744,817
Russell Core Bond Sub-Account                               1,188,358    12,082,638     1,089,285      2,208,413
Russell Real Estate Securities Sub-Account                    122,261     1,831,163       144,554        258,703
AIM V.I. International Growth Sub-Account                     302,164     7,335,711       360,355      1,176,695
DWS Government & Agency Securities Sub-Account                 72,200       873,226        78,417        173,625
MSF Davis Venture Value Sub-Account                         8,088,980   219,035,207    12,132,295     11,535,715
MSF Met/Artisan Mid Cap Value Sub-Account                     297,349    64,437,762     1,239,428      5,076,117
MSF Jennison Growth Sub-Account                             5,200,181    55,930,512     3,237,928      6,124,671
MSF MFS Total Return Sub-Account                              760,296   101,632,757    16,385,975      2,995,008

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF Artio International Stock Sub-Account                   706,357     8,041,553       746,461        513,676
MSF BlackRock Money Market Sub-Account                    1,788,934   178,893,427    64,889,211    128,292,411
MSF MetLife Stock Index Sub-Account                       1,250,383    37,878,616     5,942,683      5,644,321
MSF BlackRock Bond Income Sub-Account                       580,710    59,786,321    27,028,302      3,530,567
MSF BlackRock Strategic Value Sub-Account                   178,327     2,594,249       140,139        375,576
MSF Loomis Sayles Small Cap Growth Sub-Account            1,966,978    17,603,673     2,099,295        944,180
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                               486,238     5,739,909     1,324,241      1,043,280
MSF Western Asset Management U.S. Government
  Sub-Account                                             1,097,561    12,987,387     9,295,351      4,729,879
MSF T. Rowe Price Small Cap Growth Sub-Account              740,316     9,307,783     1,931,076      2,433,638
MSF T. Rowe Price Large Cap Growth Sub-Account            3,987,164    54,375,310     2,323,217      7,176,541
MSF Oppenheimer Global Equity Sub-Account                 1,291,504    19,074,889     2,358,488      1,279,762
MSF MFS Value Sub-Account                                 1,216,081    11,853,978     9,584,381        250,582
MSF Met/ Dimensional International Small Company
  Sub-Account                                                81,938     1,016,394     1,150,189        201,460
MSF Barclays Capital Aggregate Bond Index Sub-Account (a)   133,054     1,423,715     1,490,059         67,081
MSF Van Eck Global Natural Resources Sub-Account (a)         26,273       363,907       521,503        164,354
MSF MetLife Mid Cap Stock Index Sub-Account (a)              47,573       506,475     1,428,327        948,098
MSF Morgan Stanley EAFE Index Sub-Account (a)                42,018       455,310       586,022        134,300
MSF Russell 2000 Index Sub-Account (a)                       45,254       437,695       644,616        203,684
MSF BlackRock Legacy Large Cap Growth Sub-Account (a)       403,318     7,118,365     7,859,629        853,582
Putnam VT Growth and Income Sub-Account                     664,978    14,659,862       779,820      1,704,275
Putnam VT Vista Sub-Account                                 197,725     2,837,962       233,290        384,486
Putnam VT Equity Income Sub-Account                       2,387,192    32,432,702       518,505      5,689,962
FTVIPT Templeton Growth Securities Sub-Account            1,215,353    17,563,014       428,143      1,587,412
FTVIPT Templeton Foreign Securities Sub-Account           2,524,323    36,102,300     3,620,239      4,288,919
Fidelity VIP Growth Opportunities Sub-Account                10,050       179,654         8,326         26,664
Fidelity VIP Equity-Income Sub-Account                      289,568     6,399,910       682,989        961,000
PIMCO VIT High Yield Sub-Account                          1,610,932    11,709,132     4,836,894      1,226,972
PIMCO VIT Low Duration Sub-Account                        1,223,230    12,449,269     4,645,977      2,399,306
American Funds Global Growth Sub-Account                  3,177,293    56,177,792    24,853,349      1,180,467
American Funds Global Small Capitalization Sub-Account      720,023    10,061,459     6,258,320        350,658
American Funds Growth Sub-Account                         1,557,202    59,212,360    41,752,811        431,824

(a) For the period May 4, 2009 to December 31, 2009.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MIST LORD ABBETT         MIST LORD ABBETT           MIST VAN KAMPEN
                                         GROWTH AND INCOME           BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            17,054,222   20,078,114  14,022,797   16,703,725   4,629,395     5,095,055
Units issued and transferred
  from other funding options        1,163,745      729,604   1,616,020      937,350     957,442       584,996
Units redeemed and transferred to
  other funding options            (2,624,377)  (3,753,496) (2,445,370)  (3,618,278)   (747,780)   (1,050,656)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                  15,593,590   17,054,222  13,193,447   14,022,797   4,839,057     4,629,395
                                  =========== ============ =========== ============ =========== =============

                                  MIST LEGG MASON PARTNERS
                                         AGGRESSIVE GROWTH  MIST PIMCO TOTAL RETURN       MIST RCM TECHNOLOGY
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            10,488,614   11,946,041  23,369,511   23,393,059   2,054,635     2,312,361
Units issued and transferred
  from other funding options          588,725      572,746  12,187,850    7,071,302     590,379       814,965
Units redeemed and transferred to
  other funding options            (1,471,266)  (2,030,173) (5,631,390)  (7,094,850)   (515,962)   (1,072,691)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                   9,606,073   10,488,614  29,925,971   23,369,511   2,129,052     2,054,635
                                  =========== ============ =========== ============ =========== =============

                                                                MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                       MIST LAZARD MID CAP            INTERNATIONAL           SMALL CAP VALUE
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year             3,701,818    4,161,801   4,450,252    5,352,399   4,169,845     4,918,512
Units issued and transferred
  from other funding options          537,899      498,551     650,523      689,653     627,104       646,592
Units redeemed and transferred to
  other funding options              (693,173)    (958,534) (1,034,354)  (1,591,800)   (854,933)   (1,395,259)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                   3,546,544    3,701,818   4,066,421    4,450,252   3,942,016     4,169,845
                                  =========== ============ =========== ============ =========== =============

                                              MIST METLIFE             MIST METLIFE              MIST METLIFE
                                        DEFENSIVE STRATEGY        MODERATE STRATEGY         BALANCED STRATEGY
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            20,521,525   13,466,221  48,839,803   42,566,117 147,575,188   108,579,992
Units issued and transferred
  from other funding options       15,848,889   15,338,465  22,185,086   17,544,009  46,188,462    60,791,130
Units redeemed and transferred to
  other funding options            (7,785,307)  (8,283,161) (9,031,266) (11,270,323) (19,135,693) (21,795,934)
                                  ----------- ------------ ------------------------ -------------------------
Units end of year                  28,585,107   20,521,525  61,993,623   48,839,803 174,627,957   147,575,188
                                  =========== ============ =========== ============ =========== =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

         MIST LORD ABBETT        MIST OPPENHEIMER    MIST PIMCO INFLATION
            MID CAP VALUE    CAPITAL APPRECIATION          PROTECTED BOND
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  9,920,843    11,500,075  12,461,052  14,330,363   5,260,106   5,615,838
  1,047,331       802,876     885,126   1,320,283   2,420,447   2,221,581
 (1,585,271)   (2,382,108) (1,936,480) (3,189,594) (1,490,818) (2,577,313)
----------- ------------- ----------- ----------- ----------- -----------
  9,382,903     9,920,843  11,409,698  12,461,052   6,189,735   5,260,106
=========== ============= =========== =========== =========== ===========

       MIST T. ROWE PRICE       MIST MFS RESEARCH            MIST MET/AIM
           MID CAP GROWTH           INTERNATIONAL        SMALL CAP GROWTH
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  9,296,506    10,687,089  10,212,094  11,927,065   4,467,675   5,114,915
  2,114,107     1,927,701   1,202,006   1,344,178     545,182     682,126
 (1,966,277)   (3,318,284) (1,730,210) (3,059,149)   (692,102) (1,329,366)
----------- ------------- ----------- ----------- ----------- -----------
  9,444,336     9,296,506   9,683,890  10,212,094   4,320,755   4,467,675
=========== ============= =========== =========== =========== ===========

      MIST CLARION GLOBAL             MIST TURNER      MIST GOLDMAN SACHS
              REAL ESTATE          MID CAP GROWTH           MID CAP VALUE
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  3,017,825     3,287,188   1,062,658   1,063,472   1,740,044   2,337,423
    545,269       457,663     167,061     524,681      45,739     202,126
   (599,287)     (727,026)   (224,848)   (525,495)   (303,050)   (799,505)
----------- ------------- ----------- ----------- ----------- -----------
  2,963,807     3,017,825   1,004,871   1,062,658   1,482,733   1,740,044
=========== ============= =========== =========== =========== ===========

             MIST METLIFE            MIST METLIFE         MIST VAN KAMPEN
          GROWTH STRATEGY     AGGRESSIVE STRATEGY                COMSTOCK
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
144,681,997   113,819,021  20,155,167  10,317,659   7,709,294   7,546,887
 19,571,725    52,887,232   1,269,392  13,042,376   2,598,214   1,755,102
(18,125,370)  (22,024,256) (3,284,700) (3,204,868) (1,158,970) (1,592,695)
----------- ------------- ----------- ----------- ----------- -----------
146,128,352   144,681,997  18,139,859  20,155,167   9,148,538   7,709,294
=========== ============= =========== =========== =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                              MIST SSGA             MIST SSGA       MIST LEGG MASON
                                             GROWTH ETF GROWTH AND INCOME ETF          VALUE EQUITY
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- --------------------- ---------------------
                                       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
                                  --------- ----------- --------- ----------- --------- -----------
Units beginning of year           2,631,694   3,155,142 5,706,322   5,057,639 3,449,785   3,093,759
Units issued and transferred
  from other funding options      1,419,212     285,266 3,020,230   1,449,815   671,733     887,286
Units redeemed and transferred to
  other funding options            (515,165)   (808,714) (852,131)   (801,132) (519,271)   (531,260)
                                  --------- ----------- --------- ----------- --------- -----------
Units end of year                 3,535,741   2,631,694 7,874,421   5,706,322 3,602,247   3,449,785
                                  ========= =========== ========= =========== ========= ===========


                                     MIST LOOMIS SAYLES          MIST RAINIER                  MIST
                                         GLOBAL MARKETS      LARGE CAP EQUITY AMERICAN FUNDS GROWTH
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- --------------------- ---------------------
                                       2009    2008 (a)      2009    2008 (a)      2009 2008 (a)(b)
                                  --------- ----------- --------- ----------- --------- -----------
Units beginning of year             825,508   1,117,036   786,871     115,191 1,497,798          --
Units issued and transferred
  from other funding options        258,649     976,850   433,402   1,186,233 2,819,679   1,711,006
Units redeemed and transferred to
  other funding options            (184,579) (1,268,378) (496,715)   (514,553) (811,078)   (213,208)
                                  --------- ----------- --------- ----------- --------- -----------
Units end of year                   899,578     825,508   723,558     786,871 3,506,399   1,497,798
                                  ========= =========== ========= =========== ========= ===========

                                          MIST AMERICAN FUNDS       MIST AMERICAN FUNDS      MIST BLACKROCK
                                                INTERNATIONAL       MODERATE ALLOCATION          HIGH YIELD
                                                  SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- -------------------
                                         2009     2008 (a)(b)          2009 2008 (a)(b)      2009  2008 (b)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units beginning of year               935,627              --     6,585,179          --    58,901        --
Units issued and transferred
  from other funding options        1,173,720       1,299,170     8,421,960   6,949,076   608,381   123,836
Units redeemed and transferred to
  other funding options              (315,078)       (363,543)   (1,554,563)   (363,897) (149,712)  (64,935)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units end of year                   1,794,269         935,627    13,452,576   6,585,179   517,570    58,901
                                  =========== =============== ============= =========== ========= =========


                                                                  MIST MET/        MIST
                                                                  TEMPLETON   BLACKROCK
                                  MIST MET/FRANKLIN TEMPLETON INTERNATIONAL   LARGE CAP             RUSSELL
                                            FOUNDING STRATEGY          BOND        CORE  MULTI-STYLE EQUITY
                                                  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- -------------------
                                         2009     2008 (a)(b)      2009 (c)    2009 (c)      2009  2008 (a)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units beginning of year             7,133,612              --            --          -- 1,237,353 1,428,724
Units issued and transferred
  from other funding options       10,172,553       7,474,579        23,684      85,921    56,329    58,430
Units redeemed and transferred to
  other funding options            (1,860,908)       (340,967)       (5,087)       (785) (187,905) (249,801)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units end of year                  15,445,257       7,133,612        18,597      85,136 1,105,777 1,237,353
                                  =========== =============== ============= =========== ========= =========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

                                 MIST PIONEER       MIST MFS EMERGING
      MIST PIONEER FUND      STRATEGIC INCOME          MARKETS EQUITY
            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------- --------------------- -----------------------
       2009    2008 (a)      2009    2008 (a)        2009    2008 (a)
----------- ----------- --------- ----------- ----------- -----------
    103,010      32,107   167,799      83,140   3,919,168     540,737
  7,884,289      79,058   117,446     175,914   2,117,923   4,289,718
   (831,822)     (8,155)  (41,387)    (91,255) (1,001,466)   (911,287)
----------- ----------- --------- ----------- ----------- -----------
  7,155,477     103,010   243,858     167,799   5,035,625   3,919,168
=========== =========== ========= =========== =========== ===========

    MIST AMERICAN FUNDS   MIST AMERICAN FUNDS     MIST AMERICAN FUNDS
    BALANCED ALLOCATION                  BOND       GROWTH ALLOCATION
            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------- --------------------- -----------------------
       2009 2008 (a)(b)      2009 2008 (a)(b)        2009 2008 (a)(b)
----------- ----------- --------- ----------- ----------- -----------
 11,983,365          --   592,698          --  14,440,596          --
 12,936,497  12,888,962 1,477,036     734,370  11,998,923  15,223,106
 (2,322,425)   (905,597) (305,992)   (141,672) (2,968,383)   (782,510)
----------- ----------- --------- ----------- ----------- -----------
 22,597,437  11,983,365 1,763,742     592,698  23,471,136  14,440,596
=========== =========== ========= =========== =========== ===========

      MIST DREMAN MIST MET/TEMPLETON     MIST MET/FRANKLIN
  SMALL CAP VALUE             GROWTH         MUTUAL SHARES
      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------- ------------------ ---------------------
    2009 2008 (b)      2009 2008 (b)      2009 2008 (a)(b)
-------- -------- --------- -------- --------- -----------
  79,596       --   355,286       -- 1,891,505          --
 251,347   82,385   749,651  386,732 6,161,827   2,004,532
 (34,069)  (2,789) (100,010) (31,446) (489,655)   (113,027)
-------- -------- --------- -------- --------- -----------
 296,874   79,596 1,004,927  355,286 7,563,677   1,891,505
======== ======== ========= ======== ========= ===========


          RUSSELL            RUSSELL               RUSSELL
AGGRESSIVE EQUITY           NON-U.S.             CORE BOND
      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------- ------------------ ---------------------
    2009 2008 (a)      2009 2008 (a)      2009    2008 (a)
-------- -------- --------- -------- --------- -----------
 252,148  287,672   476,105  539,542   857,970   1,038,251
   9,487   14,208    20,321   34,537    30,393      30,185
 (37,195) (49,732)  (67,448) (97,974) (146,591)   (210,466)
-------- -------- --------- -------- --------- -----------
 224,440  252,148   428,978  476,105   741,772     857,970
======== ======== ========= ======== ========= ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                             AIM V.I.          DWS GOVERNMENT &
                                  RUSSELL REAL ESTATE SECURITIES INTERNATIONAL GROWTH         AGENCY SECURITIES
                                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ -------------------- -------------------------
                                       2009             2008 (a)     2009    2008 (a)       2009       2008 (a)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units beginning of year              71,152               79,175  522,812     698,903     65,564         84,293
Units issued and transferred
  from other funding options          7,025                5,729   25,427      51,121      3,089          9,234
Units redeemed and transferred to
  other funding options             (15,733)             (13,752) (86,484)   (227,212)   (11,119)       (27,963)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units end of year                    62,444               71,152  461,755     522,812     57,534         65,564
                                  ========= ==================== ======== =========== ========== ==============

                                                                            MSF ARTIO             MSF BLACKROCK
                                            MSF MFS TOTAL RETURN  INTERNATIONAL STOCK              MONEY MARKET
                                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ -------------------- -------------------------
                                       2009             2008 (a)     2009    2008 (a)       2009       2008 (a)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units beginning of year           3,343,530            3,681,888  458,361     481,397 22,607,243     11,746,997
Units issued and transferred
  from other funding options        651,240              335,633   77,867      65,697 12,428,401     27,001,096
Units redeemed and transferred to
  other funding options            (447,729)            (673,991) (53,080)    (88,733) (18,139,424) (16,140,850)
                                  --------- -------------------- -------- ----------- -------------------------
Units end of year                 3,547,041            3,343,530  483,148     458,361 16,896,220     22,607,243
                                  ========= ==================== ======== =========== ========== ==============

                                                                                MSF WESTERN       MSF WESTERN ASSET
                                          MSF LOOMIS SAYLES                ASSET MANAGEMENT              MANAGEMENT
                                           SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                                SUB-ACCOUNT                     SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------------- -----------------------
                                       2009      2008 (a)      2009              2008 (a)       2009     2008 (a)
                                  ------------ ------------ ---------- -------------------- ----------- -----------
Units beginning of year           1,480,050    1,285,945    264,015              310,095     539,471     206,296
Units issued and transferred
  from other funding options        445,815      477,556     49,000               43,605     637,926     609,739
Units redeemed and transferred to
  other funding options            (239,128)    (283,451)   (55,515)             (89,685)   (369,340)   (276,564)
                                  ------------ ------------ ---------- -------------------- ----------- -----------
Units end of year                 1,686,737    1,480,050    257,500              264,015     808,057     539,471
                                  ============ ============ ========== ==================== =========== ===========


(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

      MSF DAVIS VENTURE       MSF MET/ARTISAN          MSF JENNISON
                  VALUE         MID CAP VALUE                GROWTH
            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------- --------------------- ---------------------
       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
----------- ----------- --------- ----------- --------- -----------
 17,609,616  19,481,732 3,947,813   4,602,845 5,593,496   6,410,062
  2,097,262   2,159,153   299,307     620,282   685,531     816,374
 (2,436,375) (4,031,269) (646,131) (1,275,314) (955,313) (1,632,940)
----------- ----------- --------- ----------- --------- -----------
 17,270,503  17,609,616 3,600,989   3,947,813 5,323,714   5,593,496
=========== =========== ========= =========== ========= ===========

            MSF METLIFE         MSF BLACKROCK         MSF BLACKROCK
            STOCK INDEX           BOND INCOME       STRATEGIC VALUE
            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------- --------------------- ---------------------
       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
----------- ----------- --------- ----------- --------- -----------
  3,163,371   3,427,382   712,480     614,622   143,291     136,088
    754,882     838,050   538,058     271,585    13,542      35,987
   (819,931) (1,102,061) (156,667)   (173,727)  (34,012)    (28,784)
----------- ----------- --------- ----------- --------- -----------
  3,098,322   3,163,371 1,093,871     712,480   122,821     143,291
=========== =========== ========= =========== ========= ===========

  MSF T. ROWE PRICE     MSF T. ROWE PRICE     MSF OPPENHEIMER
   SMALL CAP GROWTH      LARGE CAP GROWTH       GLOBAL EQUITY
        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------- --------------------- -------------------
     2009  2008 (a)      2009    2008 (a)      2009  2008 (a)
--------- --------- --------- ----------- --------- ---------
  702,633   787,100 4,614,190   5,178,163   955,438   995,160
  162,790   111,375   334,805     511,779   221,626   175,045
 (222,834) (195,842) (774,325) (1,075,752) (167,888) (214,767)
--------- --------- --------- ----------- --------- ---------
  642,589   702,633 4,174,670   4,614,190 1,009,176   955,438
========= ========= ========= =========== ========= =========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                           MSF BARCLAYS
                                                       MSF MET/DIMENSIONAL      CAPITAL    MSF VAN ECK
                                               MSF MFS       INTERNATIONAL    AGGREGATE GLOBAL NATURAL
                                                 VALUE       SMALL COMPANY   BOND INDEX      RESOURCES
                                           SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------------- ------------------- ------------ --------------
                                      2009 2008 (a)(b)      2009  2008 (d)     2009 (c)    2009 (c)
                                  -------- ----------- --------- --------- ------------ --------------
Units beginning of year            194,021          --     3,592        --           --          --
Units issued and transferred
  from other funding options       839,046     202,350    97,243     3,592      105,552      38,859
Units redeemed and transferred to
  other funding options            (71,049)     (8,329)  (17,321)        --      (4,733)    (12,151)
                                  -------- ----------- --------- --------- ------------ --------------
Units end of year                  962,018     194,021    83,514     3,592      100,819      26,708
                                  ======== =========== ========= ========= ============ ==============


                                             PUTNAM VT           PUTNAM VT         FTVIPT TEMPLETON
                                                 VISTA       EQUITY INCOME        GROWTH SECURITIES
                                           SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                  -------------------- ------------------- ------------------------
                                      2009    2008 (a)      2009  2008 (a)         2009    2008 (a)
                                  -------- ----------- --------- --------- ------------ -----------
Units beginning of year            239,608     278,038 2,461,774 2,881,290      987,740     999,429
Units issued and transferred
  from other funding options        30,478      14,940    44,897   170,064       16,989     189,778
Units redeemed and transferred to
  other funding options            (43,707)    (53,370) (493,742) (589,580)    (137,023)   (201,467)
                                  -------- ----------- --------- --------- ------------ -----------
Units end of year                  226,379     239,608 2,012,929 2,461,774      867,706     987,740
                                  ======== =========== ========= ========= ============ ===========

                                            PIMCO VIT           PIMCO VIT      AMERICAN FUNDS
                                           HIGH YIELD        LOW DURATION       GLOBAL GROWTH
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                  ------------------- ------------------- -------------------
                                       2009  2008 (a)      2009  2008 (a)      2009  2008 (a)
                                  --------- --------- --------- --------- --------- ---------
Units beginning of year             544,206   641,904   758,728   721,178 1,196,083   350,172
Units issued and transferred
  from other funding options        349,796    70,349   309,881   280,900 1,301,159   989,726
Units redeemed and transferred to
  other funding options            (108,621) (168,047) (201,944) (243,350) (180,671) (143,815)
                                  --------- --------- --------- --------- --------- ---------
Units end of year                   785,381   544,206   866,665   758,728 2,316,571 1,196,083
                                  ========= ========= ========= ========= ========= =========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

                                            MSF
                                      BLACKROCK
 MSF METLIFE MSF MORGAN          MSF     LEGACY
    MID CAP     STANLEY RUSSELL 2000  LARGE CAP           PUTNAM VT
STOCK INDEX  EAFE INDEX        INDEX     GROWTH   GROWTH AND INCOME
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT        SUB-ACCOUNT
----------- ----------- ------------ ---------- -------------------
   2009 (c)    2009 (c)     2009 (c)   2009 (c)      2009  2008 (a)
----------- ----------- ------------ ---------- --------- ---------
         --          --           --         --   916,358 1,097,543
    112,020      53,738       53,121  4,844,756    69,111    61,313
    (72,991)    (13,026)     (18,110)  (506,905) (162,801) (242,498)
----------- ----------- ------------ ---------- --------- ---------
     39,029      40,712       35,011  4,337,851   822,668   916,358
=========== =========== ============ ========== ========= =========

       FTVIPT TEMPLETON            FIDELITY VIP        FIDELITY VIP
     FOREIGN SECURITIES    GROWTH OPPORTUNITIES       EQUITY-INCOME
            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------- ----------------------- -------------------
       2009    2008 (a)         2009   2008 (a)      2009  2008 (a)
----------- ----------- ------------ ---------- --------- ---------
  2,562,516   3,066,952       21,872     18,156   405,578   534,234
    185,588     166,220        1,399      5,203    58,480    70,816
   (398,292)   (670,656)      (3,896)    (1,487)  (90,756) (199,472)
----------- ----------- ------------ ---------- --------- ---------
  2,349,812   2,562,516       19,375     21,872   373,302   405,578
=========== =========== ============ ========== ========= =========

             AMERICAN FUNDS       AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION               GROWTH
                SUB-ACCOUNT          SUB-ACCOUNT
--------------------------- --------------------
    2009        2008 (a)(b)     2009 2008 (a)(b)
-------- ------------------ -------- -----------
 185,100                 --  128,846          --
 321,190            189,384  358,710     132,517
 (39,145)            (4,284) (22,928)     (3,671)
-------- ------------------ -------- -----------
 467,145            185,100  464,628     128,846
======== ================== ======== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- -------------------------------------------------
                                               UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)    TOTAL RETURN(4)
                                                   LOWEST TO           NET        INCOME        LOWEST TO          LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                    ---------- ------------- ------------- ------------- ---------------- ------------------
MIST Lord Abbett Growth    2009     15,593,590 12.78 - 48.34   669,088,087          2.37      0.75 - 2.35      15.64 - 17.67
  and Income Sub-Account   2008 (a) 17,054,222 10.86 - 41.08   622,711,660          1.71      0.75 - 2.35  (36.75) - (36.74)
                           2007 (a) 20,078,114 17.17 - 64.94 1,163,496,239          0.98      0.75 - 2.35        3.12 - 3.13
                           2006 (a) 24,112,960 16.65 - 62.97 1,361,733,054          1.73      0.75 - 2.35      17.04 - 33.41
                           2005 (a) 28,420,310 12.48 - 53.80 1,376,885,114          0.94      0.75 - 2.35          2.71-6.12
MIST Lord Abbett Bond      2009     13,193,447 15.20 - 22.76   280,934,170          7.43      0.75 - 2.35      33.60 - 35.96
  Debenture Sub-Account    2008 (a) 14,022,797 11.27 - 16.77   220,576,786          4.34      0.75 - 2.35  (19.73) - (19.18)
                           2007 (a) 16,703,725 14.04 - 20.75   326,356,748          5.12      0.75 - 2.35        5.01 - 5.71
                           2006 (a) 18,203,778 13.37 - 19.63   337,819,002          6.82      0.75 - 2.35        7.65 - 8.33
                           2005 (a) 20,829,961 12.42 - 18.12   358,675,334          4.38      0.75 - 2.35      (2.82) - 0.78
MIST Van Kampen Mid Cap    2009      4,839,057 10.20 - 11.44    52,932,593            --      0.75 - 1.90      54.31 - 56.49
  Growth Sub-Account       2008 (a)  4,629,395   6.61 - 7.31    32,463,804          1.43      0.75 - 1.90  (47.75) - (47.14)
  (Commenced 11/7/2005)    2007 (a)  5,095,055 12.65 - 13.83    67,796,737            --      0.75 - 1.90      21.17 - 22.82
                           2006 (a)  5,605,210 10.44 - 11.26    61,083,520            --      0.75 - 1.90        6.31 - 7.75
                           2005 (a)    429,079  9.82 - 10.45     4,367,295            --      0.75 - 1.90        2.08 - 3.77
MIST Lord Abbett Mid Cap   2009      9,382,903 19.10 - 22.44   199,636,901          2.21      0.75 - 2.05      23.96 - 25.79
  Value Sub-Account        2008 (a)  9,920,843 15.59 - 17.87   168,788,065          0.62      0.75 - 1.95  (40.27) - (39.22)
                           2007 (a) 11,500,075 26.10 - 29.40   323,520,139          0.67      0.75 - 1.90    (1.29) - (0.17)
                           2006 (a) 11,694,557  26.44 -29.45   329,424,501          0.61      0.75 - 1.90      10.07 - 11.34
                           2005 (a) 13,116,959 24.02 - 26.45   333,411,150          0.51      0.75 - 1.90        6.14 - 7.26
MIST Oppenheimer Capital   2009     11,409,698   7.26 - 9.65    90,688,069            --      0.75 - 2.35      40.37 - 42.64
  Appreciation Sub-Account 2008 (a) 12,461,052   5.16 - 6.80    69,922,248          3.58      0.75 - 2.35  (47.19) - (46.54)
                           2007 (a) 14,330,363  9.77 - 12.72   150,767,163          0.02      0.75 - 2.35      11.66 - 12.87
                           2006 (a) 16,846,338  8.75 - 11.27   157,998,000          0.14      0.75 - 2.35        5.29 - 6.32
                           2005 (a) 18,017,916  8.31 - 10.60   160,675,692          0.02      0.75 - 2.35        2.34 - 3.41
MIST PIMCO Inflation       2009      6,189,735 12.17 - 13.54    79,015,035          3.36      0.75 - 2.35       9.41 - 16.53
  Protected Bond           2008 (a)  5,260,106 10.55 - 11.20    57,561,334          3.71      1.30 - 2.35    (9.05) - (8.12)
  Sub-Account              2007 (a)  5,615,838 11.60 - 12.19    67,120,476          2.22      1.30 - 2.35        8.21 - 9.43
                           2006 (a)  6,898,465 10.72 - 11.14    75,680,793          3.76      1.30 - 2.35    (1.92) - (0.98)
                           2005 (a)  7,650,667 10.93 - 11.25    85,052,693            --      1.30 - 2.35      (0.91) - 0.09
MIST Legg Mason Partners   2009      9,606,073   5.76 - 8.63    61,074,016          0.02      1.30 - 2.35      29.87 - 31.60
  Aggressive Growth        2008 (a) 10,488,614   4.43 - 6.56    50,957,029            --      1.30 - 2.35  (40.46) - (39.82)
  Sub-Account              2007 (a) 11,946,041  7.44 - 10.90    96,830,082          0.04      1.30 - 2.35        0.00 - 1.21
                           2006 (a) 14,937,113  7.44 - 10.77   120,777,818            --      1.30 - 2.35    (3.88) - (2.97)
                           2005 (a) 17,671,810  7.74 - 11.10   148,639,671            --      1.30 - 2.35      11.05 - 12.23
MIST PIMCO Total Return    2009     29,925,971 14.30 - 16.50   463,386,876          6.88      0.75 - 2.35      15.29 - 17.39
  Sub-Account              2008 (a) 23,369,511 12.39 - 14.06   308,644,622          3.77      0.75 - 2.35    (1.82) - (0.21)
                           2007 (a) 23,393,059 12.62 - 14.09   311,315,471          3.31      0.75 - 2.35        5.17 - 6.99
                           2006 (a) 29,038,127 12.00 - 13.17   363,923,770          2.60      0.75 - 2.35        2.21 - 3.86
                           2005 (a) 30,880,660 11.74 - 12.68   375,446,904          0.01      0.75 - 2.35        0.17 - 1.60

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- ------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST RCM Technology         2009      2,129,052       5.12 - 5.53  11,419,520            --      1.30 - 2.35     55.30 - 56.92
  Sub-Account               2008 (a)  2,054,635       3.29 - 3.53   7,051,064         13.86      1.30 - 2.35 (45.71) - (45.10)
                            2007 (a)  2,312,361       6.06 - 6.43  14,509,987            --      1.30 - 2.35     28.66 - 29.90
                            2006 (a)  2,488,804       4.71 - 4.95  12,074,014            --      1.30 - 2.35       2.84 - 3.99
                            2005 (a)  2,758,763       4.58 - 4.76  12,919,201            --      1.30 - 2.35       8.79 - 9.43
MIST T. Rowe Price Mid Cap  2009      9,444,336       7.75 - 8.68  77,636,322            --      0.85 - 2.35     42.11 - 44.24
  Growth Sub-Account        2008 (a)  9,296,506       5.45 - 6.02  53,358,584          0.01      0.85 - 2.35 (41.08) - (40.28)
                            2007 (a) 10,687,089      9.25 - 10.08 103,384,374          0.04      0.85 - 2.35     15.05 - 15.20
                            2006 (a) 14,560,047       8.04 - 8.75 121,744,187            --      0.75 - 2.35       3.74 - 5.42
                            2005 (a) 17,011,750       7.75 - 8.30 136,057,200            --      0.85 - 2.35     12.16 - 13.70
MIST MFS Research           2009      9,683,890     12.29 - 19.45 138,034,495          3.20      0.75 - 2.35     28.50 - 30.81
  International Sub-Account 2008 (a) 10,212,094      9.56 - 14.87 112,943,686          2.02      0.75 - 2.35 (43.63) - (42.74)
                            2007 (a) 11,927,065     16.96 - 25.97 232,428,220          1.34      0.75 - 2.35     10.78 - 12.62
                            2006 (a) 14,756,259     15.31 - 23.06 257,648,316          1.76      0.75 - 2.35     23.77 - 25.87
                            2005 (a) 17,112,730     12.37 - 18.32 241,297,268          0.46      0.75 - 2.35     13.80 - 15.66
MIST Met/AIM Small Cap      2009      4,320,755      7.37 - 12.87  52,644,910            --      1.30 - 2.35     30.70 - 32.33
  Growth Sub-Account        2008 (a)  4,467,675       5.57 - 9.74  41,224,858            --      1.30 - 2.35 (39.54) - (39.46)
                            2007 (a)  5,114,915       9.2 - 16.11  78,214,603            --      1.30 - 2.35       9.67 - 9.92
                            2006 (a)  6,646,145      8.37 - 14.69  92,807,939            --      1.30 - 2.35     12.35 - 12.65
                            2005 (a)  8,380,872      7.45 - 13.04 103,661,135            --      1.30 - 2.35    (37.13) - 6.45
MIST Lazard Mid Cap         2009      3,546,544     12.00 - 13.72  45,027,303          1.26      0.75 - 2.35     33.58 - 35.98
  Sub-Account               2008 (a)  3,701,818      8.97 - 10.09  34,752,509          1.14      0.75 - 2.35 (39.68) - (38.66)
                            2007 (a)  4,161,801     14.87 - 16.45  64,124,977          0.21      0.75 - 2.35     (4.92) - 0.24
                            2006 (a)  2,219,047     15.64 - 16.41  35,741,271          0.31      1.30 - 2.35     12.11 - 13.17
                            2005 (a)  2,480,071     13.95 - 14.50  35,413,812          0.06      1.30 - 2.35       5.68 - 6.70
MIST Harris Oakmark         2009      4,066,421     16.20 - 17.50  69,004,535          8.00      1.30 - 2.35     51.46 - 53.06
  International Sub-Account 2008 (a)  4,450,252     10.69 - 11.43  49,536,167          1.65      1.30 - 2.35 (42.18) - (41.65)
                            2007 (a)  5,352,399     18.49 - 19.59 102,515,741          0.82      1.30 - 2.35   (3.35) - (2.39)
                            2006 (a)  6,343,787     19.13 - 20.07 125,023,502          2.59      1.30 - 2.35     26.02 - 27.19
                            2005 (a)  6,990,285     15.18 - 15.78 108,650,758            --      1.30 - 2.35     11.70 - 12.55
MIST Third Avenue Small Cap 2009      3,942,016     14.06 - 16.80  58,216,200          1.17      1.30 - 2.35     23.51 - 25.05
  Value Sub-Account         2008 (a)  4,169,845     11.38 - 13.43  49,514,631          0.77      1.30 - 2.35 (31.36) - (30.67)
                            2007 (a)  4,918,512     16.58 - 19.37  84,610,267          1.01      1.30 - 2.35   (5.20) - (4.16)
                            2006 (a)  6,053,586     17.49 - 20.21 109,111,602          0.45      1.30 - 2.35     10.63 - 11.78
                            2005 (a)  6,516,638     15.81 - 18.08 105,658,980          1.02      1.30 - 2.35     12.93 - 25.73
MIST Clarion Global Real    2009      2,963,807     11.80 - 18.36  37,898,569          3.27      0.75 - 2.35     31.61 - 33.73
  Estate Sub-Account        2008 (a)  3,017,825      8.97 - 13.78  29,173,555          1.77      0.75 - 2.35 (43.01) - (42.37)
                            2007 (a)  3,287,188     15.74 - 23.91  55,513,786          0.92      1.30 - 2.35 (17.03) - (15.99)
                            2006 (a)  4,407,334     18.97 - 28.46  89,357,488          1.10      0.75 - 2.35     34.44 - 35.98
                            2005 (a)  5,455,825     14.11 - 20.93  82,092,024            --      1.30 - 2.35     10.84 - 62.63
MIST Turner Mid Cap Growth  2009      1,004,871     10.96 - 11.63  11,434,181            --      1.30 - 2.35     43.76 - 45.27
  Sub-Account               2008 (a)  1,062,658       7.62 - 8.01   8,353,014            --      1.30 - 2.35 (49.50) - (48.95)
                            2007 (a)  1,063,472     15.09 - 15.69  16,438,209            --      1.30 - 2.35     20.79 - 21.20
                            2006 (a)  1,083,958     12.45 - 12.99  13,724,618            --      0.75 - 2.35       3.66 - 5.44
                            2005 (a)  1,116,484     12.01 - 12.32  13,554,957            --      1.30 - 2.35      8.79 - 10.39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -----------------
MIST Goldman Sachs Mid Cap 2009       1,482,733 12.01 - 12.74    18,467,822          1.23      1.30 - 2.35     29.24 - 30.59
  Value Sub-Account        2008 (a)   1,740,044   9.29 - 9.76    16,667,850          0.79      1.30 - 2.35 (37.57) - (36.91)
                           2007 (a)   2,337,423 14.88 - 15.47    35,621,417          0.50      1.30 - 2.35       0.32 - 0.68
                           2006 (a)   2,736,800 14.78 - 15.42    41,159,309            --      0.75 - 2.35     13.00 - 14.99
                           2005 (a)   2,355,034 13.08 - 13.41    31,132,486          0.75      1.30 - 2.35      9.92 - 11.56
MIST MetLife Defensive     2009      28,585,107 10.52 - 11.43   313,812,189          2.86      0.75 - 2.35     20.05 - 22.00
  Strategy Sub-Account     2008 (a)  20,521,525   8.77 - 9.37   185,501,306          1.37      0.75 - 2.35 (22.46) - (21.26)
                           2007 (a)  13,466,221  11.31 - 11.9   155,633,594          1.80      0.75 - 2.35       3.48 - 5.12
                           2006 (a)   8,987,324 10.93 - 11.32    99,545,376          0.01      0.75 - 2.35       6.12 - 8.53
                           2005 (a)   6,770,421 10.30 - 10.43    70,238,609          1.00      1.30 - 2.35       1.98 - 3.17
MIST MetLife Moderate      2009      61,993,623 10.44 - 11.34   677,808,153          3.26      0.75 - 2.35     23.16 - 25.14
  Strategy Sub-Account     2008 (a)  48,839,803   8.48 - 9.06   427,462,530          1.76      0.75 - 2.35 (28.07) - (26.99)
                           2007 (a)  42,566,117 11.79 - 12.41   513,086,976          1.92      0.75 - 2.35       3.69 - 5.44
                           2006 (a)  30,633,764 11.37 - 11.77   352,997,887          0.01      0.75 - 2.35      7.67 - 10.10
                           2005 (a)  24,056,245 10.56 - 10.69   255,793,032          1.27      1.30 - 2.35       3.33 - 4.50
MIST MetLife Balanced      2009     174,627,957  9.17 - 11.02 1,859,813,329            --      0.75 - 2.35     25.35 - 27.39
  Strategy Sub-Account     2008 (a) 147,575,188   7.24 - 8.65 1,235,764,079          4.74      0.75 - 2.35 (40.51) - (32.42)
                           2007 (a) 108,579,992 12.17 - 12.80 1,351,960,548          1.63      0.75 - 2.35       2.44 - 4.07
                           2006 (a)  84,474,973 11.88 - 12.30 1,017,603,786          0.01      0.75 - 2.35      9.39 - 11.92
                           2005 (a)  67,089,826 10.86 - 10.99   733,944,943          1.21      1.30 - 2.35       4.62 - 5.67
MIST MetLife Growth        2009     146,128,352  8.71 - 10.73 1,507,800,031            --      0.75 - 2.35     27.08 - 29.13
  Strategy Sub-Account     2008 (a) 144,681,997   6.79 - 8.31 1,162,467,001          3.45      0.75 - 2.35 (46.99) - (38.31)
                           2007 (a) 113,819,021 12.81 - 13.47 1,490,758,177          1.14      0.75 - 2.35       2.23 - 3.86
                           2006 (a)  86,235,904 12.53 - 12.97 1,095,379,617          0.01      0.75 - 2.35     10.98 - 13.47
                           2005 (a)  65,565,303 11.29 - 11.43   745,531,663          1.13      1.30 - 2.35       6.61 - 7.63
MIST MetLife Aggressive    2009      18,139,859  8.52 - 10.45   181,304,081            --      0.75 - 2.35     29.56 - 31.65
  Strategy Sub-Account     2008 (a)  20,155,167   6.51 - 7.93   154,286,175          3.21      0.75 - 2.35 (49.30) - (41.30)
                           2007 (a)  10,317,659 12.84 - 13.51   135,143,577          1.32      0.75 - 2.35       0.47 - 2.12
                           2006 (a)  12,901,646 12.78 - 13.23   167,065,230          0.01      0.75 - 2.35     11.03 - 13.56
                           2005 (a)  12,764,950 11.51 - 11.65   147,979,753          0.87      1.30 - 2.35       7.77 - 8.78
MIST Van Kampen Comstock   2009       9,148,538   8.70 - 9.37    84,373,555          2.32      0.75 - 2.35     23.63 - 25.61
  Sub-Account              2008 (a)   7,709,294   7.03 - 7.46    56,710,624          1.74      0.75 - 2.35 (37.46) - (36.40)
  (Commenced 5/1/2005)     2007 (a)   7,546,887 11.24 - 11.73    87,557,507          1.33      0.75 - 2.35   (4.75) - (3.22)
                           2006 (a)   7,304,906 11.80 - 12.12    87,866,679            --      0.75 - 2.35     13.35 - 15.21
                           2005 (a)   3,903,026 10.41 - 10.52    40,924,550          2.72      0.75 - 2.20       4.12 - 5.21
MIST SSgA Growth ETF       2009       3,535,741  9.77 - 10.28    35,260,685          1.73      0.75 - 1.95     26.60 - 28.99
  Sub-Account              2008 (a)   2,631,694   7.73 - 7.88    20,650,547          1.49      1.30 - 1.90 (34.27) - (33.89)
  (Commenced 9/30/2005)    2007 (a)   3,155,142 11.76 - 11.92    37,480,218            --      1.30 - 1.90       3.70 - 4.29
                           2006 (a)   2,600,162 11.34 - 11.43    29,676,214          1.54      1.30 - 1.90     11.61 - 12.39
                           2005 (a)     824,536 10.16 - 10.17     8,383,821          3.11      1.30 - 1.65       1.60 - 1.70
MIST SSgA Growth and       2009       7,874,421 10.20 - 10.85    83,204,629          1.93      0.75 - 2.20     22.17 - 24.32
  Income ETF Sub-Account   2008 (a)   5,706,322   8.39 - 8.60    48,880,309          1.81      1.30 - 2.05 (26.85) - (26.05)
  (Commenced 9/30/2005)    2007 (a)   5,057,639 11.47 - 11.63    58,631,882            --      1.30 - 1.90       3.43 - 4.12
                           2006 (a)   2,418,949 11.09 - 11.17    26,990,296          2.21      1.30 - 1.90      9.58 - 10.27
                           2005 (a)     411,841 10.12 - 10.13     4,171,663          2.73      1.30 - 1.90       1.20 - 1.30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- ------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                       ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST Legg Mason Value         2009      3,602,247       6.06 - 6.46  22,626,264          1.58      0.85 - 2.35     34.76 - 36.82
  Equity Sub-Account          2008 (a)  3,449,785       4.50 - 4.72  15,945,504          0.02      0.85 - 2.35 (55.67) - (55.00)
  (Commenced 11/7/2005)       2007 (a)  3,093,759     10.15 - 10.49  31,983,344            --      0.85 - 2.35   (8.14) - (6.76)
                              2006 (a)  4,035,072     11.05 - 11.25  45,010,865            --      0.75 - 2.35       4.15 - 5.83
                              2005 (a)     31,606     10.61 - 10.63     335,617            --      1.55 - 1.90   (1.35) - (1.34)
MIST Pioneer Fund             2009      7,155,477      9.40 - 18.29  95,301,242          0.10      0.75 - 2.05     21.55 - 27.31
  Sub-Account                 2008 (a)    103,010     12.72 - 14.88   1,497,978          0.75      0.75 - 1.80 (34.06) - (33.33)
  (Commenced 5/1/2006)        2007 (a)     32,107     19.29 - 22.32     693,986          0.77      0.75 - 1.80       4.20 - 4.50
                              2006 (a)     18,039     18.46 - 21.42     374,110            --      0.75 - 1.90     13.75 - 15.06
MIST Pioneer Strategic Income 2009        243,858     21.60 - 25.31   5,986,626          4.86      0.75 - 1.90     30.59 - 32.09
  Sub-Account                 2008 (a)    167,799     16.54 - 19.16   3,108,979          6.24      0.75 - 1.90 (13.58) - (11.42)
  (Commenced 5/1/2006)        2007 (a)     83,140     19.14 - 21.63   1,731,210          0.61      0.75 - 1.80       5.87 - 6.04
                              2006 (a)     19,432     18.05 - 20.43     384,108         11.76      0.75 - 1.90       4.31 - 5.51
MIST MFS Emerging Markets     2009      5,035,625      9.96 - 18.32  53,586,138          1.59      0.75 - 2.35     65.01 - 67.70
  Equity Sub-Account          2008 (a)  3,919,168      6.03 - 10.98  25,433,250          0.65      0.75 - 2.35 (56.59) - (22.35)
  (Commenced 5/1/2006)        2007 (a)    540,737     13.89 - 14.14   7,597,011          0.08      1.30 - 2.35     33.43 - 34.80
                              2006 (a)  1,181,075     10.41 - 10.49  12,331,170          2.44      1.30 - 2.35       4.22 - 5.02
MIST Loomis Sayles Global     2009        899,578     10.47 - 10.88   9,662,261          2.06      1.30 - 2.35     37.54 - 39.00
  Markets Sub-Account         2008 (a)    825,508       7.61 - 7.83   6,398,758          4.84      1.30 - 2.35 (40.69) - (40.05)
  (Commenced 5/1/2006)        2007 (a)  1,117,036     12.83 - 13.06  14,427,765            --      1.30 - 2.35     24.93 - 26.18
                              2006 (a)     49,825     10.27 - 10.35     513,863          1.50      1.30 - 2.35       2.82 - 3.61
MIST Rainier Large Cap        2009        723,558       6.82 - 6.98   5,008,659          0.90      1.30 - 2.35     20.41 - 21.65
  Equity Sub-Account          2008 (a)    786,871       5.67 - 5.74   4,494,341            --      1.30 - 2.35 (43.13) - (42.48)
  (Commenced 11/12/2007)      2007 (a)    115,191       9.97 - 9.98   1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
MIST American Funds Growth    2009      3,506,399       7.78 - 7.90  27,597,870            --      1.30 - 2.25     35.80 - 37.09
  Sub-Account                 2008 (a)  1,497,798       5.73 - 5.76   8,616,099          6.86      1.30 - 2.15 (42.63) - (42.33)
  (Commenced 4/28/2008)
MIST American Funds           2009     22,597,437       8.81 - 8.96 201,424,344            --      1.30 - 2.25     26.44 - 27.65
  Balanced Allocation         2008 (a) 11,983,365       6.97 - 7.02  83,902,184          6.73      1.30 - 2.20 (30.35) - (29.86)
  Sub-Account
  (Commenced 4/28/2008)
MIST American Funds Bond      2009      1,763,742       9.76 - 9.92  17,394,037            --      1.30 - 2.25      9.63 - 10.67
  Sub-Account                 2008 (a)    592,698       8.90 - 8.96   5,299,000          9.75      1.30 - 2.20 (11.33) - (10.74)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009     23,471,136       8.29 - 8.42 196,705,615            --      1.30 - 2.20     31.11 - 32.31
  Allocation Sub-Account      2008 (a) 14,440,596       6.32 - 6.36  91,710,588          7.03      1.30 - 2.20 (36.78) - (36.39)
  (Commenced 4/28/2008)
MIST American Funds           2009      1,794,269       8.40 - 8.53  15,224,548            --      1.30 - 2.20     39.44 - 40.72
  International Sub-Account   2008 (a)    935,627       6.02 - 6.06   5,658,082         11.67       1.30- 2.15 (40.33) - (39.93)
  (Commenced 4/28/2008)
MIST American Funds           2009     13,452,576       9.23 - 9.37 125,390,131            --      1.30 - 2.20     20.71 - 21.79
  Moderate Allocation         2008 (a)  6,585,179       7.64 - 7.69  50,537,984          7.53      1.30 - 2.20 (23.73) - (23.24)
  Sub-Account
  (Commenced 4/28/2008)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- ------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                      ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST BlackRock High Yield    2009        517,570     16.35 - 19.84   9,210,269          4.10      0.75 - 2.20     29.21 - 44.75
  Sub-Account                2008         58,901     11.75 - 12.73     717,110            --      1.30 - 1.95 (25.48) - (25.16)
  (Commenced 4/28/2008)
MIST Dreman Small Cap        2009        296,874     12.21 - 12.89   3,801,580          0.66      0.75 - 1.90     26.34 - 27.81
  Value Sub-Account          2008         79,596      9.75 - 10.08     798,756            --      0.75 - 1.65 (26.01) - (24.31)
  (Commenced 4/28/2008)
MIST Met/Templeton Growth    2009      1,004,927       8.52 - 8.69   8,707,599          0.02      0.75 - 1.90     30.12 - 31.63
  Sub-Account                2008        355,286       6.56 - 6.60   2,341,967          1.00      0.75 - 1.65 (34.39) - (33.99)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual     2009      7,563,677       8.01 - 8.22  61,898,072            --      0.75 - 2.25     22.10 - 23.95
  Shares Sub-Account         2008 (a)  1,891,505       6.57 - 6.63  12,517,180          6.17      0.75 - 2.05 (34.29) - (33.69)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton  2009     15,445,257       8.80 - 9.02 138,383,715            --      0.75 - 2.20     25.75 - 27.60
  Founding Strategy          2008 (a)  7,133,612       6.99 - 7.07  50,236,249          3.69      0.75 - 2.20 (30.08) - (29.29)
  Sub-Account
  (Commenced 4/28/2008)
MIST Met/Templeton           2009         18,597     10.88 - 10.90     202,561            --      1.30 - 1.60       8.80 - 9.00
  International Bond
  Sub-Account
  (Commenced 5/4/2009)
MIST BlackRock Large Cap     2009         85,136       7.99 - 9.15     768,673            --      0.75 - 1.90     22.54 - 23.49
  Core Sub-Account
  (Commenced 5/4/2009)
Russell Multi-Style Equity   2009      1,105,777     10.87 - 10.91  12,025,654          1.37             1.40     29.57 - 29.58
  Sub-Account                2008 (a)  1,237,353       8.39 - 8.42  10,385,186          1.44             1.40 (41.41) - (41.41)
                             2007 (a)  1,428,724     14.32 - 14.37  20,462,457          1.02             1.40       8.81 - 8.86
                             2006 (a)  2,005,339     13.16 - 13.20  26,394,335          0.99             1.40     11.11 - 11.24
                             2005 (a)  2,773,737     11.83 - 11.88  32,837,274          1.13             1.40       5.60 - 5.72
Russell Aggressive Equity    2009        224,440     11.25 - 11.28   2,525,303          0.53             1.40     29.56 - 29.58
  Sub-Account                2008 (a)    252,148       8.68 - 8.71   2,189,608          0.83             1.40 (43.75) - (43.70)
                             2007 (a)    287,672     15.43 - 15.47   4,438,500          0.36             1.40       1.98 - 1.98
                             2006 (a)    379,186     15.13 - 15.17   5,737,442          0.17             1.40     13.21 - 13.25
                             2005 (a)    546,519     13.36 - 13.40   7,305,144          0.17             1.40       4.77 - 4.87
Russell Non-U.S. Sub-Account 2009        428,978     13.35 - 13.40   5,726,361          2.86             1.40     24.73 - 24.77
                             2008 (a)    476,105     10.70 - 10.74   5,095,400            --             1.40 (43.21) - (43.20)
                             2007 (a)    539,542     18.84 - 18.91  10,169,916          2.38             1.40       8.55 - 8.59
                             2006 (a)    727,082     17.35 - 17.42  12,622,002          2.18             1.40     21.90 - 21.93
                             2005 (a)  1,014,860     14.23 - 14.29  14,450,291          1.60             1.40     11.90 - 12.05
Russell Core Bond            2009        741,772     16.34 - 16.40  12,121,192          4.69             1.40     14.20 - 14.27
  Sub-Account                2008 (a)    857,970     14.30 - 14.36  12,276,054          3.93             1.40   (4.92) - (4.90)
                             2007 (a)  1,038,251     15.04 - 15.10  15,623,585          5.14             1.40       5.69 - 5.74
                             2006 (a)  1,179,996     14.23 - 14.28  16,792,724          4.39             1.40       2.29 - 2.30
                             2005 (a)  1,562,138     13.91 - 13.96  21,737,305          3.49             1.40       0.58 - 0.79

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                           LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                        ---------- ----------------- ----------- ------------- ---------------- -----------------
Russell Real Estate Securities 2009         62,444     22.67 - 22.69   1,415,749          4.69             1.40             27.15
  Sub-Account                  2008 (a)     71,152     17.83 - 17.85   1,268,735          1.91             1.40 (37.64) - (37.57)
                               2007 (a)     79,175     28.56 - 28.59   2,261,419          2.21             1.40 (17.03) - (17.02)
                               2006 (a)    100,713     34.42 - 34.46   3,467,172          1.87             1.40     33.93 - 33.98
                               2005 (a)    139,351     25.70 - 25.72   3,581,368          2.06             1.40     11.39 - 11.40
AIM V.I. International Growth  2009        461,755     10.54 - 23.57   7,800,513          1.43      0.85 - 1.90     32.37 - 34.11
  Sub-Account                  2008 (a)    522,812      7.86 - 17.70   6,611,909          0.45      0.85 - 1.90 (41.29) - (40.86)
                               2007 (a)    698,903     13.29 - 30.15  14,979,874          0.39      0.85 - 1.90     12.92 - 13.69
                               2006 (a)    924,763     11.69 - 26.70  17,825,201          1.04      0.85 - 1.90     26.24 - 27.20
                               2005 (a)    979,182      9.19 - 21.15  14,708,223          0.79      0.85 - 1.90     16.14 - 16.92
DWS Government & Agency        2009         57,534     15.56 - 16.11     922,516          4.59      1.40 - 1.80       6.16 - 6.58
  Securities Sub-Account       2008 (a)     65,564     14.65 - 15.11     986,993          4.67      1.40 - 1.80       3.02 - 3.42
                               2007 (a)     84,293     14.22 - 14.61   1,227,432          5.26      1.40 - 1.80       4.02 - 4.51
                               2006 (a)    111,952     13.67 - 13.98   1,561,287          3.75      1.40 - 1.80        2.32 -2.72
                               2005 (a)    149,236     13.36 - 13.61   2,027,123          4.19      1.40 - 1.80       0.91 - 1.11
MSF Davis Venture Value        2009     17,270,503     10.86 - 33.53 226,832,922          1.38      0.75 - 2.35     28.77 - 30.84
  Sub-Account                  2008 (a) 17,609,616      8.43 - 25.63 172,632,119          1.20      0.75 - 2.35 (40.76) - (39.91)
                               2007 (a) 19,481,732     14.23 - 42.65 313,091,114          0.67      0.75 - 2.35       2.08 - 3.65
                               2006 (a) 23,919,186     13.94 - 41.15 367,231,829          0.71      0.75 - 2.35     11.88 - 13.55
                               2005 (a) 25,537,111     12.46 - 36.24 339,929,005          0.52      0.75 - 2.35       7.69 - 9.22
MSF Met/Artisan Mid Cap        2009      3,600,989     11.41 - 12.34  42,984,311          0.83      1.30 - 2.35     37.92 - 39.37
  Value Sub-Account            2008 (a)  3,947,813       8.27 - 8.85  33,953,721          0.04      1.30 - 2.35 (47.29) - (46.85)
                               2007 (a)  4,602,845     15.69 - 16.65  74,782,741          0.34      1.30 - 2.35   (9.20) - (8.31)
                               2006 (a)  5,520,748     17.28 - 18.16  98,208,152          0.09      1.30 - 2.35      9.71 - 10.73
                               2005 (a)  6,159,853     15.75 - 16.40  99,359,059            --      1.30 - 2.35       7.29 - 8.25
MSF Jennison Growth            2009      5,323,714      4.70 - 13.31  56,317,673            --      0.75 - 2.35     36.32 - 38.52
  Sub-Account                  2008 (a)  5,593,496       3.41 - 9.62  42,901,376          2.21      0.75 - 2.35 (37.43) - (37.04)
                               2007 (a)  6,410,062      5.45 - 15.28  78,433,753          0.19      0.75 - 2.35      9.88 - 10.40
                               2006 (a)  8,294,949      4.96 - 13.84  93,131,658            --      0.75 - 2.35       1.22 - 1.69
                               2005 (a)  8,723,191      4.90 - 13.61  96,595,158            --      0.75 - 2.35   (52.15) - 29.25
MSF MFS Total Return           2009      3,547,041     11.44 - 47.56  91,620,811          3.89      0.75 - 1.90     16.08 - 17.42
  Sub-Account                  2008 (a)  3,343,530      9.85 - 40.51  67,457,508          3.39      0.75 - 1.90 (23.70) - (22.93)
                               2007 (a)  3,681,888     12.91 - 52.56  93,367,022          1.94      0.75 - 1.90       2.22 - 3.34
                               2006 (a)  3,830,369     12.63 - 50.86  90,669,236          3.25      0.75 - 1.90      9.92 - 11.10
                               2005 (a)  3,580,798     11.49 - 45.78  70,783,193          1.45      0.75 - 1.90       1.06 - 2.07
MSF Artio International Stock  2009        483,148      8.51 - 14.52   6,592,339          0.39      0.85 - 1.90     19.59 - 20.86
  Sub-Account                  2008 (a)    458,361      7.07 - 12.02   5,203,943          2.82      0.85 - 1.90 (44.89) - (44.68)
                               2007 (a)    481,397     12.83 - 21.73   9,945,485          0.83      0.85 - 1.80       8.82 - 9.14
                               2006 (a)    710,859     11.79 - 19.91  13,558,225          1.26      0.75 - 1.90     14.91 - 15.22
                               2005 (a)    943,324     10.26 - 17.28  15,739,814          0.45      0.85 - 1.90     16.33 - 16.52
MSF BlackRock Money            2009     16,896,220      9.99 - 11.37 178,892,462          0.29      0.75 - 2.35   (2.07) - (0.43)
  Market Sub-Account           2008 (a) 22,607,243      10.19 -11.42 242,294,762          2.49      0.75 - 2.35       0.30 - 1.78
                               2007 (a) 11,746,997     10.16 - 11.22 124,576,999          4.74      0.75 - 2.35       2.52 - 4.08
                               2006 (a) 10,461,935      9.91 - 10.78 107,373,342          4.57      0.75 - 2.35       2.16 - 3.75
                               2005 (a)  6,882,058      9.70 - 10.39  68,658,182          2.84      0.75 - 2.35     (2.12) - 3.80

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- ------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     --------- ----------------- ----------- ------------- ---------------- -----------------
MSF MetLife Stock Index         2009 3,098,322      7.97 - 10.64  32,030,625          2.43      1.30 - 2.20     23.18 - 24.54
  Sub-Account               2008 (a) 3,163,371       6.40 - 8.56  26,361,067          1.69      1.30 - 2.25 (38.06) - (37.92)
                            2007 (a) 3,427,382     10.31 - 13.82  46,246,210          0.87      1.30 - 2.25       3.60 - 3.83
                            2006 (a) 3,781,356      9.93 - 13.34  49,359,393          1.74      1.30 - 2.35     13.73 - 13.88
                            2005 (a) 4,052,531      8.72 - 11.73  46,634,634          1.35      1.30 - 2.25    (21.16) - 2.89
MSF BlackRock Bond Income   2009     1,093,871     43.49 - 58.89  59,758,262          6.04      0.75 - 1.90       7.13 - 8.37
  Sub-Account               2008 (a)   712,480     40.59 - 54.34  35,026,887          4.80      0.75 - 1.90   (5.49) - (4.38)
                            2007 (a)   614,622     42.95 - 56.83  31,050,459          2.88      0.75 - 1.90       4.02 - 5.22
                            2006 (a)   839,752     41.29 - 54.01  39,423,395          5.12      0.75 - 1.90       2.18 - 3.35
                            2005 (a)   742,588     40.41 - 52.26  33,800,428          3.33      0.75 - 1.90      0.25 - 10.58
MSF BlackRock Strategic     2009       122,821     13.02 - 13.78   1,665,321          0.81      1.30 - 1.90     10.71 - 11.37
  Value Sub-Account         2008 (a)   143,291     11.76 - 12.38   1,744,619          0.22      1.30 - 1.90 (39.72) - (39.34)
                            2007 (a)   136,088     19.51 - 20.41   2,740,652          0.06      1.30 - 1.90   (8.27) - (5.52)
                            2006 (a)   165,231      20.65 -22.25   3,507,765          0.08      0.75 - 1.90     14.28 - 15.58
                            2005 (a)   252,827     18.07 - 19.25   4,675,432            --      1.30 - 1.90       1.98 - 3.16
MSF Loomis Sayles Small Cap 2009     1,686,737       7.92 - 8.75  14,181,458            --      0.75 - 1.90     27.23 - 28.71
  Growth Sub-Account        2008 (a) 1,480,050       6.22 - 6.80   9,662,816            --      0.75 - 1.90 (42.46) - (41.73)
                            2007 (a) 1,285,945     10.81 - 11.67  14,387,433            --      0.75 - 1.90       2.37 - 5.99
                            2006 (a) 2,102,402     10.56 - 11.01  22,759,672            --      1.30 - 1.90       7.65 - 8.47
                            2005 (a) 2,008,459      9.81 - 10.15  20,118,079            --      1.30 - 1.90       2.40 - 3.26
MSF Western Asset           2009       257,500     21.64 - 23.82   5,903,288          6.65      1.30 - 1.80     29.54 - 30.39
  Management Strategic Bond 2008 (a)   264,015     16.47 - 18.27   4,656,112          4.14      1.30 - 1.90 (16.82) - (16.19)
  Opportunities Sub-Account 2007 (a)   310,095     19.80 - 21.80   6,528,029          2.47      1.30 - 1.90     (2.59) - 1.75
                            2006 (a)   338,883     19.46 - 22.38   6,982,324          4.83      0.75 - 1.90       2.85 - 4.04
                            2005 (a)   377,948     18.92 - 21.51   7,541,647          3.05      0.75 - 1.90       0.80 - 1.80
MSF Western Asset           2009       808,057     14.80 - 16.96  12,961,674          4.31      1.30 - 2.20       1.82 - 2.73
  Management                2008 (a)   539,471     14.53 - 16.51   8,423,627          3.14      1.30 - 2.20   (3.33) - (1.78)
  U.S. Government           2007 (a)   206,296     15.03 - 16.81   3,282,714          1.74      1.30 - 2.15     (2.83) - 4.30
  Sub-Account               2006 (a)    79,186     14.41 - 17.30   1,216,697          1.13      0.85 - 2.35       1.48 - 3.04
                            2005 (a)     6,596     14.20 - 16.79     100,814            --      1.55 - 2.15   (0.60) - (0.20)
MSF T. Rowe Price Small Cap 2009       642,589     12.81 - 15.04   8,843,239          0.18      0.85 - 1.90     36.02 - 37.79
  Growth Sub-Account        2008 (a)   702,633      9.41 - 10.91   7,075,202            --      0.85 - 1.90 (37.56) - (36.75)
                            2007 (a)   787,100     15.07 - 17.25  12,612,119            --      0.85 - 1.90      8.97 - 55.84
                            2006 (a)   970,926      9.67 - 15.83  13,619,035            --      0.75 - 1.90       2.99 - 3.42
                            2005 (a) 1,126,101      9.35 - 15.37  15,365,264            --      0.85 - 1.90       5.17 - 9.79
MSF T. Rowe Price Large Cap 2009     4,174,670      11.6 - 13.35  51,232,142          0.39      0.85 - 1.90     40.34 - 42.23
  Growth Sub-Account        2008 (a) 4,614,190       8.27 - 9.39  40,130,482          0.35      0.85 - 1.90 (43.08) - (42.36)
                            2007 (a) 5,178,163     14.53 - 16.29  78,721,827          0.24      0.85 - 1.90       7.15 - 8.46
                            2006 (a) 8,833,877     13.56 - 15.02 124,580,505          0.20      0.75 - 1.90   (72.89) - 15.31
                            2005 (a) 5,361,513     11.76 - 55.40  69,935,400          0.42      0.85 - 1.90       3.43 - 4.00
MSF Oppenheimer Global      2009     1,009,176     15.33 - 17.77  17,331,575          2.19      0.75 - 1.90     37.17 - 38.75
  Equity Sub-Account        2008 (a)   955,438      11.17 - 12.8  11,822,022          1.87      0.75 - 1.90 (41.70) - (41.01)
                            2007 (a)   995,160     19.16 - 21.70  20,903,698          0.87      0.75 - 1.90       4.24 - 5.44
                            2006 (a)   921,548     18.38 - 20.58  18,419,227          2.03      0.75 - 1.90     14.16 - 15.49
                            2005 (a)   331,498     16.10 - 17.82   5,746,030            --      0.75 - 1.90     16.73 - 17.62

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- ------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -----------------
MSF MFS Value               2009       962,018     12.52 - 14.28 13,534,623            --      0.75 - 1.90     18.31 - 19.68
  Sub-Account               2008 (a)   194,021     10.69 - 11.93  2,284,892            --      0.75 - 1.80 (30.45) - (29.95)
  (Commenced 4/28/2008)
MSF - Met/Dimensional       2009        83,514     14.14 - 14.37  1,187,763            --      0.75 - 2.15     39.51 - 40.87
  International Small       2008         3,592     10.13 - 10.14     36,397            --      1.30 - 1.80       0.43 - 0.50
  Company Sub-Account
  (Commenced 11/10/2008)
MSF Barclays Capital        2009       100,819     13.65 - 15.09  1,430,073            --      1.30 - 2.20       2.24 - 2.86
  Aggregate Bond Index
  Sub-Account
  (Commenced 5/4/2009)
MSF Van Eck Global Natural  2009        26,708     14.71 - 14.80    394,811            --      1.30 - 1.85     35.32 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock   2009        39,029     12.80 - 13.94    521,712            --      1.30 - 2.20     28.37 - 29.16
  Index Sub-Account
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE     2009        40,712     10.94 - 12.03    467,108            --      1.30 - 2.15     34.49 - 35.25
  Index Sub-Account
  (Commenced 5/4/2009)
MSF Russell 2000 Index      2009        35,011     12.95 - 13.77    470,933            --      1.60 - 2.15     25.90 - 26.37
  Sub-Account
  (Commenced 5/4/2009)
MSF BlackRock Legacy        2009     4,337,851      1.14 - 30.72  9,259,728            --      0.75 - 1.80     29.20 - 30.09
  Large Cap Growth
  Sub-Account
  (Commenced 5/4/2009)
Putnam VT Growth and        2009       822,668     10.13 - 47.53  9,603,743          2.99      0.75 - 1.90     27.37 - 28.84
  Income Sub-Account        2008 (a)   916,358      7.95 - 36.89  8,450,395          2.46      0.75 - 1.90 (39.77) - (39.16)
                            2007 (a) 1,097,543     13.20 - 60.63 16,888,717          1.55      0.75 - 1.90   (7.69) - (6.74)
                            2006 (a) 1,394,207     14.30 - 65.01 22,605,923          1.77      0.75 - 1.90     13.85 - 15.04
                            2005 (a) 1,735,641     12.56 - 56.51 23,946,972          1.76      0.75 - 1.90       3.29 - 4.32
Putnam VT Vista Sub-Account 2009       226,379      9.69 - 12.29  2,324,696          0.14      1.30 - 1.90     36.14 - 37.16
                            2008 (a)   239,608       7.11 - 8.97  1,789,463            --      1.30 - 1.90 (46.50) - (46.26)
                            2007 (a)   278,038     13.29 - 16.69  3,857,469            --      1.30 - 1.90       1.92 - 2.46
                            2006 (a)   394,784     13.04 - 16.29  5,337,938            --      1.30 - 1.90       3.57 - 4.09
                            2005 (a)   508,779     12.59 - 15.65  6,598,226            --      1.30 - 1.90     10.15 - 10.76
Putnam VT Equity Income     2009     2,012,929     13.58 - 14.66 29,027,593          1.12      0.75 - 1.90     25.06 - 26.49
  Sub-Account               2008 (a) 2,461,774     10.86 - 11.59 28,131,216          1.97      0.75 - 1.90 (32.42) - (31.66)
                            2007 (a) 2,881,290     16.07 - 16.96 48,287,206          1.30      0.75 - 1.90       1.26 - 2.42
                            2006 (a) 2,675,206     15.87 - 16.56 43,870,910          1.07      0.75 - 1.90     16.61 - 17.95
                            2005 (a) 1,969,316     13.61 - 14.04 27,431,491          0.82      0.75 - 1.90       3.50 - 4.70

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------- ------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                      --------- ----------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton Growth      2009       867,706     12.46 - 16.11 12,652,485          3.20      0.75 - 1.90     28.64 - 30.23
  Securities Sub-Account     2008 (a)   987,740      9.57 - 12.44 11,101,988          1.85      0.75 - 1.90 (42.94) - (42.63)
                             2007 (a)   999,429     16.68 - 21.80 19,723,717          1.32      0.75 - 1.90       1.11 - 1.71
                             2006 (a)   597,433     16.40 - 21.56 11,688,019          1.12      0.75 - 1.90     20.51 - 21.12
                             2005 (a)   284,392     13.54 - 17.89  4,759,773          1.18      0.85 - 1.80       7.45 - 8.15
FTVIPT Templeton Foreign     2009     2,349,812     12.40 - 31.17 34,089,823          3.41      0.85 - 1.90     34.47 - 36.18
  Securities Sub-Account     2008 (a) 2,562,516      9.21 - 23.04 27,442,793          2.43      0.85 - 1.90 (41.45) - (41.15)
                             2007 (a) 3,066,952     15.73 - 39.15 55,359,465          1.92      0.85 - 1.90      5.13 - 13.99
                             2006 (a) 4,509,681     13.80 - 37.24 72,723,442          1.29      0.75 - 1.90     20.52 - 20.63
                             2005 (a) 5,522,644     11.44 - 30.90 72,716,905          1.19      0.85 - 1.90       9.34 - 9.58
Fidelity VIP Growth          2009        19,375       7.52 - 7.56    145,775          0.45             1.40     43.83 - 43.84
  Opportunities Sub-Account  2008 (a)    21,872       5.23 - 5.26    114,407          0.46             1.40 (55.65) - (55.64)
                             2007 (a)    18,156     11.79 - 11.86    214,146            --             1.40     21.42 - 21.52
                             2006 (a)    24,610       9.71 - 9.76    238,952          0.90             1.40       3.94 - 4.07
                             2005 (a)    38,691       9.33 - 9.39    361,212          0.98             1.40       7.31 - 7.36
Fidelity VIP Equity-Income   2009       373,302     10.98 - 47.61  4,805,353          2.05      1.30 - 1.90     27.44 - 28.40
  Sub-Account                2008 (a)   405,578      8.61 - 37.13  3,979,860          2.07      1.30 - 1.90 (43.80) - (43.56)
                             2007 (a)   534,234     15.32 - 65.79  9,351,802          1.62      1.30 - 1.90   (0.58) - (0.03)
                             2006 (a)   581,608     15.41 - 65.81  9,734,231          3.01      1.30 - 1.90     17.81 - 18.38
                             2005 (a)   669,837     13.08 - 55.59  9,349,902          1.50      1.30 - 1.90       3.73 - 4.20
PIMCO VIT High Yield         2009       785,381     14.27 - 15.31 11,727,258          8.66      1.30 - 1.90     37.63 - 38.45
  Sub-Account                2008 (a)   544,206     10.37 - 11.06  5,876,021          7.80      1.30 - 1.90 (24.96) - (24.45)
                             2007 (a)   641,904     13.82 - 14.64  9,198,279          6.83      1.30 - 1.90       1.54 - 2.16
                             2006 (a) 1,139,859     13.61 - 14.33 16,006,419          6.97      1.30 - 1.90       7.08 - 7.66
                             2005 (a)   975,787     12.71 - 13.31 12,733,193          6.64      1.30 - 1.90       2.33 - 2.78
PIMCO VIT Low Duration       2009       866,665     13.68 - 14.60 12,366,617          3.54      1.30 - 1.90     11.19 - 11.85
  Sub-Account                2008 (a)   758,728     12.30 - 13.05  9,699,931          4.09      1.30 - 1.90   (2.30) - (1.73)
                             2007 (a)   721,178     12.59 - 13.28  9,408,180          4.73      1.30 - 1.90       5.36 - 5.99
                             2006 (a)   828,356     11.95 - 12.53 10,221,336          4.18      1.30 - 1.90       2.05 - 2.62
                             2005 (a)   909,223     11.71 - 12.21 10,953,144          2.78      1.30 - 1.90   (0.76) - (0.25)
American Funds Global
  Growth Sub-Account         2009     2,316,571     23.47 - 27.15 61,956,827          1.69      0.75 - 1.90     39.62 - 41.24
  (Commenced 5/1/2006)       2008 (a) 1,196,083     16.81 - 19.22 22,597,668          3.06      0.75 - 1.90 (39.53) - (38.85)
                             2007 (a)   350,172     27.80 - 31.43 10,691,634          3.93      0.75 - 1.90     12.64 - 13.96
                             2006 (a)    12,433     24.68 - 27.58    331,729            --      0.75 - 1.90     18.17 - 19.53
American Funds Global Small  2009       467,145     24.30 - 27.79 12,780,124          0.36      0.75 - 1.90     58.26 - 60.09
  Capitalization Sub-Account 2008 (a)   185,100     15.77 - 17.36  3,175,883            --      0.75 - 1.65 (49.46) - (49.15)
  (Commenced 4/28/2008)
American Funds Growth        2009       464,628   117.84 - 158.75 71,786,632          0.83      0.75 - 1.90     36.79 - 38.37
  Sub-Account                2008 (a)   128,846    89.43 - 114.72 14,403,456          2.28      0.75 - 1.75 (42.31) - (41.92)
  (Commenced 4/28/2008)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

(a) See Note 1 -- Organization

This page is intentionally left blank.

                       METLIFE INVESTORS INSURANCE COMPANY

                              FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (a wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 9, 2010

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2009      2008
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value
     (amortized cost: $1,853 and $1,878, respectively)........  $ 1,795   $ 1,576
  Equity securities available-for-sale, at estimated fair
     value (cost: $22 and $21, respectively)..................       16         9
  Mortgage loans (net of valuation allowances of $1 and $0,
     respectively)............................................      102        76
  Policy loans................................................       28        28
  Other limited partnership interests.........................        2         2
  Short-term investments......................................      127       189
  Other invested assets.......................................       29       109
                                                                -------   -------
     Total investments........................................    2,099     1,989
Cash and cash equivalents.....................................      109       517
Accrued investment income.....................................       17        16
Premiums and other receivables................................    1,780     1,711
Deferred policy acquisition costs and value of business
  acquired....................................................      563       567
Current income tax recoverable................................        2        33
Other assets..................................................      124       129
Separate account assets.......................................    9,347     6,633
                                                                -------   -------
     Total assets.............................................  $14,041   $11,595
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits........................................  $   344   $   372
Policyholder account balances.................................    2,998     2,790
Other policyholder funds......................................       67        46
Payables for collateral under securities loaned and other
  transactions................................................      253       385
Deferred income tax liability.................................      128       147
Other liabilities.............................................       41       365
Separate account liabilities..................................    9,347     6,633
                                                                -------   -------
     Total liabilities........................................   13,178    10,738
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)
STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........        6         6
Additional paid-in capital....................................      636       636
Retained earnings.............................................      264       371
Accumulated other comprehensive loss..........................      (43)     (156)
                                                                -------   -------
     Total stockholder's equity...............................      863       857
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $14,041   $11,595
                                                                =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                               2009   2008   2007
                                                              -----   ----   ----
REVENUES
Premiums....................................................  $   4   $  9   $ 12
Universal life and investment-type product policy fees......    156    160    162
Net investment income.......................................     97    108    104
Other revenues..............................................     96     43     59
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities.............................................    (34)    (8)    (1)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss.....     21     --     --
  Other net investment gains (losses), net..................   (288)   338    100
                                                              -----   ----   ----
     Total net investment gains (losses)....................   (301)   330     99
                                                              -----   ----   ----
       Total revenues.......................................     52    650    436
                                                              -----   ----   ----
EXPENSES
Policyholder benefits and claims............................     36     89     36
Interest credited to policyholder account balances..........    136     84    100
Other expenses..............................................     71    244    205
                                                              -----   ----   ----
       Total expenses.......................................    243    417    341
                                                              -----   ----   ----
Income (loss) before provision for income tax...............   (191)   233     95
Provision for income tax expense (benefit)..................    (83)    72     23
                                                              -----   ----   ----
Net income (loss)...........................................  $(108)  $161   $ 72
                                                              =====   ====   ====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                                ACCUMULATED OTHER
                                                                               COMPREHENSIVE LOSS
                                                                          ----------------------------
                                                  ADDITIONAL              NET UNREALIZED   OTHER-THAN-
                                         COMMON     PAID-IN    RETAINED     INVESTMENT      TEMPORARY     TOTAL
                                          STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   EQUITY
                                         ------   ----------   --------   --------------   -----------   ------
Balance at December 31, 2006..........     $6        $586        $ 133         $  (3)          $--        $ 722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)........................                               5                                        5
                                           --        ----        -----         -----           ---        -----
Balance at January 1, 2007............      6         586          138            (3)           --          727
Comprehensive income (loss):
  Net income..........................                              72                                       72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                           (11)                       (11)
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                      (11)
                                                                                                          -----
  Comprehensive income................                                                                       61
                                           --        ----        -----         -----           ---        -----

Balance at December 31, 2007..........      6         586          210           (14)           --          788
     Capital contribution from
       MetLife, Inc. (Note 10)........                 50                                                    50
Comprehensive income (loss):
  Net income..........................                             161                                      161
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                             3                          3
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                          (145)                      (145)
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                     (142)
                                                                                                          -----
  Comprehensive income................                                                                       19
                                           --        ----        -----         -----           ---        -----

Balance at December 31, 2008..........      6         636          371          (156)           --          857
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)........................                               1                          (1)          --
Comprehensive income (loss):
  Net loss............................                            (108)                                    (108)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                           123            (7)         116
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                      114
                                                                                                          -----
  Comprehensive income................                                                                        6
                                           --        ----        -----         -----           ---        -----
Balance at December 31, 2009..........     $6        $636        $ 264         $ (35)          $(8)       $ 863
                                           ==        ====        =====         =====           ===        =====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                            2009      2008      2007
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).......................................  $  (108)  $   161   $    72
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Amortization of premiums and accretion of discounts
     associated with investments, net...................       (6)       (3)       --
  (Gains) losses from sales of investments, net.........      301      (330)      (99)
  Undistributed equity earnings of real estate joint
     ventures...........................................       --        (1)       --
  Interest credited to policyholder account balances....      136        84       100
  Universal life and investment-type product policy
     fees...............................................     (156)     (160)     (162)
  Change in accrued investment income...................       (1)        4         2
  Change in premiums and other receivables..............     (443)     (307)      206
  Change in deferred policy acquisition costs, net......      (68)       95        38
  Change in insurance-related liabilities...............      (28)       78        (1)
  Change in income tax recoverable (payable)............      (50)       77       102
  Change in other assets................................      107       115       132
  Change in other liabilities...........................     (324)      322         9
                                                          -------   -------   -------
Net cash (used in) provided by operating activities.....     (640)      135       399
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.............................      733       662       925
  Mortgage loans........................................        4         6        16
  Real estate joint ventures............................       --         2         1
Purchases of:
  Fixed maturity securities.............................     (717)     (522)     (910)
  Equity securities.....................................       (2)       --       (21)
  Mortgage loans........................................      (31)       (8)       --
Net change in short-term investments....................       60      (115)        9
Net change in other invested assets.....................      (19)      (10)        1
Other, net..............................................       --         1        --
                                                          -------   -------   -------
Net cash provided by investing activities...............       28        16        21
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..............................................    1,534     1,446     1,579
  Withdrawals...........................................   (1,198)   (1,055)   (2,047)
Net change in payables for collateral under securities
  loaned and other transactions.........................     (132)     (156)       12
Capital contribution from MetLife, Inc. ................       --        50        --
                                                          -------   -------   -------
Net cash provided by (used in) financing activities.....      204       285      (456)
                                                          -------   -------   -------
Change in cash and cash equivalents.....................     (408)      436       (36)
Cash and cash equivalents, beginning of year............      517        81       117
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $   109   $   517   $    81
                                                          =======   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash (received) paid during the year for:
  Income tax............................................  $   (33)  $     4   $    84
                                                          =======   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, the Company considers three broad

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions are hybrid securities. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when,

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is used for such investments in which the Company has significant influence or more than a 20% interest. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid trust preferred securities, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $6 million at December 31, 2009. Accumulated amortization of capitalized software was less than $1 million at December 31, 2009. Related amortization expense was less than $1 million for the year ended December 31, 2009. There was no amortization expense for the years ended December 31, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables,

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2008 and 2007. Goodwill was $33 million at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) and the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $2 million, net of deferred income taxes of $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $15 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interests, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits, and a corresponding change to the January 1, 2007 balance of retained earnings.

     The following new pronouncements had no material impact on the Company's financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $  684     $28      $14       $--     $  698     38.9%
CMBS..................................       337       4       28        --        313     17.4
RMBS..................................       338       9       23        14        310     17.3
U.S. Treasury and agency securities...       187       1        6        --        182     10.1
ABS...................................       164       3       10         4        153      8.5
Foreign corporate securities..........       122       4       10        --        116      6.5
State and political subdivision
  securities..........................        13      --       --        --         13      0.7
Foreign government securities.........         8       2       --        --         10      0.6
                                          ------     ---      ---       ---     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $1,853     $51      $91       $18     $1,795    100.0%
                                          ======     ===      ===       ===     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)....    $   21     $--      $ 6       $--     $   15     93.7%
Common stock..........................         1      --       --        --          1      6.3
                                          ------     ---      ---       ---     ------    -----
  Total equity securities.............    $   22     $--      $ 6       $--     $   16    100.0%
                                          ======     ===      ===       ===     ======    =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2008
                                                -------------------------------------------
                                                               GROSS
                                                 COST OR     UNREALIZED   ESTIMATED
                                                AMORTIZED   -----------      FAIR      % OF
                                                   COST     GAIN   LOSS     VALUE     TOTAL
                                                ---------   ----   ----   ---------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.....................    $  712     $ 4   $ 90     $  626     39.7%
CMBS..........................................       311      --     96        215     13.7
RMBS..........................................       373       6     68        311     19.7
U.S. Treasury and agency securities...........       175      11     --        186     11.8
ABS...........................................       190      --     43        147      9.3
Foreign corporate securities..................       110      --     27         83      5.3
Foreign government securities.................         7       1     --          8      0.5
                                                  ------     ---   ----     ------    -----
  Total fixed maturity securities (1), (2)....    $1,878     $22   $324     $1,576    100.0%
                                                  ======     ===   ====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)............    $   21     $--   $ 12     $    9    100.0%
                                                  ------     ---   ----     ------    -----
  Total equity securities.....................    $   21     $--   $ 12     $    9    100.0%
                                                  ======     ===   ====     ------    -----



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                                                                            ---------   ---------
                              CLASSIFICATION                                ESTIMATED   ESTIMATED
-------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $15         $ 9
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $16         $11


--------

   (2) The Company held $10 million and $8 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the corporate securities sector within fixed maturity securities.

     The Company held foreign currency derivatives with notional amounts of $15 million and $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                            DECEMBER 31,
                                                                          ----------------
                                                                          2009        2008
                                                                          ----        ----
                                                                            (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities (1):
  Estimated fair value............................................        $111         $61
  Net unrealized loss.............................................        $ 22         $17
Non-income producing fixed maturity securities (1):
  Estimated fair value............................................        $  2        $ --
  Net unrealized loss.............................................        $  1         $--
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  ABS.............................................................        $  7         $ 3
                                                                          ----        ----
     Total fixed maturity securities credit enhanced by financial
       guarantor insurers.........................................        $  7         $ 3
                                                                          ====        ====
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA.............................................           2%          5%
                                                                          ====        ====
  Portion rated Baa/BBB...........................................          --%         95%
                                                                          ====        ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $182 million and $186 million at December 31, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 2% of total investments. The tables below present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Industrial.......................................     $207      25.4%     $146      20.6%
  Finance..........................................      167      20.5       151      21.3
  Utility..........................................      134      16.5       104      14.7
  Foreign (1)......................................      116      14.2        83      11.7
  Consumer.........................................      106      13.0       105      14.8
  Communications...................................       73       9.0        70       9.9
  Other............................................       11       1.4        50       7.0
                                                        ----     -----      ----     -----
     Total.........................................     $814     100.0%     $709     100.0%
                                                        ====     =====      ====     =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 22         1.0%         $ 24         1.2%
  Holdings in ten issuers with the largest
     exposures...............................     $168         8.0%         $159         8.0%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $313 million and $215 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities at December 31, 2009 and 2008.

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $108      34.5%     $ 56      26.0%
2004...............................................      103      32.9        72      33.5
2005...............................................       81      25.9        68      31.6
2006...............................................       17       5.4        15       7.0
2007...............................................        4       1.3         4       1.9
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $313     100.0%     $215     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2009             2008
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized loss...................................    $24              $96
Rated Aaa/AAA.........................................             77%              86%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $208      67.1%     $228      73.3%
  Pass-through securities..........................      102      32.9        83      26.7
                                                        ----     -----      ----     -----
     Total RMBS....................................     $310     100.0%     $311     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $203      65.5%     $183      58.8%
  Prime............................................       72      23.2        89      28.6
  Alternative residential mortgage loans...........       35      11.3        39      12.6
                                                        ----     -----      ----     -----
     Total RMBS....................................     $310     100.0%     $311     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $246      79.4%     $272      87.5%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $277      89.4%     $279      89.7%
                                                        ====     =====      ====     =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 79.4% at December 31, 2009 as compared to 87.5% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 89.4% at December 31, 2009 as compared to 89.7% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 9       25.7%     $ 7       17.9%
2006...............................................      23       65.7       29       74.4
2007...............................................       3        8.6        3        7.7
2008...............................................      --         --       --         --
2009...............................................      --         --       --         --
                                                        ---      -----      ---      -----
Total..............................................     $35      100.0%     $39      100.0%
                                                        ===      =====      ===      =====




                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2009             2008
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                (IN MILLIONS)
Net unrealized loss..................................    $20              $29
Rated Aa/AA or better (1)............................            10.5%            18.7%
Rated NAIC 1 (2).....................................            10.5%            18.7%

Fixed rate...........................................            48.6%            42.4%
Hybrid ARM...........................................            51.4             57.6
                                                                -----            -----
Total Alt-A RMBS.....................................           100.0%           100.0%
                                                                =====            =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $153 million and $147 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................     $ 85      55.6%     $ 88      59.9%
  Student loans....................................       15       9.8        14       9.5
  RMBS backed by sub-prime mortgage loans..........       10       6.5         7       4.8
  Other loans......................................       43      28.1        38      25.8
                                                        ----     -----      ----     -----
     Total.........................................     $153     100.0%     $147     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $121      79.1%     $129      87.8%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $141      92.2%     $144      98.0%
                                                        ====     =====      ====     =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               64.2%               47.9%
  Of the 64.2% and 47.9% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                  2%                  5%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%                 95%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company. Non-agency RMBS backed by sub-prime mortgage loans held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $   48      $   49      $   78      $   75
Due after one year through five years..........       358         376         426         395
Due after five years through ten years.........       398         399         286         245
Due after ten years............................       210         195         214         188
                                                   ------      ------      ------      ------
  Subtotal.....................................     1,014       1,019       1,004         903
RMBS, CMBS and ABS.............................       839         776         874         673
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $1,853      $1,795      $1,878      $1,576
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2009    2008   2007
                                                               ----   -----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities that were temporarily impaired.....  $(40)  $(302)  $(26)
Fixed maturity securities with noncredit OTTI losses in other
  comprehensive loss.........................................   (18)     --     --
                                                               ----   -----   ----
  Total fixed maturity securities............................   (58)   (302)   (26)
Equity securities............................................    (6)    (12)    (3)
Derivatives..................................................     1       3     --
Short-term investments.......................................    (3)     --     --
                                                               ----   -----   ----
  Subtotal...................................................   (66)   (311)   (29)
                                                               ----   -----   ----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..............................................     5      --     --
  DAC and VOBA...............................................    (5)     71      8
Deferred income tax benefit (expense) on which noncredit OTTI
  losses have been recognized................................     5      --     --
Deferred income tax benefit (expense)........................    18      84      7
                                                               ----   -----   ----
  Subtotal...................................................    23     155     15
                                                               ----   -----   ----
Net unrealized investment gains (losses).....................  $(43)  $(156)  $(14)
                                                               ====   =====   ====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $18 million, includes $2 million related to the transition adjustment, $21 million ($15 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $5 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                               2009         2008        2007
                                                              -----        -----        ----
                                                                       (IN MILLIONS)
Balance, beginning of period................................  $(156)       $ (14)       $ (3)
Cumulative effect of change in accounting principle, net of
  income tax................................................     (1)          --          --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized......................................    (16)          --          --
Unrealized investment gains (losses) during the year........    263         (282)        (20)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized.............................................      5           --          --
  DAC and VOBA..............................................    (76)          63           4
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized.......................      4           --          --
  Deferred income tax benefit (expense).....................    (66)          77           5
                                                              -----        -----        ----
Balance, end of period......................................  $ (43)       $(156)       $(14)
                                                              =====        =====        ====
Change in net unrealized investment gains (losses)..........  $ 113        $(142)       $(11)
                                                              =====        =====        ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $ 60         $ 1         $121        $ 13         $181        $ 14
CMBS...............................        13          --          174          28          187          28
RMBS...............................         3           2          106          35          109          37
U.S. Treasury and agency
  securities.......................       174           6           --          --          174           6
ABS................................        10          --           76          14           86          14
Foreign corporate securities.......         1          --           43          10           44          10
State and political subdivision
  securities.......................        13          --           --          --           13          --
Foreign government securities......        --          --           --          --           --          --
                                         ----        ----         ----        ----         ----        ----
  Total fixed maturity securities..      $274         $ 9         $520        $100         $794        $109
                                         ====        ====         ====        ====         ====        ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $ 14        $  6         $ 14        $  6
                                         ====        ====         ====        ====         ====        ====
Total number of securities in an
  unrealized loss position.........        28                      134
                                         ====                     ====




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $437        $ 60         $ 92        $ 30        $  529       $ 90
CMBS...............................       114          22          101          74           215         96
RMBS...............................        50          11           85          57           135         68
U.S. Treasury and agency
  securities.......................        --          --           --          --            --         --
ABS................................        96          19           31          24           127         43
Foreign corporate securities.......        49           9           33          18            82         27
State and political subdivision
  securities.......................        --          --           --          --            --         --
Foreign government securities......         1          --           --          --             1         --
                                         ----        ----         ----        ----        ------       ----
  Total fixed maturity securities..       747         121          342         203         1,089        324
                                         ====        ====         ====        ====        ======       ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $  8        $ 12        $    8       $ 12
                                         ====        ====         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........       209                      127
                                         ====                     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $208         $ 21        $ 3         $ 6        25          10
Six months or greater but less than
  nine months......................       69           55          4          12         1           1
Nine months or greater but less
  than twelve months...............       --            4         --           2         1           2
Twelve months or greater...........      366          180         20          62        83          38
                                        ----         ----       ----        ----
  Total............................     $643         $260        $27         $82
                                        ====         ====       ====        ====
Percentage of cost or amortized
  cost.............................                                4%         32%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--        $ --        --          --
Six months or greater but less than
  nine months......................       --           --         --          --        --          --
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           20         --           6        --           1
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20       $ --         $ 6
                                        ====         ====       ====        ====
Percentage of cost.................                                           30%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $322         $517        $21        $206        86          132
Six months or greater but less than
  nine months......................      195            6         18           4        41            2
Nine months or greater but less
  than twelve months...............      160           38         24          24        25            7
Twelve months or greater...........      170            5         23           4        40            2
                                        ----         ----       ----        ----
  Total............................     $847         $566        $86        $238
                                        ====         ====       ====        ====
Percentage of cost or amortized
  cost.............................                               10%         42%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--        $ --        --           --
Six months or greater but less than
  nine months......................       --           --         --          --        --           --
Nine months or greater but less
  than twelve months...............       --           20         --          12        --            1
Twelve months or greater...........       --           --         --          --        --           --
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20       $ --        $ 12
                                        ====         ====       ====        ====
Percentage of cost.................                                           60%
                                                                            ====



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $6 million at December 31, 2009. The $6 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were comprised of investment grade financial services industry non-redeemable preferred stock rated A or better.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $115 million and $336 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                        DECEMBER 31,
                                                                     ------------------
                                                                     2009          2008
                                                                     ----          ----
SECTOR:
  RMBS.............................................................    32%           20%
  CMBS.............................................................    24            29
  U.S. corporate securities........................................    12            27
  ABS..............................................................    12            13
  Foreign corporate securities.....................................     9             8
  U.S. Treasury and agency securities..............................     5            --
  Other............................................................     6             3
                                                                      ---           ---
     Total.........................................................   100%          100%
                                                                      ===           ===
INDUSTRY:
  Mortgage-backed..................................................    56%           49%
  Finance..........................................................    22            23
  Asset-backed.....................................................    12            13
  U.S. Treasury and agency securities..............................     5            --
  Consumer.........................................................     3             7
  Utility..........................................................     1             4
  Other............................................................     1             4
                                                                      ---           ---
     Total.........................................................   100%          100%
                                                                      ===           ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................        2           --            2            1
Total gross unrealized loss.....................      $26         $ --          $47         $ 12
Percentage of total gross unrealized loss.......       24%          --%          15%         100%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $33 million during the year ended December 31, 2009. These securities were included in the Company's OTTI

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting on improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                        (IN MILLIONS)
Less than six months....     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months................       --           --           --%          --             --%             --           --%         --%
Twelve months or
  greater...............        6            6          100%           6            100%              6          100%        100%
                             ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $ 6          $ 6          100%         $ 6            100%            $ 6          100%        100%
                             ====         ====                      ====                           ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) are as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                                2009   2008   2007
                                                               -----   ----   ----
                                                                  (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized.................................  $ (34)  $ (8)   $(1)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss.....................     21     --     --
                                                               -----   ----    ---
  Net OTTI losses on fixed maturity securities recognized in
     earnings................................................    (13)    (8)    (1)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals...........................................     (7)   (17)    (5)
                                                               -----   ----    ---
     Total losses on fixed maturity securities...............    (20)   (25)    (6)
                                                               -----   ----    ---
Other net investment gains (losses):
Equity securities............................................     --     --     (1)
Mortgage loans...............................................     (1)    --     --
Other limited partnership interests..........................     (1)    --     --
Freestanding derivatives.....................................    (71)    81     15
Embedded derivatives.........................................   (208)   274     91
                                                               -----   ----    ---
     Total net investment gains (losses).....................  $(301)  $330    $99
                                                               =====   ====    ===



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                       FIXED MATURITY
                                         SECURITIES        EQUITY SECURITIES          TOTAL
                                     ------------------   ------------------   ------------------
                                                       YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                     2009   2008   2007   2009   2008   2007   2009   2008   2007
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                              (IN
                                                           MILLIONS)
Proceeds...........................  $544   $464   $657   $ --   $ --   $ --   $544   $464   $657
                                     ====   ====   ====   ====   ====   ====   ====   ====   ====
Gross investment gains.............  $  7   $  1   $  1    $--    $--    $--   $  7   $  1   $  1
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Gross investment losses............   (14)   (18)    (6)    --     --     --    (14)   (18)    (6)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Total OTTI losses recognized in
  earnings:
  Credit-related...................   (10)    (8)    (1)    --     --     --    (10)    (8)    (1)
  Other (1)........................    (3)    --     --     --     --     (1)    (3)    --     (1)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
  Total OTTI losses recognized in
     earnings......................   (13)    (8)    (1)    --     --     (1)   (13)    (8)    (2)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Net investment gains (losses)......  $(20)  $(25)  $ (6)   $--    $--    $(1)  $(20)  $(25)  $ (7)
                                     ====   ====   ====   ----   ====   ====   ====   ====   ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance...................................................   $ 6       $ 3      $ --
  Communications............................................     1        --        --
  Industrial................................................    --        --         1
                                                               ---       ---      ----
     Total U.S. and foreign corporate securities............     7         3         1
  ABS.......................................................     3         5        --
  RMBS......................................................     2        --        --
  CMBS......................................................     1        --        --
                                                               ---       ---      ----
     Total..................................................   $13       $ 8       $ 1
                                                               ===       ===      ====



     There were no equity security OTTI losses recognized in earnings for the years ended December 31, 2009 and 2008. Equity security OTTI losses recognized in earnings for the year ended December 31, 2007 of $1 million were related to common stock.

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                 4
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                 1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                 2
                                                                        ----
Balance, end of period....................................               $ 7
                                                                        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ----------------------------
                                                             2009        2008        2007
                                                             ----        ----        ----
                                                                     (IN MILLIONS)
Fixed maturity securities..................................  $ 93        $110        $118
Equity securities..........................................     1           1           1
Mortgage loans.............................................     5           5           5
Policy loans...............................................     2           2           2
Other limited partnership interests........................    --           1           1
Cash, cash equivalents and short-term investments..........     1           4           8
Other......................................................    --           1          --
                                                             ----        ----        ----
  Total investment income..................................   102         124         135
Less: Investment expenses..................................     5          16          31
                                                             ----        ----        ----
  Net investment income....................................  $ 97        $108        $104
                                                             ====        ====        ====



     Affiliated investment expenses, included in the table above, were $2 million, $1 million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009     2008
                                                                   ----     ----
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost.........................................  $240     $319
  Estimated fair value...........................................  $238     $322
Aging of cash collateral liability:
  Open (1).......................................................  $ 43     $189
  Less than thirty days..........................................    69       --
  Thirty days or greater but less than sixty days................   121      128
  Sixty days or greater but less than ninety days................    --        7
  Ninety days or greater.........................................     9       --
                                                                   ----     ----
     Total cash collateral liability.............................  $242     $324
                                                                   ====     ====
Security collateral on deposit from counterparties...............  $ --     $  6
                                                                   ====     ====
Reinvestment portfolio -- estimated fair value...................  $215     $272
                                                                   ====     ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $42 million from $188 million at December 31, 2008. Of the $42 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $36 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for fixed maturity securities.

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2009     2008
                                                                    ----     ----
                                                                    (IN MILLIONS)
Invested assets on deposit:
Regulatory agencies (1)...........................................   $ 7      $ 8
Invested assets pledged as collateral:
Derivative transactions (2).......................................     3       --
                                                                     ---      ---
  Total invested assets on deposit and pledged as collateral......   $10      $ 8
                                                                     ===      ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending programs.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans.........................    $ 55      53.4%     $28      36.8%
  Agricultural mortgage loans.......................      48      46.6       48      63.2
                                                        ----     -----      ---     -----
     Total mortgage loans...........................     103     100.0%      76     100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       1                 --
                                                        ----                ---
     Total mortgage loans, net......................    $102                $76
                                                        ====                ===



     Mortgage loans are collateralized by properties located in the United States. The carrying value of the Company's mortgage loans located in Massachusetts, District of Columbia and Alabama were 14%, 14% and 12% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     For the year ended December 31, 2009, valuation allowances were $1 million for mortgage loans. There were no valuation allowances on mortgage loans for the years ended December 31, 2008 and 2007.

     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $2 million at both December 31, 2009 and 2008. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $1 million for the year ended December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2008 and 2007.

  OTHER INVESTED ASSETS

     At December 31, 2009 and 2008, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $29 million and $109 million, respectively.

     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Equity securities available-for-sale:
  Non-redeemable preferred stock...............     $14         $14         $ --         $ --
Fixed maturity securities available-for-sale:
  U.S. corporate securities....................       6           6           --           --
  Foreign corporate securities.................       5           5           --           --
                                                    ---         ---         ----         ----
     Total.....................................     $25         $25          $--          $--
                                                    ===         ===         ====         ====



--------

   (1) The maximum exposure to loss relating to the equity and fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $44 million and $2 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $1 million, $2 million and $4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................   $ 4      $ --      $ 23
Amortized cost of invested assets transferred to
  affiliates..............................................   $ 6       $--       $23
Net investment losses recognized on transfers to
  affiliates..............................................  $ (2)      $--       $--


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2009                           2008
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE       INSTRUMENT TYPE                      AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   11    $ --       $ --      $   --    $ --       $ --
                    Interest rate floors..............    2,040      26         --       2,040     105         --
                    Interest rate futures.............      209       1         --          --      --         --
Foreign currency    Foreign currency swaps............       16       2         --           8       4         --
Credit              Credit default swaps..............       38      --         --          41      --         --
                                                         ------    ----       ----      ------    ----       ----
                      Total..........................    $2,314     $29        $--      $2,089    $109        $--
                                                         ======    ====       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ --           $ 11             $   --           $ --     $   11
Interest rate floors..............        --            840              1,200             --      2,040
Interest rate futures.............       209             --                 --             --        209
Foreign currency swaps............        --              8                 --              8         16
Credit default swaps..............        --             38                 --             --         38
                                        ----           ----             ------           ----     ------
  Total...........................      $209           $897             $1,200            $ 8     $2,314
                                        ====           ====             ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2009                              2008
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                 (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..............     $16       $2         $ --         $8        $4         $ --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2009                              2008
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                 (IN MILLIONS)
Interest rate swaps...................   $   11     $ --        $ --       $   --     $ --        $ --
Interest rate floors..................    2,040       26          --        2,040      105          --
Interest rate futures.................      209        1          --           --       --          --
Credit default swaps..................       38       --          --           41       --          --
                                         ------     ----        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.........................   $2,298      $27         $--       $2,081     $105         $--
                                         ======     ====        ====       ======     ====        ====



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized $9 million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2008 and 2007.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2009, 2008 and 2007.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...   $ 4      $ --      $ --
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......    (3)        4        --
Amounts reclassified to net investment gains (losses)......    --        --        --
                                                              ---      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................   $ 1       $ 4       $--
                                                              ===      ====      ====



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                          AMOUNT AND LOCATION OF
                                                                              GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                                    AMOUNT OF GAINS         ACCUMULATED OTHER
                                                   (LOSSES) DEFERRED       COMPREHENSIVE INCOME
                                                     IN ACCUMULATED     (LOSS) INTO INCOME (LOSS)
                                                  OTHER COMPREHENSIVE   -------------------------
                                                    INCOME (LOSS) ON          NET INVESTMENT
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS        DERIVATIVES             GAINS (LOSSES)
------------------------------------------------  -------------------   -------------------------
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps........................           $(3)                     $--
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps........................           $ 4                      $--
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps........................          $ --                     $ --


  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, purchased floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) credit default swaps to economically hedge exposure to adverse movements in credit; (iii) equity variance swaps as a macro hedge on certain invested assets; and (iv) credit default swaps to synthetically create investments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                    NET INVESTMENT
                                                                    GAINS (LOSSES)
                                                                    --------------
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate floors............................................       $(79)
  Interest rate futures...........................................         (1)
                                                                         ----
     Total........................................................       $(80)
                                                                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008..............................       $ 81
                                                                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007..............................       $ 15
                                                                         ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at both December 31, 2009 and 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received an insignificant amount to terminate all of these contracts, and at December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2009                                           2008
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED       AMOUNT OF                        ESTIMATED       AMOUNT OF
                                       FAIR           FUTURE                            FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      WEIGHTED        VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT   AVERAGE YEARS   CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
----------------------------      --------------  --------------  ---------------  --------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $--             $ 2             4.0              $--             $ 2            5.0
Credit default swaps referencing
  indices.......................         --              24             3.0               --              24            4.0
                                       ----            ----                             ----            ----
Subtotal........................         --              26             3.1               --              26            4.1
                                       ----            ----                             ----            ----
BAA
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
BA
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
B
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Total...........................       $ --            $ 26             3.1             $ --            $ 26            4.1
                                       ====            ====                             ====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the Company's rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $11 million and $61 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     At December 31, 2009, the estimated fair value of the Company's derivatives subject to credit-contingent provisions was insignificant.

     At December 31, 2009 and 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums and other receivables. At December 31, 2008, the Company did not provide any cash collateral for exchange-traded futures.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2009      2008
                                                                    ----      ----
                                                                     (IN MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.................................  $198      $569
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits................................  $ 38      $226


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2009      2008      2007
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Net investment gains (losses) (1) (2)......................  $(208)     $274       $91


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($120) million and $136 million, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $1,795      $1,795
Equity securities.......................................              $   16      $   16
Mortgage loans..........................................              $  102      $  104
Policy loans............................................              $   28      $   40
Other limited partnership interests.....................              $    2      $    2
Short-term investments..................................              $  127      $  127
Other invested assets (1)...............................   $2,299     $   29      $   29
Cash and cash equivalents...............................              $  109      $  109
Accrued investment income...............................              $   17      $   17
Premiums and other receivables (2)......................              $1,487      $1,442
Other assets............................................              $    4      $    4
Separate account assets.................................              $9,347      $9,347
Net embedded derivatives within asset host
  contracts (3).........................................              $  198      $  198
LIABILITIES
Policyholder account balances (2).......................              $2,302      $2,315
Payables for collateral under securities loaned and
  other transactions....................................              $  253      $  253
Other liabilities: (2)
Derivative liabilities..................................   $   15     $   --      $   --
Net embedded derivatives within liability host
  contracts (3).........................................              $   38      $   38
COMMITMENTS (4)
Commitments to fund private corporate bond investments..   $   10     $   --      $   --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Fixed maturity securities........................              $1,576      $1,576
Equity securities................................              $    9      $    9
Mortgage loans...................................              $   76      $   78
Policy loans.....................................              $   28      $   35
Other limited partnership interests..............              $    2      $    2
Short-term investments...........................              $  189      $  189
Other invested assets (1)........................   $2,075     $  109      $  109
Cash and cash equivalents........................              $  517      $  517
Accrued investment income........................              $   16      $   16
Premiums and other receivables (2)...............              $1,057      $  898
Separate account assets..........................              $6,633      $6,633
Net embedded derivatives within asset host
  contracts (3)..................................              $  569      $  569
LIABILITIES
Policyholder account balances (2)................              $1,874      $1,627
Payables for collateral under securities loaned
  and other transactions.........................              $  385      $  385
Other liabilities: (2)
Derivative liabilities...........................   $   14     $   --      $   --
Other............................................              $    1      $    1
Net embedded derivatives within liability host
  contracts (3)..................................              $  226      $  226


--------

   (1) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (2) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Other Invested Assets -- Other invested assets in the balance sheets are comprised of freestanding derivatives with positive estimated fair values. The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Other Assets -- Other assets in the balance sheets are principally comprised of deferred sales inducements, goodwill, capitalized software, and a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flow using a discount rate that reflects the credit standing of the unaffiliated institution.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included mutual funds in the amount of $6.6 billion in Level 2 of the fair value hierarchy which were previously included in Level 1.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; interest due on cash collateral held in relation to securities lending; amounts due under ceded reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest due on cash collateral held in relation to securities lending. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances.

     The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair value for commitments to fund private corporate bond investments reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............         $ --              $   682           $ 16       $   698
  CMBS..................................           --                  313             --           313
  RMBS..................................           --                  310             --           310
  U.S. Treasury and agency securities...           73                  109             --           182
  ABS...................................           --                  121             32           153
  Foreign corporate securities..........           --                   96             20           116
  State and political subdivision
     securities.........................           --                   13             --            13
  Foreign government securities.........           --                   10             --            10
                                                 ----              -------           ----       -------
     Total fixed maturity securities....           73                1,654             68         1,795
                                                 ----              -------           ----       -------
Equity securities:
  Non-redeemable preferred stock........           --                    1             14            15
  Common stock..........................            1                   --             --             1
                                                 ----              -------           ----       -------
     Total equity securities............            1                    1             14            16
                                                 ----              -------           ----       -------
Short-term investments..................           82                   45             --           127
Derivative assets (1)...................            1                   28             --            29
Net embedded derivatives within asset
  host contracts (2)....................           --                   --            198           198
Separate account assets (3).............           --                9,347             --         9,347
                                                 ----              -------           ----       -------
  Total assets..........................         $157              $11,075           $280       $11,512
                                                 ====              =======           ====       =======
LIABILITIES
Net embedded derivatives within
  liability host contracts (2)..........         $ --              $    --           $ 38       $    38
                                                 ====              =======           ====       =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --              $  618           $  8        $  626
  CMBS..................................            --                 215             --           215
  RMBS..................................            --                 306              5           311
  U.S. Treasury and agency securities...            72                 114             --           186
  ABS...................................            --                 122             25           147
  Foreign corporate securities..........            --                  64             19            83
  State and political subdivision
     securities.........................            --                  --             --            --
  Foreign government securities.........            --                   8             --             8
                                                ------              ------           ----        ------
     Total fixed maturity securities....            72               1,447             57         1,576
                                                ------              ------           ----        ------
Equity securities:
  Non-redeemable preferred stock........            --                  --              9             9
  Common stock..........................            --                  --             --            --
                                                ------              ------           ----        ------
     Total equity securities............            --                  --              9             9
                                                ------              ------           ----        ------
Short-term investments..................           144                  45             --           189
Derivative assets (1)...................            --                 109             --           109
Net embedded derivatives within asset
  host contracts (2)....................            --                  --            569           569
Separate account assets (3).............         6,633                  --             --         6,633
                                                ------              ------           ----        ------
  Total assets..........................        $6,849              $1,601           $635        $9,085
                                                ======              ======           ====        ======
LIABILITIES
Net embedded derivatives within
  liability host contracts (2)..........        $   --              $   --           $226        $  226
                                                ======              ======           ====        ======



--------

   (1) Derivative assets are presented within other invested assets.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange traded common stock; and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded interest rate futures.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


              U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, foreign government securities, state and political subdivision securities and ABS. Equity securities classified as Level 2 securities consist of non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, interest rate swaps, foreign currency swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; RMBS and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                   FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                     -------------------------------------------------------------------------------------------------------
                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                                               INCLUDED IN:
                                                          ----------------------    PURCHASES,
                       BALANCE,                                        OTHER          SALES,       TRANSFER IN
                     DECEMBER 31,   IMPACT OF   BALANCE,  EARNINGS COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                         2007     ADOPTION (2) JANUARY 1,  (3, 4)  INCOME (LOSS) SETTLEMENTS (5) OF LEVEL 3 (6) DECEMBER 31,
                     ------------ ------------ ---------- -------- ------------- --------------- -------------- ------------
                                                               (IN MILLIONS)

FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities.....                              $  8      $  --       $  2           $  6            $--          $ 16
  RMBS..............                                 5         (1)         1             (5)            --            --
  ABS...............                                25         (1)         9             (1)            --            32
  Foreign corporate
     securities.....                                19         --          7             (6)            --            20
                                                  ----      -----       ----           ----           ----          ----
     Total fixed
       maturity
       securities...                              $ 57      $  (2)      $ 19           $ (6)           $--          $ 68
                                                  ====      =====       ====           ====           ====          ====
Equity securities:
  Non-redeemable
     preferred
     stock..........                              $  9      $  --       $  5           $ --            $--          $ 14
                                                  ----      -----       ----           ----           ----          ----
     Total equity
       securities...                              $  9      $  --       $  5           $ --            $--          $ 14
                                                  ====      =====       ====           ====           ====          ====
Net embedded
  derivatives (7)...                              $343      $(205)      $ --           $ 22            $--          $160
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
  Fixed maturity
     securities.....     $115          $--        $115      $  (8)      $(29)          $(27)           $ 6          $ 57
  Equity
     securities.....     $ 18         $ --        $ 18      $  --       $ (9)          $ --           $ --          $  9
  Net embedded
     derivatives
     (7)............     $ 56          $30        $ 86      $ 244       $ --           $ 13            $--          $343


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       Such amount was also impacted by a decrease to DAC of $10 million for a total impact of $20 million on Level 3 assets and liabilities.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                      -------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                                      GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  RMBS..............................................     $ --            $  (1)       $  (1)
  ABS...............................................       --               (1)          (1)
                                                         ----            -----        -----
     Total fixed maturity securities................      $--            $  (2)       $  (2)
                                                         ====            =====        =====
Net embedded derivatives............................      $--            $(205)       $(205)



                                                               TOTAL GAINS AND LOSSES
                                                       -------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                       -------------------------------------
                                                                           NET
                                                           NET         INVESTMENT
                                                       INVESTMENT         GAINS
                                                         INCOME         (LOSSES)       TOTAL
                                                       ----------      ----------      -----
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities............................     $ --            $ (8)         $ (8)
Net embedded derivatives.............................      $--            $244          $244

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                            HELD AT DECEMBER 31, 2009
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  ABS...............................................     $ --            $  (3)       $  (3)
                                                         ----            -----        -----
     Total fixed maturity securities................      $--            $  (3)       $  (3)
                                                         ====            =====        =====
Net embedded derivatives............................      $--            $(202)       $(202)



                                                        CHANGES IN UNREALIZED GAINS (LOSSES)
                                                         RELATING TO ASSETS AND LIABILITIES
                                                             HELD AT DECEMBER 31, 2008
                                                       -------------------------------------
                                                                           NET
                                                           NET         INVESTMENT
                                                       INVESTMENT         GAINS
                                                         INCOME         (LOSSES)       TOTAL
                                                       ----------      ----------      -----
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities............................     $ --            $ (8)         $ (8)
Net embedded derivatives.............................      $--            $244          $244


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

     At December 31, 2009, the Company held $2 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2009 based on the underlying limited partnership financial statements. Included within net investment gains (losses) for such other limited partnerships are impairments of $1 million for the year ended December 31, 2009. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes a private equity fund that invests primarily in domestic leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $1 million as of December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC   VOBA   TOTAL
                                                              ----   ----   -----
                                                                 (IN MILLIONS)
Balance at January 1, 2007..................................  $449   $184    $633
  Capitalizations...........................................    89     --      89
                                                              ----   ----    ----
     Subtotal...............................................   538    184     722
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................    34      6      40
     Other expenses.........................................    63     25      88
                                                              ----   ----    ----
       Total amortization...................................    97     31     128
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................    (3)    (1)     (4)
                                                              ----   ----    ----
Balance at December 31, 2007................................   444    154     598
  Capitalizations...........................................    89     --      89
                                                              ----   ----    ----
     Subtotal...............................................   533    154     687
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................    31     --      31
     Other expenses.........................................   117     35     152
                                                              ----   ----    ----
       Total amortization...................................   148     35     183
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................   (50)   (13)    (63)
                                                              ----   ----    ----
Balance at December 31, 2008................................   435    132     567
  Capitalizations...........................................    69     --      69
                                                              ----   ----    ----
     Subtotal...............................................   504    132     636
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................   (55)    --     (55)
     Other expenses.........................................    58     (1)     57
                                                              ----   ----    ----
       Total amortization...................................     3     (1)      2
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................    54     17      71
                                                              ----   ----    ----
Balance at December 31, 2009................................  $447   $116    $563
                                                              ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $20 million in 2010, $18 million in 2011, $15 million in 2012, $14 million in 2013, and $11 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                              2009       2008       2007
                                                             ------     ------     -----
                                                                    (IN MILLIONS)
Balance at January 1,...................................     $   88     $   90     $  80
Capitalization..........................................         11         18        19
Amortization............................................        (13)       (20)       (9)
                                                             ------     ------     -----
Balance at December 31,.................................       $ 86       $ 88       $90
                                                             ======     ======     =====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $9,347 million and $6,633 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $155 million, $141 million and $138 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2009                             2008
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................      $   3,789             N/A        $   2,382             N/A
Net amount at risk (2)..................      $     231 (3)         N/A        $     675 (3)         N/A
Average attained age of
  contractholders.......................       62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................      $   6,800       $   6,381        $   5,390       $   4,239
Net amount at risk (2)..................      $   1,229 (3)   $   1,259 (4)    $   2,256 (3)   $   2,003 (4)
Average attained age of
  contractholders.......................       63 years        63 years         62 years        62 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                             ANNUITY CONTRACTS
                                                        --------------------------
                                                        GUARANTEED     GUARANTEED
                                                           DEATH     ANNUITIZATION
                                                         BENEFITS       BENEFITS     TOTAL
                                                        ----------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007..........................     $ 16           $ 7         $ 23
     Incurred guaranteed benefits.....................        3             6            9
     Paid guaranteed benefits.........................       (1)           --           (1)
                                                           ----           ---         ----
  Balance at December 31, 2007........................       18            13           31
     Incurred guaranteed benefits.....................       50            61          111
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            74          116
     Incurred guaranteed benefits.....................       33            (4)          29
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ 28           $70         $ 98
                                                           ====           ===         ====
CEDED:
  Balance at January 1, 2007..........................     $ 16           $ 7         $ 23
     Incurred guaranteed benefits.....................        3            (2)           1
     Paid guaranteed benefits.........................       (1)           --           (1)
                                                           ----           ---         ----
  Balance at December 31, 2007........................       18             5           23
     Incurred guaranteed benefits.....................       50            20           70
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            25           67
     Incurred guaranteed benefits.....................       33            (1)          32
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ 28           $24         $ 52
                                                           ====           ===         ====
NET:
  Balance at January 1, 2007..........................     $ --           $--         $ --
     Incurred guaranteed benefits.....................       --             8            8
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2007........................       --             8            8
     Incurred guaranteed benefits.....................       --            41           41
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2008........................       --            49           49
     Incurred guaranteed benefits.....................       --            (3)          (3)
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ --           $46         $ 46
                                                           ====           ===         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Fund Groupings:
  Balanced......................................................  $5,124   $1,838
  Equity........................................................   3,303    4,134
  Bond..........................................................     504      346
  Specialty.....................................................     189       30
  Money Market..................................................     179      242
                                                                  ------   ------
     Total......................................................  $9,299   $6,590
                                                                  ======   ======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures 100% of the living and death benefit guarantees in connection with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, the Company had $7 million of unsecured unaffiliated reinsurance recoverable balances. Of this total, 100% was with the Company's largest unaffiliated ceded reinsurer and was unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                        -------------------------------------
                                                           2009          2008          2007
                                                        ---------     ---------     ---------
                                                                    (IN MILLIONS)
PREMIUMS:
  Direct premiums.....................................  $       5     $       9     $      13
  Reinsurance ceded...................................         (1)           --            (1)
                                                        ---------     ---------     ---------
     Net premiums.....................................       $  4          $  9          $ 12
                                                        =========     =========     =========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees......................................       $185          $191          $201
  Reinsurance ceded...................................        (29)          (31)          (39)
                                                        ---------     ---------     ---------
     Net universal life and investment-type product
       policy fees....................................       $156          $160          $162
                                                        =========     =========     =========
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims.............       $ 49          $150          $ 43
  Reinsurance ceded...................................        (13)          (61)           (7)
                                                        ---------     ---------     ---------
     Net policyholder benefits and claims.............       $ 36          $ 89          $ 36
                                                        =========     =========     =========



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                    DECEMBER 31, 2009
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums and other receivables...........................    $1,780   $1,751        $ 29
Deferred policy acquisition costs and value of business
  acquired...............................................       563      (53)        616
                                                             ------   ------        ----
  Total assets...........................................    $2,343   $1,698        $645
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   41   $    7        $ 34
                                                             ------   ------        ----
  Total liabilities......................................    $   41   $    7        $ 34
                                                             ======   ======        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    DECEMBER 31, 2008
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums and other receivables...........................    $1,711   $1,713        $ (2)
Deferred policy acquisition costs and value of business
  acquired...............................................       567      (37)        604
                                                             ------   ------        ----
  Total assets...........................................    $2,278   $1,676        $602
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $  365   $   91        $274
                                                             ------   ------        ----
  Total liabilities......................................    $  365   $   91        $274
                                                             ======   ======        ====



     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd.

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                               2009       2008       2007
                                                              ------     ------     ------
                                                                      (IN MILLIONS)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded.........................................   $(28)      $(30)      $(38)
OTHER REVENUES:
  Reinsurance ceded.........................................   $ 79       $ 29       $ 45
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded (1).....................................   $(12)      $(60)      $ (7)
OTHER EXPENSES:
  Reinsurance ceded.........................................   $ (3)      $ (1)      $ (2)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded benefits of ($1) million.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of ceded affiliated reinsurance included in the balance sheets is as follows:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables..................................  $1,742   $1,705
Deferred policy acquisition costs and value of business
  acquired......................................................     (53)     (37)
                                                                  ------   ------
  Total assets..................................................  $1,689   $1,668
                                                                  ======   ======
LIABILITIES:
Other liabilities...............................................  $    6   $   91
                                                                  ------   ------
  Total liabilities.............................................  $    6   $   91
                                                                  ======   ======



     The Company has ceded risks to an affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $198 million and $569 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($404) million, $475 million and $110 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. At December 31, 2009, the Company had $1,489 million of unsecured affiliated reinsurance recoverable balances.

8.  INCOME TAX

     The provision for income tax is as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2009      2008      2007
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Current:
  Federal...................................................     $ (2)     $(36)      $(4)
Deferred:
  Federal...................................................      (81)      108        27
                                                                 ----      ----       ---
Provision for income tax expense (benefit)..................     $(83)     $ 72       $23
                                                                 ====      ====       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                              2009       2008       2007
                                                              ----       ----       ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(67)      $ 82        $33
Tax effect of:
  Tax-exempt investment income..............................   (12)       (10)        (9)
  Prior year tax............................................    (4)        --         (2)
  Other, net................................................    --         --          1
                                                              ----       ----        ---
Provision for income tax expense (benefit)..................  $(83)      $ 72        $23
                                                              ====       ====        ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                    2009       2008
                                                                    ----       ----
                                                                     (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 48       $ --
  Net unrealized investment losses................................    23         84
  Other...........................................................     5          1
                                                                    ----       ----
                                                                      76         85
                                                                    ----       ----
Deferred income tax liabilities:
  Policyholder liabilities and receivables........................    --         24
  Investments.....................................................    32         35
  DAC.............................................................   172        173
                                                                    ----       ----
                                                                     204        232
                                                                    ----       ----
Net deferred income tax liability.................................  $128       $147
                                                                    ====       ====



     The Company has not established a valuation allowance against the deferred tax asset of $23 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $2 million, $33 million and $2 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $16 million and $10 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $4 million related to a true-up of the prior year tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                      DECEMBER 31,
                                                                     --------------
                                                                     2009      2008
                                                                     ----      ----
                                                                      (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $1        $1
  Receivable for reimbursement of paid assessments (1).............    4         7
                                                                      --        --
                                                                      $5        $8
                                                                      ==        ==
Other Liabilities:
  Insolvency assessments...........................................   $7        $8
                                                                      ==        ==



--------

   (1) The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $4 million and $1 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $10 million at December 31, 2009. The Company did not have any unfunded commitments at December 31, 2008.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2009 and 2007.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income (loss) of the Company, as filed with the Department, was $49 million, ($35) million and $40 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $411 million and $398 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


realized capital gains). The Company will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MetLife. Because the Company's statutory unassigned funds surplus was negative, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2009    2008   2007
                                                               ----   -----   ----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year.......................................................  $228   $(305)  $(27)
Income tax effect of holding gains (losses)..................   (80)    107      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income..................................................    20      26      7
  Amortization of premiums and accretion of discounts
     associated with investments.............................    (1)     (3)    --
  Income tax effect..........................................    (7)     (8)    (3)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts..............................   (71)     63      4
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts.................................    25     (22)    (1)
                                                               ----   -----   ----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...................   114    (142)   (11)
Cumulative effect of change in accounting principle, net of
  income tax of $1 million, effective April 1, 2009 (See Note
  1).........................................................    (1)     --     --
                                                               ----   -----   ----
Other comprehensive income (loss)............................  $113   $(142)  $(11)
                                                               ====   =====   ====



11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2009      2008      2007
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................     $ 11      $ 18      $ 16
Commissions.................................................       71        85        95
Amortization of DAC and VOBA................................        2       183       128
Capitalization of DAC.......................................      (69)      (89)      (89)
Insurance tax...............................................        3         2         3
Other.......................................................       53        45        52
                                                                 ----      ----      ----
  Total other expenses......................................     $ 71      $244      $205
                                                                 ====      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $47 million, $31 million and $37 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $13 million, $21 million and $20 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $44 million, $61 million and $94 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $16 million, $14 million and $15 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million, included in other expenses, for services performed under the global service agreement for the year ended December 31, 2009. The Company did not incur any such expenses for the years ended December 31, 2008 and 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $23 million, $22 million and $21 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had net receivables from affiliates of $11 million at December 31, 2009 and net payables to affiliates of $21 million at December 31, 2008, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7.

     See Notes 2 and 7 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 7, 2010

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2009      2008
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $6,168 and $6,582, respectively).....   $ 6,394   $ 6,140
  Equity securities available-for-sale, at estimated fair value
     (cost: $149 and $166, respectively).........................       150       135
  Mortgage loans (net of valuation allowances of $3 and $0,
     respectively)...............................................       369       219
  Policy loans...................................................     1,781     1,691
  Real estate and real estate joint ventures.....................        54        55
  Other limited partnership interests............................        96        81
  Short-term investments.........................................       219       514
  Other invested assets..........................................        54       126
                                                                    -------   -------
     Total investments...........................................     9,117     8,961
Cash and cash equivalents........................................       158       152
Accrued investment income........................................        96        99
Premiums and other receivables...................................     2,235     2,177
Deferred policy acquisition costs and value of business
  acquired.......................................................       192       279
Current income tax recoverable...................................        47        23
Deferred income tax assets.......................................        88       210
Other assets.....................................................       152       136
Separate account assets..........................................     1,415     1,484
                                                                    -------   -------
     Total assets................................................   $13,500   $13,521
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................   $ 5,086   $ 5,176
  Policyholder account balances..................................     4,291     4,143
  Other policyholder funds.......................................       235       249
  Policyholder dividends payable.................................       103       107
  Payables for collateral under securities loaned and other
     transactions................................................       426       806
  Long-term debt.................................................       101       101
  Other liabilities..............................................       556       446
  Separate account liabilities...................................     1,415     1,484
                                                                    -------   -------
     Total liabilities...........................................    12,213    12,512
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,156     1,243
Retained earnings................................................        --        71
Accumulated other comprehensive income (loss)....................       128      (308)
                                                                    -------   -------
     Total stockholder's equity..................................     1,287     1,009
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $13,500   $13,521
                                                                    =======   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009    2008    2007
                                                             -----   ------   ----
REVENUES
Premiums...................................................  $ 265   $  284   $308
Universal life and investment-type product policy fees.....    177      160    188
Net investment income......................................    511      474    511
Other revenues.............................................      9        6     37
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities............................................    (37)     (75)    (1)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss....     12       --     --
  Other net investment gains (losses), net.................   (225)     212    (90)
                                                             -----   ------   ----
  Total net investment gains (losses)......................   (250)     137    (91)
                                                             -----   ------   ----
     Total revenues........................................    712    1,061    953
                                                             -----   ------   ----
EXPENSES
Policyholder benefits and claims...........................    414      454    485
Interest credited to policyholder account balances.........    140      140    147
Policyholder dividends.....................................    169      168    163
Other expenses.............................................    106       84     77
                                                             -----   ------   ----
  Total expenses...........................................    829      846    872
                                                             -----   ------   ----
Income (loss) from continuing operations before provision
  for income tax...........................................   (117)     215     81
Provision for income tax expense (benefit).................    (65)      95     39
                                                             -----   ------   ----
Income (loss) from continuing operations, net of income
  tax......................................................    (52)     120     42
Income (loss) from discontinued operations, net of income
  tax......................................................     --     (201)   298
                                                             -----   ------   ----
Net income (loss)..........................................    (52)     (81)   340
Less: Net income attributable to noncontrolling interests..     --       94    141
                                                             -----   ------   ----
Net income (loss) attributable to General American Life
  Insurance Company........................................  $ (52)  $ (175)  $199
                                                             =====   ======   ====




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                  (IN MILLIONS)


                                                                             ACCUMULATED OTHER COMPREHENSIVE
                                                                                      INCOME (LOSS)
                                                                 -------------------------------------------------------
                                                                     NET
                                                                 UNREALIZED                     FOREIGN        DEFINED
                                        ADDITIONAL               INVESTMENT    OTHER-THAN-      CURRENCY       BENEFIT
                               COMMON     PAID-IN     RETAINED      GAINS       TEMPORARY     TRANSLATION       PLANS       TOTAL
                               STOCK      CAPITAL     EARNINGS    (LOSSES)     IMPAIRMENTS    ADJUSTMENTS    ADJUSTMENT    EQUITY
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2008......................  $     3     $  1,243   $      71   $     (299)  $          --   $       (10)  $          1   $1,009
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1)........................                                 1                           (1)                                   --
Dividends on common stock...                   (87)        (20)                                                              (107)
Change in equity of
  noncontrolling interests..
Comprehensive income:
  Net loss..................                               (52)                                                               (52)
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                            448              (9)                                  439
     Defined benefit plans
       adjustment, net of
       income tax...........                                                                                          (2)      (2)
                                                                                                                           ------
     Other comprehensive
       income...............                                                                                                  437
                                                                                                                           ------
  Comprehensive income......                                                                                                  385
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2009......................       $3       $1,156        $ --        $ 149            $(10)         $(10)           $(1)  $1,287
                              =======   ==========   =========   ==========   =============   ===========   ============   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2008

                                  (IN MILLIONS)


                                                           ACCUMULATED OTHER COMPREHENSIVE
                                                                    INCOME (LOSS)
                                                          ---------------------------------
                                                                                            TOTAL GENERAL
                                                              NET                           AMERICAN LIFE
                                                          UNREALIZED   FOREIGN     DEFINED    INSURANCE   NONCONTROLLING
                                      ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S      INTERESTS
                               COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S  DISCONTINUED    TOTAL
                                STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY      OPERATIONS     EQUITY
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2007......................       $3    $ 1,849  $   969      $ 348       $ 112        $(3)      $ 3,278        $ 1,534  $ 4,812
Equity transaction of
  majority owned
  subsidiary................                 (11)                                                     (11)                    (11)
Dividend of interests in
  subsidiary (Note 2).......                (595)    (723)                                         (1,318)                 (1,318)
Dividends on common stock...                                                                                          34       34
Change in equity of
  noncontrolling interests..                                                                                      (1,409)  (1,409)
Comprehensive loss:
  Net income (loss).........                         (175)                                           (175)            94      (81)
  Other comprehensive loss:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                    (647)                                (647)          (150)    (797)
     Foreign currency
       translation
       adjustments, net of
       income tax...........                                                (122)                    (122)          (107)    (229)
     Defined benefit plans
       adjustment, net of
       income tax...........                                                              4             4              4        8
                                                                                                  -------        -------  -------
     Other comprehensive
       loss.................                                                                         (765)          (253)  (1,018)
                                                                                                  -------        -------  -------
  Comprehensive loss........                                                                         (940)          (159)  (1,099)
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2008......................       $3     $1,243    $  71      $(299)      $ (10)       $ 1       $ 1,009        $    --  $ 1,009
                               ====== ========== ======== ========== =========== ========== ============= ==============  =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                  (IN MILLIONS)


                                                          ACCUMULATED OTHER COMPREHENSIVE
                                                                   INCOME (LOSS)
                                                         ---------------------------------
                                                                                           TOTAL GENERAL     NON-
                                                             NET                           AMERICAN LIFE CONTROLLING
                                                         UNREALIZED   FOREIGN     DEFINED    INSURANCE    INTERESTS
                                     ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S     DISCON-
                              COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S    TINUED    TOTAL
                               STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY     OPERATIONS EQUITY
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2006.....................       $3    $ 1,839   $  775       $369        $ 52        $(4)       $3,034      $1,347 $4,381
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1).......................                           (5)                                             (5)        (11)   (16)
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at January 1,
  2007.....................        3      1,839      770        369          52         (4)        3,029       1,336  4,365
Equity transaction of
  majority owned
  subsidiary...............                  10                                                       10                 10
Dividends on common stock..                                                                                      (34)   (34)
Change in equity of
  noncontrolling
  interests................                                                                                       42     42
Comprehensive income:
  Net income...............                          199                                             199         141    340
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax......                                     (21)                                 (21)         (8)   (29)
     Foreign currency
       translation
       adjustments, net of
       income tax..........                                                  60                       60          56    116
     Defined benefit plans
       adjustment, net of
       income tax..........                                                              1             1           1      2
                                                                                                  ------      ------ ------
     Other comprehensive
       income..............                                                                           40          49     89
                                                                                                  ------      ------ ------
  Comprehensive income.....                                                                          239         190    429
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2007.....................       $3     $1,849     $969       $348        $112        $(3)       $3,278      $1,534 $4,812
                              ====== ========== ======== ========== =========== ========== ============= =========== ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)



                                                            2009      2008      2007
                                                           ------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $  (52)  $   (81)  $   340
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses..............       7         7         7
     Amortization of premiums and accretion of discounts
       associated with investments, net..................     (43)      (32)      (33)
     (Gains) losses from sales of investments and
       businesses, net...................................     250       502       268
     Interest credited to policyholder account balances..     140       248       409
     Interest credited to equity linked notes............     (25)       44        (2)
     Universal life and investment-type product policy
       fees..............................................    (177)     (160)     (188)
     Change in premiums and other receivables............     (58)     (116)     (226)
     Change in deferred policy acquisition costs, net....      25      (262)     (339)
     Change in insurance-related liabilities.............    (109)      294     1,348
     Change in income tax payable........................    (138)      124        65
     Change in other assets..............................      31       (96)      117
     Change in other liabilities.........................      72       163       291
     Other, net..........................................       5       (46)        5
                                                           ------   -------   -------
Net cash (used in) provided by operating activities......     (72)      589     2,062
                                                           ------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................   1,383     3,221     2,974
     Equity securities...................................      20        41        34
     Mortgage loans......................................       6        74        26
     Real estate and real estate joint ventures..........      --        --         1
     Other limited partnership interests.................      13         4         1
  Purchases of:
     Fixed maturity securities...........................    (934)   (3,167)   (4,116)
     Equity securities...................................     (18)      (59)      (12)
     Mortgage loans......................................    (158)       (5)     (129)
     Real estate and real estate joint ventures..........      (2)       (2)       (1)
     Other limited partnership interests.................     (25)      (66)      (19)
  Net change in short-term investments...................     284      (255)      123
  Dividend of subsidiary.................................      --      (270)       --
  Net change in other invested assets....................     (92)     (416)     (976)
  Other, net.............................................     (91)      (24)      (43)
                                                           ------   -------   -------
Net cash provided by (used in) investing activities......  $  386   $  (924)  $(2,137)
                                                           ------   -------   -------




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                            -----   -------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 535   $ 1,379   $1,147
     Withdrawals..........................................   (356)     (714)    (986)
  Net change in payables for collateral under securities
     loaned and other transactions........................   (380)     (632)    (204)
  Net change in short-term debt -- affiliated.............     --       (50)      50
  Long-term debt issued...................................     --        --      297
  Long-term debt repaid...................................     --        (3)     (79)
  Dividends on common stock...............................   (107)       --       --
                                                            -----   -------   ------
Net cash (used in) provided by financing activities.......   (308)      (20)     225
                                                            -----   -------   ------
Change in cash and cash equivalents.......................      6      (355)     150
Cash and cash equivalents, beginning of year..............    152       507      357
                                                            -----   -------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $ 158   $   152   $  507
                                                            =====   =======   ======
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $  --   $   404   $  164
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $  --   $    --   $  404
                                                            =====   =======   ======
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $ 152   $   103   $  193
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $ 158   $   152   $  103
                                                            =====   =======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $   9   $    84   $  129
                                                            =====   =======   ======
     Income tax...........................................  $  73   $   (26)  $  (85)
                                                            =====   =======   ======
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed....................................  $  --   $22,135   $   --
       Less: liabilities disposed.........................     --    20,689       --
                                                            -----   -------   ------
       Net assets disposed................................     --     1,446       --
       Add: cash disposed.................................     --       270       --
       Less: dividend of interests in subsidiary..........     --     1,318       --
                                                            -----   -------   ------
       Loss on dividend of interests in subsidiary........  $  --   $   398   $   --
                                                            =====   =======   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the disposition of a subsidiary.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to "Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2009 presentation. See Note 15 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     securities; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


               the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain real estate joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships and cash held in trust.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company's net investment gains (losses) on foreign operations are related to the operations of Reinsurance Group of America, Incorporated ("RGA"), a former majority owned subsidiary, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $76 million and $74 million at December 31, 2009 and 2008, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $64 million and $60 million at December 31, 2009 and 2008, respectively. Related depreciation and amortization expense was $3 million, $2 million and $3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $28 million and $27 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $23 million and $21 million at December 31, 2009 and 2008, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2009, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2008 and 2007. Goodwill was $35 million at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 48% and 50% of the Company's life insurance in-force, and 74% and 75% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively. Participating policies represented approximately 99% and 100% of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities are 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Funds Withheld

     Funds withheld represent amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments. As a result, the Company records a funds withheld payable within other liabilities. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in other expenses.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. The Company's net investment gains (losses) on foreign operations are related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance. As a result of its implementation, total equity at December 31, 2008 and 2007 increased by $0 and $1,534 million, respectively, representing noncontrolling interests with an offsetting impact to other liabilities and total liabilities, as a result of the elimination of minority interests. Also as a result of the adoption, income from continuing operations increased by $94 million and $141 million for the years ended December 31, 2008 and 2007, respectively, with the corresponding increase in net income attributable to noncontrolling interests for the years ended December 31, 2008 and 2007.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. At January 1, 2008, adopting the guidance on assets and liabilities measured at estimated fair value did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The Company provided all of the material disclosures in Note 5.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no change in the interest liability for unrecognized tax benefits, and an $11 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale, resulting in no corresponding change to the January 1, 2007 balance of retained earnings.

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $5 million, net of income tax of $3 million, which was recorded as a reduction to retained earnings.

     The following new pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  DISPOSITION

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     In September 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. See Note 15 for reclassifications related to discontinued operations.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      -----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------
                                      AMORTIZED          TEMPORARY      OTTI    ESTIMATED    % OF
                                         COST     GAIN      LOSS        LOSS   FAIR VALUE   TOTAL
                                      ---------   ----   ---------      ----   ----------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,209    $117      $ 72         $--     $2,254      35.3%
Foreign corporate securities........       865     128        31          --        962      15.0
Foreign government securities.......       609     211         2          --        818      12.8
CMBS................................       821       9        63          --        767      12.0
RMBS................................       783      29        57          11        744      11.6
U.S. Treasury and agency
  securities........................       466       8        16          --        458       7.2
ABS.................................       359       6        28           4        333       5.2
State and political subdivision
  securities........................        56       2        --          --         58       0.9
                                        ------    ----      ----         ---     ------     -----
  Total fixed maturity
     securities(1),(2)..............    $6,168    $510      $269         $15     $6,394     100.0%
                                        ======    ====      ====         ===     ======     =====
EQUITY SECURITIES:
Common stock........................    $  144    $ --      $ --         $--     $  144      96.0%
Non-redeemable preferred stock(1)...         5       1        --          --          6       4.0
                                        ------    ----      ----         ---     ------     -----
  Total equity securities(3)........    $  149    $  1      $ --         $--     $  150     100.0%
                                        ======    ====      ====         ===     ======     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $2,434    $ 36      $235     $2,235      36.4%
Foreign corporate securities................       900      53       121        832      13.5
Foreign government securities...............       592     196        14        774      12.6
CMBS........................................       876       1       215        662      10.8
RMBS........................................     1,063      19       121        961      15.7
U.S. Treasury and agency securities.........       292      80        --        372       6.1
ABS.........................................       409      --       120        289       4.7
State and political subdivision securities..        16      --         1         15       0.2
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $6,582    $385      $827     $6,140     100.0%
                                                ======    ====      ====     ======     =====
EQUITY SECURITIES:
Common stock................................    $  157    $ --      $ 28     $  129      95.6%
Non-redeemable preferred stock(1)...........         9      --         3          6       4.4
                                                ------    ----      ----     ------     -----
  Total equity securities(3)................    $  166    $ --      $ 31     $  135     100.0%
                                                ======    ====      ====     ======     =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                          DECEMBER 31,
                                                                                    -----------------------
                                  CLASSIFICATION                                       2009         2008
---------------------------------------------------------------------------------   ----------   ----------
CONSOLIDATED BALANCE                                                                 ESTIMATED    ESTIMATED
SHEETS                             SECTOR TABLE              PRIMARY ISSUERS        FAIR VALUE   FAIR VALUE
--------------------        -------------------------   -------------------------   ----------   ----------
                                                                                         (IN MILLIONS)
Equity securities           Non-redeemable preferred    Non-U.S. financial
                            stock                       institutions                    $ 2          $ 3
Equity securities           Non-redeemable preferred    U.S. financial
                            stock                       institutions                    $ 1          $ 3
Fixed maturity securities   Foreign corporate           Non-U.S. financial
                            securities                  institutions                    $38          $33


   (2) The Company held $55 million and $65 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $3 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $740 million and $623 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2009   2008
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Below investment grade or non-rated fixed maturity
  securities(1):
  Estimated fair value......................................  $348   $209
  Net unrealized loss.......................................  $ 41   $ 55
Non-income producing fixed maturity securities(1):
  Estimated fair value......................................  $  3   $  2
  Net unrealized gain.......................................  $  1   $ --
Fixed maturity securities credit enhanced by financial
  guarantor insurers -- by sector -- at estimated fair
  value:
  U.S. corporate securities.................................  $ 25   $ 35
  ABS.......................................................    14     11
  RMBS......................................................     3      4
  State and political subdivision securities................     1      9
                                                              ----   ----
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.........................  $ 43   $ 59
                                                              ====   ====
Ratings of the financial guarantor insurers providing the
  credit enhancement:
  Portion rated Aa/AA.......................................     7%     3%
                                                              ====   ====
  Portion rated Baa/BBB.....................................    58%    92%
                                                              ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities of the Canadian federal and provincial governments. The Company's holdings in U.S. Treasury and agency securities and Canadian federal and provincial government securities at estimated fair value were $458 million and $372 million; and $540 million and $634 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Corporate fixed maturity securities -- by
  industry type:
  Foreign(1)................................    $  962      29.9%    $  832      27.1%
  Industrial................................       574      17.8        527      17.2
  Utility...................................       528      16.4        514      16.8
  Consumer..................................       433      13.5        421      13.7
  Finance...................................       402      12.5        441      14.4
  Communications............................       151       4.7        140       4.6
  Other.....................................       166       5.2        192       6.2
                                                ------     -----     ------     -----
     Total..................................    $3,216     100.0%    $3,067     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                              DECEMBER 31,
                                            ------------------------------------------------
                                                      2009                     2008
                                            -----------------------  -----------------------
                                             ESTIMATED   % OF TOTAL   ESTIMATED   % OF TOTAL
                                            FAIR VALUE  INVESTMENTS  FAIR VALUE  INVESTMENTS
                                            ----------  -----------  ----------  -----------
                                                              (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer.....     $ 68         0.7%        $ 76         0.9%
  Holdings in ten issuers with the largest
     exposures............................     $452         5.0%        $442         4.9%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $767 million and $662 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $13 million and $10 million at December 31, 2009 and 2008, respectively.

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2003 & Prior..............................   $    340     44.3%   $    324     48.9%
  2004......................................        249     32.5         199     30.1
  2005......................................        135     17.6         107     16.2
  2006......................................         43      5.6          32      4.8
                                              ----------   -----   ----------   -----
     Total..................................       $767    100.0%       $662    100.0%
                                              ==========   =====   ==========   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN MILLIONS)
Net unrealized loss.............................    $54             $214
Rated Aaa/AAA...................................             80%              87%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By security type:
  Collateralized mortgage obligations.......   $    666     89.5%   $    796     82.8%
  Pass-through securities...................         78     10.5         165     17.2
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
By risk profile:
  Agency....................................       $503     67.6%       $621     64.6%
  Alternative residential mortgage loans....        129     17.3         118     12.3
  Prime.....................................        112     15.1         222     23.1
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $528     71.0%       $843     87.7%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $636     85.5%       $914     95.1%
                                              ==========   =====   ==========   =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AAA rating to 71.0% at December 31, 2009 as compared to 87.7% at December 31, 2008 and a decrease in RMBS with a rating of NAIC 1 to 85.5% at December 31, 2009 as compared to 95.1% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2004 & Prior..............................   $      --      --%   $      10     8.5%
  2005......................................          32    24.8           32    27.1
  2006......................................          54    41.9           47    39.8
  2007......................................          43    33.3           29    24.6
  2008......................................          --      --           --      --
  2009......................................          --      --           --      --
                                              ----------   -----   ----------   -----
     Total..................................        $129   100.0%        $118   100.0%
                                              ==========   =====   ==========   =====




                                                           DECEMBER 31,
                                                 -------------------------------
                                                      2009             2008
                                                 --------------   --------------
                                                           % OF             % OF
                                                 AMOUNT   TOTAL   AMOUNT   TOTAL
                                                 ------   -----   ------   -----
                                                          (IN MILLIONS)
Net unrealized loss............................    $38              $58
Rated Aa/AA or better(1).......................            40.1%            61.2%
Rated NAIC 1(2)................................            40.1%            72.6%
Fixed rate.....................................            96.3%            99.0%
Hybrid ARM.....................................             3.7              1.0
                                                          -----            -----
  Total Alt-A RMBS.............................           100.0%           100.0%
                                                          =====            =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $333 million and $289 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By collateral type:
  Credit card loans.........................   $    206     61.9%   $    163     56.4%
  RMBS backed by sub-prime mortgage loans...         25      7.5          18      6.2
  Student loans.............................         21      6.3          28      9.7
  Automobile loans..........................         10      3.0          18      6.2
  Other loans...............................         71     21.3          62     21.5
                                              ----------   -----   ----------   -----
     Total..................................       $333    100.0%       $289    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $197     59.2%       $203     70.2%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $272     81.7%       $248     85.8%
                                              ==========   =====   ==========   =====
RMBS backed by sub-prime mortgage
  loans -- portion credit enhanced by
  financial guarantor insurers..............                46.7%                50.3%
  Of the 46.7% and 50.3% credit enhanced,
     the financial guarantor insurers were
     rated as follows:
     By financial guarantor insurers rated
       Aa/AA................................                24.7%                23.1%
     By financial guarantor insurers rated
       Baa/BBB..............................                47.5%                76.9%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company. Non-agency RMBS backed by sub-prime mortgage loans held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity, except for the RGA shares retained. The Company's holdings in RGA at estimated fair value were $143 million and $128 million, or 11% and 13% of the Company's stockholder's equity at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                    2009                      2008
                                          -----------------------   -----------------------
                                           AMORTIZED    ESTIMATED    AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE      COST      FAIR VALUE
                                          ----------   ----------   ----------   ----------
                                                            (IN MILLIONS)
Due in one year or less.................  $      121   $      124   $      132   $      131
Due after one year through five years...         640          709          823          808
Due after five years through ten years..       1,009        1,102        1,050        1,010
Due after ten years.....................       2,435        2,615        2,229        2,279
                                          ----------   ----------   ----------   ----------
  Subtotal..............................       4,205        4,550        4,234        4,228
RMBS, CMBS and ABS......................       1,963        1,844        2,348        1,912
                                          ----------   ----------   ----------   ----------
  Total fixed maturity securities.......      $6,168       $6,394       $6,582       $6,140
                                          ==========   ==========   ==========   ==========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2009      2008      2007
                                                      ----     -----     -----
                                                            (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired..........................................  $241     $(442)    $ 894
Fixed maturity securities with noncredit OTTI losses
  in other comprehensive loss.......................   (15)       --        --
                                                      ----     -----     -----
  Total fixed maturity securities...................   226      (442)      894
Equity securities...................................     1       (31)      (19)
Derivatives.........................................    (2)       (3)       (3)
Short-term investments..............................   (10)      (45)       --
Other...............................................    --        --       (28)
                                                      ----     -----     -----
  Subtotal..........................................   215      (521)      844
                                                      ----     -----     -----
Amounts allocated from DAC and VOBA.................    (3)       60       (97)
Deferred income tax benefit (expense) on which
  noncredit OTTI losses have been recognized........     5        --        --
Deferred income tax benefit (expense)...............   (78)      162      (249)
                                                      ----     -----     -----
  Subtotal..........................................   (76)      222      (346)
                                                      ----     -----     -----
Net unrealized investment gains (losses)............   139      (299)      498
Net unrealized investment gains (losses)
  attributable to noncontrolling interests..........    --        --      (150)
                                                      ----     -----     -----
Net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company...........................................  $139     $(299)    $ 348
                                                      ====     =====     =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $15 million includes $1 million related to the transition adjustment, $12 million of noncredit losses recognized in the year ended December 31, 2009, and $2 million of subsequent decreases in estimated fair value during the year ended December 31, 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2009       2008      2007
                                                     -----     -------     ----
                                                            (IN MILLIONS)
Balance, beginning of period.......................  $(299)    $   348     $369
Cumulative effect of change in accounting
  principle, net of income tax.....................     (1)         --       --
Fixed maturity securities on which noncredit OTTI
  losses have been recognized......................    (14)         --       --
Unrealized investment gains (losses) during the
  year.............................................    751      (1,471)      10
Unrealized investment losses of subsidiary at the
  date of dividend of interests....................     --         106       --
Unrealized investment gains (losses) relating to:
  DAC and VOBA.....................................    (63)        175      (70)
  DAC and VOBA of subsidiary at date of dividend of
     interests.....................................     --         (18)      --
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized....      5          --       --
  Deferred income tax benefit (expense)............   (240)        457       31
  Deferred income tax benefit (expense) of
     subsidiary at date of dividend of interests...     --         (46)      --
                                                     -----     -------     ----
Net unrealized investment gains (losses)...........    139        (449)     340
Net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Balance, end of period.............................  $ 139     $  (299)    $348
                                                     =====     =======     ====
Change in net unrealized investment gains
  (losses).........................................  $ 438     $  (797)    $(29)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Change in net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company..........................................  $ 438     $  (647)    $(21)
                                                     =====     =======     ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                     DECEMBER 31, 2009
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $   308     $     16       $  400     $      56      $  708     $      72
Foreign corporate securities..........         85            1          128            30         213            31
Foreign government securities.........         59            1           19             1          78             2
CMBS..................................         92            1          277            62         369            63
RMBS..................................         31            4          215            64         246            68
U.S. Treasury and agency securities...        305           16           --            --         305            16
ABS...................................          3           --          215            32         218            32
State and political subdivision
  securities..........................          9           --            1            --          10            --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....       $892          $39      $ 1,255          $245     $ 2,147          $284
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES:
Non-redeemable preferred stock........       $ --          $--       $    2          $ --      $    2          $ --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total equity securities.............       $ --          $--       $    2          $ --      $    2          $ --
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        164                       268
                                          =======                   =======




                                                                     DECEMBER 31, 2008
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............     $  797     $      94      $  612      $   141       $1,409      $   235
Foreign corporate securities..........        353            62         144           59          497          121
Foreign government securities.........         94             9          44            5          138           14
CMBS..................................        319            55         328          160          647          215
RMBS..................................        276            65         107           56          383          121
ABS...................................        157            30         124           90          281          120
State and political subdivision
  securities..........................         14             1           1           --           15            1
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....    $ 2,010          $316     $ 1,360         $511      $ 3,370         $827
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES.....................     $  131          $ 30      $   --         $  1       $  131         $ 31
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        462                       347
                                          =======                   =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2009
                                           ------------------------------------------------------------
                                            COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  801     $ 46       $ 25      $ 14       151        12
Six months or greater but less than nine
  months.................................        25       --          4        --         2         1
Nine months or greater but less than
  twelve months..........................        79       70          4        21         6         6
Twelve months or greater.................     1,010      400         79       137       180        74
                                             ------     ----       ----      ----
  Total..................................    $1,915     $516       $112      $172
                                             ======     ====       ====      ====
Percentage of cost or amortized cost.....                             6%       33%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months.....................    $   --     $ --       $ --      $ --        --        --
Six months or greater but less than nine
  months.................................        --       --         --        --        --        --
Nine months or greater but less than
  twelve months..........................        --       --         --        --        --        --
Twelve months or greater.................         2       --         --        --         1        --
                                             ------     ----       ----      ----
  Total..................................    $    2     $ --       $ --      $ --
                                             ======     ====       ====      ====
Percentage of cost.......................                            --%       --%
                                                                   ====      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2008
                                          -------------------------------------------------------------
                                           COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                          -------------------   ------------------   ------------------
                                          LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%        MORE       20%       MORE       20%       MORE
                                          ---------    ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................    $  872     $1,285      $ 59      $457       216        234
Six months or greater but less than nine
  months................................       485         59        48        31        93         15
Nine months or greater but less than
  twelve months.........................       400         98        48        56        58         22
Twelve months or greater................       966         32       110        18       166          9
                                            ------     ------      ----      ----
  Total.................................    $2,723     $1,474      $265      $562
                                            ======     ======      ====      ====
Percentage of cost or amortized cost....                             10%       38%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months....................    $  156     $    2      $ 28      $  2         1          1
Six months or greater but less than nine
  months................................        --         --        --        --        --         --
Nine months or greater but less than
  twelve months.........................         2          2        --         1         1          1
Twelve months or greater................        --         --        --        --        --         --
                                            ------     ------      ----      ----
  Total.................................    $  158     $    4      $ 28      $  3
                                            ======     ======      ====      ====
Percentage of cost......................                             18%       75%
                                                                   ====      ====



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009, of $284 million and $858 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2009    2008
                                                               ----    ----
SECTOR:
  U.S. corporate securities..................................    25%     27%
  RMBS.......................................................    24      14
  CMBS.......................................................    22      25
  ABS........................................................    11      14
  Foreign corporate securities...............................    11      14
  U.S. Treasury and agency securities........................     6      --
  Other......................................................     1       6
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    46%     39%
  Finance....................................................    21      19
  Asset-backed...............................................    11      14
  U.S. Treasury and agency securities........................     6      --
  Utility....................................................     4      10
  Consumer...................................................     1       6
  Communications.............................................     1       2
  Industrial.................................................     1       2
  Other......................................................     9       8
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company held no fixed maturity securities or equity securities, with a gross unrealized loss at December 31, 2009 of greater than $10 million. The Company held five fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These five fixed maturity securities represented 8% or $65 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security, represented by the RGA shares retained, is 90% or $28 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $93 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration, and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2009   2008    2007
                                                        -----   ----   -----
                                                            (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..........................  $ (37)  $(75)  $  (1)
Less: Noncredit portion of OTTI losses transferred to
  and recognized in other comprehensive loss..........     12     --      --
                                                        -----   ----   -----
  Net OTTI losses on fixed maturity securities
     recognized in earnings...........................    (25)   (75)     (1)
  Fixed maturity securities -- net gains (losses) on
     sales and disposals..............................     (8)   (12)     (5)
                                                        -----   ----   -----
       Total losses on fixed maturity securities......    (33)   (87)     (6)
                                                        -----   ----   -----
Other net investment gains (losses):
     Equity securities................................    (15)    (2)     --
     Mortgage loans...................................     (2)    --      (2)
     Real estate and real estate joint ventures.......     --     --       1
     Freestanding derivatives.........................   (154)   215    (103)
     Embedded derivatives.............................    (35)    --      --
     Other............................................    (11)    11      19
                                                        -----   ----   -----
       Total net investment gains (losses)............  $(250)  $137   $ (91)
                                                        =====   ====   =====



     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                      FIXED MATURITY
                                        SECURITIES          EQUITY SECURITIES            TOTAL
                                  ----------------------   ------------------   ----------------------
                                                        YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                  2009    2008     2007    2009   2008   2007   2009    2008     2007
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
                                                              (IN MILLIONS)
Proceeds........................  $840   $1,594   $1,029   $ 19   $ --   $ --   $859   $1,594   $1,029
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======
Gross investment gains..........  $ 28   $   16   $    9   $  1    $--    $--   $ 29   $   16   $    9
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Gross investment losses.........   (36)     (28)     (14)    (1)    --     --    (37)     (28)     (14)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Total OTTI losses recognized in
  earnings:
  Credit-related................   (21)     (69)      (1)    --     --     --    (21)     (69)      (1)
  Other(1)......................    (4)      (6)      --    (15)    (2)    --    (19)      (8)      --
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
  Total OTTI losses recognized
     in earnings................   (25)     (75)      (1)   (15)    (2)    --    (40)     (77)      (1)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Net investment gains (losses)...  $(33)  $  (87)  $   (6)  $(15)   $(2)   $--   $(48)  $  (89)  $   (6)
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance.............................................   $15       $63       $--
  Communications......................................     2         5        --
  Industrial..........................................     1        --         1
  Other...............................................    --         5        --
                                                         ---       ---       ---
     Total U.S. and foreign corporate securities......    18        73         1
ABS...................................................     4         2        --
RMBS..................................................     2        --        --
CMBS..................................................     1        --        --
                                                         ---       ---       ---
  Total...............................................   $25       $75       $ 1
                                                         ===       ===       ===



     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Sector:
  Common stock........................................   $14       $--       $--
  Non-redeemable preferred stock......................     1         2        --
                                                         ---       ---       ---
     Total............................................   $15       $ 2       $--
                                                         ===       ===       ===
Industry:
Financial services industry:
  Perpetual hybrid securities.........................   $ 1       $--       $--
  Common and remaining non-redeemable preferred
     stock............................................    --         2        --
                                                         ---       ---       ---
     Total financial services industry................     1         2        --
Other.................................................    14        --        --
                                                         ---       ---       ---
  Total...............................................   $15       $ 2       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2009
                                                            -----------------
                                                              (IN MILLIONS)
Balance, beginning of period..............................         $--
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................           2
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................           2
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................          --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................          --
                                                                   ---
Balance, end of period....................................         $ 4
                                                                   ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2009     2008     2007
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Fixed maturity securities............................  $395     $385     $459
Equity securities....................................     2        1        1
Mortgage loans.......................................    14       14       15
Policy loans.........................................   110      106      101
Real estate and real estate joint ventures...........     7       11       11
Other limited partnership interests..................     5       (4)      (4)
Cash, cash equivalents and short-term investments....     3       10       19
Other................................................    (5)      --        1
                                                       ----     ----     ----
  Total investment income............................   531      523      603
Less: Investment expenses............................    20       49       92
                                                       ----     ----     ----
  Net investment income..............................  $511     $474     $511
                                                       ====     ====     ====



     Affiliated administrative service charges, included in investment expenses, included in the table above, were $7 million, $6 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Securities on loan:
  Cost or amortized cost..................................  $387        $679
  Estimated fair value....................................  $386        $737
Aging of cash collateral liability:
  Open(1).................................................  $ 32        $113
  Less than thirty days...................................   281         517
  Thirty days or greater but less than sixty days.........    87         112
                                                            ----        ----
  Total cash collateral liability.........................  $400        $742
                                                            ====        ====
Security collateral on deposit from counterparties........  $ --        $ 25
                                                            ====        ====
Reinvestment portfolio -- estimated fair value............  $365        $585
                                                            ====        ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $30 million from $108 million at December 31, 2008. Of the $30 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $27 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan related to the cash collateral, was primarily U.S. Treasury and agency securities. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                              DECEMBER 31,
                                                          --------------------
                                                           2009          2008
                                                          ------        ------
                                                              (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies(1)................................  $1,159        $1,060
Invested assets pledged as collateral:
  Derivative transactions(2)............................       1             3
                                                          ------        ------
  Total invested assets on deposit and pledged as
     collateral.........................................  $1,160        $1,063
                                                          ======        ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans..............    $331         89.0%      $177         80.8%
  Agricultural mortgage loans............      41         11.0         42         19.2
                                             ----        -----       ----        -----
     Total mortgage loans................     372        100.0%       219        100.0%
                                                         =====                   =====
Less: Valuation allowances...............       3                      --
                                             ----                    ----
     Total mortgage loans, net...........    $369                    $219
                                             ====                    ====



     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 29%, 25%, and 8% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding valuation allowances on mortgage loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance, January 1,...................................   $--       $ 2       $--
Additions.............................................     3        --         2
Deductions............................................    --        (2)       --
                                                         ---       ---       ---
Balance, December 31,.................................   $ 3       $--       $ 2
                                                         ===       ===       ===



     Impaired mortgage loans consisted of the following:

                                                               DECEMBER 31,
                                                             ----------------
                                                             2009        2008
                                                             ----        ----
                                                               (IN MILLIONS)
Impaired loans with valuation allowances...................   $--         $--
Impaired loans without valuation allowances................     6          --
                                                              ---         ---
  Subtotal.................................................     6          --
Less: Valuation allowances on impaired loans...............    --          --
                                                              ---         ---
Impaired loans, net........................................   $ 6         $--
                                                              ===         ===



     The Company had no restructured loans and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired loans and loans 90 days or more past due is as follows:

                                                            AS OF AND FOR THE
                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2009   2008   2007
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Impaired loans -- average investment during the period...   $ 1    $ 2    $ 6
Impaired loans -- interest income recognized -- accrual
  basis..................................................   $--    $--    $--
Impaired loans -- interest income recognized -- cash
  basis..................................................   $--    $--    $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost.............................   $ 8    $--    $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost.............................   $--    $--    $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Real estate...............................................  $ 71        $ 69
Accumulated depreciation..................................   (19)        (17)
                                                            ----        ----
  Net real estate.........................................    52          52
Real estate joint ventures and funds......................     2           3
                                                            ----        ----
  Total real estate holdings..............................  $ 54        $ 55
                                                            ====        ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, all of the Company's wholly-owned real estate holdings were located in California.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Office...................................  $     37         68.5%  $     37         67.3%
Industrial...............................        15         27.8         15         27.3
Real estate investment funds.............         2          3.7          3          5.4
                                           --------        -----   --------        -----
  Total real estate holdings.............       $54        100.0%       $55        100.0%
                                           ========        =====   ========        =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $96 million and $81 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $29 million and $34 million at December 31, 2009 and 2008, respectively, of investments in hedge funds.

     There were no impairments of other limited partnership interests for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Freestanding derivatives with positive
  fair values............................   $    44         81.5%   $   113         89.7%
Tax credit partnerships..................         7         13.0         10          7.9
Cash held in trust.......................         3          5.5          3          2.4
                                            -------        -----    -------        -----
  Total..................................       $54        100.0%      $126        100.0%
                                            =======        =====    =======        =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                             DECEMBER 31,
                                            ---------------------------------------------
                                                     2009                    2008
                                            ---------------------   ---------------------
                                                         MAXIMUM                 MAXIMUM
                                            CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                             AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                            --------   ----------   --------   ----------
                                                            (IN MILLIONS)
Other limited partnership interests.......   $    47    $     51    $     38    $     38
Fixed maturity securities available-for-
  sale:
  U.S. corporate securities...............        18          18          16          16
  Foreign corporate securities............        12          12          14          14
Other invested assets.....................         3           3           3           3
                                            --------   ----------   --------   ----------
  Total...................................       $80         $84         $71         $71
                                            ========   ==========   ========   ==========



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $219 million and $514 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $3 million, $9 million and $15 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..........................................   $13       $--       $19
Amortized cost of invested assets transferred to
  affiliates..........................................   $16       $--       $19
Net investment gains (losses) recognized on transfers
  of invested assets to affiliates....................   $(3)      $--       $--
Estimated fair value of invested assets transferred
  from affiliates.....................................   $25       $--       $10


     During the year ended December 31, 2009, the Company loaned $80 million to an affiliate, a wholly-owned real estate subsidiary of MLIC, which is included in mortgage loans. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan to affiliate is secured by an interest in the real estate subsidiary, which owns operating real estate with a value in excess of the loan.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2009                              2008
                                                      -------------------------------   -------------------------------
                                                                       ESTIMATED                         ESTIMATED
                                                                     FAIR VALUE(1)                     FAIR VALUE(1)
PRIMARY UNDERLYING                                    NOTIONAL   --------------------   NOTIONAL   --------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------   ------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                                (IN MILLIONS)
Interest rate        Interest rate swaps...........    $  187      $42        $--        $  220     $ 81        $--
                     Interest rate futures.........        89       --         --           135       --          2
Foreign currency     Foreign currency swaps........        37        1          3            31        5          1
                     Foreign currency forwards.....       707       --          3           595       22         --
Credit               Credit default swaps..........       174        1          4           164        5          1
                                                       ------      ---        ---        ------     ----        ---
                     Total.........................    $1,194      $44        $10        $1,145     $113        $ 4
                                                       ======      ===        ===        ======     ====        ===



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                              REMAINING LIFE
                                    ------------------------------------------------------------------
                                                AFTER ONE YEAR   AFTER FIVE YEARS
                                     ONE YEAR       THROUGH           THROUGH         AFTER
                                     OR LESS      FIVE YEARS         TEN YEARS      TEN YEARS    TOTAL
                                    ---------   --------------   ----------------   ---------   ------
                                                               (IN MILLIONS)
Interest rate swaps...............  $      17   $           22     $          15     $    133   $  187
Interest rate futures.............         89               --                --           --       89
Foreign currency swaps............         --               22                11            4       37
Foreign currency forwards.........        707               --                --           --      707
Credit default swaps..............         --              153                21           --      174
                                    ---------   --------------   ----------------   ---------   ------
  Total...........................       $813             $197               $47         $137   $1,194
                                    =========   ==============   ================   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow, net investment in foreign operations, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                           -----------------------------------------------------------------
                                                         2009                              2008
                                           -------------------------------   -------------------------------
                                                            ESTIMATED                         ESTIMATED
                                                           FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING          NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
-----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Cash Flow Hedges:
Foreign currency swaps...................     $4        $--        $--          $--       $--        $--


     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                     DECEMBER 31,
                                          -----------------------------------------------------------------
                                                        2009                              2008
                                          -------------------------------   -------------------------------
                                                           ESTIMATED                         ESTIMATED
                                                          FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT         NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps.....................   $  187      $42        $--        $  220     $ 81        $--
Interest rate futures...................       89       --         --           135       --          2
Foreign currency swaps..................       33        1          3            31        5          1
Foreign currency forwards...............      707       --          3           595       22         --
Credit default swaps....................      174        1          4           164        5          1
                                           ------      ---        ---        ------     ----        ---
  Total non-designated or non-qualifying
     derivatives........................   $1,190      $44        $10        $1,145     $113        $ 4
                                           ======      ===        ===        ======     ====        ===



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $11 million, $8 million, and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008, and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2009, 2008, and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss), balance at January
  1,..................................................   $(1)      $(2)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................    --         1        --
Amounts reclassified to net investment gains
  (losses)............................................    --        --        --
                                                         ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.................................................   $(1)      $(1)      $(2)
                                                         ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                          AMOUNT AND LOCATION OF
                                                                              GAINS (LOSSES)
                                                    AMOUNT OF GAINS         RECLASSIFIED FROM
                                                   (LOSSES) DEFERRED        ACCUMULATED OTHER
                                                     IN ACCUMULATED        COMPREHENSIVE INCOME
                                                  OTHER COMPREHENSIVE   (LOSS) INTO INCOME (LOSS)
                                                    INCOME (LOSS) ON          NET INVESTMENT
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS        DERIVATIVES             GAINS (LOSSES)
----------------------------------------------    -------------------   -------------------------
                                                                   (IN MILLIONS)
For the Year Ended December 31, 2009:
  Foreign currency swaps........................          $--                      $--
For the Year Ended December 31, 2008:
  Foreign currency swaps........................          $ 1                      $--
For the Year Ended December 31, 2007:
  Interest rate swaps...........................          $--                      $--
  Foreign currency swaps........................           --                       --
                                                          ---                      ---
     Total......................................          $--                      $--
                                                          ===                      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign currency swaps to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these swaps based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2009, 2008 and 2007.

     The Company did not record any gains (losses) on foreign currency contracts for the year ended December 31, 2009. The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008 and 2007 include gains (losses) of $5 million and ($5) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. There was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) at December 31, 2009 and 2008 related to these hedges. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations. During the years ended December 31, 2009, 2008, and 2007, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive loss into earnings.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                     NET
                                                                 INVESTMENT
                                                               GAINS (LOSSES)
                                                               --------------
                                                                (IN MILLIONS)
For the Year Ended December 31, 2009:
Interest rate swaps..........................................   $        (39)
Interest rate futures........................................            (10)
Foreign currency swaps.......................................             (7)
Foreign currency forwards....................................           (103)
Credit default swaps.........................................             (6)
                                                               --------------
Total........................................................          $(165)
                                                               ==============
For the Year Ended December 31, 2008.........................          $ 207
                                                               ==============
For the Year Ended December 31, 2007.........................          $(105)
                                                               ==============



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $73 million and $74 million at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $1 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                ------------------------------------------------------------------------------------------------
                                                      2009                                             2008
                                -----------------------------------------------  -----------------------------------------------
                                                    MAXIMUM                                          MAXIMUM
                                                    AMOUNT                                           AMOUNT
                                  ESTIMATED        OF FUTURE                       ESTIMATED        OF FUTURE
RATING AGENCY DESIGNATION OF      FAIR VALUE       PAYMENTS         WEIGHTED       FAIR VALUE       PAYMENTS         WEIGHTED
REFERENCED                        OF CREDIT      UNDER CREDIT     AVERAGE YEARS    OF CREDIT      UNDER CREDIT     AVERAGE YEARS
CREDIT OBLIGATIONS(1)           DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)  DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)
----------------------------    -------------  ----------------  --------------  -------------  ----------------  --------------
                                                                          (IN MILLIONS)
AAA/AA/A
  Single name credit default
     swaps (corporate)........       $--              $ 7              4.0            $--              $ 7              5.0
  Credit default swaps
     referencing indices......         1               66              3.0             (1)              67              4.0
                                     ---              ---                             ---              ---

       Subtotal...............         1               73              3.1             (1)              74              4.1
                                     ---              ---                             ---              ---

BAA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

BA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

B
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

CAA AND LOWER
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

IN OR NEAR DEFAULT
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

Total.........................       $ 1              $73              3.1            $(1)             $74              4.1
                                     ===              ===                             ===              ===


--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the Company's rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $26 million and $64 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

 ESTIMATED FAIR VALUE(1)
    OF DERIVATIVES IN      ESTIMATED FAIR VALUE OF
  NET LIABILITY POSITION     COLLATERAL PROVIDED                         FAIR VALUE OF INCREMENTAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                          COLLATERAL PROVIDED UPON:
 -----------------------   -----------------------   ----------------------------------------------------------------
                                                                                  DOWNGRADE IN THE COMPANY'S CREDIT
                                                            ONE NOTCH           RATING TO A LEVEL THAT TRIGGERS FULL
                                FIXED MATURITY           DOWNGRADE IN THE          OVERNIGHT COLLATERALIZATION OR
                                SECURITIES(2)        COMPANY'S CREDIT RATING   TERMINATION OF THE DERIVATIVE POSITION
                           -----------------------   -----------------------   --------------------------------------
                                                                  (IN MILLIONS)
            $6                       $--                       $--                               $6


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $9 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $9 million. This amount does not consider gross derivative assets of $3 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $1 million and $3 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts are funds withheld on ceded reinsurance.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2009   2008
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within liability host contracts:
Funds withheld on ceded reinsurance..........................   $35    $--


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................  $(35)      $--       $--


5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2009                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,394      $6,394
Equity securities......................................              $  150      $  150
Mortgage loans, net....................................              $  369      $  359
Policy loans...........................................              $1,781      $2,015
Short-term investments.................................              $  219      $  219
Other invested assets:(1)
Derivative assets(2)...................................    $292      $   44      $   44
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  158      $  158
Accrued investment income..............................              $   96      $   96
Premiums and other receivables(1)......................              $  183      $  176
Separate account assets................................              $1,415      $1,415
LIABILITIES:
Policyholder account balances(1).......................              $1,037      $  991
Payables for collateral under securities loaned and
  other transactions...................................              $  426      $  426
Long-term debt.........................................              $  101      $  117
Other liabilities:(1)
Derivative liabilities(2)..............................    $902      $   10      $   10
Other..................................................              $    5      $    5
Separate account liabilities(1)........................              $  148      $  148
Net embedded derivatives within liability host
  contracts(3).........................................              $   35      $   35
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  1      $   --      $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,140      $6,140
Equity securities......................................              $  135      $  135
Mortgage loans, net....................................              $  219      $  213
Policy loans...........................................              $1,691      $2,088
Other limited partnership interests(1).................              $    2      $    2
Short-term investments.................................              $  514      $  514
Other invested assets:(1)
Derivative assets(2)...................................    $910      $  113      $  113
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  152      $  152
Accrued investment income..............................              $   99      $   99
Premiums and other receivables(1)......................              $  153      $  121
Separate account assets................................              $1,484      $1,484
LIABILITIES:
Policyholder account balances(1).......................              $1,016      $  843
Payables for collateral under securities loaned and
  other transactions...................................              $  806      $  806
Long-term debt.........................................              $  101      $   74
Other liabilities:(1)
Derivative liabilities(2)..............................    $235      $    4      $    4
Other..................................................              $    9      $    9
Separate account liabilities(1)........................              $  189      $  189
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  6      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

   (4) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, cash held in trust and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled and fees and general operating receivables.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of $587 million in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Long-term Debt -- The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of funds withheld related to certain ceded reinsurance; embedded derivatives within these funds withheld related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due on cash collateral held in relation to securities lending; interest payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Liability Host Contracts" which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due on cash collateral held in relation to securities lending; and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Liability Host Contracts -- Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                             DECEMBER 31, 2009
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,060     $       194   $       2,254
  Foreign corporate securities...                 --                 900              62             962
  Foreign government securities..                 --                 760              58             818
  CMBS...........................                 --                 752              15             767
  RMBS...........................                 --                 744              --             744
  U.S. Treasury and agency
     securities..................                177                 281              --             458
  ABS............................                 --                 258              75             333
  State and political subdivision
     securities..................                 --                  55               3              58
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                177               5,810             407           6,394
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                143                  --               1             144
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                143                   1               6             150
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 219              --             219
Derivative assets(1).............                 --                  43               1              44
Separate account assets(2).......                125               1,210              80           1,415
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $445              $7,283            $494          $8,222
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $ --              $   10            $ --          $   10
Net embedded derivatives within
  liability host contracts(3)....                 --                  --              35              35
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   10            $ 35          $   45
                                   ==================   =================   ============   =============


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,070     $       165   $       2,235
  Foreign corporate securities...                 --                 782              50             832
  Foreign government securities..                 --                 679              95             774
  CMBS...........................                 --                 648              14             662
  RMBS...........................                 --                 959               2             961
  U.S. Treasury and agency
     securities..................                289                  83              --             372
  ABS............................                 --                 225              64             289
  State and political subdivision
     securities..................                 --                  15              --              15
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                289               5,461             390           6,140
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                 --                 128               1             129
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                 --                 129               6             135
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 514              --             514
Derivative assets(1).............                 --                 113              --             113
Separate account assets(2).......                660                 729              95           1,484
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $949              $6,946            $491          $8,386
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $  2              $    1            $  1          $    4
                                   ==================   =================   ============   =============



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and exchange-traded common stock. As it relates to derivatives, this level includes interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable; including foreign currency forwards, foreign currency swaps, interest rate swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS foreign government securities and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives, this category includes credit default swaps having unobservable credit correlations. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans. Embedded derivatives classified within this level include embedded derivatives related to funds withheld on ceded reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)(1)
                     -----------------------------------------------------------------------------------------------
                                                           TOTAL REALIZED/
                                                             UNREALIZED
                                                           GAINS (LOSSES)
                                                            INCLUDED IN:
                                                          ----------------
                                                                    OTHER
                                                                   COMPRE-   PURCHASES,
                       BALANCE,                                    HENSIVE     SALES,      TRANSFER IN
                     DECEMBER 31,  IMPACT OF    BALANCE,  EARNINGS  INCOME  ISSUANCES AND   AND/OR OUT    BALANCE,
                         2007     ADOPTION(2)  JANUARY 1,  (3, 4)   (LOSS) SETTLEMENTS(5) OF LEVEL 3(6) DECEMBER 31,
                     ------------ ----------- ----------- -------- ------- -------------- ------------- ------------
                                                    (IN MILLIONS)

FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities.....                          $       165   $(23)    $ 37       $(15)          $ 30         $194
  Foreign corporate
     securities.....                                   50     (4)      20         (4)            --           62
  Foreign government
     securities.....                                   95      2        1          8            (48)          58
  CMBS..............                                   14     --        9          2            (10)          15
  RMBS..............                                    2     --       --         (2)            --           --
  ABS...............                                   64     (2)      27         (9)            (5)          75
  State and
     political
     subdivision
     securities.....                                   --     --       --          3             --            3
                                              -----------   ----     ----       ----           ----         ----
     Total fixed
       maturity
       securities...                                 $390   $(27)    $ 94       $(17)          $(33)        $407
                                              ===========   ====     ====       ====           ====         ====
Equity securities:
  Common stock......                                 $  1   $ --     $ --       $ --           $ --         $  1
  Non-redeemable
     preferred
     stock..........                                    5     (1)       2         (1)            --            5
                                              -----------   ----     ----       ----           ----         ----
     Total equity
       securities...                                 $  6   $ (1)    $  2       $ (1)          $ --         $  6
                                              ===========   ====     ====       ====           ====         ====
Net derivatives(7)..                                 $ (1)  $  2     $ --       $ --           $ --         $  1
Separate account
  assets(8).........                                 $ 95   $(14)    $ --       $  3           $ (4)        $ 80
Embedded derivative
  liabilities.......                                 $ --   $(35)    $ --       $ --           $ --         $(35)
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
Fixed maturity
  securities........     $612         $--            $612   $(56)    $(97)      $(62)          $ (7)        $390
Equity securities...     $ 12         $--            $ 12   $ (1)    $ (1)      $ (4)          $ --         $  6
Net derivatives(7)..     $ --         $--            $ --   $ --     $ --       $ (1)          $ --         $ (1)
Separate account
  assets(8).........     $124         $--            $124   $(25)    $ --       $ (1)          $ (3)        $ 95


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. There was no material impact of adoption on Level 3 assets and liabilities.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                             --------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                             --------------------------------------------
                                                 NET               NET
                                             INVESTMENT        INVESTMENT
                                               INCOME        GAINS (LOSSES)        TOTAL
                                             ----------      --------------      --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities..................  $        3        $       (26)      $    (23)
Foreign corporate securities...............          --                 (4)            (4)
Foreign government securities..............           2                 --              2
ABS........................................          --                 (2)            (2)
                                             ----------      --------------      --------
  Total fixed maturity securities..........         $ 5               $(32)          $(27)
                                             ==========      ==============      ========
Equity securities:
Non-redeemable preferred stock.............         $--               $ (1)          $ (1)
                                             ----------      --------------      --------
  Total equity securities..................         $--               $ (1)          $ (1)
                                             ==========      ==============      ========
Net derivatives............................         $--               $  2           $  2
Net embedded derivatives...................         $--               $(35)          $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..................         $ 8               $(64)          $(56)
Equity securities..........................         $--               $ (1)          $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                  HELD AT DECEMBER 31, 2009 AND 2008
                                                --------------------------------------
                                                    NET            NET
                                                INVESTMENT     INVESTMENT
                                                  INCOME     GAINS (LOSSES)     TOTAL
                                                ----------   --------------   --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities.....................   $       3     $       (26)   $    (23)
Foreign corporate securities..................          --              (2)         (2)
Foreign government securities.................           2              --           2
ABS...........................................          --              (3)         (3)
                                                ----------   --------------   --------
  Total fixed maturity securities.............         $ 5            $(31)       $(26)
                                                ==========   ==============   ========
Net derivatives...............................         $--            $  2        $  2
Net embedded derivatives......................         $--            $(35)       $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities.....................         $ 9            $(63)       $(54)
Equity securities.............................         $--            $ (2)       $ (2)
Net derivatives...............................         $--            $ (1)       $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                         DAC    VOBA   TOTAL
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2007............................  $125   $ 111   $ 236
Effect of adoption of new accounting principle........    (3)     (5)     (8)
  Capitalizations.....................................     7      --       7
                                                        ----   -----   -----
       Subtotal.......................................   129     106     235
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    (2)     (2)     (4)
     Other expenses...................................    15      14      29
                                                        ----   -----   -----
       Total amortization.............................    13      12      25
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (1)     71      70
  Less: Other.........................................     3      --       3
                                                        ----   -----   -----
Balance at December 31, 2007..........................   114      23     137
  Less: Amortization related to:
     Net investment gains (losses)....................     3      (4)     (1)
     Other expenses...................................    10       9      19
                                                        ----   -----   -----
       Total amortization.............................    13       5      18
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)   (154)   (157)
  Less: Other.........................................    (2)     (1)     (3)
                                                        ----   -----   -----
Balance at December 31, 2008..........................   106     173     279
  Capitalizations.....................................     6      --       6
                                                        ----   -----   -----
     Subtotal.........................................   112     173     285
                                                        ----   -----   -----
Less: Amortization related to:
  Net investment gains (losses).......................    (3)     (1)     (4)
  Other expenses......................................    21      13      34
                                                        ----   -----   -----
     Total amortization...............................    18      12      30
                                                        ----   -----   -----
Less: Unrealized investment gains (losses)............     1      62      63
                                                        ----   -----   -----
Balance at December 31, 2009..........................  $ 93   $  99   $ 192
                                                        ====   =====   =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $8 million in 2010, $8 million in 2011, $9 million in 2012, $9 million in 2013 and $8 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  INSURANCE

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,336 million and $1,406 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $79 million and $78 million at December 31, 2009 and 2008, respectively. The average interest rate credited on these contracts was 2.13% and 3.92% at December 31, 2009 and 2008, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $49 million and $57 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                                 AT                 AT
                                                           ANNUITIZATION      ANNUITIZATION
                                                           -------------      -------------
                                                                     (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
General account value....................................    $     282          $     283
Net amount at risk(2)....................................    $      50 (4)      $      50(4)
Average attained age of contractholders..................     61 years           60 years


                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                             SECONDARY          SECONDARY
                                                             GUARANTEES         GUARANTEES
                                                           -------------      -------------
                                                                     (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account).............    $   1,276          $   1,183
Net amount at risk(2)....................................    $  16,593 (3)      $  17,496(3)
Average attained age of policyholders....................     59 years           58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
DIRECT
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $13         $20
                                                      ===             ===         ===
CEDED
  Balance, at January 1, 2007..................       $--             $--         $--
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................        --              --          --
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................        --              --          --
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $--             $ 7         $ 7
                                                      ===             ===         ===
NET
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $ 6         $13
                                                      ===             ===         ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Fund Groupings:
  Equity.....................................................   $13      $12
  Money Market...............................................     3        2
  Bond.......................................................     1        1
  Balanced...................................................     1       --
  Specialty..................................................     1        1
                                                                ---      ---
     Total...................................................   $19      $16
                                                                ===      ===



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has historically reinsured certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. At December 31, 2009, the Company had $356 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $668 million of net unaffiliated ceded reinsurance recoverables. Of this total, $551 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $247 million of which were unsecured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2009      2008      2007
                                                      -----     -----     -----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums...................................  $ 357     $ 384     $ 410
  Reinsurance assumed...............................    184       211       181
  Reinsurance ceded.................................   (276)     (311)     (283)
                                                      -----     -----     -----
     Net premiums...................................  $ 265     $ 284     $ 308
                                                      =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees....................................  $ 374     $ 357     $ 302
  Reinsurance ceded.................................   (197)     (197)     (114)
                                                      -----     -----     -----
     Net universal life and investment-type product
       policy fees..................................  $ 177     $ 160     $ 188
                                                      =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...........  $ 567     $ 574     $ 652
  Reinsurance assumed...............................    110       186       175
  Reinsurance ceded.................................   (263)     (306)     (342)
                                                      -----     -----     -----
     Net policyholder benefits and claims...........  $ 414     $ 454     $ 485
                                                      =====     =====     =====



     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                               DECEMBER 31, 2009
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,235        $  1    $2,211       $   23
  Deferred policy acquisition costs and value
     of business acquired....................         192          --      (252)         444
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,427        $  1    $1,959       $  467
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,086        $ 75    $   --       $5,011
  Policyholder account balances..............       4,291          --        --        4,291
  Other policyholder funds...................         235          46      (133)         322
  Other liabilities..........................         556          --       367          189
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,168        $121    $  234       $9,813
                                                  =======        ====    ======       ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2008
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,177        $  1    $2,149       $   27
  Deferred policy acquisition costs and value
     of business acquired....................         279          --      (342)         621
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,456        $  1    $1,807       $  648
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,176        $ 88    $   --       $5,088
  Policyholder account balances..............       4,143          --        --        4,143
  Other policyholder funds...................         249          57      (196)         388
  Other liabilities..........................         446          --       271          175
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,014        $145    $   75       $9,794
                                                  =======        ====    ======       ======



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC and MetLife Investors USA Insurance Company, both of which are related parties.

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2009      2008     2007
                                                       -----     -----     ----
                                                             (IN MILLIONS)
PREMIUMS:
  Reinsurance ceded(1)...............................  $ (16)    $ (15)    $(17)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Reinsurance ceded..................................  $(116)    $(118)    $(65)
OTHER REVENUES:
  Reinsurance ceded..................................  $   2     $   3     $  2
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded(1)...............................  $ (20)    $ (18)    $(17)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance ceded..................................  $ (68)    $ (61)    $(58)
OTHER EXPENSES:
  Reinsurance ceded(1)...............................  $(105)    $ (58)    $(18)


--------

   (1) As discussed in Note 2, in September 2008, MetLife completed a tax-free split-off of its majority owned subsidiary, RGA. In connection with this transaction, the Company dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. As a result of the Company's dividend of interests in RGA, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. Affiliated transactions with RGA for the year ended December 31, 2008 include assumed premiums, assumed benefits and ceded interest costs of $43 million, $120 million and $9 million, respectively, and for the year ended December 31, 2007 include assumed premiums, ceded premiums, assumed benefits, ceded benefits,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumed dividends, ceded dividends and ceded interest costs of $129 million, ($63) million, $194 million, ($8) million, $9 million, ($9) million and $13 million, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2009     2008
                                                            ------   ------
                                                                 CEDED
                                                            ---------------
                                                             (IN MILLIONS)
ASSETS:
Premiums and other receivables............................  $1,511   $1,383
Deferred policy acquisition costs and value of business
  acquired................................................    (230)    (312)
                                                            ------   ------
  Total assets............................................  $1,281   $1,071
                                                            ======   ======
LIABILITIES:
Other policyholder funds..................................  $ (133)  $ (196)
Other liabilities.........................................      30       35
                                                            ------   ------
  Total liabilities.......................................  $ (103)  $ (161)
                                                            ======   ======



     The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1,481 million of unsecured affiliated reinsurance recoverable balances.

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

  LONG-TERM DEBT

     The Company's long-term debt includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $101 million and $100 million at December 31, 2009 and 2008, respectively.

     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at both December 31, 2009 and 2008. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                       -----------------------
                                                        2009     2008     2007
                                                       -----     ----     ----
                                                            (IN MILLIONS)
Current:
  Federal............................................  $  19     $(10)    $(41)
  Foreign............................................     30       75       50
                                                       -----     ----     ----
  Subtotal...........................................     49       65        9
                                                       -----     ----     ----
Deferred:
  Federal............................................   (114)      30       30
                                                       -----     ----     ----
Provision for income tax expense (benefit)...........  $ (65)    $ 95     $ 39
                                                       =====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate................  $(41)       $75        $28
Tax effect of:
  Tax-exempt investment income......................    (6)         9          2
  Prior year tax....................................    (4)        (7)         8
  Sale of former subsidiary(1)......................   (15)        --         --
  RGA dividend of interests(2)......................    --         16         --
  Other, net........................................     1          2          1
                                                      ----        ---        ---
Provision for income tax expense (benefit)..........  $(65)       $95        $39
                                                      ====        ===        ===



--------

   (1) In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

   (2) See Notes 2 and 15 for discussion concerning the dividend of interests in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 93     $ 33
  Employee benefits........................................    27       19
  Tax credit carryforwards.................................    44       55
  Net unrealized investment losses.........................    --      162
  Other....................................................     9        8
                                                             ----     ----
                                                              173      277
                                                             ----     ----
Deferred income tax liabilities:
  DAC......................................................     1       10
  Investments..............................................     6       37
  Net unrealized investment gains..........................    73       --
  Other....................................................     5       20
                                                             ----     ----
                                                               85       67
                                                             ----     ----
Net deferred income tax asset..............................  $ 88     $210
                                                             ====     ====



     Tax credit carryforwards amount to $44 million at December 31, 2009 and will expire beginning in 2018.

     General American participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $40 million, $16 million and $120 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 to 2005 tax years are no longer subject to audit. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $24 million. The total amount of unrecognized tax benefits increased by $3 million from January 1, 2007.

     At both December 31, 2008 and 2009, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007 due to lapses in the statutes of limitations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of an issue with regard to the deductibility of certain payments. A reasonable estimate of decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of this issue will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Balance at beginning of the period..................   $18        $24        $21
Additions for tax positions of current year.........    --         --          7
Lapses of statutes of limitations...................    --         (6)        (4)
                                                       ---        ---        ---
Balance at end of the period........................   $18        $18        $24
                                                       ===        ===        ===



     During the year ended December 31, 2007, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2009, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $6 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     North American National Marketing, LLC, et al. v. General American Life Insurance Co., et al. (Dist. Ct. Colo., Arapahoe Cty., filed March 21,
2007). North American National Marketing ("North American") and its affiliate sued the Company and MetLife, Inc. alleging breach of a contract between the Company and North American for the design, development and distribution of certain universal life insurance products for the Company during the period from 2001 to 2006. Plaintiffs sought damages comprised of fees and commissions relating to sales of the life insurance products designed by North American. MetLife was dismissed at trial. In April 2009, a jury awarded damages of $2.95 million against the Company for breach of contract and rejected all other claims. On June 24, 2009, the court issued a judgment in the amount of $3.8 million, inclusive of prejudgment interest and attorneys' fees. The Company has filed a notice of appeal of the judgment.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $5       $ 3
  Premium tax offsets currently available for paid
     assessments.............................................    1        --
                                                                --       ---
                                                                $6       $ 3
                                                                ==       ===
Other Liabilities:
  Insolvency assessments.....................................   $7       $ 4
                                                                ==       ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

  COMMITMENTS

  Leases

     The Company, as lessor, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements are as follows:

                                                                    RENTAL
                                                                    INCOME
                                                                -------------
                                                                (IN MILLIONS)
2010..........................................................       $ 9
2011..........................................................       $ 9
2012..........................................................       $ 8
2013..........................................................       $ 6
2014..........................................................       $ 6
Thereafter....................................................       $13


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $177 million and $182 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1 million and $6 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

12.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $17 million for the year ended December 31, 2009 and $7 million for both years ended December 31, 2008 and 2007. In addition, General American's share of other postretirement expense was $3 million for the year ended December 31, 2009 and less than $1 million for both years ended December 31, 2008 and 2007. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                               DECEMBER 31,
                                                              -------------
                                                              2009     2008
                                                              ----     ----
                                                              (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $ 25     $ 26
  Service cost..............................................    --       --
  Interest cost.............................................     2        2
  Net actuarial losses......................................     1       --
  Change in benefits........................................    --       --
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
Benefit obligation at end of year...........................    25       25
                                                              ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............    --       --
  Actual return on plan assets..............................    --       --
  Employer contribution.....................................     3        3
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
  Fair value of plan assets at end of year..................    --       --
                                                              ----     ----
  Funded status at end of year..............................  $(25)    $(25)
                                                              ====     ====
Amounts recognized in the consolidated balance sheets
  consist of:
  Other assets..............................................  $ --     $ --
  Other liabilities.........................................    25       25
                                                              ----     ----
  Net amount recognized.....................................  $(25)    $(25)
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................  $ 12     $ 12
  Prior service credit......................................   (11)     (13)
                                                              ----     ----
                                                              $  1     $ (1)
                                                              ====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             NON-QUALIFIED
                                                                  PLAN
                                                             -------------
                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Aggregate fair value of plan assets........................   N/A      N/A
Aggregate projected benefit obligation.....................    25       25
                                                             ----     ----
Over (under) funded........................................  $(25)    $(25)
                                                             ====     ====



     The accumulated benefit obligation for all defined benefit pension plans was $25 million at both December 31, 2009 and 2008.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Projected benefit obligation.................................   $25      $25
Accumulated benefit obligation...............................   $25      $25
Fair value of plan assets....................................   $--      $--


     The projected benefit obligation exceeded assets for all pension plans at December 31, 2009 and 2008.

     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

          i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

          ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

          iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

          iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit) expense over the expected service years of the employees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                                            OTHER POSTRETIREMENT
                                                  PENSION BENEFITS              BENEFITS(1)
                                               ----------------------     -----------------------
                                               2009     2008     2007     2009      2008     2007
                                               ----     ----     ----     ----      ----     ----
                                                                  (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...............................   $--      $--      $--      $--       $--      $--
  Interest cost..............................     1        2        2       --        --       --
  Expected return on plan assets.............    --       --       --       --        --       --
  Amortization of net actuarial (gains)
     losses..................................     1        1       --       --        --       --
  Amortization of prior service cost
     (credit)................................    (2)      (3)      (2)      --        --       --
                                                ---      ---      ---      ---       ---      ---
     Net periodic benefit cost...............    --       --       --       --        --       --
     Net periodic cost of asset held-for-
       sale..................................    --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
                                                 --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses...............    --       (7)      (3)      --        (2)      (3)
  Prior service cost (credit)................     2        2        1       --        --       --
  Amortization of net actuarial (gains)
     losses..................................    (1)      (1)      (1)      --        --       --
  Amortization of prior service cost
     (credit)................................     2        3        2       --        --       --
                                                ---      ---      ---      ---       ---      ---
     Total recognized in other comprehensive
       income (loss).........................     3       (3)      (1)      --        (2)      (3)
                                                ---      ---      ---      ---       ---      ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)................................   $ 3      $(3)     $ 3      $--       $(2)     $(2)
                                                ===      ===      ===      ===       ===      ===



--------

   (1) Other Postretirement Benefits are related to RGA. See Note 2.

     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of ($3) million before income tax and ($2) million, net of income tax.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $1 million and ($2) million, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                               DECEMBER 31,
                                                              -------------
                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                              2009     2008
                                                              ----     ----
Weighted average discount rate..............................  6.25%    6.60%
Rate of compensation increase...............................   N/A      N/A

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Assumptions used in determining net periodic benefit cost were as follows:

                                                              DECEMBER 31,
                                                         ----------------------
                                                            PENSION BENEFITS
                                                         ----------------------
                                                         2009     2008     2007
                                                         ----     ----     ----
Weighted average discount rate.........................  6.60%    6.65%    6.00%
Weighted average expected rate of return on plan
  assets...............................................   N/A      N/A      N/A
Rate of compensation increase..........................   N/A      N/A      N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     In 2010, the Company does not expect to make a contribution to its pension plans.

     Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                              PENSION BENEFITS
                                                              ----------------
                                                                (IN MILLIONS)
2010........................................................         $ 3
2011........................................................         $ 3
2012........................................................         $ 3
2013........................................................         $ 3
2014........................................................         $ 3
2015 - 2019.................................................         $11


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

13.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $65 million, $1,177 million and $106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $995 million and $1,079 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to GenAmerica as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). General American will be permitted to pay a dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the year ended December 31, 2009, General American paid a dividend of $107 million. Of that amount, $87 million was a return of capital. As described in Note 2, during the year ended December 31, 2008, General American paid to GenAmerica an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, General American did not pay a dividend to GenAmerica. The maximum amount of dividends which General American may pay to GenAmerica in 2010 without prior regulatory approval is $149 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2009     2008    2007
                                                       -----   -------   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $ 729   $(1,539)  $ 14
Income tax effect of holding gains (losses)..........   (254)      544    (13)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     46       105     29
  Amortization of premiums and accretion of discounts
     associated with investments.....................    (38)      (37)   (33)
Income tax effect....................................     (3)      (26)     2
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............    (63)      175    (70)
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............     22       (61)    42
Unrealized investment loss on dividend of interests
  in subsidiary......................................     --        88     --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary................     --       (46)    --
                                                       -----   -------   ----
Net unrealized investment gains (losses), net of
  income tax.........................................    439      (797)   (29)
Foreign currency translation adjustment, net of
  income tax.........................................     --      (229)   116
Defined benefit plan adjustment, net of income tax...     (2)        8      2
                                                       -----   -------   ----
Other comprehensive income (loss)....................    437    (1,018)    89
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --       150      8
Foreign currency translation adjustment attributable
  to noncontrolling interests of subsidiary at date
  of dividend of interests in subsidiary.............     --       107    (56)
Defined benefit plan adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --        (4)    (1)
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company, excluding
  cumulative effect of change in accounting
  principle..........................................    437      (765)    40
Cumulative effect of change in accounting principle,
  net of income tax of less than $1 million,
  effective April 1, 2009 (See Note 1)...............     (1)       --     --
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company............  $ 436   $  (765)  $ 40
                                                       =====   =======   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2009     2008     2007
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Compensation..........................................  $ 14     $ 22     $ 10
Commissions...........................................    47       39       30
Commissions on ceded reinsurance......................   (65)     (43)     (37)
Interest expense......................................    10       10       10
Amortization of DAC and VOBA..........................    30       18       25
Capitalization of DAC.................................    (6)      --       (7)
Insurance tax.........................................    14       11       13
Other.................................................    62       27       33
                                                        ----     ----     ----
Total other expenses..................................  $106     $ 84     $ 77
                                                        ====     ====     ====



  Interest Expense

     Includes interest expense on debt (see Note 9) and interest expense on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 6 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, commissions on ceded reinsurance, interest expense, amortization of DAC and VOBA and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

15.  DISCONTINUED OPERATIONS

  OPERATIONS

     As more fully described in Note 2, MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA, in September 2008. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. RGA's operating results were reclassified to discontinued operations for all periods presented.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations in the consolidated statements of operations:

                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                           -----------------
                                                            2008       2007
                                                           ------     ------
                                                             (IN MILLIONS)
Revenues:
  Premiums...............................................  $3,535     $4,910
  Net investment income..................................     597        908
  Other revenues.........................................      69         77
  Net investment gains (losses)..........................    (249)      (177)
                                                           ------     ------
     Total revenues......................................   3,952      5,718
                                                           ------     ------
Expenses:
  Policyholder benefits and claims.......................   2,989      3,989
  Interest credited to policyholder account balances.....     108        262
  Other expenses.........................................     699      1,226
                                                           ------     ------
     Total expenses......................................   3,796      5,477
                                                           ------     ------
Income before provision for income tax...................     156        241
Provision for income tax.................................      53         84
                                                           ------     ------
Income from discontinued operations, net of income tax,
  attributable to General American Life Insurance
  Company................................................     103        157
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests...............      94        141
Loss in connection with the dividend of interests in
  subsidiary, net of income tax..........................    (398)        --
                                                           ------     ------
Income (loss) from discontinued operations, net of income
  tax....................................................  $ (201)    $  298
                                                           ======     ======



     The operations of RGA included direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million and $38 million and ceded amounts that reduced policyholder benefits and claims by $13 million and $33 million for the years ended December 31, 2008 and 2007, respectively, that have not been eliminated as these transactions have continued after the RGA disposition.

16.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $29 million, $36 million and $44 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $13 million, $28 million and $5 million, included

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $6 million, included in other expenses, for both years ended December 31, 2009 and 2008, and $14 million, included in other expenses, for the year ended December 31, 2007. The Company did not receive any fees for this service for the year ended December 31, 2009. The Company received fees for this service of $28 million and $26 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. The Company did not incur any charges for the year ended December 31, 2009 related to this distribution agreement. MDC charged the Company $2 million and $4 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $1 million included in universal life and investment-type product policy fees for both years ended December 31, 2009 and 2008, respectively, and $2 million included in universal life and investment-type product policy fees, for the year ended December 31, 2007.

     The Company had net receivables from affiliates of $6 million and $9 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8.

     See Note 3 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5.   Notes to the Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Financial Statements.





The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are
included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2009 and 2008.

3.   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and
     2007.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Consolidated Financial Statements.





b.           Exhibits
             ---------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account(5)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's and Selling Agreement(8)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(14)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(14)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(14)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)

     (vi)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)


     (vii)   Form of Retail Sales Agreement and Schedule of Differences (2-10)
             (34)

     (viii)  Retail Sales Agreement and Amendments (Edward Jones) (35)

     (ix)    Selling Agreement and Amendments (UBS Financial Services Inc.) (36)


4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity
Contract(7)

     (ii)    Enhanced Dollar Cost Averaging Rider(7)

     (iii)   Three Month Market Entry Rider(7)

     (iv)    Death Benefit Rider - (Compounded-Plus)(7)


     (v)         Death Benefit Rider - (Annual)(7)

     (vi)        Death Benefit Rider - (Annual Step-Up)(7)

     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(7)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

     (x)         Terminal Illness Rider(7)

     (xi)        Individual Retirement Annuity Endorsement(7)

     (xii)       Roth Individual Retirement Annuity Endorsement(7)

     (xiii)      401 Plan Endorsement(7)

     (xiv)       Tax Sheltered Annuity Endorsement(7)

     (xv)        Unisex Annuity Rates Rider(7)

     (xvi)       Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company)(9)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(11)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(13)

     (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04)(14)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(14)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(14)

     (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(14)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(14)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(14)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix)      Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (23)

     (xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (23)

     (xxxix)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (30)

     (xl)        Form of Contract Schedule MLI-EDB (4/08)(30)

     (xli)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(30)

     (xlii)      Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (30)


     (xliii)      Form of Spousal Continuation Rider MLI-GMIB (2/10)-E (34)


5.   (i)         Variable Annuity Application(7)

     (ii)        Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(12)


     (iii)    Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA)(12)

     (iv)     Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04)
              APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(13)

     (v)      Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)

     (vi)     Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii)    Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii)   Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix)     Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

     (xi)     Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (31)

     (xii)    Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (32)

     (xiii)   Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (32)

6.   (i)      Copy of Articles of Incorporation of the Company(1)

     (ii)     Copy of the Bylaws of the Company(1)

7.   (i)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
              Company(10)

     (ii)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
              Reassurance Company, Ltd(10)

     (iii)    Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
              American Life Insurance Company (23)

8.   (i)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
              Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
              Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
              Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
              Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (32)

     (ii)     Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova
              Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii)    Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November
              1, 1999)(6)

     (iv)     (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

              (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
              (32)

              (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
              Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
              Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
              2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
              Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
              Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
              Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
              Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
              Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
              Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (32)

     (v)      Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova
              Financial Services Life Insurance Company (1999)(6)




     (vi)     Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance
              Company and Massachusetts Financial Services Company (November 1997), Partial Termination of Participation
              Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable
              Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company
              (January 28, 1999), Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable
              Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (1998),
              Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22,
              1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
              Financial Service Company (October 1, 1999)(35)

(vii)    (a)      Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company,
                  PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

         (b)      Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company,
                  PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                  2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance
                  Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective
                  February 12, 2001)(15)

         (c)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 1, 2000 (15)




(viii)   (a) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp.
         and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

         (b) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
         Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment
         dated November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated
         May 1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated
         April 24, 2006 to the Participation Agreement dated September 1, 1998 (32)

(ix)     (a) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation
         and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (b) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (c) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)



       (d)      First Amendment among Cova Financial Services Life Insurance Company, Variable Insurance
                Products and Fidelity Distributors Corporation effective May 7, 2001 to the Participation Agreement dated November 17, 1997 (32)

       (e)      Amendment and Assignment of Variable Insurance Products Fund I's and Variable Insurance Products
                Fund II's Participation Agreement, each dated November 17, 1997, as amended, consented by
                MetLife Investors Insurance Company as of June 19, 2007 (32)

(x)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(10)

       (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (September 14, 2001)(10)



(xi)    Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
        and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

(xii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
        Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(20)

(xii)   Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
        December 31, 2002) (23)

(xiv)   Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)

(xv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
        Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)


          (xvi)    Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
                   Series and Capital Research and Managment Company (effective 11-01-06)(27)

          (xvii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(29)

9.        (i)      Opinion of Counsel (27)

          (ii)     Opinion and Consent of Counsel (General American Life Insurance Company) (25)


10.       (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant
                   and the Guarantor (filed herewith)

          (ii)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                   (filed herewith)


11.                Not Applicable

12.                Agreement Governing Contribution(5)


13.       (i)      Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                   Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper, Charles V. Curcio, James
                   J. Reilly, Bennett D. Kleinberg, and George Foulke (filed herwith)

          (ii)     Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M. Carlson, Todd B.
                   Katz, Maria R. Morris, James L. Lipscomb, Eric T. Steigerwalt, Stanley J. Talbi, Michael J. Vietri, James
                   J. Reilly, and Teresa Wynn Roseborough (filed herewith)


      (1)          incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

      (2)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                   Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

      (3)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

      (4)          incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100
                   and 811-05200) filed electronically on April 30, 1998.

      (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                   Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

      (6)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                   Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

      (7)          incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

      (8)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                   Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

      (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

   (10)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

   (11)            incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective
                   Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                   2004.

   (12)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

   (13)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

   (14)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (15)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

   (16)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                   Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.


(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

(21)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
         13, 2006.

(22)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
         2006.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(24)     incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 19, 2007.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No.23 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 12, 2007.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-509540 and 811-05200) filed electronically on April 22, 2008.


(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-52272 and 811-08306) filed electronically on December 5, 2008.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

(35)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-05200) filed electronically on October 9, 2009.

(36)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-160936 and 811-05200) filed electronically on November 2, 2009.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Richard C. Pearson                      Director, Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel and Secretary
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollman, Jr.                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty E. Davis                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2010, there were 5,077 qualified contract owners and 3,369 non-qualified contract owners of Class VA contracts; and 8,960 qualified contract owners and 6,964 non-qualified contract owners of Class AA contracts; and 3,252 qualified contract owners and 4,296 non-qualified owners of Class B contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One


       MetLife Investors Variable Life Account One


       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------


 MetLife Investors Distribution Company      $74,046,968         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614



    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647



    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Irvine, and state of California, on this 13th day of April, 2010.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel


METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2010.


/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive
--------------------------------   Officer, President and Director
Michael K. Farrell


/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson


/s/ James J. Reilly*               Vice President-Finance (principal financial
--------------------------------   officer and principal accounting officer)
James J. Reilly


/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget


/s/ George Foulke*                 Director
--------------------------------
George Foulke


/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester


/s/ Richard C. Pearson*            Director, Vice President, Associate General
--------------------------------   Counsel and Secretary
Richard C. Pearson


/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


/s/ Bennett D. Kleinberg*          Director and Vice President
--------------------------------
Bennett D. Kleinberg


*By: /s/ Michele H. Abate
     -------------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 13, 2010

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney filed herewith.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 13th day of April, 2010.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By: /s/ James J. Reilly
    ----------------------------------------
    James J. Reilly
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2010.

/s/ Michael K. Farrell*             Chairman of the Board, President,
--------------------------------    Chief Executive Officer and Director
Michael K. Farrell

/s/ Todd B. Katz*                   Director
--------------------------------
Todd B. Katz

/s/ James L. Lipscomb*              Director
--------------------------------
James L. Lipscomb

/s/ Peter M. Carlson*               Director, Executive Vice President and Chief
--------------------------------    Accounting Officer
Peter M. Carlson

/s/ Stanley J. Talbi*               Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*              Director
--------------------------------
Michael J. Vietri

/s/ Maria R. Morris*                Director
--------------------------------
Maria R. Morris

/s/ James J. Reilly*                Vice President (principal financial officer)
--------------------------------
James J. Reilly

/s/ Eric T. Steigerwalt*            Director
--------------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*       Director
--------------------------------
Teresa Wynn Roseborough

*By: /s/ Michele H. Abate
    ----------------------------------------
    Michele H. Abate, Attorney-In-Fact
    April 13, 2010

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte &
        Touche LLP) for MetLife, Inc.

13 (i)  Powers of Attorney (MetLife Investors Insurance Company)

13 (ii) Powers of Attorney (General American Life Insurance Company)